UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059
                                                     ---------

                                 HighMark Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                            San Francisco, CA 94104
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884
                                                           --------------

                     Date of fiscal year end: July 31, 2011
                                              -------------

                     Date of reporting period: July 31, 2011
                                              --------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.
--------------------------------------------------------------------------------
                                                                JULY 31, 2011
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      EQUITY
      ASSET ALLOCATION
      FIXED-INCOME

      ANNUAL
      --------------------------------------------------------
                                                        report
      [GRAPHIC OMITTED]

      [HIGHMARK FUNDS(R) LOGO]

                               TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund ..........................................................    2
   cognitive value fund ...................................................    4
   core equity fund .......................................................    6
   enhanced growth fund ...................................................    8
   equity income fund .....................................................   10
   fundamental equity fund ................................................   12
   geneva mid cap growth fund .............................................   14
   geneva small cap growth fund ...........................................   16
   international opportunities fund .......................................   18
   large cap growth fund ..................................................   20
   large cap value fund ...................................................   22
   nyse arca tech 100 index fund ..........................................   24
   small cap advantage fund ...............................................   26
   small cap value fund ...................................................   28
   value momentum fund ....................................................   30
   capital growth allocation fund .........................................   32
   diversified equity allocation fund .....................................   34
   growth & income allocation fund ........................................   36
   income plus allocation fund ............................................   38
   bond fund ..............................................................   40
   california intermediate tax-free bond fund .............................   42
   national intermediate tax-free bond fund ...............................   44
   short term bond fund ...................................................   46
   wisconsin tax-exempt fund ..............................................   48
disclosure of fund expenses ...............................................   50
schedules of investments ..................................................   53
statements of assets and liabilities ......................................  126 statements of operations ..................................................  138
statements of changes in net assets .......................................  144 financial highlights ......................................................  164
notes to financial statements .............................................  176
report of independent registered public accounting firm ...................  189 notice to shareholders ....................................................  190
trustees and officers .....................................................  192
board approval of the existing advisory and sub-advisory agreements .......  194 fund information ..........................................................  199
service providers & board of trustees .....................................  204

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
DANAHER                                                                   3.7%

PRAXAIR                                                                   3.0

EXXONMOBIL                                                                2.5

APPLE                                                                     2.4

OCCIDENTAL PETROLEUM                                                      2.1

GOOGLE, CL A                                                              2.0

ORACLE                                                                    1.9

JPMORGAN CHASE                                                            1.9

WELLS FARGO                                                               1.9

PHILIP MORRIS INTERNATIONAL                                               1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   13.4%

ENERGY                                                                   11.6

INDUSTRIAL                                                               11.0

FINANCIALS                                                                9.6

CONSUMER STAPLES                                                          8.3

REPURCHASE AGREEMENT                                                      7.6

CONSUMER DISCRETIONARY                                                    7.0

MATERIALS                                                                 6.8

HEALTH CARE                                                               6.7

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                        3.9

ASSET-BACKED SECURITIES                                                   3.8

MORTGAGE-BACKED SECURITIES                                                3.7

U.S. TREASURY OBLIGATIONS                                                 2.0

UTILITIES                                                                 1.5

MUNICIPAL BONDS                                                           1.2

TELECOMMUNICATION SERVICES                                                1.1

REGISTERED INVESTMENT COMPANY                                             0.5

FOREIGN GOVERNMENT                                                        0.3

*     EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Balanced Fund (the "Fund") produced a total return of 12.72% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 19.65%, 4.44% and 13.61%, respectively, for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market toward the end of the reporting period.

The Fund's relative underperformance during the reporting period was due largely to adverse stock selection, primarily in the energy, materials, consumer discretionary and financial sectors. The impact from stock selection was partially offset by the Fund's overweight position in the energy sector and its underweight position in the financial sector.

Specific stocks that detracted from performance included Ecolab, Staples and The Hanover Group. In the case of Ecolab, in spite of the relative underperformance, the fundamental investment case remained strong during the period, and the Fund continues to own a significant position in the stock. However, with regard to both Staples and The Hanover Group, poor relative performance was an indication of materially adverse changes to the underlying investment theses of why we held these stocks. As a result, both stocks were sold during the reporting period.

Although the Fund had a number of strong stock performances during the reporting period, including Danaher in the industrial sector and EMC and Apple in the information technology sector, the Fund's equity portion underperformed its benchmark for the reporting period.

With respect to the Fund's fixed income portion, while the short duration of the Fund's fixed income holdings was a slight detractor from performance relative to its benchmark, corporate earnings in particular were strong during the reporting period, as the business and manufacturing sectors took advantage of low financing rates and utilized cost cutting measures to repair balance sheets. As a result, credit quality was again a factor in the Fund's fixed income performance, as investment-grade corporate bonds outperformed U.S. Treasuries by nearly 3% during the reporting period. The Fund was overweight in corporate bonds, and this was a major contributor to the Fund's fixed income outperformance relative to its benchmark.

The outperformance of the Fund's fixed income investments was not enough to overcome the underperformance of the Fund's equity investments, and the Fund underperformed its benchmark as a whole for the reporting period.

2 HIGHMARK(R) FUNDS

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KEN WEMER]

PORTFOLIO MANAGER
KEN WEMER (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JACK MONTGOMERY]

PORTFOLIO MANAGER
JACK MONTGOMERY (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                           Highmark
            Highmark       Balanced   60/40 Hybrid                 Barclays     Morningstar
            Balanced         Fund        of the                  Capital U.S.     Moderate
          Fund Class A    Fiduciary   following two   S&P 500     Aggregate      Allocation
             Shares         Shares       indices:     Index++    Bond Index++     Category
         -------------    ---------   -------------   --------   ------------   -----------
7/01     $       9,450    $  10,000   $      10,000   $ 10,000   $     10,000   $    10,000
7/02     $       8,083    $   8,576   $       8,810   $  7,637   $     10,753   $     8,795
7/03     $       8,660    $   9,202   $       9,613   $  8,450   $     11,336   $     9,464
7/04     $       9,324    $   9,939   $      10,565   $  9,562   $     11,884   $    10,321
7/05     $      10,170    $  10,864   $      11,660   $ 10,906   $     12,454   $    11,571
7/06     $      10,527    $  11,274   $      12,109   $ 11,493   $     12,636   $    12,141
7/07     $      11,699    $  12,567   $      13,550   $ 13,346   $     13,338   $    13,633
7/08     $      10,916    $  11,748   $      12,967   $ 11,866   $     14,158   $    12,793
7/09     $       9,993    $  10,780   $      11,807   $  9,498   $     15,270   $    11,286
7/10     $      11,216    $  12,138   $      13,250   $ 10,812   $     16,630   $    12,628
7/11     $      12,618    $  13,682   $      15,053   $ 12,937   $     17,369   $    14,384


++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
----------------------------------------------------------------------------------------------
Fiduciary Shares            12.72%       5.21%        3.95%        3.18%      1.60%     0.99%
----------------------------------------------------------------------------------------------
Class A Shares              12.50%       4.95%        3.69%        2.93%      1.85%     1.24%
----------------------------------------------------------------------------------------------
Class A Shares w/load*       6.30%       2.99%        2.52%        2.35%      1.85%     1.24%
----------------------------------------------------------------------------------------------
Class B Shares              11.80%       4.32%        3.07%        2.29%      2.35%     1.84%
----------------------------------------------------------------------------------------------
Class B Shares w/load**      6.80%       3.39%        2.72%        2.29%      2.35%     1.84%
----------------------------------------------------------------------------------------------
Class C Shares              11.80%       4.31%        3.06%        2.28%      2.35%     1.84%
----------------------------------------------------------------------------------------------
Class C Shares w/load***    10.80%       4.31%        3.06%        2.28%      2.35%     1.84%
----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer manages the equity portion of the Fund's portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

                                                             HIGHMARK(R) FUNDS 3

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
CVR ENERGY                                                                1.2%

COMPLETE PRODUCTION SERVICES                                              1.1

WESTERN REFINING                                                          1.1

INNOSPEC                                                                  1.1

APPLIED INDUSTRIAL TECHNOLOGIES                                           1.0

MAGELLAN HEALTH SERVICES                                                  1.0

ALLIED WORLD ASSURANCE COMPANY HOLDINGS                                   1.0

CUBIC                                                                     1.0

FINISH LINE, CL A                                                         1.0

SEACOR HOLDINGS                                                           0.9

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               22.3%

INDUSTRIAL                                                               18.1

INFORMATION TECHNOLOGY                                                   13.2

CONSUMER DISCRETIONARY                                                   12.8

ENERGY                                                                    7.6

MATERIALS                                                                 7.4

HEALTH CARE                                                               6.4

UTILITIES                                                                 4.1

CONSUMER STAPLES                                                          4.0

REGISTERED INVESTMENT COMPANIES                                           2.8

REPURCHASE AGREEMENT                                                      0.9

TELECOMMUNICATION SERVICES                                                0.4

*     EXCLUDES SHORT-TERM SECURITIES.

COGNITIVE VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Cognitive Value Fund (the "Fund") produced a total return of 24.54% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index returned 19.95% for the same period.

FACTORS AFFECTING PERFORMANCE

Micro-cap stocks struggled in the first half of the reporting period due in part to a decline in bank lending throughout the period. During the second half of the reporting period, a rebound in bank lending occurred.

The Fund uses a Behavorial Ranking Model (BRM) (a composite of the Fund's factor signals) to help it make stock selection decisions. The BRM had very good results for the twelve-month period, with five of the six components contributing positively to performance. The Analyst Herding Bias and Anchoring Bias factors produced the best results, while the Analyst Expectation Bias factor performed the least well.

As would be expected, the very good BRM results translated into strong relative outperformance for the Fund. The Fund's generally low allocation to cash continued to help limit losses relative to the Fund's benchmark (since the Fund's benchmark holds no cash) and during the period when stock returns were dramatically higher than cash returns.

For the fiscal year overall, micro-cap stocks trailed small cap stocks within the Fund. During the second half of the reporting period, coincident with increases in bank lending, micro-cap stocks outperformed small cap stocks. As the strength and robustness of the factor models in the BRM has improved, the need for relatively large micro-cap exposure to potentially enhance returns has decreased. This may result in a lower exposure to micro-cap stocks in the future, regardless of their perceived attractiveness.

4 HIGHMARK(R) FUNDS

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF THOMAS MUDGE]

LEAD PORTFOLIO MANAGER
THOMAS MUDGE
BAILARD, INC.

[PHOTO OF GEORGE Y. SOKOLOFF]

PORTFOLIO MANAGER
GEORGE Y. SOKOLOFF
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

              HighMark           HighMark
           Cognitive Value   Cognitive Value    S&P SmallCap
            Fund Class M       Fund Class A    600/Citigroup   Morningstar Small
                Shares           Shares+       Value Index++    Value Category
           ---------------   ---------------   -------------   -----------------
7/01       $        10,000   $         9,446   $      10,000   $          10,000
7/02       $         9,462   $         8,895   $       9,115   $           8,770
7/03       $        10,340   $         9,674   $      10,518   $           9,955
7/04       $        12,272   $        11,426   $      12,763   $          10,849
7/05       $        15,211   $        14,092   $      16,063   $          12,094
7/06       $        16,437   $        15,179   $      17,174   $          12,545
7/07       $        18,406   $        16,929   $      19,401   $          13,960
7/08       $        16,385   $        15,030   $      17,241   $          12,320
7/09       $        12,777   $        11,668   $      14,064   $          10,138
7/10       $        15,342   $        13,955   $      16,639   $          12,293
7/11       $        19,107   $        17,311   $      19,958   $          14,766


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           24.32%       5.15%         2.99%        6.55%+       1.33%      1.22%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             24.05%       4.81%         2.66%        6.24%+       1.58%      1.47%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     17.18%       2.86%         1.50%        5.64%+       1.58%      1.47%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             23.30%       4.16%         2.00%        5.63%+       2.08%      2.07%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                    22.30%       4.16%         2.00%        5.63%+       2.08%      2.07%
-----------------------------------------------------------------------------------------------------------------
Class M Shares                             24.54%       5.26%         3.06%        6.69%        1.08%      1.07%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 5

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
APPLE                                                                     5.3%

EXXONMOBIL                                                                4.5

COCA-COLA                                                                 3.8

GENERAL ELECTRIC                                                          3.1

CHEVRON                                                                   2.9

UNITED PARCEL SERVICE, CL B                                               2.6

PROCTER & GAMBLE                                                          2.3

WELLS FARGO                                                               2.3

THERMO FISHER SCIENTIFIC                                                  2.1

DISCOVER FINANCIAL SERVICES                                               2.1

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   17.0%

FINANCIALS                                                               15.6

ENERGY                                                                   12.6

INDUSTRIAL                                                               12.6

CONSUMER STAPLES                                                         12.5

CONSUMER DISCRETIONARY                                                   10.2

HEALTH CARE                                                               9.9

UTILITIES                                                                 2.9

TELECOMMUNICATIONS SERVICES                                               2.6

MATERIALS                                                                 2.4

REPURCHASE AGREEMENT                                                      1.7

*     EXCLUDES SHORT-TERM SECURITIES.

CORE EQUITY FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Core Equity Fund (the "Fund") produced a total return of 18.63% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 19.65% over the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

Moderate volatility characterized the second half of the Fund's reporting period, as renewed concerns over the European sovereign debt crisis, the disaster in Japan and the unrest in the Middle East took hold. The characteristics of the stock market's performance in the second half of the reporting period were typical of a market concerned about future rates of economic growth. This included the underperformance of higher volatility stocks, small cap stocks and economically sensitive stocks.

As is typical for the Fund's portfolio, performance contribution was marginal from the overweight and underweight relative to the Fund's benchmark of industry sectors. However, the Fund did adjust from a "barbell" strategy of cyclical and stable sectors to a more strictly cyclical tilt toward the end of the reporting period.

Specific stocks that contributed to performance include DuPont in the industrials sector and Nabors Industries in the oil services sector. Liberty Media in the media sector also positively contributed to performance.

Specific stocks that detracted from performance include underweights to Exxon Mobil in the energy sector and Target in the retail sector.

The Fund was not able to overcome the abovementioned drags on performance, and it underperformed its benchmark for the reporting period.

6 HIGHMARK(R) FUNDS

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

            HighMark Core     HighMark Core
             Equity Fund       Equity Fund        S&P 500      Morningstar Large
          Fiduciary Shares   Class A Shares       Index++       Value Category
          ----------------   ---------------   -------------   -----------------
  7/01    $         10,000   $         9,450   $      10,000   $          10,000
  7/02    $          7,575   $         7,139   $       7,637   $           8,086
  7/03    $          8,268   $         7,775   $       8,450   $           8,785
  7/04    $          9,079   $         8,511   $       9,562   $          10,134
  7/05    $         10,120   $         9,474   $      10,910   $          11,746
  7/06    $         11,084   $        10,341   $      11,497   $          12,717
  7/07    $         12,703   $        11,814   $      13,352   $          14,541
  7/08    $         10,881   $        10,107   $      11,871   $          12,338
  7/09    $          8,749   $         8,102   $       9,502   $           9,852
  7/10    $         10,023   $         9,259   $      10,817   $          11,108
  7/11    $         11,890   $        10,939   $      12,943   $          12,943


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           18.63%       3.00%         1.41%        1.74%        1.22%      1.00%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             18.15%       2.67%         1.13%        1.47%        1.47%      1.25%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     11.66%       0.76%        -0.01%        0.90%        1.47%      1.25%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                             17.62%       2.09%         0.52%        0.84%        1.97%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                    12.62%       1.12%         0.14%        0.84%        1.97%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             17.48%       1.96%         0.45%        1.03%+       1.97%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                   16.48%       1.96%         0.45%        1.03%+       1.97%      1.85%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 7

                                TOP TEN HOLDINGS

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
APPLE                                                                     9.0%

GOOGLE, CL A                                                              4.6

MICROSOFT                                                                 3.9

INTERNATIONAL BUSINESS MACHINES                                           3.1

ORACLE                                                                    3.0

QUALCOMM                                                                  2.7

INTEL                                                                     2.2

CISCO SYSTEMS                                                             1.8

COGNIZANT TECHNOLOGY SOLUTIONS, CL A                                      1.7

EMC                                                                       1.7

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   86.1%

HEALTH CARE                                                               7.1

CONSUMER DISCRETIONARY                                                    3.9

REGISTERED INVESTMENT COMPANY                                             1.6

TELECOMMUNICATION SERVICES                                                1.0

REPURCHASE AGREEMENT                                                      0.2

ENERGY                                                                    0.1

*     EXCLUDES SHORT-TERM SECURITIES.

ENHANCED GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Enhanced Growth Fund (the "Fund") produced a total return of 21.85% (Class M Shares). In comparison, the Fund's benchmark, the NASDAQ 100 index, returned 27.78% for the same period.

FACTORS AFFECTING PERFORMANCE

The global stock markets continued their upward march in the first half of the reporting period, albeit with some bumps along the road. However, all of that changed quickly in the beginning of the second half of the reporting period when the global equity markets faced numerous unforeseen events, including massive regime upheavals in Africa and the Middle East, a tragic earthquake and tsunami in Japan and the raising of rates by various central banks in emerging countries. Markets faltered in March but managed to regain their footing. Although April brought with it some upward momentum, May and June of 2011 saw substantial sell-offs once again. The sovereign debt crisis, the growing U.S. deficit, the stubbornly high rate of unemployment and an economy that is signaling signs of a tremendous slowdown have been some of the main factors leading to the most recent sell-off.

As noted above, the first six months of the reporting period was a particularly good one for stocks in general. In keeping with these trends, the Fund, over this time period, had a total return of 23.37% (Class M shares). The following six months were not as positive for equities, and the same was true for the Fund. For the period between January 31 and July 31, 2011, the Fund had a total return of - 1.23% (Class M shares).

During the twelve-month reporting period, the Fund focused on certain sub-sectors, particularly in the information technology sector. The Fund also was invested in the healthcare sector, especially in biotech, medical devices and pharmaceutical companies. In addition, the Fund held small positions in the consumer discretionary, industrials and telecommunication sectors.

Sub-sectors within the Fund that contributed positively to performance within the information technology sector during the twelve-month period were application software, internet software and services, computer hardware and IT consulting and services. Other standout performers were the retail internet subsector as well as the Fund's small weighting in the industrials sector. Subsectors that underperformed in general were communications equipment, electronic components, computer storage and peripherals, semiconductors and systems software.

8 HIGHMARK(R) FUNDS

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF SONYA THADHANI]

PORTFOLIO MANAGER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX, THE S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX AND THE MORNINGSTAR SPECIALTY-TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

          HighMark Enhanced      HighMark Enhanced                               Morningstar       S&P North American
         Growth Fund Class M    Growth Fund Class A                              Specialty -        Technology Sector
                Shares                 Shares+         NASDAQ 100 Index++    Technology Category          Index++
         -------------------    -------------------    ------------------    -------------------   ------------------
  7/01   $            10,000    $             9,450    $           10,000    $            10,000   $           10,000
  7/02   $             5,891    $             5,540    $            5,413    $             6,185   $            5,575
  7/03   $             7,704    $             7,208    $            7,196    $             7,020   $            7,123
  7/04   $             8,412    $             7,832    $            7,910    $             7,651   $            7,775
  7/05   $             9,534    $             8,832    $            9,100    $             8,530   $            8,679
  7/06   $             8,733    $             8,042    $            8,595    $             8,298   $            8,122
  7/07   $            11,082    $            10,161    $           11,053    $            10,576   $           10,695
  7/08   $            10,032    $             9,163    $           10,579    $             9,468   $            9,954
  7/09   $             8,744    $             7,953    $            9,173    $             8,391   $            8,901
  7/10   $             9,972    $             9,043    $           10,735    $             9,755   $           10,168
  7/11   $            12,151    $            10,972    $           13,717    $            11,974   $           12,229


          ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       21.74%       6.60%         6.81%        1.88%+        1.33%      1.20%
--------------------------------------------------------------------------------------------------------------
Class A Shares                         21.33%       6.19%         6.41%        1.50%+        1.58%      1.45%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 14.61%       4.22%         5.21%        0.93%+        1.58%      1.45%
--------------------------------------------------------------------------------------------------------------
Class C Shares                         20.59%       5.53%         5.75%        0.96%+        2.08%      2.05%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                19.59%       5.53%         5.75%        0.96%+        2.08%      2.05%
--------------------------------------------------------------------------------------------------------------
Class M Shares                         21.85%       6.59%         6.83%        1.97%         1.08%      1.05%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

HIGHMARK(R) FUNDS 9

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
EXXON MOBIL                                                               3.7%

INTERNATIONAL BUSINESS MACHINES                                           3.3

GENERAL ELECTRIC                                                          2.9

VERIZON COMMUNICATIONS                                                    2.6

JOHNSON & JOHNSON                                                         2.6

BRISTOL-MYERS SQUIBB                                                      2.4

CHEVRON                                                                   2.2

RAYONIER REIT                                                             2.2

PFIZER                                                                    2.2

LIMITED BRANDS                                                            2.1

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               23.9%

INDUSTRIAL                                                               15.2

ENERGY                                                                   12.8

HEALTH CARE                                                              10.6

INFORMATION TECHNOLOGY                                                   7.8

CONSUMER DISCRETIONARY                                                   7.2

MATERIALS                                                                6.5

TELECOMMUNICATION SERVICES                                               6.0

UTILITIES                                                                5.2

CONSUMER STAPLES                                                         4.1

REGISTERED INVESTMENT COMPANY                                            0.7

* EXCLUDES SHORT-TERM SECURITIES.

EQUITY INCOME FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Equity Income Fund (the "Fund") produced a total return of 19.98% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 16.76% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market toward the end of the reporting period.

Energy stocks performed well during the reporting period. The Fund's overweight relative to its benchmark to the energy sector was a top contributor to performance, led by its investment in Exxon Mobil Corp.

In the retail sector, the Fund's position in Limited Brands contributed 0.87% to performance. In the materials sector, chemical manufacturer Eastman Chemical Corp. contributed 0.69% to the Fund's performance. International Business Machines contributed 0.77% to the Fund's performance.

In the REIT sector, Chimera Investment Corp., which invests in residential mortgage-backed securities, detracted 0.50% from the Fund's performance. In the financials sector, investment manager Federated Investors detracted 0.27% from the Fund's performance.

Despite the abovementioned drags on performance, the Fund outperformed its benchmark for the reporting period.

10 HIGHMARK(R) FUNDS

HIGHMARK EQUITY INCOME FUND INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OF DONALD NESBITT]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

              HighMark
            Equity Income
            Fund Class A     Russell 1000   Morningstar Large
                Shares      Value Index++    Value Category
            -------------   -------------   -----------------
3/31/2005   $       9,450   $      10,000   $          10,000
     7/05   $       9,943   $      10,497   $          10,449
     7/06   $      10,421   $      11,713   $          11,312
     7/07   $      11,810   $      13,291   $          12,935
     7/08   $      10,062   $      11,277   $          10,976
     7/09   $       7,833   $       8,690   $           8,764
     7/10   $       9,091   $      10,028   $           9,881
     7/11   $      10,908   $      11,708   $          11,514


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS      NET
                                      ONE YEAR      3 YEAR        5 YEAR        SINCE       EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN      INCEPTION     RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                      20.68%        2.76%+        0.94%+       2.30%+        1.80%      0.90%
--------------------------------------------------------------------------------------------------------------
Class A Shares                        19.98%        2.73%         0.92%        2.29%         2.05%      1.15%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                13.37%        0.80%        -0.22%        1.38%         2.05%      1.15%
--------------------------------------------------------------------------------------------------------------
Class B Shares                        19.31%        2.10%         0.24%        1.57%         2.55%      1.75%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**               14.31%        1.13%        -0.10%        1.57%         2.55%      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares                        19.37%        2.08%         0.23%        1.74%         2.55%      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***              18.37%        2.08%         0.23%        1.74%         2.55%      1.75%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 11

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
DANAHER                                                                  5.5%

APPLE                                                                    4.5

PRAXAIR                                                                  4.3

EXXONMOBIL                                                               3.8

ORACLE                                                                   3.1

GOOGLE, CL A                                                             3.0

JPMORGAN CHASE                                                           2.9

OCCIDENTAL PETROLEUM                                                     2.9

WELLS FARGO                                                              2.9

PHILIP MORRIS INTERNATIONAL                                              2.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   21.1%

ENERGY                                                                   15.1

INDUSTRIAL                                                               14.9

CONSUMER STAPLES                                                         13.0

HEALTH CARE                                                               9.9

CONSUMER DISCRETIONARY                                                    8.3

MATERIALS                                                                 8.0

FINANCIALS                                                                5.9

REGISTERED INVESTMENT COMPANY                                             2.5

UTILITIES                                                                 1.3


*     EXCLUDES SHORT-TERM SECURITIES.

FUNDAMENTAL EQUITY FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Fundamental Equity Fund (the "Fund") produced a total return of 16.17% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 19.65% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market toward the end of the reporting period.

The Fund's relative underperformance during the reporting period was due largely to adverse stock selection, primarily in the energy, materials, consumer discretionary and financial sectors. The impact from sector selection was partially offset by the Fund's overweight position relative to its benchmark in the energy sector and its underweight position relative to its benchmark in the financial sector.

Specific stocks that detracted from performance include Ecolab, Staples and The Hanover Group. In the case of Ecolab, in spite of the relative underperformance, the fundamental investment case remained strong through the end of the reporting period, and the Fund continues to own a significant position in the stock. However, with regard to both Staples and The Hanover Group, poor relative performance was an indication of materially adverse changes to the underlying investment theses of why we held these stocks. As a result, both stocks were sold during the reporting period.

The Fund also had a number of strong stock performances during the reporting period, including Danaher in the industrial sector and EMC and Apple in the information technology sector.

12 HIGHMARK(R) FUNDS

HIGHMARK FUNDAMENTAL EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK FUNDAMENTAL EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES.

[PHOTO OF KEN WEMER]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK FUNDAMENTAL EQUITY FUND VERSUS THE S&P 500 INDEX.

                                  [LINE GRAPH]

            HighMark Fundamental    HighMark Fundamental
                Equity Fund,        Equity Fund Class A
              Fiduciary Shares             Shares           S&P 500 Index++
            --------------------    --------------------    -------------
8/1/2008    $             10,000    $              9,450    $      10,000
   10/08    $              7,535    $              7,111    $       7,690
    1/09    $              6,632    $              6,263    $       6,605
    4/09    $              7,232    $              6,819    $       7,033
    7/09    $              8,198    $              7,722    $       8,004
    7/10    $              9,163    $              8,605    $       9,112
    7/11    $             10,645    $              9,964    $      10,903


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------
                                                  ANNUALIZED      GROSS         NET
                                      ONE YEAR      SINCE        EXPENSE      EXPENSE
                                       RETURN     INCEPTION       RATIO++      RATIO++
-------------------------------------------------------------------------------------
Fiduciary Shares                       16.17%       2.11%         1.68%        0.98%
-------------------------------------------------------------------------------------
Class A Shares                         15.80%       1.78%         1.93%        1.23%
-------------------------------------------------------------------------------------
Class A Shares w/load*                 9.43%        -0.11%        1.93%        1.23%
-------------------------------------------------------------------------------------
Class C Shares                         15.31%       1.30%         2.43%        1.83%
-------------------------------------------------------------------------------------
Class C Shares w/load**                14.31%       1.30%         2.43%        1.83%
-------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillion, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 13

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
CERNER                                                                    2.8%

COACH                                                                     2.5

TRACTOR SUPPLY                                                            2.5

O'REILLY AUTOMOTIVE                                                       2.5

FASTENAL                                                                  2.4

STERICYCLE                                                                2.4

PANERA BREAD, CL A                                                        2.4

DICK'S SPORTING GOODS                                                     2.3

SXC HEALTH SOLUTIONS                                                      2.3

ROPER INDUSTRIES                                                          2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INDUSTRIAL                                                               22.1%

INFORMATION TECHNOLOGY                                                    20.8

CONSUMER DISCRETIONARY                                                    20.5

HEALTH CARE                                                               14.7

ENERGY                                                                    10.2

FINANCIALS                                                                5.8

CONSUMER STAPLES                                                          2.9

MATERIALS                                                                 1.6

REGISTERED INVESTMENT COMPANY                                             1.4

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA MID CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Geneva Mid Cap Growth Fund (the "Fund") produced a total return of 26.82% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Mid Cap Growth Index, returned 28.99% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market towards the end of the reporting period.

From a sector standpoint, the Fund's overweight relative to its benchmark in the industrials sector positively impacted performance, as did its overweight relative to its benchmark in the energy sector.

Chipotle Mexican Grill and Tractor Supply Co. in the consumer discretionary sector were the leading contributors to the Fund's performance. FMC Technologies and Oil States International in the energy sector also performed particularly well.

An underweight relative to its benchmark to the materials and consumer staples sectors detracted from performance, as both sectors performed well during the Fund's reporting period.

Strayer Education, a for-profit college in the consumer discretionary sector, was the Fund's worst performing stock.

As a result of these factors, the Fund underperformed its benchmark for the reporting period.

14   HIGHMARK(R) FUNDS

HIGHMARK GENEVA MID CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA MID CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF W. SCOTT PRIEBE]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA MID CAP GROWTH FUND VERSUS THE RUSSELL MID-CAP GROWTH INDEX AND MORNINGSTAR MID-CAP GROWTH CATEGORY.

                                  [LINE GRAPH]

          Geneva Mid
          Cap Growth                      Morningstar Mid-
         Fund Class A   Russell Mid-Cap      Cap Growth
            Shares      Growth Index++        Category
         ------------   ---------------   ----------------
  7/01   $      9,450   $        10,000   $         10,000
  7/02   $      8,254   $         7,132   $          7,177
  7/03   $      9,096   $         8,783   $          8,299
  7/04   $     10,527   $        10,082   $          9,186
  7/05   $     13,139   $        12,668   $         11,243
  7/06   $     13,470   $        13,046   $         11,510
  7/07   $     15,326   $        15,837   $         13,988
  7/08   $     15,132   $        14,583   $         12,878
  7/09   $     12,573   $        11,394   $          9,943
  7/10   $     14,989   $        13,692   $         11,751
  7/11   $     19,009   $        17,661   $         14,886


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------
                                       ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                           ONE YEAR      3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                            RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
---------------------------------------------------------------------------------------------------
Fiduciary Shares            27.25%       8.12%+        7.27%+        7.31%+       1.32%      1.13%
---------------------------------------------------------------------------------------------------
Class A Shares              26.82%       7.90%         7.13%         7.24%        1.57%      1.38%
---------------------------------------------------------------------------------------------------
Class A Shares w/load*      19.87%       5.89%         5.92%         6.63%        1.57%      1.38%
---------------------------------------------------------------------------------------------------
Class B Shares              26.15%       7.23%         6.41%         6.48%        2.07%      1.98%
---------------------------------------------------------------------------------------------------
Class B Shares w/load**     21.15%       6.35%         6.10%         6.48%        2.07%      1.98%
---------------------------------------------------------------------------------------------------
Class C Shares              26.14%       7.24%         6.40%         6.47%        2.07%      1.98%
---------------------------------------------------------------------------------------------------
Class C Shares w/load***    25.14%       7.24%         6.40%         6.47%        2.07%      1.98%
---------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on June 26, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 15

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
SXC HEALTH SOLUTIONS                                                      2.8%

BALCHEM                                                                   2.7

INTERACTIVE INTELLIGENCE GROUP                                            2.7

ULTIMATE SOFTWARE GROUP                                                   2.6

BRIGHAM EXPLORATION                                                       2.6

MONRO MUFFLER BRAKE                                                       2.6

GENESEE & WYOMING, CL A                                                   2.6

DIAMOND FOODS                                                             2.5

MWI VETERINARY SUPPLY                                                     2.4

ULTA SALON, COSMETICS & FRAGRANCE                                         2.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   26.1%

HEALTH CARE                                                              20.4

INDUSTRIAL                                                               18.0

CONSUMER DISCRETIONARY                                                   15.3

ENERGY                                                                    8.8

CONSUMER STAPLES                                                          4.1

MATERIALS                                                                 2.7

FINANCIALS                                                                2.7

REGISTERED INVESTMENT COMPANY                                             1.9

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA SMALL CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 30.90% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned 29.32% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market towards the end of the reporting period.

From a sector standpoint, the Fund's equal-weighted position relative to its benchmark in the information technology sector and its slight overweight relative to its benchmark to the health care sector were top contributors to performance.

Ulta Salon in the consumer discretionary sector was the greatest contributing stock to performance. Interactive Intelligence in the information technology sector and SXC Health Solutions in the health care sector were also top performers.

The Fund's slight underweight relative to its benchmark in the consumer discretionary sector negatively impacted performance. Capella Education and Grand Canyon Education, both for-profit colleges in the consumer discretionary sector, also negatively impacted performance.

Despite the abovementioned slight drag on performance, the Fund outperformed its benchmark for the reporting period.

16 HIGHMARK(R) FUNDS

HIGHMARK GENEVA SMALL CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF W. SCOTT PRIEBE]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

                                  [LINE GRAPH]

             HighMark
           Geneva Small                      Morningstar
            Cap Growth      Russell 2000    Small Growth
          Class A Shares   Growth Index++     Category
          --------------   --------------   ------------
6/12/09   $        9,450   $       10,000   $     10,000
   7/09   $       10,350   $       10,483   $     10,491
   1/10   $       10,905   $       11,223   $     11,413
   7/10   $       12,849   $       13,098   $     13,355
   1/11   $       16,177   $       16,143   $     16,573
   7/11   $       21,175   $       20,877   $     21,485


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------
                                             ANNUALIZED     GROSS        NET
                                  ONE YEAR     SINCE       EXPENSE     EXPENSE
                                   RETURN    INCEPTION+    RATIO++     RATIO++
-------------------------------------------------------------------------------
Fiduciary Shares                   31.28%      24.81%        2.49%       1.38%
-------------------------------------------------------------------------------
Class A Shares                     30.90%      24.50%        2.74%       1.63%
-------------------------------------------------------------------------------
Class A Shares w/load*             23.70%      21.26%        2.74%       1.63%
-------------------------------------------------------------------------------
Class C Shares                     30.18%      23.80%        3.24%       2.23%
-------------------------------------------------------------------------------
Class C Shares w/load**            29.18%      23.80%        3.24%       2.23%
-------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  +   Commenced investment operations on June 12, 2009.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 17

                                TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
STATOIL                                                                  1.4%

SIEMENS                                                                   1.3

BAYER                                                                     1.2

CHEUNG KONG HOLDINGS                                                      1.2

DAIMLER                                                                   1.1

NESTLE                                                                    1.1

BASF                                                                      1.1

BP                                                                        1.0

ALLIANZ                                                                   0.9

GLAXOSMITHKLINE                                                           0.9

                                  FUND SECTORS+

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               21.7%

INDUSTRIAL                                                               12.1

CONSUMER DISCRETIONARY                                                   12.0

MATERIALS                                                                11.9

ENERGY                                                                    9.8

CONSUMER STAPLES                                                          8.0

HEALTH CARE                                                               6.6

INFORMATION TECHNOLOGY                                                    5.2

TELECOMMUNICATION SERVICES                                                5.1

UTILITIES                                                                 3.4

REGISTERED INVESTMENT COMPANIES                                           3.0

REPURCHASE AGREEMENTS                                                     1.2

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark International Opportunities Fund (the "Fund") produced a total return of 20.39% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged MSCI All-Country World ex-U.S. Index (gross) ("ACWI ex-U.S."), returned 17.86% for the same period.

FACTORS AFFECTING PERFORMANCE

Despite the upheaval caused by Western Europe's debt crisis, natural disasters and the weak economic recovery, the Federal Reserve's quantitative easing program commonly known as QE2 appears to have succeeded in supporting global stock and commodity prices over most of the fiscal year. West Texas Intermediate Crude oil prices rose from $79 per barrel to over $95, while the price of gold rose from under $1200 an ounce to over $1600. As risky assets appreciated, the U.S. dollar slid. Corporate earnings remained in their cyclical upturn and continued to surpass analyst expectations more often than not.

With only a few exceptions, the global equity markets turned in very strong results over the twelve-month period (as measured by each country or geographic region's respective MSCI index given in U.S. dollar terms, net dividends). Even earthquake-ravaged Japan ended with a 13% gain. Within Europe, the dispersion of index returns was mostly along the spectrum of perceived sovereign risk. The best performers were Germany and Norway, both up 28% as they combined an export-led economic recovery with fiscal responsibility. The worst performers were the countries hardest hit by the sovereign debt crisis: Greece (down 27%), as well as Italy, Spain and Ireland (each with gains of under 5%). The Arab Spring upheavals left Egypt with a 22% loss, which was worst among emerging markets; the upheavals also left Turkey with negative returns, where a worryingly large current account deficit led to a flat local stock index and a weakened currency. With the exception of Russia, the BRIC nations (Brazil, Russia, India and China) were underperformers. The other markets of emerging Asia were standouts, all returning over 25%, while Thailand shot up 50%.

The Fund comfortably outperformed its benchmark over the period, with country allocation accounting for about one-third of added value and stock selection the other two-thirds. Country decisions were most beneficial in developed Europe (due to large overweight positions in Germany and Sweden), emerging Asia (where the underweight positions in India and China and an overweight in Thailand served the Fund well) and Latin America (due to an underweight position in Brazil). However, the Fund's weighting in Turkey detracted from its relative performance.

Stock selection added value as the Fund's stock selection factors enjoyed a broad-based resurgence over the fiscal year. On a global basis, the most effective stock selection factors were analyst revisions and price momentum, followed by earnings quality and value factors. As expected, value factors were disproportionately helpful in Asia (namely in Japan, Korea, and the Philippines, where most of the value added by the Fund's stock selection was found). Earnings quality was also unexpectedly helpful in the region, and Japan saw additional benefit from the long-term price reversal factor used in that market.

18 HIGHMARK(R) FUNDS

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF ANTHONY R. CRADDOCK]

CO-PORTFOLIO MANAGER
ANTHONY R. CRADDOCK
BAILARD, INC.

[PHOTO OF ERIC P. LEVE]

CO-PORTFOLIO MANAGER
ERIC P. LEVE
BAILARD, INC.

[PHOTO OF PETER M. HILL]

CO-PORTFOLIO MANAGER
PETER M. HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-U.S. INDEX GROSS, THE MCSI EAFE INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

           HighMark        HighMark
         International   International
         Opportunities   Opportunities    MCSI All-Country                        Morningstar
         Fund Class M    Fund Class A    World ex-US Index                       Foreign Large
            Shares          Shares+            Gross++       MCSI EAFE Index++   Blend Category
         -------------   -------------   -----------------   -----------------   --------------
  7/01   $      10,000   $       9,450   $          10,000   $          10,000   $       10,000
  7/02   $       8,539   $       8,019   $           8,452   $           8,308   $        8,377
  7/03   $       9,443   $       8,838   $           9,172   $           8,831   $        9,028
  7/04   $      11,708   $      10,910   $          11,451   $          11,044   $       11,202
  7/05   $      14,838   $      13,770   $          14,243   $          13,369   $       13,850
  7/06   $      18,989   $      17,569   $          17,748   $          16,579   $       17,060
  7/07   $      24,587   $      22,665   $          22,709   $          20,544   $       21,085
  7/08   $      22,116   $      20,330   $          20,597   $          18,039   $       18,688
  7/09   $      16,465   $      15,091   $          16,292   $          13,962   $       14,391
  7/10   $      17,833   $      16,304   $          17,941   $          14,837   $       15,436
  7/11   $      21,470   $      19,573   $          21,145   $          17,384   $       18,102


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------
                                       ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                           ONE YEAR      3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                            RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
---------------------------------------------------------------------------------------------------
Fiduciary Shares            20.25%       -1.15%        2.35%         7.79%+       1.54%      1.48%
---------------------------------------------------------------------------------------------------
Class A Shares              20.05%       -1.26%        2.18%         7.55%+       1.79%      1.63%
---------------------------------------------------------------------------------------------------
Class A Shares w/load*      13.41%       -3.10%        1.02%         6.96%+       1.79%      1.63%
---------------------------------------------------------------------------------------------------
Class C Shares              19.16%       -1.95%        1.47%         6.90%+       2.29%      2.29%
---------------------------------------------------------------------------------------------------
Class C Shares w/load**     18.16%       -1.95%        1.47%         6.90%+       2.29%      2.29%
---------------------------------------------------------------------------------------------------
Class M Shares              20.39%       -0.99%        2.49%         7.94%        1.29%      1.29%
---------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

  + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 19

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
APPLE                                                                     7.2%

GOOGLE, CL A                                                              5.0

ORACLE                                                                    3.9

PRAXAIR                                                                   3.7

PHILIP MORRIS INTERNATIONAL                                               3.7

COCA-COLA                                                                 3.4

DANAHER                                                                   3.3

SCHLUMBERGER                                                              3.2

ECOLAB                                                                    2.7

QUALCOMM                                                                  2.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   31.0%

INDUSTRIAL                                                               15.8

ENERGY                                                                   11.3

CONSUMER DISCRETIONARY                                                   10.9

CONSUMER STAPLES                                                         10.5

HEALTH CARE                                                               9.2

MATERIALS                                                                 7.9

UTILITIES                                                                 1.4

FINANCIALS                                                                1.0

REGISTERED INVESTMENT COMPANY                                             1.0

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP
GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 18.41% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned 24.76% over the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market toward the end of the reporting period.

The Fund's relative underperformance during the reporting period was due largely to adverse stock selection, primarily in the energy, materials, consumer discretionary and financial sectors. The impact from sector selection was partially offset by the Fund's overweight position relative to its benchmark in the energy sector and its underweight position relative to its benchmark in the financial sector.

Specific stocks that detracted from performance include Ecolab, Staples and The Hanover Group. In the case of Ecolab, in spite of the relative underperformance, the fundamental investment case remained strong through the end of the reporting period, and the Fund continues to own a significant position in the stock. However, with regard to both Staples and The Hanover Group, poor relative performance was an indication of materially adverse changes to the underlying investment theses of why we held these stocks. As a result, both stocks were sold during the reporting period.

The Fund also had a number of strong stock performances during the reporting period, including Danaher in the industrial sector and EMC and Apple in the information technology sector.

20 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OF KEN WEMER]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

                                  [LINE GRAPH]

             HighMark Large          HighMark Large
               Cap Growth              Cap Growth
            Fund Fiduciary            Fund Class A           Morningstar Large          Russell 1000
                 Shares                  Shares               Growth Category          Growth Index++
            ---------------          --------------          -----------------         --------------
7/01        $        10,000          $        9,450          $          10,000         $       10,000
7/02        $         7,523          $        7,102          $           7,152         $        7,125
7/03        $         8,359          $        7,848          $           7,958         $        7,954
7/04        $         8,647          $        8,112          $           8,503         $        8,631
7/05        $         9,958          $        9,317          $           9,766         $        9,758
7/06        $        10,165          $        9,486          $           9,732         $        9,684
7/07        $        11,639          $       10,827          $          11,485         $       11,569
7/08        $        10,626          $        9,861          $          10,712         $       10,841
7/09        $         9,248          $        8,558          $           8,569         $        8,936
7/10        $        10,434          $        9,626          $           9,580         $       10,156
7/11        $        12,354          $       11,375          $          11,792         $       12,671


    ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       18.41%        5.15%        3.98%         2.14%        1.21%      1.02%
--------------------------------------------------------------------------------------------------------------
Class A Shares                         18.16%        4.88%        3.70%         1.87%        1.46%      1.27%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 11.70%        2.92%        2.54%         1.30%        1.46%      1.27%
--------------------------------------------------------------------------------------------------------------
Class B Shares                         17.35%        4.28%        3.10%         1.25%        1.96%      1.87%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                12.35%        3.36%        2.74%         1.25%        1.96%      1.87%
--------------------------------------------------------------------------------------------------------------
Class C Shares                         17.36%        4.23%        3.07%         1.24%        1.96%      1.87%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***               16.36%        4.23%        3.07%         1.24%        1.96%      1.87%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillon, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 21

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
JPMORGAN CHASE                                                            4.6%

PFIZER                                                                    4.2

CHEVRON                                                                   3.7

MICROSOFT                                                                 3.6

BANK OF AMERICA                                                           3.3

BERKSHIRE HATHAWAY, CL B                                                  3.2

CITIGROUP                                                                 3.2

BP PLC, SP ADR                                                            3.1

MERCK & CO                                                                3.0

APACHE                                                                    2.8

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               22.1%

INDUSTRIAL                                                               11.4

ENERGY                                                                   14.1

HEALTH CARE                                                              10.8

CONSUMER STAPLES                                                         11.9

INFORMATION TECHNOLOGY                                                   12.2

CONSUMER DISCRETIONARY                                                   8.2

MATERIALS                                                                4.6

TELECOMMUNICATION SERVICES                                               3.3

UTILITIES                                                                1.2

REPURCHASE AGREEMENT                                                     0.2

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP
VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Large Cap Value Fund (the "Fund") produced a total return of 13.27% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 16.76% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market towards the end of the reporting period.

An overweight relative to its benchmark to the industrials sector positively contributed to performance, as did an overweight to the consumer staples sector. Specific stocks that contributed to performance include multinational firm Jardine Matheson and health insurance company Wellpoint.

The financial sector was the top detractor from performance, as was the energy sector. Specific stocks that detracted from performance include MGIC Investment Corp. and Bank of America in the financial sector and British Petroleum in the energy sector.

The Fund was unable to overcome these drags on performance and underperformed its benchmark for the reporting period.

22 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF KEITH STRIBLING]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF TODD LOWENSTEIN]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

            HighMark Large
               Cap Value      HighMark Large
             Fund Class A     Cap Value Fund    Russell 1000    Morningstar Large
                Shares       Fiduciary Shares   Value Index++     Value Category
            --------------   ----------------   --------------  -----------------

7/01        $        9,450   $         10,000   $       10,000  $          10,000
7/02        $        7,130   $          7,568   $        8,276  $           8,102
7/03        $        7,638   $          8,117   $        9,165  $           8,790
7/04        $        9,165   $          9,767   $       10,786  $          10,134
7/05        $       11,098   $         11,853   $       12,838  $          11,735
7/06        $       12,267   $         13,136   $       14,326  $          12,698
7/07        $       13,750   $         14,763   $       16,258  $          14,514
7/08        $       11,572   $         12,453   $       13,795  $          12,334
7/09        $        9,293   $         10,033   $       10,630  $           9,849
7/10        $       10,307   $         11,149   $       12,266  $          11,104
7/11        $       11,642   $         12,628   $       14,322  $          12,939


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           13.27%       0.47%        -0.79%         2.36%       1.16%      1.00%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             12.95%       0.20%        -1.04%         2.11%       1.41%      1.25%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                      6.73%      -1.67%        -2.16%         1.53%       1.41%      1.25%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                             12.28%      -0.41%        -1.64%         1.47%       1.91%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                     7.28%      -1.39%        -2.00%         1.47%       1.91%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             12.24%      -0.42%        -1.65%         1.47%       1.91%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                   11.24%      -0.42%        -1.65%         1.47%       1.91%      1.85%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 23

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
APPLE                                                                     9.6%

INTERNATIONAL BUSINESS MACHINES                                           4.5

SALESFORCE.COM                                                            3.6

BIOGEN IDEC                                                               2.5

VMWARE, CL A                                                              2.5

GOODRICH                                                                  2.3

F5 NETWORKS                                                               2.3

LOCKHEED MARTIN                                                           1.9

CITRIX SYSTEMS                                                            1.8

INTERDIGITAL                                                              1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   75.7%

HEALTH CARE                                                              18.3

INDUSTRIAL                                                                5.3

TELECOMMUNICATION SERVICES                                                0.7

*     EXCLUDES SHORT-TERM SECURITIES.

NYSE ARCA TECH 100
INDEX FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 25.17% (Class A Shares without load). In comparison, the Fund's benchmark, the NYSE Arca Tech 100 Index, returned 27.04% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market toward the end of the reporting period.

The Fund is passively managed to the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of Fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund's performance reflects the NYSE Arca Tech 100 Index's exposure to various industries and the individual stocks in the index.

The Fund's 4.84% exposure to the pharmaceuticals sector contributed 1.64% to performance and a 4.18% investment in the biotechnology sector contributed 1.43% to performance.

The Fund's largest single stock exposure was an 8.4% investment in Apple Inc., which contributed 4% to the Fund's performance. InterDigital Inc., a wireless technology provider in the communications equipment sector, was also a top stock performer, as was Valeant Pharmaceuticals in the pharmaceuticals sector.

Equipment, software and service supplier Hewlett-Packard and IT service provider Computer Sciences Corp. were top detractors from performance.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" and "NYSE Arca Tech 100SM" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

24 HIGHMARK(R) FUNDS

HIGHMARK NYSE ARCA TECH 100 INDEX FUND INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DONALD NESBITT]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

             HighMark NYSE
             Arca Tech 100                       Morningstar
             Index Class A    NYSE Arca Tech      Technology
                Shares         100 Index++        Category
             -------------    --------------     -----------
7/01         $       9,450    $       10,000     $    10,000
7/02         $       6,169    $        6,592     $     5,468
7/03         $       8,012    $        8,627     $     6,930
7/04         $       9,037    $        9,804     $     7,287
7/05         $      10,729    $       11,716     $     8,517
7/06         $      10,190    $       11,190     $     8,293
7/07         $      12,351    $       13,623     $    10,572
7/08         $      11,584    $       12,818     $     9,458
7/09         $      10,141    $       11,266     $     8,383
7/10         $      11,782    $       13,087     $     9,745
7/11         $      14,747    $       16,626     $    11,962


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           25.58%      8.58%+        7.79%+        4.61%+       1.00%      0.83%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             25.17%      8.38%         7.67%         4.55%        1.25%      1.08%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     18.29%      6.35%         6.46%         3.96%        1.25%      1.08%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                             24.46%      7.69%         6.93%         3.80%        1.75%      1.68%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                    19.46%      6.82%         6.62%         3.80%        1.75%      1.68%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             24.43%      7.69%         6.93%         3.80%        1.75%      1.68%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                   23.43%      7.69%         6.93%         3.80%        1.75%      1.68%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND'S INVESTMENT IN TECHNOLOGY-RELATED COMPANIES EXPOSES THE FUND TO RISKS ASSOCIATED WITH ECONOMIC CONDITIONS IN THE TECHNOLOGY MARKET TO A GREATER EXTENT THAN FUNDS NOT CONCENTRATED IN THE TECHNOLOGY SECTOR. DUE TO INTENSE GLOBAL COMPETITION, A LESS DIVERSIFIED PRODUCT LINE, AND OTHER FACTORS, COMPANIES THAT DEVELOP AND/OR RELY ON TECHNOLOGY COULD BECOME INCREASINGLY SENSITIVE TO DOWNSWINGS IN THE ECONOMY. IN THE PAST, SUCH COMPANIES HAVE ALSO EXPERIENCED VOLATILE SWINGS IN DEMAND FOR THEIR PRODUCTS AND SERVICES DUE TO CHANGING ECONOMIC CONDITIONS, RAPID TECHNOLOGICAL ADVANCES AND SHORTER PRODUCT LIFE SPANS.

   + The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on July 23, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 25

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
EXTRA SPACE STORAGE REIT                                                  2.7%

AMERISTAR CASINOS                                                         2.4

MANHATTAN ASSOCIATES                                                      2.2

CASEY'S GENERAL STORES                                                    2.1

AMERICAN SCIENCE & ENGINEERING                                            1.9

WEBSTER FINANCIAL                                                         1.8

SOVRAN SELF STORAGE REIT                                                  1.7

COLUMBIA SPORTSWEAR                                                       1.6

DYCOM INDUSTRIES                                                          1.6

SYNTEL                                                                    1.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   20.2%

FINANCIALS                                                               18.2

INDUSTRIAL                                                               14.3

HEALTH CARE                                                              14.2

CONSUMER DISCRETIONARY                                                   12.7

ENERGY                                                                    7.8

MATERIALS                                                                 5.4

CONSUMER STAPLES                                                          3.0

REPURCHASE AGREEMENT                                                      1.7

UTILITIES                                                                 1.5

TELECOMMUNICATION SERVICES                                                1.0


*     EXCLUDES SHORT-TERM SECURITIES.

SMALL CAP ADVANTAGE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of 32.33% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned 23.92% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

Moderate volatility characterized the second half of the Fund's reporting period, as renewed concerns over the European sovereign debt crisis, the disaster in Japan and the unrest in the Middle East took hold. The characteristics of the stock market's performance in the second half of the reporting period were typical of a market concerned about future rates of economic growth. This included the underperformance higher volatility stocks, small cap stocks and economically sensitive stocks.

The consumer staples and health care sectors outperformed, while the financials, industrials and materials sectors underperformed.

As is typical for the Fund's portfolio, performance contribution was marginal from the overweighting and underweighting relative to the Fund's benchmark of industry sectors, with an overweight to the information technology sector contributing slightly to performance.

Specific stocks that contributed to performance include Timberland and Dillard's in the retail sector, Verifone Systems in the consumer goods sector and Tibco Software in the software sector.

Specific stocks that detracted from performance include Savient Pharmaceuticals and Par Pharmaceuticals in the pharmaceutical sector and Skechers in the consumer discretionary sector.

Despite the abovementioned slight drags on performance, the Fund outperformed its benchmark for the reporting period.

26 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OF DAVID GOERZ]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

           HighMark Small   HighMark Small
            Cap Advantage    Cap Advantage
            Fund, Class A   Fund, Fiduciary   Russell 2000   Morningstar Small   Morningstar Small
               Shares           Shares          Index++       Value Category+     Blend Category
           --------------   ---------------   ------------   -----------------   -----------------
  3/1/07   $        9,452   $        10,000   $     10,000   $          10,000   $          10,000
    7/07   $        8,894   $         9,415   $      9,861   $           9,842   $          10,038
    7/08   $        7,850   $         8,334   $      9,199   $           9,660   $           8,934
    7/09   $        5,646   $         6,009   $      7,293   $           7,949   $           7,110
    7/10   $        6,936   $         7,410   $      8,637   $           9,638   $           8,433
    7/11   $        9,156   $         9,806   $     10,703   $          11,578   $          10,460


+ Benchmark changed from Morningstar Small Value Category to Morningstar Small Blend Category effective July 30, 2011.

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
---------------------------------------------------------------------------------
Fiduciary Shares           32.33%      5.57%        -0.44%      1.79%     1.37%
---------------------------------------------------------------------------------
Class A Shares             32.00%      5.26%        -0.72%      2.04%     1.62%
---------------------------------------------------------------------------------
Class A Shares w/load*     24.76%      3.29%        -1.98%      2.04%     1.62%
---------------------------------------------------------------------------------
Class C Shares             31.15%      4.46%        -1.40%      2.54%     2.22%
---------------------------------------------------------------------------------
Class C Shares w/load**    30.15%      4.46%        -1.40%      2.54%     2.22%
---------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 27

                                TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
MAGELLAN HEALTH SERVICES                                                  1.3%

ALASKA AIR GROUP                                                          1.3

FRESH DEL MONTE PRODUCE                                                   1.3

W&T OFFSHORE                                                              1.3

SCHOLASTIC                                                                1.3

COMMONWEALTH REIT                                                         1.2

HOSPITALITY PROPERTIES TRUST REIT                                         1.2

AAR                                                                       1.2

TESORO                                                                    1.2

CBL & ASSOCIATES PROPERTIES REIT                                          1.2

                                  FUND SECTORS+

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               35.6%

INFORMATION TECHNOLOGY                                                   13.0

INDUSTRIAL                                                               12.0

CONSUMER DISCRETIONARY                                                   10.7

MATERIALS                                                                 7.4

HEALTH CARE                                                               6.3

ENERGY                                                                    4.8

CONSUMER STAPLES                                                          4.7

UTILITIES                                                                 4.0

TELECOMMUNICATION SERVICES                                                1.3

REGISTERED INVESTMENT COMPANY                                             0.2

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP
VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Small Cap Value Fund (the "Fund") produced a total return of 18.29% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned 18.55% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. However, although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery. Additionally, U.S. GDP growth was revised downward in the latter half of the reporting period, and sovereign debt issues were once again raised in Europe.

Within the small cap sector specifically, growth outperformed value for the reporting period, and the Fund's so-called "deep value" focus detracted from performance. As a result, the Fund underperformed its benchmark, the Russell 2000 Value Index, for the reporting period.

The Fund's overweight relative to its benchmark in the health care sector had the most significant positive impact on sector performance, and an overweight relative to its benchmark in consumer discretionary also added to performance. Stock selection in the materials sector was also positive. Skilled Healthcare in the health care sector was a top performer for the Fund, as was Cubist Pharmaceutical. NewMarket Corp., a specialty chemical company in the materials sector, also contributed to performance.

Rising oil prices meant the Fund's underweight relative to its benchmark to the energy sector detracted from performance. A rise in oil prices was also a factor in the industrial sector, and PAM Transportation Services negatively impacted performance, as did Advanced Battery Systems.

28 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF JOSEF LAKONISHOK]

CO-PORTFOLIO MANAGER (1)
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

          HighMark Small    HighMark Small
         Cap Value Fund,    Cap Value Fund,   Russell 2000    Morningstar Small
          Class A Shares   Fiduciary Shares   Value Index++    Value Category
         ---------------   ----------------   -------------   -----------------
  7/01   $         9,450   $         10,000   $      10,000   $          10,000
  7/02   $         9,434   $         10,010   $       9,449   $           9,485
  7/03   $        11,336   $         12,061   $      11,208   $          11,079
  7/04   $        13,652   $         14,560   $      13,767   $          13,589
  7/05   $        17,581   $         18,797   $      17,446   $          16,917
  7/06   $        17,544   $         18,795   $      18,655   $          17,546
  7/07   $        18,698   $         20,079   $      20,086   $          19,527
  7/08   $        15,720   $         16,931   $      18,087   $          17,233
  7/09   $        13,318   $         14,377   $      14,349   $          14,181
  7/10   $        16,638   $         18,002   $      16,993   $          17,194
  7/11   $        19,629   $         21,295   $      20,145   $          20,654


++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS        NET
                           ONE YEAR     3 YEAR       5 YEAR      10 YEAR      EXPENSE     EXPENSE
                            RETURN      RETURN       RETURN       RETURN      RATIO++     RATIO++
--------------------------------------------------------------------------------------------------
Fiduciary Shares            18.29%     7.95%         2.53%        7.85%         1.66%       1.37%
--------------------------------------------------------------------------------------------------
Class A Shares              17.98%     7.68%         2.27%        7.58%         1.91%       1.62%
--------------------------------------------------------------------------------------------------
Class A Shares w/load*      11.52%     5.68%         1.13%        6.98%         1.91%       1.62%
--------------------------------------------------------------------------------------------------
Class B Shares              17.32%     7.04%         1.65%        6.90%         2.41%       2.22%
--------------------------------------------------------------------------------------------------
Class B Shares w/load**     12.32%     6.16%         1.37%        6.90%         2.41%       2.22%
--------------------------------------------------------------------------------------------------
Class C Shares              17.27%     7.06%         1.67%        6.91%         2.41%       2.22%
--------------------------------------------------------------------------------------------------
Class C Shares w/load***    16.27%     7.06%         1.67%        6.91%         2.41%       2.22%
--------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Menno Vermeulen, co-portfolio manager, and Puneet Mansharamani, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 29

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
MICROSOFT                                                                 4.4%

JPMORGAN CHASE                                                            3.8

WELLS FARGO                                                               3.6

INTERNATIONAL BUSINESS MACHINES                                           3.1

WAL-MART STORES                                                           2.9

ROYAL DUTCH SHELL PLC, ADR                                                2.7

CHEVRON                                                                   2.7

PHILIP MORRIS INTERNATIONAL                                               2.5

UNITEDHEALTH GROUP                                                        2.4

MERCK                                                                     2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------

INDUSTRIAL                                                               15.8%

FINANCIALS                                                                15.5

CONSUMER STAPLES                                                          15.2

INFORMATION TECHNOLOGY                                                    14.8

ENERGY                                                                    14.1

CONSUMER DISCRETIONARY                                                    10.2

HEALTH CARE                                                               10.1

MATERIALS                                                                 2.4

REGISTERED INVESTMENT COMPANY                                             1.2

UTILITIES                                                                 0.7

*     EXCLUDES SHORT-TERM SECURITIES.

VALUE MOMENTUM FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Value Momentum Fund (the "Fund") produced a total return of 20.50% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 19.65% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its quantitative easing program commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall.

After a strong start to the second half of the Fund's reporting period, the economy and financial markets became much more volatile. The Japanese earthquake, renewed fears over European sovereign debt, the expiration of QE2 and a potential slowdown in emerging market countries all negatively impacted the U.S. stock market towards the end of the reporting period.

The Fund's overweight relative to its benchmark to the consumer staples sector positively contributed to performance, as did the overweight relative to its benchmark to the industrials sector.

Specific stocks that contributed to performance include Walgreens in the consumer staples sector, UnitedHealth Group in the health care sector and Weyerhaeuser in the industrials sector.

An overweight relative to its benchmark to the financial sector was a top detractor from performance, as was an underweight relative to its benchmark to the information technology sector.

Specific stocks that detracted performance include Bank of America in the financial sector and Merck in the pharmaceuticals sector.

Despite the abovementioned drags on performance, the Fund outperformed its benchmark for the reporting period.

30 HIGHMARK(R) FUNDS

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OF KEITH STRIBLING]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF TODD LOWENSTEIN]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                 [LINE GRAPH]

           HighMark Value   HighMark Value
              Momentum         Momentum
            Fund Class A    Fund Fiduciary                    Russell 1000    Morningstar Large
               Shares           Shares        S&P 500 Index   Value Index++     Value Category
           --------------   --------------    -------------   -------------   -----------------
  7/01     $        9,450   $       10,000    $      10,000   $      10,000   $          10,000
  7/02     $        7,536   $        7,994    $       7,638   $       8,276   $           8,102
  7/03     $        8,270   $        8,793    $       8,451   $       9,165   $           8,790
  7/04     $        9,541   $       10,173    $       9,564   $      10,786   $          10,134
  7/05     $       11,129   $       11,898    $      10,907   $      12,838   $          11,735
  7/06     $       12,138   $       13,007    $      11,494   $      14,326   $          12,698
  7/07     $       14,089   $       15,138    $      13,348   $      16,258   $          14,514
  7/08     $       12,227   $       13,171    $      11,868   $      13,795   $          12,334
  7/09     $        9,378   $       10,128    $       9,499   $      10,630   $           9,849
  7/10     $       10,614   $       11,488    $      10,814   $      12,266   $          11,105
  7/11     $       12,749   $       13,843    $      12,939   $      14,322   $          12,939


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           20.50%       1.67%         1.25%         3.31%        1.11%     1.02%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             20.12%       1.41%         0.99%         3.04%        1.36%     1.27%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     13.53%      -0.49%        -0.15%         2.46%        1.36%     1.27%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                             19.37%       0.80%         0.38%         2.41%        1.86%     1.86%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                    14.37%      -0.11%         0.11%         2.41%        1.86%     1.86%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             19.48%       0.82%         0.41%         2.40%        1.86%     1.86%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                   18.48%       0.82%         0.41%         2.40%        1.86%     1.86%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 31

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                         79.6%

EQUITY REGISTERED INVESTMENT COMPANIES                                     8.0

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                    7.3

REPURCHASE AGREEMENT                                                       3.6

FIXED INCOME REGISTERED INVESTMENT COMPANY                                 1.4

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                      0.1

CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Capital Growth Allocation Fund (the "Fund") produced a total return of 17.91% (Class A Shares without load). In comparison, the Fund's benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index returned 16.40% over the same time period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the Fund's reporting period, with the S&P 500 Index returning 19.7%. The energy sector (42.4%), consumer discretionary sector (28.5%) and materials sector (25.1%) led equity indices higher. International stocks rose 17.2% for the period and led emerging markets, which returned 14.8% for the reporting period. Fixed income returns were also positive for the period, with the Barclays Capital Aggregate Index returning 4.4% and the Credit Suisse High Yield Index returning 12.7%.

During the Fund's reporting period, the Fund maintained a tactical overweight to global equities and an underweight to bonds when compared with the Fund's blended benchmark. Overweights to U.S. equities (19.7%), small-cap stocks (23.9%), emerging market equities (17.2%), technology (27.8%), REITs (22.4%), as well as equal weight to industrials contributed to the Fund's relative outperformance for the period. Large growth stocks outperformed large value stocks by 8%, and emerging market stocks underperformed developed markets, both of which detracted from performance. Within the fixed income allocation, excess return was derived from an overweight relative to the Barclays Capital U.S. Aggregate Bond Index to high-yield bonds (12.7%), and the shorter maturity of fixed income holdings relative to the Barclays Capital U.S. Aggregate Bond Index detracted from performance.

Notable changes to the tactical allocations over the period include a modest reduction of equity exposure, as well as an increased exposure to small-cap equities and a tilt towards value versus growth. The Fund added a new sector allocation to health care by investing in Vanguard Healthcare Fund and eliminated its relatively brief exposure to the materials sector.

All of the underlying funds held in the portfolio during the reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Cognitive Value Fund, HighMark Small Cap Advantage Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark International Opportunities Fund, Morgan Stanley U.S. Real Estate Portfolio, HighMark Bond Fund, HighMark Short Term Bond Fund and Eaton Vance Income Fund of Boston outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark NYSE Arca Tech 100 Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Small Cap Value Fund, Fidelity Advisor Industrial Fund and Lazard Emerging Markets Equity Portfolio underperformed their benchmarks. Vanguard Healthcare Fund was not held as a position for the entire period.

32 HIGHMARK(R) FUNDS

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

               HighMark
            Capital Growth    80/15/5 Hybrid^ of                     Barclays Capital   Citigroup Bond 3-
           Allocation Fund,     the following                        U.S. Aggregate      Month Treasury     Morningstar Large
            Class A Shares         indexes:        S&P 500 Index++     Bond Index++       Bill Index++^      Blend Category
           ----------------   ------------------   ---------------   ----------------   -----------------   -----------------
10/12/04   $          9,450   $           10,000   $        10,000   $         10,000   $          10,000   $          10,000
    7/05   $         10,511   $           10,971   $        11,159   $         10,226   $          10,192   $          11,268
    7/06   $         11,071   $           11,493   $        11,759   $         10,375   $          10,613   $          11,827
    7/07   $         12,643   $           13,101   $        13,656   $         10,954   $          11,150   $          13,697
    7/08   $         11,276   $           12,074   $        12,142   $         11,628   $          11,490   $          12,219
    7/09   $          9,282   $           10,293   $         9,718   $         12,541   $          11,565   $           9,812
    7/10   $         10,567   $           11,592   $        11,063   $         13,658   $          11,579   $          11,046
    7/11   $         12,460   $           13,565   $        13,237   $         14,265   $          11,594   $          13,087


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

      ^ The since-inception return shown for the index is calculated from October 31, 2004.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR         SINCE      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN       INCEPTION    RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           18.18%      3.65%          2.64%+        4.34%+      1.96%      1.37%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             17.91%      3.39%          2.39%         4.15%       2.21%      1.62%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     11.44%      1.45%          1.24%         3.29%       2.21%      1.62%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             17.07%      2.67%          1.68%         3.42%       2.71%      2.32%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                    16.07%      2.67%          1.68%         3.42%       2.71%      2.32%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

  + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 33

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Affiliated Equity Registered Investment Companies                        90.1%

Equity Registered Investment Companies                                    9.7

Affiliated Money Market Registered Investment Company                     0.2

DIVERSIFIED EQUITY ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of 18.70% (Class A Shares without load). In comparison, the Fund's benchmark, the S&P 500 Index, returned 19.65% over the same time period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the Fund's reporting period, with the S&P 500 Index returning 19.7%. The energy sector (42.4%), consumer discretionary sector (28.5%) and materials sector (25.1%) led equity indices higher. International stocks rose 17.2% for the period and led emerging markets, which returned 14.8% for the reporting period.

The Fund maintained a tactical overweight to global equities when compared to the Fund's benchmark. Overweights to U.S. equities (19.7%), small-cap stocks (23.9%), emerging market equities (17.2%), technology (27.8%), REITs (22.4%), as well as equal weight to industrials contributed to the Fund's outperformance for the period. Large growth stocks outperformed large value stocks by 8%, and emerging market stocks underperformed developed markets, both of which detracted from performance.

Notable changes to the tactical allocations over the period included a modest reduction of equity exposure, while more recently increasing exposure to small-cap equities and a tilt towards value versus growth. The Fund added a new sector allocation to health care by investing in the Vanguard Healthcare Fund and eliminated its relatively brief exposure to the materials sector.

All of the underlying funds held in the portfolio during the reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Cognitive Value Fund, HighMark Small Cap Advantage Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark International Opportunities Fund and Morgan Stanley U.S. Real Estate Portfolio outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark NYSE Arca Tech 100 Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Small Cap Value Fund, Fidelity Advisor Industrial Fund and Lazard Emerging Markets Equity Portfolio underperformed their benchmarks. Vanguard Healthcare Fund was not held as a position for the entire period.

34 HIGHMARK(R) FUNDS

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

               HighMark
              Diversified
           Equity Allocation
             Fund Class A      Morningstar Large
                Shares           Blend Category     S&P 500 Index+
           -----------------   -----------------    -------------
11/15/06   $           9,450   $          10,000    $      10,000
    7/07   $          10,010   $          10,549    $      10,612
    7/08   $           8,757   $           9,379    $       9,466
    7/09   $           7,013   $           7,507    $       7,601
    7/10   $           8,035   $           8,546    $       8,557
    7/11   $           9,538   $          10,225    $      10,139


+     Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED       GROSS         NET
                                      ONE YEAR      3 YEAR        SINCE         EXPENSE      EXPENSE
                                       RETURN       RETURN      INCEPTION       RATIO++      RATIO++
----------------------------------------------------------------------------------------------------
Fiduciary Shares                       18.93%       3.09%         0.41%          2.87%         1.40%
----------------------------------------------------------------------------------------------------
Class A Shares                         18.70%       2.88%         0.20%          3.12%         1.65%
----------------------------------------------------------------------------------------------------
Class A Shares w/load*                 12.16%       0.96%        -1.00%          3.12%         1.65%
----------------------------------------------------------------------------------------------------
Class C Shares                         17.85%       2.16%        -0.51%          3.62%         2.35%
----------------------------------------------------------------------------------------------------
Class C Shares w/load**                16.85%       2.16%        -0.51%          3.62%         2.35%
----------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 35

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Affiliated Equity Registered Investment Companies                         62.8%

Affiliated Fixed Income Registered Investment Companies                   24.5

Equity Registered Investment Companies                                     6.1

Repurchase Agreement                                                       3.8

Fixed Income Registered Investment Company                                 2.7

Money Market Registered Investment Company                                 0.1

GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Growth & Income Allocation Fund (the "Fund") produced a total return of 14.77% (Class A Shares without load). In comparison, the Fund's benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 13.37% over the same time period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the Fund's reporting period, with the S&P 500 Index returning 19.7%. The energy sector (42.4%), consumer discretionary sector (28.5%) and materials sector (25.1%) led equity indices higher. International stocks rose 17.2% for the period and led emerging markets, which returned 14.8% for the reporting period. Fixed income returns were also positive for the period, with the Barclays Capital Aggregate Index returning 4.4% and the Credit Suisse High Yield Index returning 12.7%.

During the Fund's reporting period, the Fund maintained a tactical overweight to global equities and an underweight to bonds when compared with the Fund's blended benchmark. Overweights to U.S. equities (19.7%), small-cap stocks (23.9%), emerging market equities (17.2%), technology (27.8%), REITs (22.4%), as well as equal weight to industrials contributed to the Fund's relative outperformance for the period. Large growth stocks outperformed large value stocks by 8%, and emerging market stocks underperformed developed markets, both of which detracted from performance. Within the fixed income allocation, excess return was derived from an overweight relative to the Barclays Capital U.S. Aggregate Bond Index to high-yield bonds (12.7%), and the shorter maturity of fixed income holdings relative to the Barclays Capital U.S. Aggregate Bond Index detracted from performance.

Notable changes to the tactical allocations over the period include a modest reduction of equity exposure, as well as an increased exposure to small-cap equities and a tilt towards value versus growth. The Fund added a new sector allocation to health care by investing in Vanguard Healthcare Fund and eliminated its relatively brief exposure to the materials sector.

All of the underlying funds held in the portfolio during the reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Cognitive Value Fund, HighMark Small Cap Advantage Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark International Opportunities Fund, Morgan Stanley U.S. Real Estate Portfolio, HighMark Bond Fund, HighMark Short Term Bond Fund and Eaton Vance Income Fund of Boston outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark NYSE Arca Tech 100 Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Small Cap Value Fund, Fidelity Advisor Industrial Fund and Lazard Emerging Markets Equity Portfolio underperformed their benchmarks. Vanguard Healthcare Fund was not held as a position for the entire period.

36 HIGHMARK(R) FUNDS

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

           HighMark Growth &                                                                                   Morningstar
           Income Allocation   60/35/5 Hybrid^ of                      Barclays Capital   Citigroup 3-Month      Moderate
             Fund, Class A       the following                          U.S. Aggregate    U.S. Treasury Bill    Allocation
                Shares              indexes:        S&P 500 Index++      Bond Index++          Index++^          Category
           -----------------   ------------------   ----------------   ----------------   ------------------   -----------
10/12/04   $           9,450   $           10,000   $         10,000   $         10,000   $           10,000   $    10,000
    7/05   $          10,286   $           10,784   $         11,159   $         10,226   $           10,192   $    10,992
    7/06   $          10,740   $           11,214   $         11,759   $         10,375   $           10,613   $    11,534
    7/07   $          12,039   $           12,545   $         13,656   $         10,952   $           11,150   $    12,953
    7/08   $          11,146   $           11,990   $         12,142   $         11,626   $           11,490   $    12,155
    7/09   $           9,776   $           10,883   $          9,718   $         12,538   $           11,565   $    10,723
    7/10   $          11,008   $           12,162   $         11,063   $         13,656   $           11,579   $    11,998
    7/11   $          12,634   $           13,851   $         13,237   $         14,262   $           11,594   $    13,666


      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

       ^ The since-inception return shown for the index is calculated from October 31, 2004.

---------------------------------------------------------------------------------------------------
                                       ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                           ONE YEAR      3 YEAR        5 YEAR         SINCE      EXPENSE    EXPENSE
                            RETURN       RETURN        RETURN       INCEPTION    RATIO++    RATIO++
---------------------------------------------------------------------------------------------------
Fiduciary Shares            15.12%        4.52%        3.55%+        4.55%+       1.83%      1.30%
---------------------------------------------------------------------------------------------------
Class A Shares              14.77%        4.27%        3.30%         4.36%        2.08%      1.55%
---------------------------------------------------------------------------------------------------
Class A Shares w/load*      8.46%         2.32%        2.14%         3.50%        2.08%      1.55%
---------------------------------------------------------------------------------------------------
Class C Shares              14.02%        3.54%        2.59%         3.63%        2.58%      2.25%
---------------------------------------------------------------------------------------------------
Class C Shares w/load**     13.02%        3.54%        2.59%         3.63%        2.58%      2.25%
---------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 37

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                  46.4%

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        40.4

REPURCHASE AGREEMENT                                                      4.9

FIXED INCOME REGISTERED INVESTMENT COMPANY                                4.8

EQUITY REGISTERED INVESTMENT COMPANIES                                    3.5

INCOME PLUS ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Income Plus Allocation Fund (the "Fund") produced a total return of 9.62% (Class A Shares without load). In comparison, the Fund's benchmark of a 35/55/10% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 8.36% over the same time period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the Fund's reporting period, with the S&P 500 Index returning 19.7%. The energy sector (42.4%), consumer discretionary sector (28.5%) and materials sector (25.1%) led equity indices higher. International stocks rose 17.2% for the period and led emerging markets, which returned 14.8% for the reporting period. Fixed income returns were also positive for the period, with the Barclays Capital Aggregate Index returning 4.4% and the Credit Suisse High Yield Index returning 12.7%.

During the Fund's reporting period, the Fund maintained a tactical overweight to global equities and an underweight to bonds when compared with the Fund's blended benchmark. Overweights to U.S. equities (19.7%), small-cap stocks (23.9%), emerging market equities (17.2%), technology (27.8%), REITs (22.4%), as well as equal weight to industrials contributed to the Fund's relative outperformance for the period. Large growth stocks outperformed large value stocks by 8%, and emerging market stocks underperformed developed markets, both of which detracted from performance. Within the fixed income allocation, excess return was derived from an overweight relative to the Barclays Capital U.S. Aggregate Bond Index to high-yield bonds (12.7%), and the shorter maturity of fixed income holdings relative to the Barclays Capital U.S. Aggregate Bond Index detracted from performance.

Notable changes to the tactical allocations over the period include a modest reduction of equity exposure, as well as an increased exposure to small-cap equities and a tilt towards value versus growth. The Fund added a new sector allocation to health care by investing in Vanguard Healthcare Fund and eliminated its relatively brief exposure to the materials sector.

All of the underlying funds held in the portfolio during the reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Cognitive Value Fund, HighMark Small Cap Advantage Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark International Opportunities Fund, Morgan Stanley U.S. Real Estate Portfolio, HighMark Bond Fund, HighMark Short Term Bond Fund and Eaton Vance Income Fund of Boston outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark NYSE Arca Tech 100 Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Small Cap Value Fund, Fidelity Advisor Industrial Fund and Lazard Emerging Markets Equity Portfolio underperformed their benchmarks. Vanguard Healthcare Fund was not held as a position for the entire period.

38 HIGHMARK(R) FUNDS

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 35% S&P 500 INDEX, 55% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 10% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

              HighMark
            Income Plus                                                             Citigroup 3-    Morningstar
             Allocation    35/55/10 Hybrid^                     Barclays Capital     Month U.S.    Conservative
             Fund Class    of the following                      U.S. Aggregate    Treasury Bill    Allocation
              A Shares         indexes:(1)    S&P 500 Index++     Bond Index++        Index++^       Category
           -------------   ----------------   ---------------   ----------------   -------------   ------------
10/12/04   $       9,550   $         10,000   $        10,000   $         10,000   $      10,000   $     10,000
7/05       $       9,999   $         10,503   $        11,159   $         10,226   $      10,192   $     10,581
7/06       $      10,310   $         10,812   $        11,759   $         10,375   $      10,613   $     10,955
7/07       $      11,176   $         11,751   $        13,656   $         10,952   $      11,150   $     11,830
7/08       $      10,879   $         11,824   $        12,142   $         11,626   $      11,490   $     11,528
7/09       $      10,415   $         11,682   $         9,718   $         12,538   $      11,565   $     10,940
7/10       $      11,479   $         12,825   $        11,063   $         13,656   $      11,579   $     12,249
7/11       $      12,583   $         13,935   $        13,237   $         14,262   $      11,594   $     13,498


 ++   Indexes are unmanaged and do not incur fees, expenses or other costs.

  ^ The since-inception return shown for the index is calculated from October 31, 2004.

(1) Prior to March 1, 2011, the blended index was 30% S&P 500 Index, 60% Barclays Capital U.S. Aggregate Bond Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

---------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN     INCEPTION    RATIO++   RATIO++
---------------------------------------------------------------------------------------------
Fiduciary Shares            9.95%       5.26%       4.32%+       4.33%+      2.10%     1.17%
---------------------------------------------------------------------------------------------
Class A Shares              9.62%       4.97%       4.06%        4.14%       2.35%     1.42%
---------------------------------------------------------------------------------------------
Class A Shares w/load*      4.69%       3.37%       3.11%        3.44%       2.35%     1.42%
---------------------------------------------------------------------------------------------
Class C Shares              8.86%       4.25%       3.35%        3.42%       2.85%     2.12%
---------------------------------------------------------------------------------------------
Class C Shares w/load**     7.86%       4.25%       3.35%        3.42%       2.85%     2.12%
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 4.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 39

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
--------                                                               ---------
U.S. TREASURY NOTE
   3.000%, 09/30/16                                                       4.3%
FNMA
   4.500%, 04/01/18                                                       2.3
U.S. TREASURY NOTE
   1.875%, 06/30/15                                                       1.9
TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                                       1.8
CENTERPOINT ENERGY TRANSITION BOND
   SER 2005-A, CL A3
   5.090%, 08/01/15                                                       1.7

GENERAL ELECTRIC CAPITAL
   2.250%, 11/09/15                                                       1.6
GE GLOBAL INSURANCE
   7.750%, 06/15/30                                                       1.6
VERIZON NEW ENGLAND
   7.875%, 11/15/29                                                       1.6
U.S. TREASURY NOTE
   3.125%, 05/15/21                                                       1.6
FNMA
   5.000%, 11/01/33                                                       1.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               14.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                       14.1

MORTGAGE-BACKED SECURITIES                                               13.0

ASSET-BACKED SECURITIES                                                  10.4

U.S. TREASURY OBLIGATIONS                                                10.3

CONSUMER DISCRETIONARY                                                    5.6

ENERGY                                                                    5.0

UTILITIES                                                                 4.6

INDUSTRIAL                                                                4.3

TELECOMMUNICATION SERVICES                                                3.9

MUNICIPAL BONDS                                                           3.9

MATERIALS                                                                 3.9

HEALTH CARE                                                               1.8

FOREIGN GOVERNMENTS                                                       1.8

REGISTERED INVESTMENT COMPANY                                             1.3

COMMERCIAL PAPER - DISCOUNTED                                             1.2

INFORMATION TECHNOLOGY                                                    0.5

*     EXCLUDES SHORT-TERM SECURITIES.

BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Bond Fund (the "Fund") produced a total return of 5.45% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned 4.44% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current levels of taxation. Although lending began to improve somewhat, particularly in the hard-hit small business sector, high unemployment continued to weigh on the economic recovery. The effect of government stimulus enacted by the Federal Reserve in the first half of the Fund's reporting period was felt at the beginning of the second half of the reporting period. However, issues with the sovereign debt of certain European countries surfaced, and U.S. GDP growth soon slowed in the latter half of the reporting period.

While the short duration of the Fund's holdings was a slight detractor from the Fund's performance relative to the Fund's benchmark, corporate earnings in particular were strong during the reporting period, as the business and manufacturing sectors took advantage of low financing rates and utilized cost cutting measures to repair balance sheets. As a result, credit quality was again a factor in the Fund's performance, as investment-grade corporate bonds outperformed U.S. Treasuries by nearly 3% during the reporting period. The Fund was overweight in corporate bonds, and this was a major contributor to the Fund's outperformance relative to its benchmark.

The Fund's defensive duration stance was a slight detractor from performance, but as a result of solid investments in the corporate and Treasury bond space, the Fund outperformed its benchmark for the reporting period.

40 HIGHMARK(R) FUNDS

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GREGORY LUGOSI]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JEFFREY KLEIN]

PORTFOLIO MANAGER
JEFFREY KLEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

                                  [LINE GRAPH]

          HighMark Bond    HighMark Bond   Barclays Capital      Morningstar
          Fund Class A    Fund Fiduciary    U.S. Aggregate    Intermediate-Term
             Shares           Shares         Bond Index++       Bond Category
         --------------   --------------   ----------------   -----------------
7/01     $        9,775   $       10,000   $         10,000   $          10,000
7/02     $       10,169   $       10,409   $         10,753   $          10,482
7/03     $       10,813   $       11,087   $         11,336   $          11,112
7/04     $       11,296   $       11,605   $         11,884   $          11,613
7/05     $       11,765   $       12,110   $         12,454   $          12,119
7/06     $       11,853   $       12,241   $         12,636   $          12,253
7/07     $       12,459   $       12,902   $         13,338   $          12,851
7/08     $       13,111   $       13,601   $         14,158   $          13,113
7/09     $       14,105   $       14,680   $         15,270   $          13,797
7/10     $       15,527   $       16,191   $         16,630   $          15,387
7/11     $       16,317   $       17,073   $         17,369   $          16,210


++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        5.45%        7.87%         6.88%        5.50%        1.01%      0.80%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          5.09%        7.56%         6.60%        5.26%        1.26%      1.05%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  2.71%        6.74%         6.11%        5.02%        1.26%      1.05%
--------------------------------------------------------------------------------------------------------------
Class B Shares                          4.44%        6.87%         5.89%        4.49%        1.76%      1.73%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                -0.56%        5.99%         5.57%        4.49%        1.76%      1.73%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          4.77%        7.19%         6.20%        4.96%+       1.51%      1.48%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                3.77%        7.19%         6.20%        4.96%+       1.51%      1.48%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 41

                                TOP TEN HOLDINGS

                                                                          % OF
HOLDING*                                                               PORTFOLIO
--------                                                               ---------
SAN DIEGO COUNTY,
   REGIONAL TRANSPORTATION
   COMMISSION, SALES TAX REVENUE,
   LIMITED TAX, SER C, RB,
   SPA DEXIA CREDIT LOCAL
   2.000%, 04/01/38                                                       2.3%

SAN DIEGO COUNTY,
   REGIONAL TRANSPORTATION
   COMMISSION, SALES TAX REVENUE,
   LIMITED TAX, SER D, RB,
   SPA DEXIA CREDIT LOCAL
   2.000%, 04/01/38                                                       1.8

LOS ANGELES,
   SER A, GO
   NATIONAL-RE FGIC INSURED
   5.000%, 09/01/21                                                       1.6

SAN DIEGO, PUBLIC FACILITIES
   FINANCING AUTHORITY,
   SEWER AUTHORITY, SER B, RB
   5.500%, 05/15/23                                                       1.6

SAN DIEGO COUNTY,
   WATER AUTHORITY,
   COP, WATER REVENUES,
   SER A, AGM INSURED
   5.000%, 05/01/26                                                       1.6

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION,
   FEDERAL HIGHWAY GRANT,
   ANTICIPATION BONDS,
   SER A, RB, NATIONAL-RE
   FGIC INSURED
   5.000%, 02/01/14                                                       1.5

SOUTHERN CALIFORNIA, PUBLIC
   POWER AUTHORITY,
   POWER PROJECT REVENUE,
   CANYON POWER, SER A, RB,
   5.000%, 07/01/25                                                       1.4

SAN FRANCISCO CITY & COUNTY,
   EARTHQUAKE SAFETY,
   SER E, GO
   5.000%, 06/15/26                                                       1.3

ORANGE COUNTY, SANITATION DISTRICT,
   SER B, COP, AGM INSURED
   5.000%, 02/01/23                                                       1.3

LOS ANGELES, DEPARTMENT OF
   WATER & POWER,
   SER A, SUB SER A-2, RB,
   NATIONAL-RE INSURED
   5.000%, 07/01/19                                                       1.2

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
REVENUE BONDS                                                            43.7%

GENERAL OBLIGATIONS                                                      42.9

CERTIFICATE OF PARTICIPATION                                             10.1

REGISTERED INVESTMENT COMPANY                                             2.1

SPECIAL ASSESSMENT                                                        1.2

*     EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 2.38% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 4.46% for the same period.

FACTORS AFFECTING PERFORMANCE

The low interest rate environment and other quantitative easing measures undertaken by the Federal Reserve resulted in a bifurcated economic recovery during the first half of the Fund's reporting period. While the business and manufacturing sectors took advantage of low financing rates and utilized cost cutting measures to generate strong earnings to repair balance sheets, consumer activity remained somewhat muted as high unemployment hindered recovery in other sectors, especially housing. European peripheral states continued to cause instability and impact liquidity markets during the reporting period, as Ireland, Spain and Portugal faced budget and sovereign debt challenges.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. New issuance volume, which increased in the first half of the Fund's reporting period, decreased significantly in its second half. Municipal credit downgrades outnumbered upgrades during the Fund's reporting period. However, the actual number of defaults declined significantly during the Fund's reporting period from 2010 levels.

California was the nation's largest state of issuance of municipal debt during the first half of the Fund's reporting period. In the second half of the reporting period, California was replaced by New York as the largest issuer, and California dropped to the second largest issuer. Texas was the third largest issuer throughout the full reporting period.

The reporting period was characterized by low yields, concerns about countries' and municipalities' ability to pay their debts, and volatile markets that alternated between the risk-on and risk-off trade. The Fund managed to protect assets in down markets by limiting potential price risk. As risk-taking returned to the municipal market and default rates fell, lower quality, longer duration assets outperformed. The high-quality nature of the Fund's investments and their shorter duration relative to the Fund's benchmark negatively impacted performance.

As a result, the Fund underperformed its benchmark for the reporting period.

42 HIGHMARK(R) FUNDS

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF RAYMOND MOW]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                                  [LINE GRAPH]

                HighMark          HighMark
               California        California                        Morningstar
              Intermediate      Intermediate        Barclays        Municipal
                Tax-Free          Tax-Free       Capital 7-Year     California
               Bond Fund         Bond Fund          Municipal      Intermediate/
             Class A Shares   Fiduciary Shares     Bond Index++   Short Category
             --------------   ----------------   --------------   --------------
7/01         $        9,775   $         10,000   $       10,000   $       10,000
7/02         $       10,353   $         10,588   $       10,714   $       10,561
7/03         $       10,602   $         10,858   $       11,129   $       10,767
7/04         $       10,968   $         11,258   $       11,703   $       11,202
7/05         $       11,242   $         11,566   $       12,166   $       11,630
7/06         $       11,400   $         11,757   $       12,428   $       11,862
7/07         $       11,742   $         12,137   $       12,918   $       12,253
7/08         $       12,284   $         12,739   $       13,671   $       12,488
7/09         $       12,968   $         13,477   $       14,766   $       12,816
7/10         $       13,650   $         14,217   $       15,886   $       13,788
7/11         $       13,941   $         14,556   $       16,595   $       14,167


++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        2.38%        4.54%         4.37%        3.83%        1.03%      0.55%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          2.13%        4.31%         4.11%        3.61%        1.28%      0.80%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 -0.12%        3.50%         3.65%        3.38%        1.28%      0.80%
--------------------------------------------------------------------------------------------------------------
Class B Shares                          1.36%        3.58%         3.38%        2.83%        1.78%      1.50%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                -3.62%        2.64%         3.03%        2.83%        1.78%      1.50%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          1.59%        3.80%         3.62%        3.26%+       1.53%      1.25%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                0.59%        3.80%         3.62%        3.26%+       1.53%      1.25%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 43

                                TOP TEN HOLDINGS

                                                                          % OF
HOLDING*                                                               PORTFOLIO
--------                                                               ---------
MASSACHUSETTS STATE, SCHOOL BUILDING AUTHORITY, SALES TAX REVENUE,
   SER A, RB, AGM INSURED
   5.000%, 08/15/14                                                       3.3%

CLARK COUNTY, LIMITED TAX-BOND BANK, GO
   5.000%, 06/01/25                                                       2.3

ALASKA STATE, INTERNATIONAL AIRPORTS SYSTEM,
   SER D, RB, NATIONAL-RE INSURED
   5.000%, 10/01/22                                                       2.0

HONOLULU CITY AND COUNTY,
   SER A, GO, NATIONAL-RE INSURED
   5.000%, 07/01/25                                                       1.9

IDAHO STATE, HOUSING & FINANCE ASSOCIATION, GRANT & REVENUE
   ANTICIPATION, FEDERAL HIGHWAY TRUST,
   SER A, RB
   5.250%, 07/15/24                                                       1.8

ENERGY NORTHWEST, ELECTRIC REVENUE, PROJECT NO. 1,
   SER B, RB, NATIONAL-RE INSURED
   6.000%, 07/01/17                                                       1.8

CHICAGO, O'HARE INTERNATIONAL AIRPORT, SER B, RB, AGM INSURED
   5.000%, 01/01/19                                                       1.7

SAN RAMON VALLEY, UNIFIED
   SCHOOL DISTRICT,
   ELECTION 2002, GO, AGM INSURED
   5.250%, 08/01/18                                                       1.7

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, AGM INSURED
   5.000%, 08/01/25                                                       1.6

CONNECTICUT STATE,
   SER C, GO
   5.000%, 06/01/14                                                       1.6

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
REVENUE BONDS                                                            49.0%

GENERAL OBLIGATIONS                                                      43.9

REGISTERED INVESTMENT COMPANY                                             4.1

CERTIFICATE OF PARTICIPATION                                              1.8

TAX ALLOCATION                                                            1.2

*     EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 2.43% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 4.46% for the same period.

FACTORS AFFECTING PERFORMANCE

The low interest rate environment and other quantitative easing measures undertaken by the Federal Reserve resulted in a bifurcated economic recovery during the first half of the Fund's reporting period. While the business and manufacturing sectors took advantage of low financing rates and utilized cost cutting measures to generate strong earnings to repair balance sheets, consumer activity remained somewhat muted as high unemployment hindered recovery in other sectors, especially housing. European peripheral states continued to cause instability and impact liquidity markets during the reporting period, as Ireland, Spain and Portugal faced budget and sovereign debt challenges.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. New issuance volume, which increased in the first half of the Fund's reporting period, decreased significantly in its second half. Municipal credit downgrades outnumbered upgrades during the Fund's reporting period. However, the actual number of defaults declined significantly during the Fund's reporting period from 2010 levels.

The reporting period was characterized by low yields, concerns about countries' and municipalities' ability to pay their debts, and volatile markets that alternated between the risk-on and risk-off trade. The Fund managed to protect assets in down markets by limiting potential price risk. As risk-taking returned to the municipal market and default rates fell, lower quality, longer duration assets outperformed. The high-quality nature of the Fund's investments and their shorter duration relative to the Fund's benchmark negatively impacted performance.

As a result, the Fund underperformed its benchmark for the reporting period.

44 HIGHMARK(R) FUNDS

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF RAYMOND MOW]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

            HighMark        HighMark
            National        National
          Intermediate    Intermediate                           Morningstar
         Tax Free Bond    Tax Free Bond    Barclays Capital   Municipal National
         Fund Class A    Fund Fiduciary    7-Year Municipal      Intermediate
            Shares+          Shares+         Bond Index++          Category
         -------------   --------------    ----------------   ------------------
7/01     $       9,775   $       10,000    $         10,000   $           10,000
7/02     $      10,270   $       10,542    $         10,714   $           10,519
7/03     $      10,523   $       10,827    $         11,129   $           10,750
7/04     $      10,832   $       11,171    $         11,703   $           11,223
7/05     $      11,067   $       11,441    $         12,166   $           11,648
7/06     $      11,254   $       11,663    $         12,428   $           11,852
7/07     $      11,633   $       12,097    $         12,918   $           12,237
7/08     $      12,204   $       12,709    $         13,671   $           12,567
7/09     $      12,888   $       13,453    $         14,766   $           13,096
7/10     $      13,574   $       14,206    $         15,886   $           14,133
7/11     $      13,857   $       14,551    $         16,595   $           14,542


 ++   Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                       RETURN        RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        2.43%        4.61%         4.52%        3.82%+       1.08%      0.53%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          2.08%        4.33%         4.25%        3.55%+       1.33%      0.78%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 -0.18%        3.54%         3.78%        3.31%+       1.33%      0.78%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          1.71%        3.97%^        3.30%^       3.19%+^      1.58%      1.23%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                 0.71%        3.97%^        3.30%^       3.19%+^      1.58%      1.23%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED STARTING TEN YEARS AGO TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

  ^ For the period starting ten years ago through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). The performance of the Fiduciary Shares during this period does not reflect Class C Shares' expenses. With those adjustments, performance would be lower than that shown. From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance and does reflect Class C Shares' expenses. Class C Shares reopened on December 1, 2009.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 45

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
--------                                                               ---------
SEARIVER MARITIME ZERO COUPON, 09/01/12                                   2.2%

CENTERPOINT ENERGY TRANSITION BOND, SER 2005-A, CL A3 5.090%,
   08/01/15                                                               1.8

SLM STUDENT LOAN TRUST, SER 2011-A, CL A1 1.187%, 10/15/24                1.7

CELLCO PARTNERSHIP/VERIZON WIRELESS CAPITAL 5.550%, 02/01/14              1.7

ALLY MASTER OWNER TRUST, SER 2011-1, CL A2 2.150%, 01/15/16               1.6

U.S. TREASURY NOTE 1.375%, 09/15/12                                       1.5

GENERAL ELECTRIC CAPITAL CORP 1.138%, 05/09/16                            1.5

SLM STUDENT LOAN TRUST, SER 2011-2, CL A1 0.787%, 11/25/27                1.5

BANC OF AMERICA COMMERCIAL MORTGAGE, SER 2005-2, CL A4 4.783%,
   07/10/43                                                               1.5

TECK RESOURCES 7.000%, 09/15/12                                           1.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
ASSET-BACKED SECURITIES                                                  17.7%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                       14.6

FINANCIALS                                                               13.6

ENERGY                                                                    9.1

MORTGAGE-BACKED SECURITIES                                                8.1

TELECOMMUNICATION SERVICES                                                5.6

INDUSTRIAL                                                                5.0

CONSUMER DISCRETIONARY                                                    4.4

MATERIALS                                                                 4.1

UTILITIES                                                                 3.7

HEALTH CARE                                                               3.4

U.S. TREASURY OBLIGATION                                                  2.9

TAXABLE MUNICIPAL BONDS                                                   2.4

REGISTERED INVESTMENT COMPANIES                                           2.1

CONSUMER STAPLES                                                          1.5

INFORMATION TECHNOLOGY                                                    1.2

FOREIGN GOVERNMENTS                                                       0.6

*     EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Short Term Bond Fund (the "Fund") produced a total return of 2.35% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Index, returned 1.78% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current levels of taxation. Although lending began to improve somewhat, particularly in the hard-hit small business sector, high unemployment continued to weigh on the economic recovery. The effect of government stimulus enacted by the Federal Reserve in the first half of the Fund's reporting period was felt at the beginning of the second half of the reporting period. However, issues with the sovereign debt of certain European countries surfaced, and U.S. GDP growth soon slowed in the latter half of the reporting period.

While the short duration of the Fund's holdings was a slight detractor from the Fund's performance relative to its benchmark, corporate earnings in particular were strong during the reporting period, as the business and manufacturing sectors took advantage of low financing rates and utilized cost cutting measures to repair balance sheets. As a result, credit quality was again a factor in the Fund's performance, as investment-grade corporate bonds outperformed U.S. Treasuries by nearly 3% during the reporting period. The Fund was overweight in corporate bonds, and this was a major contributor to the Fund's outperformance relative to its benchmark.

The Fund's defensive duration stance was a slight detractor from performance, but as a result of solid investments in the corporate and Treasury bond space, the Fund outperformed its benchmark for the reporting period.

46 HIGHMARK(R) FUNDS

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GREGORY LUGOSI]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JEFFERY KLEIN]

PORTFOLIO MANAGER
JEFFERY KLEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

                                  [LINE GRAPH]

          HighMark Short Term    HighMark Short Term   Barclays Capital 1-3 Year
           Bond Fund Class A     Bond Fund Fiduciary    U.S. Government/Credit     Morningstar Short
                 Shares                Shares                Bond Index++            Bond Category
          -------------------    -------------------   -------------------------   -----------------
11/2/04   $             9,775    $            10,000   $                  10,000   $          10,000
   7/05   $             9,792    $            10,034   $                  10,086   $          10,063
   7/06   $            10,033    $            10,306   $                  10,388   $          10,306
   7/07   $            10,478    $            10,801   $                  10,943   $          10,782
   7/08   $            10,995    $            11,363   $                  11,624   $          10,916
   7/09   $            11,531    $            11,959   $                  12,217   $          11,262
   7/10   $            11,976    $            12,442   $                  12,670   $          11,969
   7/11   $            12,224    $            12,734   $                  12,896   $          12,287


++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        SINCE       EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN      INCEPTION     RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        2.35%        3.87%         4.33%        3.65%        1.01%      0.72%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          2.07%        3.60%         4.03%        3.37%        1.26%      0.97%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 -0.20%        2.81%         3.57%        3.02%        1.26%      0.97%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          1.59%        3.14%         3.59%        2.99%+       1.51%      1.42%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                 0.59%        3.14%         3.59%        2.99%+       1.51%      1.42%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance does not reflect the higher expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 47

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING, SER A, RB, NATIONAL-RE
   INSURED  5.500%, 12/15/26                                              3.4%

MADISON, COMMUNITY DEVELOPMENT AUTHORITY REVENUE, WISCONSIN
   ALUMNI RESEARCH FUND PROJECT, RB 5.000%, 10/01/34                      3.3

PUERTO RICO SALES TAX FINANCING, CORPORATE SALES TAX
   REVENUE, FIRST SUB-SER A, RB 6.375%, 08/01/39                          2.2

WISCONSIN CENTER DISTRICT, SER 1998A, JUNIOR DEDICATED TAX
   REVENUE, RB 5.250%, 12/15/23                                           2.0

PUERTO RICO SALES TAX FINANCING, CORPORATE SALES TAX
   REVENUE, FIRST SUB-SER A, RB 5.500%, 08/01/37                          1.8

VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY, GROSS RECEIPTS
   TAXES LOAN NOTES, RB NATIONAL-RE FGIC INSURED 5.000%,
   10/01/24                                                               1.7

PUERTO RICO ELECTRIC POWER AUTHORITY, SER WW, RB 5.500%,
   07/01/38                                                               1.7

COMMONWEALTH OF PUERTO RICO, PUBLIC IMPROVEMENT, GO,
   NATIONAL-RE INSURED, 6.650%, 07/01/15                                  1.7

SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING, SER A, RB, NATIONAL-RE
   INSURED 5.500%, 12/15/19                                               1.7

GLENDALE, COMMUNITY DEVELOPMENT AUTHORITY, LEASE REVENUE,
   TAX INCREMENT DISTRICT NO. 7, RB 3.850%, 09/01/20                      1.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
REVENUE BONDS                                                            90.9%

GENERAL OBLIGATIONS                                                       6.0

REGISTERED INVESTMENT COMPANY                                             1.9

CERTIFICATE OF PARTICIPATION                                              1.2

*     EXCLUDES SHORT-TERM SECURITIES.

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a total return of 2.28% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned 3.24% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period began with strong performance in the municipal bond market. Longer maturity and lower quality issuers outperformed as investors reached for additional yield. November brought a different market as state budget shortfalls grabbed investors' attention and concerns that the Build America Bond Program ("BAB") would expire at the end of 2010 caused yields to move higher. The expectation was that the BAB program would be extended for at least one year, but with a lower subsidy. This concern caused a tremendous amount of supply to be issued, putting pressure on the secondary market. The BAB program had replaced as much as one-third of the tax-exempt issuance over the past two years with taxable municipal bond issuance, and investors worried that future supply would come in exclusively tax-exempt form. President Obama also extended the Bush-era tax cuts for two additional years, making municipal bonds less attractive to investors. This large amount of new issuance, combined with thin liquidity conditions during the holiday season and renewed concern over state budgets, caused municipal yields to rise sharply in December and January.

In the second half of the Fund's reporting period, new projects and associated financings slowed due to fiscal belt tightening and austerity measures at state and local levels. At the federal level, Congressional leaders began negotiations to resolve issues over the country's debt ceiling. The search for budgetary savings included a review of the "cost" of the municipal market's tax-exempt status. Retail municipal mutual funds saw positive inflows toward the end of the reporting period after 30 straight weeks of outflows. However, even though massive municipal bond defaults predicted by pundits failed to materialize, extreme levels of uncertainty among individual investors regarding the potential risks and rewards available in municipal bonds continued through much of the reporting period.

To combat this uncertainty at the state level, the Fund continued to execute its long-term strategy of improving overall liquidity and quality by selling non-rated Wisconsin and territory paper. The Fund took advantage of the large amount of new issuance in the first half of the reporting period and the market sell-off to add highly rated, Wisconsin state double-exempt names to the portfolio. This strategy enhanced the overall yield and liquidity of the Fund. The Fund also continued to look for opportunities in territory paper, specifically from the Virgin Islands and Puerto Rico, which are triple tax-exempt.

From a credit perspective, one highlight of the reporting period was the upgrade of Puerto Rico from BBB- to BBB. Puerto Rico reduced its budget deficit by more than one-third. Since Puerto Rican credit investments account for 23% of the Fund's assets, this positively affected performance.

However, the investment strategy executed during the reporting period was not enough to overcome the macro-environment in the municipal bond market, and the Fund underperformed its benchmark for the reporting period.

48 HIGHMARK(R) FUNDS

HIGHMARK WISCONSIN TAX-EXEMPT FUND INVESTMENT OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OF ERIC ZENNER]

CO-PORTFOLIO MANAGER
ERIC ZENNER
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF RICHARD SCARGILL]

CO-PORTFOLIO MANAGER
RICHARD SCARGILL
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF PAULA HORN]

CO-PORTFOLIO MANAGER
PAULA HORN
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MICHAEL SANDERS]

CO-PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL SINGLE STATE INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

                                                   Morningstar
       HighMark Wisconsin   Barclays Capital    Municipal Single
         Tax-Exempt Fund     Municipal Bond    State Intermediate
         Class A Shares          Index++            Category
- --   ------------------   ----------------   ------------------
7/01   $            9,775   $         10,000   $           10,000
7/02   $           10,349   $         10,671   $           10,568
7/03   $           10,790   $         11,055   $           10,835
7/04   $           11,267   $         11,695   $           11,313
7/05   $           11,798   $         12,438   $           11,774
7/06   $           12,035   $         12,755   $           11,979
7/07   $           12,459   $         13,300   $           12,389
7/08   $           12,711   $         13,676   $           12,550
7/09   $           13,079   $         14,375   $           13,088
7/10   $           14,119   $         15,690   $           14,018
7/11   $           14,441   $         16,199   $           14,378


++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        2.45%+       4.43%+        3.76%+       4.00%+       1.06%      0.67%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          2.28%        4.34%         3.71%        3.98%        1.31%      0.92%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  0.00%        3.57%         3.24%        3.74%        1.31%      0.92%
--------------------------------------------------------------------------------------------------------------
Class B Shares                          1.66%        3.61%         2.97%        3.33%+       1.81%      1.62%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                -3.27%        2.67%         2.61%        3.33%+       1.81%      1.62%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          1.93%        3.80%         3.09%        3.39%+       1.56%      1.37%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                0.94%        3.80%         3.09%        3.39%+       1.56%      1.37%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of the Class A Shares from ten years ago with the performance of Class B and Class C Shares on January 6, 2003 and Fiduciary Shares on August 3, 2010. Class A Share performance, Class B and Class C Shares performance does not reflect the higher expenses applicable to these Classes. With these adjustments, performance would be lower than that shown. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With these adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 49

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/11      7/31/11      RATIOS     PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,008.00     0.99%        $ 4.93
Class A Shares .................   1,000.00    1,007.00     1.24%          6.17
Class B Shares .................   1,000.00    1,003.50     1.84%          9.14
Class C Shares .................   1,000.00    1,003.80     1.84%          9.14

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,019.89     0.99%        $ 4.96
Class A Shares .................   1,000.00    1,018.65     1.24%          6.21
Class B Shares .................   1,000.00    1,015.67     1.84%          9.20
Class C Shares .................   1,000.00    1,015.67     1.84%          9.20
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,040.70     1.21%        $ 6.12
Class A Shares .................   1,000.00    1,039.70     1.47%          7.43
Class C Shares .................   1,000.00    1,036.10     2.07%         10.45
Class M Shares .................   1,000.00    1,041.60     1.07%          5.42

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,018.79     1.21%        $ 6.06
Class A Shares .................   1,000.00    1,017.50     1.47%          7.35
Class C Shares .................   1,000.00    1,014.53     2.07%         10.34
Class M Shares .................   1,000.00    1,019.49     1.07%          5.36

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/11      7/31/11      RATIOS     PERIOD*
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,007.90     0.96%        $ 4.78
Class A Shares .................   1,000.00    1,006.50     1.25%          6.22
Class B Shares .................   1,000.00    1,004.40     1.85%          9.19
Class C Shares .................   1,000.00    1,003.80     1.85%          9.19

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,020.03     0.96%        $ 4.81
Class A Shares .................   1,000.00    1,018.60     1.25%          6.26
Class B Shares .................   1,000.00    1,015.62     1.85%          9.25
Class C Shares .................   1,000.00    1,015.62     1.85%          9.25
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $  987.60     1.09%        $ 5.37
Class A Shares .................   1,000.00      985.60     1.45%          7.14
Class C Shares .................   1,000.00      982.50     2.05%         10.08
Class M Shares .................   1,000.00      987.70     1.05%          5.17

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,019.39     1.09%        $ 5.46
Class A Shares .................   1,000.00    1,017.60     1.45%          7.25
Class C Shares .................   1,000.00    1,014.63     2.05%         10.24
Class M Shares .................   1,000.00    1,019.59     1.05%          5.26

50 HIGHMARK(R) FUNDS

                                  BEGINNING    ENDING         NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                   VALUE AT   VALUE AT     EXPENSE     DURING
                                    2/1/11     7/31/11      RATIOS      PERIOD*
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,025.50     0.90%        $ 4.52
Class A Shares .................   1,000.00    1,024.20     1.15%          5.77
Class B Shares .................   1,000.00    1,020.70     1.75%          8.77
Class C Shares .................   1,000.00    1,021.20     1.75%          8.77

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,020.33     0.90%        $ 4.51
Class A Shares .................   1,000.00    1,019.09     1.15%          5.76
Class B Shares .................   1,000.00    1,016.12     1.75%          8.75
Class C Shares .................   1,000.00    1,016.12     1.75%          8.75
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $  992.40     0.89%        $ 4.40
Class A Shares .................   1,000.00      990.40     1.22%          6.02
Class C Shares .................   1,000.00      989.00     1.82%          8.98

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,020.38     0.89%        $ 4.46
Class A Shares .................   1,000.00    1,018.74     1.22%          6.11
Class C Shares .................   1,000.00    1,015.77     1.82%          9.10
--------------------------------------------------------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,030.70     1.13%        $ 5.69
Class A Shares .................   1,000.00    1,029.00     1.38%          6.94
Class B Shares .................   1,000.00    1,026.30     1.98%          9.95
Class C Shares .................   1,000.00    1,026.50     1.98%          9.95

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,019.19     1.13%        $ 5.66
Class A Shares .................   1,000.00    1,017.95     1.38%          6.90
Class B Shares .................   1,000.00    1,014.98     1.98%          9.89
Class C Shares .................   1,000.00    1,014.98     1.98%          9.89
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,041.30     1.35%        $ 6.83
Class A Shares .................   1,000.00    1,039.70     1.62%          8.19
Class C Shares .................   1,000.00    1,036.70     2.22%         11.21

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,018.10     1.35%        $ 6.76
Class A Shares .................   1,000.00    1,016.76     1.62%          8.10
Class C Shares .................   1,000.00    1,013.79     2.22%         11.08
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,023.30     1.45%        $ 7.27
Class A Shares .................   1,000.00    1,023.30     1.62%          8.13
Class C Shares .................   1,000.00    1,019.40     2.27%         11.37
Class M Shares .................   1,000.00    1,023.30     1.27%          6.37

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,017.60     1.45%        $ 7.25
Class A Shares .................   1,000.00    1,016.76     1.62%          8.10
Class C Shares .................   1,000.00    1,013.54     2.27%         11.33
Class M Shares .................   1,000.00    1,018.50     1.27%          6.36

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                   VALUE AT    VALUE AT    EXPENSE      DURING
                                   2/1/11       7/31/11     RATIOS     PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,002.90     1.01%        $ 5.02
Class A Shares .................   1,000.00    1,002.00     1.27%          6.30
Class B Shares .................   1,000.00      998.90     1.87%          9.27
Class C Shares .................   1,000.00      998.90     1.87%          9.27

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,019.79     1.01%        $ 5.06
Class A Shares .................   1,000.00    1,018.50     1.27%          6.36
Class B Shares .................   1,000.00    1,015.52     1.87%          9.35
Class C Shares .................   1,000.00    1,015.52     1.87%          9.35
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $  970.10     0.97%        $ 4.74
Class A Shares .................   1,000.00      969.60     1.25%          6.10
Class B Shares .................   1,000.00      966.30     1.85%          9.02
Class C Shares .................   1,000.00      966.30     1.85%          9.02

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,019.98     0.97%        $ 4.86
Class A Shares .................   1,000.00    1,018.60     1.25%          6.26
Class B Shares .................   1,000.00    1,015.62     1.85%          9.25
Class C Shares .................   1,000.00    1,015.62     1.85%          9.25
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,023.50     0.77%        $ 3.86
Class A Shares .................   1,000.00    1,022.00     1.08%          5.41
Class B Shares .................   1,000.00    1,018.90     1.68%          8.41
Class C Shares .................   1,000.00    1,018.90     1.68%          8.41

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,020.98     0.77%        $ 3.86
Class A Shares .................   1,000.00    1,019.44     1.08%          5.41
Class B Shares .................   1,000.00    1,016.46     1.68%          8.40
Class C Shares .................   1,000.00    1,016.46     1.68%          8.40
--------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,045.10     1.31%        $ 6.64
Class A Shares .................   1,000.00    1,043.70     1.62%          8.21
Class C Shares .................   1,000.00    1,040.20     2.22%         11.23

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,018.30     1.31%        $ 6.56
Class A Shares .................   1,000.00    1,016.76     1.62%          8.10
Class C Shares .................   1,000.00    1,013.79     2.22%         11.08
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $  997.80     1.23%        $ 6.09
Class A Shares .................   1,000.00      997.00     1.50%          7.43
Class B Shares .................   1,000.00      994.50     2.10%         10.39
Class C Shares .................   1,000.00      994.40     2.10%         10.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,018.70     1.23%        $ 6.16
Class A Shares .................   1,000.00    1,017.36     1.50%          7.50
Class B Shares .................   1,000.00    1,014.38     2.10%         10.49
Class C Shares .................   1,000.00    1,014.38     2.10%         10.49

                                                            HIGHMARK(R) FUNDS 51

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                  BEGINNING    ENDING        NET        EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT    EXPENSE       DURING
                                    2/1/11     7/31/11      RATIOS      PERIOD*
--------------------------------------------------------------------------------
VALUE MOMENTUM
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,013.40     1.02%         $5.09
Class A Shares .................   1,000.00    1,011.80     1.27%          6.33
Class B Shares .................   1,000.00    1,008.20     1.87%          9.31
Class C Shares .................   1,000.00    1,009.00     1.87%          9.31

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,019.74     1.02%         $5.11
Class A Shares .................   1,000.00    1,018.50     1.27%          6.36
Class B Shares .................   1,000.00    1,015.52     1.87%          9.35
Class C Shares .................   1,000.00    1,015.52     1.87%          9.35
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,009.00     0.32%         $1.59
Class A Shares .................   1,000.00    1,007.90     0.57%          2.84
Class C Shares .................   1,000.00    1,004.30     1.27%          6.31

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,023.21     0.32%         $1.61
Class A Shares .................   1,000.00    1,021.97     0.57%          2.86
Class C Shares .................   1,000.00    1,018.50     1.27%          6.36
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,003.70     0.33%         $1.64
Class A Shares .................   1,000.00    1,002.70     0.57%          2.83
Class C Shares .................   1,000.00      999.50     1.27%          6.30

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,023.16     0.33%         $1.66
Class A Shares .................   1,000.00    1,021.97     0.57%          2.86
Class C Shares .................   1,000.00    1,018.50     1.27%          6.36
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,012.80     0.33%         $1.65
Class A Shares .................   1,000.00    1,011.60     0.57%          2.84
Class C Shares .................   1,000.00    1,008.10     1.27%          6.32

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,023.16     0.33%         $1.66
Class A Shares .................   1,000.00    1,021.92     0.58%          2.91
Class C Shares .................   1,000.00    1,018.50     1.27%          6.36
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,014.20     0.33%         $1.65
Class A Shares .................   1,000.00    1,012.40     0.57%          2.84
Class C Shares .................   1,000.00    1,009.10     1.28%          6.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,023.16     0.33%         $1.66
Class A Shares .................   1,000.00    1,021.97     0.57%          2.86
Class C Shares .................   1,000.00    1,018.45     1.28%          6.41

                                  BEGINNING    ENDING        NET        EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE       DURING
                                  2/1/11       7/31/11      RATIOS      PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,040.10     0.79%         $4.00
Class A Shares .................   1,000.00    1,038.50     1.04%          5.26
Class B Shares .................   1,000.00    1,035.60     1.72%          8.68
Class C Shares .................   1,000.00    1,036.50     1.47%          7.42

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,020.88     0.79%         $3.96
Class A Shares .................   1,000.00    1,019.64     1.04%          5.21
Class B Shares .................   1,000.00    1,016.27     1.72%          8.60
Class C Shares .................   1,000.00    1,017.50     1.47%          7.35
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,041.00     0.54%         $2.73
Class A Shares .................   1,000.00    1,039.90     0.79%          4.00
Class B Shares .................   1,000.00    1,035.80     1.49%          7.52
Class C Shares .................   1,000.00    1,036.70     1.24%          6.26

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,022.12     0.54%         $2.71
Class A Shares .................   1,000.00    1,020.88     0.79%          3.96
Class B Shares .................   1,000.00    1,017.41     1.49%          7.45
Class C Shares .................   1,000.00    1,018.65     1.24%          6.21
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,040.60     0.52%         $2.63
Class A Shares .................   1,000.00    1,038.40     0.77%          3.89
Class C Shares .................   1,000.00    1,036.00     1.22%          6.16

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,022.22     0.52%         $2.61
Class A Shares .................   1,000.00    1,020.98     0.77%          3.86
Class C Shares .................   1,000.00    1,018.74     1.22%          6.11
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,013.40     0.67%         $3.34
Class A Shares .................   1,000.00    1,012.00     0.95%          4.74
Class C Shares .................   1,000.00    1,010.50     1.40%          6.98

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,021.47     0.67%         $3.36
Class A Shares .................   1,000.00    1,020.08     0.95%          4.76
Class C Shares .................   1,000.00    1,017.85     1.40%          7.00
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...............  $1,000.00   $1,054.10     0.65%         $3.31
Class A Shares .................   1,000.00    1,052.90     0.90%          4.58
Class B Shares .................   1,000.00    1,049.20     1.60%          8.13
Class C Shares .................   1,000.00    1,050.60     1.35%          6.86

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...............  $1,000.00   $1,021.57     0.65%         $3.26
Class A Shares .................   1,000.00    1,020.33     0.90%          4.51
Class B Shares .................   1,000.00    1,016.86     1.60%          8.00
Class C Shares .................   1,000.00    1,018.10     1.35%          6.76

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 63.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.3%
      Dick's Sporting Goods *                               5,240  $     193,880
      Hasbro                                                4,100        162,196
      Las Vegas Sands *                                     4,420        208,536
      PetSmart                                              4,360        187,567
      Starwood Hotels & Resorts Worldwide                   3,750        206,100
      Walt Disney                                           6,515        251,609
      Yum! Brands                                           2,550        134,691
                                                                    ------------
                                                                       1,344,579
                                                                    ------------
   CONSUMER STAPLES - 8.3%
      Altria Group                                          9,880        259,844
      Anheuser-Busch InBev NV, SP ADR                       3,795        218,516
      Coca-Cola                                             5,835        396,838
      Kraft Foods, Cl A                                     7,905        271,774
      Mead Johnson Nutrition                                1,790        127,752
      Philip Morris International                           5,950        423,462
      Procter & Gamble                                      6,855        421,514
                                                                    ------------
                                                                       2,119,700
                                                                    ------------
   ENERGY - 10.1%
      BG Group PLC, SP ADR                                  2,730        323,778
      EOG Resources                                         1,585        161,670
      ExxonMobil                                            7,920        631,937
      Occidental Petroleum                                  5,390        529,190
      QEP Resources                                         6,405        280,731
      Schlumberger                                          3,895        351,991
      Suncor Energy (Canada)                                8,080        308,818
                                                                    ------------
                                                                       2,588,115
                                                                    ------------
   FINANCIALS - 3.8%
      JPMorgan Chase                                       12,015        486,007
      Wells Fargo                                          17,360        485,038
                                                                    ------------
                                                                         971,045
                                                                    ------------
   HEALTH CARE - 6.2%
      DaVita *                                              2,700        225,558
      Fresenius Medical Care, ADR                           1,695        130,413
      Gilead Sciences *                                     4,935        209,047
      Johnson & Johnson                                     3,610        233,892
      Merck                                                 3,730        127,305
      Pfizer                                                8,912        171,467
      UnitedHealth Group                                    7,290        361,803
      WellPoint                                             1,970        133,074
                                                                    ------------
                                                                       1,592,559
                                                                    ------------
   INDUSTRIAL - 9.8%
      3M                                                    3,190        277,977
      Danaher                                              19,205        943,158
      Donaldson                                             5,390        298,498
      Emerson Electric                                      2,245        110,207
      General Electric                                      6,245        111,848
      Rockwell Collins                                      4,385        241,570
      Stericycle *                                          2,850        234,042

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      United Parcel Service, Cl B                           4,250   $    294,185
                                                                    ------------
                                                                       2,511,485
                                                                    ------------
   INFORMATION TECHNOLOGY - 13.3%
      Accenture, Cl A ++                                    2,450        144,893
      Analog Devices                                        5,920        203,648
      Apple *                                               1,585        618,911
      Autodesk *                                            4,520        155,488
      Broadcom, Cl A *                                      5,595        207,407
      EMC *                                                15,400        401,632
      Google, Cl A *                                          855        516,155
      NetApp *                                              4,870        231,422
      Oracle                                               16,140        493,561
      Qualcomm                                              5,015        274,722
      Riverbed Technology *                                 5,370        153,743
                                                                    ------------
                                                                       3,401,582
                                                                    ------------
   MATERIALS - 5.4%
      Ecolab                                                7,940        397,000
      Praxair                                               7,330        759,681
      Weyerhaeuser, REIT                                   11,594        231,764
                                                                    ------------
                                                                       1,388,445
                                                                    ------------
   UTILITIES - 0.9%
      ITC Holdings                                          1,815        127,522
      Wisconsin Energy                                      3,200         98,080
                                                                    ------------
                                                                         225,602
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $12,305,774)                                           16,143,112
                                                                    ------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 14.0%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.8%
      Comcast
         5.700%, 07/01/19                            $    100,000        114,468
      Gap
         5.950%, 04/12/21                                  90,000         88,800
      Georgia-Pacific (A)
         8.250%, 05/01/16                                  50,000         56,911
      Staples
         9.750%, 01/15/14                                  50,000         59,484
      Time Warner Entertainment
         8.375%, 03/15/23                                 100,000        131,091
                                                                    ------------
                                                                         450,754
                                                                    ------------
   ENERGY - 1.4%
      BP Capital Markets PLC
         4.742%, 03/11/21                                  75,000         81,501
      Energy Transfer Partners
         9.700%, 03/15/19                                 100,000        129,658
      Magellan Midstream Partners
         6.550%, 07/15/19                                  50,000         59,611

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Petrobras International Finance
         3.875%, 01/27/16                            $     50,000   $     51,848
      Williams Partners
         4.125%, 11/15/20                                  50,000         49,967
                                                                    ------------
                                                                         372,585
                                                                    ------------
   FINANCIALS - 5.7%
      American International Group
         3.650%, 01/15/14                                  75,000         77,215
      Bank of America, MTN
         5.650%, 05/01/18                                 100,000        105,826
      Berkshire Hathaway Finance
         5.400%, 05/15/18                                  50,000         56,843
      Boston Properties
         4.125%, 05/15/21                                  50,000         49,371
      Capital One Financial
         4.750%, 07/15/21                                  25,000         25,271
      Citigroup
         4.750%, 05/19/15                                  75,000         80,456
      Ford Motor Credit
         5.000%, 05/15/18                                 100,000        100,545
      GE Global Insurance
         7.750%, 06/15/30                                 200,000        241,057
      General Electric Capital
         2.250%, 11/09/15                                 100,000        100,453
      HSBC Holdings PLC
         5.100%, 04/05/21                                  75,000         78,775
      JPMorgan Chase
         3.125%, 12/01/11                                 100,000        100,985
         4.250%, 10/15/20                                 100,000         99,746
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                                 125,000         33,750
      NASDAQ OMX Group
         5.250%, 01/16/18                                  50,000         52,236
      Wells Fargo
         3.000%, 12/09/11                                 150,000        151,499
         5.625%, 12/11/17                                 100,000        113,608
                                                                    ------------
                                                                       1,467,636
                                                                    ------------
   FOREIGN GOVERNMENT - 0.3%
      Export-Import Bank of Korea
         3.750%, 10/20/16                                  75,000         77,007
                                                                    ------------
   HEALTH CARE - 0.5%
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                                  50,000         52,148
      Wellpoint
         6.000%, 02/15/14                                  58,000         64,694
                                                                    ------------
                                                                         116,842
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 1.2%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                            $     50,000   $     49,125
      Continental Airlines, Ser 10-1A
         4.750%, 01/12/21                                 100,000         97,500
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                                 100,000        100,380
      L-3 Communications, Ser B
         6.375%, 10/15/15                                  50,000         51,313
                                                                    ------------
                                                                         298,318
                                                                    ------------
   INFORMATION TECHNOLOGY - 0.1%
      International Business Machines
         6.500%, 01/15/28                                  25,000         31,043
                                                                    ------------
   MATERIALS - 1.3%
      Alcoa
         5.400%, 04/15/21                                  50,000         51,975
      ArcelorMittal
         5.500%, 03/01/21                                  25,000         25,610
      Dow Chemical
         4.250%, 11/15/20                                  75,000         76,830
      Rio Tinto Finance USA
         6.500%, 07/15/18                                 100,000        120,949
      Teck Resources
         10.250%, 05/15/16                                 50,000         60,000
                                                                    ------------
                                                                         335,364
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.1%
      AT&T
         4.450%, 05/15/21                                  25,000         26,435
      Telefonica Emisiones SAU
         3.992%, 02/16/16                                 100,000        100,427
      Verizon Maryland
         8.000%, 10/15/29                                  75,000         90,365
      Verizon New England
         7.875%, 11/15/29                                  50,000         59,897
                                                                    ------------
                                                                         277,124
                                                                    ------------
   UTILITIES - 0.6%
      Exelon Generation
         6.200%, 10/01/17                                  50,000         57,457
      Great River Energy (A)
         4.478%, 07/01/30                                  50,000         50,219
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                  50,000         53,046
                                                                    ------------
                                                                         160,722
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,535,492)                                             3,587,395
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.9%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                            $     42,114   $     45,841
         5.000%, 10/01/20                                  18,162         19,640
         4.500%, 03/01/18                                  16,450         17,477
         4.500%, 05/01/19                                  25,023         26,802
         4.500%, 07/01/23                                  47,941         51,004
      FNMA
         8.000%, 05/01/25                                  10,423         12,227
         7.000%, 07/01/26                                  12,733         14,709
         7.000%, 12/01/27                                  12,740         14,742
         6.500%, 05/01/14                                  12,200         12,962
         6.500%, 01/01/28                                  12,347         14,089
         6.000%, 02/01/17                                  47,666         51,799
         6.000%, 03/01/28                                  17,846         19,872
         5.500%, 12/01/17                                  47,644         51,443
         5.000%, 12/01/17                                  13,188         14,259
         5.000%, 04/01/18                                  67,791         73,296
         5.000%, 11/01/18                                   7,242          7,830
         5.000%, 03/01/34                                 124,892        134,045
         4.500%, 02/01/19                                  60,697         65,107
         4.500%, 05/01/19                                 150,739        161,644
         4.500%, 06/01/19                                  20,568         22,056
         4.000%, 09/01/18                                  15,046         15,975
      FNMA, CMO REMIC
         Ser 2003-25, Cl CD
         3.500%, 03/25/17                                   9,179          9,203
      GNMA
         7.000%, 02/15/26                                  14,967         17,404
         7.000%, 10/15/27                                  13,737         16,003
         7.000%, 03/15/29                                  14,581         17,036
         6.500%, 05/15/28                                  16,555         18,990
         6.500%, 01/15/29                                  24,503         28,106
         6.000%, 04/15/29                                  45,451         51,197
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $931,555)                                               1,004,758
                                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.6%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                  69,583         72,223
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                  74,822         76,739
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (C)
         5.014%, 02/15/38                                 150,000        162,298
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1
         3.742%, 11/10/46                                  74,332         76,709

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                            $    172,794   $    137,877
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                 100,000        105,711
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                  37,186         38,089
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2003-M,
         Cl A1 (C)
         4.687%, 12/25/33                                  26,066         26,291
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                  89,016         91,921
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                                 161,344        151,288
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $954,177)                                                 939,146
                                                                    ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 3.8%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                                  75,000         76,329
      Avis Budget Rental Car Funding
         AESOP, Ser 2011-1A, Cl A
         1.850%, 09/20/13                                 100,000        100,755
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                  58,568         61,978
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                                 125,000        134,529
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1
         2.200%, 03/25/16                                 100,000        100,635
      SLM Student Loan Trust,
         Ser 2011-A, Cl A1 (C)
         1.187%, 10/15/24                                  93,915         94,177
      SLM Student Loan Trust,
         Ser 2011-2, Cl A1 (C)
         0.787%, 11/25/27                                 108,505        108,366
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                                 120,000        135,319
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A4
         1.980%, 09/20/17                                  75,000         76,558

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                            $     75,000   $     76,327
                                                                    ------------

      TOTAL ASSET-BACKED SECURITIES
         (Cost $942,454)                                                 964,973
                                                                    ------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         1.500%, 06/30/16                                  75,000         75,575
         3.000%, 09/30/16                                 200,000        215,750
         3.125%, 05/15/21                                 150,000        154,101
         3.625%, 02/15/21                                  60,000         64,383
                                                                    ------------

      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $488,431)                                                 509,809
                                                                    ------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 1.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 1.1%
      California State, Public School
         Improvements, Taxable, GO
         6.200%, 10/1/19                                   50,000         56,759
      Los Angeles, Department of
         Water & Power Revenue,
         Build America Bonds,
         Taxable, RB
         6.574%, 07/01/45                                  50,000         58,959
      Metropolitan Water District of
         Southern California, Build
         America Bonds, Taxable, RB
         6.947%, 07/01/40                                 100,000        110,424
      University of California
         Revenue, Build America
         Bonds, Taxable, RB (C)
         1.988%, 05/15/50                                  50,000         50,948
                                                                    ------------
                                                                         277,090
                                                                    ------------
   NEW JERSEY - 0.1%
      New Jersey State, Turnpike
         Authority Turnpike Revenue,
         Build America Bonds,
         Taxable, RB
         7.102%, 01/01/41                                  25,000         30,904
                                                                    ------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $284,389)                                                 307,994
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                      9,155        135,494
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $90,907)                                                  135,494
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 7.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $1,935,026
         (collateralized by a U.S.
         Treasury Note obligation, par
         value $1,880,000, 2.75%,
         10/31/13, total market value
         $1,992,519)                                 $  1,935,003   $  1,935,003
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,935,003)                                             1,935,003
                                                                    ------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $21,468,182)                                              25,527,684
                                                                    ------------

   OTHER ASSETS & LIABILITIES, NET - 0.3%                                 65,210
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 25,592,894
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2011 WERE $107,130 AND REPRESENTED 0.4% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $33,750, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REIT   - REAL ESTATE INVESTMENT TRUST
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

        The accompanying notes are an integral part of the financial statements.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR      LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                                             07/31/11       PRICE           INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock **                                         $ 16,143,112   $ 16,143,112   $         --   $         --
   Corporate Obligations                                      3,587,395             --      3,587,395             --
   U.S. Government Agency Mortgage-Backed Obligations         1,004,758             --      1,004,758             --
   Mortgage-Backed Securities                                   939,146             --        939,146             --
   Asset-Backed Securities                                      964,973             --        964,973             --
   U.S. Treasury Obligations                                    509,809             --        509,809             --
   Taxable Municipal Obligations                                307,994             --        307,994             --
   Registered Investment Company                                135,494        135,494             --             --
   Repurchase Agreement                                       1,935,003             --      1,935,003             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 25,527,684   $ 16,278,606   $  9,249,078   $         --
                                                           ============   ============   ============   ============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
JULY 31, 2011

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.0%
      Amcon Distributing                                    2,900   $    189,544
      American Greetings, Cl A                             13,100        290,427
      Ameristar Casinos                                    11,100        246,420
      Ark Restaurants                                      13,100        198,465
      Ascena Retail Group *                                27,400        885,568
      Biglari Holdings *                                    1,060        390,260
      Brinker International                                31,400        754,228
      Cato, Cl A                                           17,300        481,286
      Chico's FAS                                          27,400        413,466
      Cinemark Holdings                                    13,700        267,013
      Collectors Universe                                  26,900        420,716
      Dana Holding *                                       13,200        220,044
      Dillard's, Cl A                                       5,000        281,300
      Dixie Group *                                        27,413        118,698
      Emerson Radio *                                     213,100        377,187
      Finish Line, Cl A                                    42,200        898,860
      GameStop *                                           12,300        290,034
      Gannett                                              46,000        586,960
      Harman International Industries                      20,200        840,320
      Iconix Brand Group *                                  4,400        102,652
      Lifetime Brands                                      42,420        466,620
      Men's Wearhouse                                       8,300        272,157
      Motorcar Parts of America *                          33,800        436,358
      Movado Group                                         16,500        266,970
      Papa John's International *                           6,200        193,502
      Pier 1 Imports *                                     27,900        306,621
      Rick's Cabaret International *                       72,800        596,960
      Rocky Brands *                                       35,300        449,369
      Standard Motor Products                              31,800        451,560
      Sturm Ruger                                           9,700        265,004
      True Religion Apparel *                              10,500        353,745
                                                                    ------------
                                                                      12,312,314
                                                                    ------------
   CONSUMER STAPLES - 4.0%
      B&G Foods, Cl A                                      15,100        283,729
      Corn Products International                           3,800        193,382
      Energizer Holdings *                                  2,300        185,472
      Imperial Sugar                                        6,300        145,404
      Ingles Markets, Cl A                                 12,700        195,580
      Inter Parfums                                        11,700        234,468
      Nature's Sunshine Products *                          1,600         26,704
      Omega Protein *                                      52,000        630,240
      Pantry *                                             10,900        194,238
      Physicians Formula Holdings *                        20,500         77,900
      Smithfield Foods *                                   39,500        869,790
      SUPERVALU                                            34,400        295,840
      Village Super Market, Cl A                           17,000        456,960
                                                                    ------------
                                                                       3,789,707
                                                                    ------------
   ENERGY - 7.5%
      Adams Resources & Energy                              5,800        149,640
      Alon USA Energy                                      34,700        421,952

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Complete Production Services *                       27,500   $  1,069,200
      CVR Energy                                           41,000      1,100,850
      Delek US Holdings                                    36,800        611,616
      Helix Energy Solutions Group *                       23,400        458,172
      HollyFrontier                                             1             54
      Newpark Resources *                                  39,500        366,955
      REX American Resources *                             10,100        174,023
      SEACOR Holdings                                       8,900        893,204
      Stone Energy *                                       25,400        824,484
      Western Refining *                                   50,200      1,025,586
                                                                    ------------
                                                                       7,095,736
                                                                    ------------
   FINANCIALS - 22.0%
      1st Source                                           32,200        742,210
      Advance America Cash Advance
         Centers                                           56,090        395,434
      Allied World Assurance Company
         Holdings ++                                       16,750        912,038
      Ashford Hospitality Trust REIT                       29,900        325,910
      Assurant                                             24,600        876,252
      Astoria Financial                                    15,700        182,905
      B of I Holding *                                     16,510        231,057
      BBVA Banco Frances SA, ADR                           74,300        736,313
      Brown & Brown                                         8,900        194,109
      Cape Bancorp *                                        9,800         92,218
      Citizens & Northern                                  41,700        686,382
      Community Bank System                                 9,800        246,568
      Compass Diversified Holdings                         28,500        426,645
      Delphi Financial Group, Cl A                         13,400        360,728
      Dime Community Bancshares                            47,400        665,970
      Doral Financial * ++                                118,000        206,500
      East West Bancorp                                    18,550        344,288
      Encore Capital Group *                               15,100        412,985
      Endurance Specialty Holdings ++                      18,900        769,986
      Extra Space Storage REIT                             13,900        295,514
      Ezcorp, Cl A *                                        7,500        249,600
      First Busey                                          37,900        196,701
      First Citizens BancShares, Cl A                       1,100        198,132
      First Commonwealth Financial                         59,400        305,316
      Flushing Financial                                   61,800        761,376
      Fortegra Financial *                                  8,800         68,200
      Getty Realty REIT                                    22,100        512,720
      Hospitality Properties Trust REIT                    24,400        616,100
      Interactive Brokers Group, Cl A                      18,400        278,576
      Intl FCStone *                                       19,600        450,408
      Maiden Holdings ++                                   72,700        673,929
      Meadowbrook Insurance Group                           6,700         62,980
      Mercury General                                      13,700        508,818
      MFA Financial REIT                                   29,600        221,704
      Mission West Properties REIT                         58,600        474,660
      New Hampshire Thrift Bancshares                      11,600        152,192
      One Liberty Properties REIT                          56,600        875,036

        The accompanying notes are an integral part of the financial statements.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Pacific Premier Bancorp *                            30,500   $    201,300
      Primerica                                            13,600        294,032
      Protective Life                                      15,900        338,034
      PS Business Parks REIT                               12,800        727,168
      Republic Bancorp, Cl A                               36,800        666,448
      Safety Insurance Group                               15,200        617,120
      Senior Housing Properties Trust REIT                 26,000        622,440
      Union First Market Bankshares                        39,200        488,040
      Universal Insurance Holdings                         91,000        388,570
      WesBanco                                             36,700        754,185
                                                                    ------------
                                                                      20,807,797
                                                                    ------------
   HEALTH CARE - 6.3%
      AMERIGROUP *                                          9,200        506,000
      Centene *                                            10,900        357,629
      Healthspring *                                       18,100        742,824
      Hill-Rom Holdings                                     7,600        283,404
      Integramed America *                                 19,700        180,255
      Magellan Health Services *                           17,700        922,170
      Medicines *                                          30,300        453,894
      Mediware Information Systems *                       45,000        512,550
      Molina Healthcare *                                  10,900        246,885
      Par Pharmaceutical *                                  6,900        223,491
      PerkinElmer                                           9,200        225,032
      Sun Healthcare Group *                               50,500        353,500
      Triple-S Management, Cl B * ++                       22,300        481,011
      Viropharma *                                         10,700        193,456
      WellCare Health Plans *                               5,900        258,715
                                                                    ------------
                                                                       5,940,816
                                                                    ------------
   INDUSTRIAL - 17.9%
      Aircastle ++                                         15,200        174,040
      Alaska Air Group *                                    8,700        531,744
      Allied Motion Technologies *                         56,600        297,150
      Applied Industrial Technologies                      30,700        979,944
      Atlas Air Worldwide Holdings *                       10,300        539,617
      Barrett Business Services                            40,600        605,752
      Briggs & Stratton                                    18,400        315,376
      CAE ++                                               27,100        357,720
      Ceradyne *                                           13,100        424,571
      CRA International *                                  28,400        763,392
      Crane                                                 9,700        449,304
      Cubic                                                18,700        907,698
      DXP Enterprises *                                    14,500        394,255
      Ecology and Environment, Cl A                        21,800        372,998
      EMCOR Group *                                        15,100        421,592
      Espey Manufacturing & Electronics                    12,900        323,919
      Fly Leasing, ADR                                     39,400        444,432
      Global Ship Lease, Cl A * ++                         33,200        130,476
      GP Strategies *                                      15,509        200,842
      Hurco *                                              14,700        432,474
      ICF International *                                  22,000        513,920

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Kadant *                                             31,700   $    834,027
      Kelly Services, Cl A *                               35,530        556,045
      Kennametal                                            5,900        232,637
      Key Technology *                                     28,500        462,840
      Lincoln Electric Holdings                             6,900        236,118
      MasTec *                                             25,700        536,616
      Miller Industries                                    34,200        560,196
      NACCO Industries, Cl A                                8,700        790,656
      RCM Technologies *                                  121,600        672,448
      SL Industries *                                      20,600        501,816
      Snap-on                                               5,700        324,102
      Steelcase, Cl A                                      35,700        354,501
      Textainer Group Holdings                              9,700        251,715
      Thomas & Betts *                                      6,500        317,070
      Watsco                                               11,300        668,734
                                                                    ------------
                                                                      16,880,737
                                                                    ------------
   INFORMATION TECHNOLOGY - 12.6%
      ACI Worldwide *                                      11,500        415,840
      Agilysys *                                            8,000         76,560
      Amtech Systems *                                     20,300        364,385
      Anixter International                                 9,800        611,716
      ASM International NV ++                              11,200        318,304
      Brightpoint *                                        53,700        488,133
      BTU International *                                   2,082         14,928
      CACI International, Cl A *                            6,600        389,928
      Ciber *                                              25,100        126,002
      Coherent *                                           12,100        581,163
      Communications Systems                               12,900        230,652
      CSG Systems International *                          41,300        733,488
      Entegris *                                           36,400        311,948
      Fairchild Semiconductor
         International *                                   27,000        405,270
      Forrester Research                                   18,200        575,120
      Insight Enterprises *                                39,600        666,468
      Kemet *                                              26,800        326,960
      Kulicke & Soffa Industries *                         53,400        491,280
      Lattice Semiconductor *                              82,500        511,500
      Lexmark International, Cl A *                         4,700        157,779
      Littelfuse                                            9,500        485,355
      MAXIMUS                                               5,900        227,917
      NAM TAI Electronics ++                               42,100        246,285
      Newport *                                            45,300        703,962
      Technical Communications                             29,100        232,509
      TeleNav *                                            24,700        247,741
      TeleTech Holdings *                                  25,100        496,729
      VASCO Data Security International *                  27,900        270,072
      Viasystems Group *                                   20,600        462,264
      Vishay Intertechnology *                             53,400        735,318
                                                                    ------------
                                                                      11,905,576
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
JULY 31, 2011

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 7.3%
      Boise                                                98,000   $    679,140
      Buckeye Technologies                                 22,300        599,647
      Cabot                                                11,500        449,650
      Chase                                                23,000        322,460
      Domtar ++                                             4,200        335,790
      Ferro *                                              47,500        618,450
      Georgia Gulf *                                       27,900        559,116
      Innophos Holdings                                     5,300        255,460
      Innospec *                                           31,800      1,021,416
      Neenah Paper                                         13,900        280,641
      OM Group *                                            9,000        326,520
      PolyOne                                              30,000        465,000
      Rock-Tenn, Cl A                                       3,200        196,672
      UFP Technologies *                                   26,400        497,640
      Westlake Chemical                                     5,300        274,275
                                                                    ------------
                                                                       6,881,877
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.4%
      USA Mobility                                         21,700        358,267
                                                                    ------------
   UTILITIES - 4.1%
      Chesapeake Utilities                                 15,400        594,594
      Delta Natural Gas                                     6,300        203,994
      MGE Energy                                           14,700        603,876
      Pepco Holdings                                       12,600        235,368
      Southwest Gas                                         9,900        369,171
      TECO Energy                                          18,200        337,246
      Transportadora de Gas del Sur SA ++                  65,400        237,402
      UGI                                                  15,200        460,560
      Unisource Energy                                     23,200        854,224
                                                                    ------------
                                                                       3,896,435
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $85,683,904)                                           89,869,262
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.8%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value
         Index Fund ETF                                    12,000        848,760
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                    12,000        866,520

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - (CONTINUED)
--------------------------------------------------------------------------------
      Rydex S&P SmallCap 600 Pure
         Value ETF                                         17,000   $    658,410
      Vanguard S&P Small-Cap 600
         Value ETF                                          4,500        276,795
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,359,297)                                             2,650,485
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $843,840
         (collateralized by a U.S.
         Treasury Note obligation, par
         value $815,000, 2.750%,
         10/31/13, total market value
         $863,778)                                     $  843,830   $    843,830
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $843,830)                                                 843,830
                                                                    ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $88,887,031)                                              93,363,577
                                                                    ------------

   OTHER ASSETS & LIABILITIES, NET - 1.2%                              1,161,943
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 94,525,520
                                                                    ============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
REIT   - REAL ESTATE INVESTMENT TRUST
S&P    - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock **                                         $ 89,869,262   $ 89,869,262   $         --   $         --
   Registered Investment Companies                            2,650,485      2,650,485             --             --
   Repurchase Agreement                                         843,830             --        843,830             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 93,363,577   $ 92,519,747   $    843,830   $         --
                                                           ============   ============   ============   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.2%
      Coach                                              3,300   $       213,048
      DIRECTV, Cl A *                                    2,900           146,972
      Harman International Industries                    5,200           216,320
      Home Depot                                        31,995         1,117,585
      Liberty Capital, Cl A *                           13,700         1,093,397
      Macy's                                            22,100           638,027
      McDonald's                                        10,600           916,688
      Starbucks                                          6,500           260,585
      Target                                             6,800           350,132
      Weight Watchers International                      4,800           370,512
      Wynn Resorts                                       3,300           507,144
                                                                 ---------------
                                                                       5,830,410
                                                                 ---------------
   CONSUMER STAPLES - 12.5%
      Coca-Cola                                         31,600         2,149,116
      Coca-Cola Enterprises                             41,100         1,155,321
      Colgate-Palmolive                                 12,000         1,012,560
      General Mills                                     20,500           765,675
      Hansen Natural *                                   3,200           245,184
      Mead Johnson Nutrition                             6,700           478,179
      Procter & Gamble                                  21,500         1,322,035
                                                                 ---------------
                                                                       7,128,070
                                                                 ---------------
   ENERGY - 12.6%
      Anadarko Petroleum                                 5,100           421,056
      Chevron                                           16,000         1,664,320
      ConocoPhillips                                    15,030         1,082,010
      Denbury Resources *                               12,200           235,704
      ExxonMobil                                        32,300         2,577,217
      Nabors Industries * ++                            20,922           552,550
      Occidental Petroleum                               3,100           304,358
      Schlumberger                                       1,800           162,666
      Valero Energy                                      7,600           190,912
                                                                 ---------------
                                                                       7,190,793
                                                                 ---------------
   FINANCIALS - 15.6%
      Alleghany *                                        1,300           428,233
      American National Insurance                        1,900           142,386
      Assurant                                          13,700           487,994
      CapitalSource                                     46,900           302,974
      Citigroup                                         11,540           442,444
      CNA Financial                                     13,900           382,806
      CommonWealth REIT                                 34,200           807,804
      Discover Financial Services                       45,700         1,170,377
      Fifth Third Bancorp                               31,000           392,150
      Franklin Resources                                 2,300           292,008
      Goldman Sachs Group                                2,210           298,284
      Interactive Brokers Group, Cl A                    8,400           127,176
      JPMorgan Chase                                    27,020         1,092,959
      Popular * ++                                     123,900           297,360
      Prudential Financial                               3,800           222,984
      State Street                                       6,500           269,555

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      SunTrust Banks                                    18,500   $       453,065
      Wells Fargo                                       46,600         1,302,004
                                                                 ---------------
                                                                       8,912,563
                                                                 ---------------
   HEALTH CARE - 9.9%
      Aetna                                             12,500           518,625
      Amgen *                                            4,600           251,620
      CIGNA                                              6,600           328,482
      Coventry Health Care *                            24,700           790,400
      Covidien ++                                        5,000           253,950
      Life Technologies *                                2,600           117,078
      McKesson                                           8,600           697,632
      Merck                                             10,000           341,300
      Pfizer                                            31,309           602,385
      Quest Diagnostics                                  8,100           437,481
      Thermo Fisher Scientific *                        19,800         1,189,782
      WellPoint                                          1,800           121,590
                                                                 ---------------
                                                                       5,650,325
                                                                 ---------------
   INDUSTRIAL - 12.6%
      3M                                                 1,600           139,424
      BE Aerospace *                                     8,600           342,280
      Boeing                                             1,800           126,846
      Caterpillar                                        4,900           484,071
      CSX                                               11,700           287,469
      Cummins                                            2,300           241,224
      Deere                                              2,300           180,573
      Eaton                                             12,200           584,990
      FedEx                                              1,600           139,008
      Gardner Denver                                     4,700           400,863
      General Electric                                  98,355         1,761,538
      Tyco International ++                              4,700           208,163
      United Parcel Service, Cl B                       21,400         1,481,308
      Verisk Analytics, Cl A *                          24,200           805,860
                                                                 ---------------
                                                                       7,183,617
                                                                 ---------------
   INFORMATION TECHNOLOGY - 17.0%
      Accenture, Cl A ++                                 2,600           153,764
      Akamai Technologies *                              3,900            94,458
      Apple *                                            7,800         3,045,744
      Applied Materials                                 35,400           436,128
      Cisco Systems                                     32,100           512,637
      eBay *                                            28,900           946,475
      Google, Cl A *                                       700           422,583
      Hewlett-Packard                                   13,200           464,112
      Intel                                             32,580           727,511
      Intuit *                                           3,700           172,790
      Mastercard, Cl A                                     900           272,925
      Microsoft                                         37,925         1,039,145
      Oracle                                            12,000           366,960
      Qualcomm                                           6,500           356,070
      Seagate Technology ++                             10,300           143,067

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Solera Holdings                                    7,800   $       435,864
      Zebra Technologies, Cl A *                         3,400           136,000
                                                                 ---------------
                                                                       9,726,233
                                                                 ---------------
   MATERIALS - 2.4%
      Domtar ++                                          1,500           119,925
      EI Du Pont de Nemours                             13,600           699,312
      FMC                                                1,700           148,869
      Freeport-McMoRan Copper & Gold                     2,800           148,288
      Mosaic                                             3,500           247,520
                                                                 ---------------
                                                                       1,363,914
                                                                 ---------------
   TELECOMMUNICATION SERVICES - 2.6%
      American Tower, Cl A *                             4,200           220,626
      AT&T                                               4,700           137,522
      Sprint Nextel *                                   60,400           255,492
      Verizon Communications                            24,400           861,076
                                                                 ---------------
                                                                       1,474,716
                                                                 ---------------
   UTILITIES - 2.8%
      DTE Energy                                        15,300           762,552
      Questar                                           47,500           875,425
                                                                 ---------------
                                                                       1,637,977
                                                                 ---------------
      TOTAL COMMON STOCK
        (Cost $52,891,023)
                                                                      56,098,618
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
        0.140%, dated 07/29/11,
        matures on 08/01/11,
        repurchase price $952,672
        (collateralized by a U.S.
        Treasury Note obligation,
        par value $920,000, 2.750%,
        10/31/13, total market value
        $975,063)                               $      952,661   $       952,661
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
        (Cost $952,661)
                                                                         952,661
                                                                 ---------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $53,843,684)                                              57,051,279
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 70,696
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    57,121,975
                                                                 ===============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2011 IS AS FOLLOWS:

LONG FUTURES     NUMBER OF     EXPIRATION     COUNTER-     UNREALIZED
OUTSTANDING      CONTRACTS        DATE         PARTY     DEPRECIATION**
--------------------------------------------------------------------------------
S&P 500 E-MINI   16          SEPTEMBER 2011     GSC        $(29,091)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC - GOLDMAN SACHS COMPANY
S&P - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                              LEVEL 2       LEVEL 3
                                                            TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE           INPUTS         INPUTS
                                                           ------------    ------------    ------------   ------------
Assets:
  Common Stock***                                          $ 56,098,618    $ 56,098,618    $         --   $         --
  Repurchase Agreement                                          952,661              --         952,661             --
Liabilities:
  Derivatives (1)
    Equity Contracts                                            (29,091)        (29,091)             --             --
                                                           ------------    ------------    ------------   ------------
Total:                                                     $ 57,022,188    $ 56,069,527    $    952,661   $         --
                                                           ============    ============    ============   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

        The accompanying notes are an integral part of the financial statements.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.9%
      Amazon.com *                                          5,200   $  1,157,104
      Comcast, Cl A                                        22,800        547,656
      Garmin ++                                             7,050        230,042
      Netflix *                                             2,900        771,371
      Priceline.com *                                       1,500        806,475
                                                                    ------------
                                                                       3,512,648
                                                                    ------------
   ENERGY - 0.1%
      Amyris *                                              5,000        115,750
                                                                    ------------
   HEALTH CARE - 7.0%
      Agilent Technologies *                                5,000        210,800
      Alexion Pharmaceuticals *                             5,000        284,000
      Alkermes *                                           12,000        206,880
      Allscripts-Misys Healthcare Solutions *               7,000        127,050
      Amgen *                                               9,000        492,300
      Amylin Pharmaceuticals *                             20,000        238,200
      Ariad Pharmaceuticals *                              25,000        297,250
      athenahealth *                                        4,000        235,160
      Baxter International                                  2,000        116,340
      Biogen Idec *                                         3,000        305,610
      Bristol-Myers Squibb                                 10,000        286,600
      Celgene *                                             7,000        415,100
      Cephalon *                                            2,000        159,880
      Dendreon *                                            4,000        147,600
      Endo Pharmaceuticals Holdings *                       6,000        223,500
      Gilead Sciences *                                     9,500        402,420
      Human Genome Sciences *                               3,000         63,030
      Illumina *                                            3,000        187,350
      Incyte *                                             10,000        174,400
      Life Technologies *                                   4,000        180,120
      Merck                                                 4,000        136,520
      Myriad Genetics *                                     4,000         85,080
      NuPathe *                                            10,000         69,000
      QIAGEN * ++                                           8,000        135,520
      Salix Pharmaceuticals *                               6,000        232,680
      Teva Pharmaceutical Industries,
         SP ADR                                             6,000        279,840
      United Therapeutics *                                 4,000        229,520
      Vertex Pharmaceuticals *                              6,000        311,160
      Warner Chilcott, CL A ++                              6,000        126,120
                                                                    ------------
                                                                       6,359,030
                                                                    ------------
   INFORMATION TECHNOLOGY - 85.9%
      Accenture, Cl A ++                                   22,350      1,321,779
      ACI Worldwide *                                       9,100        329,056
      Activision Blizzard                                  37,100        439,264
      Adobe Systems *                                      14,000        388,080
      Advanced Micro Devices *                             50,600        371,404
      Akamai Technologies *                                 8,000        193,760
      Alcatel-Lucent, SP ADR *                             84,000        340,200

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Altera                                               10,300   $    421,064
      Amdocs * ++                                          16,100        507,633
      Amphenol, Cl A                                        8,500        415,565
      Analog Devices                                       12,150        417,960
      Apple *                                              20,745      8,100,508
      Applied Materials                                    35,250        434,280
      ASML Holding ++                                      12,847        457,996
      Atmel *                                              15,000        181,500
      Autodesk *                                           19,900        684,560
      Automatic Data Processing                            14,000        720,860
      Avnet *                                               8,590        251,687
      Baidu, SP ADR *                                       5,000        785,350
      BMC Software *                                       19,300        834,146
      Broadcom, Cl A *                                     26,010        964,191
      CA                                                   20,500        457,150
      Check Point Software Technologies * ++               19,000      1,095,350
      Cisco Systems                                       100,040      1,597,639
      Citrix Systems *                                     12,800        922,112
      Cognizant Technology Solutions, Cl A *               22,500      1,572,075
      Computer Sciences                                     8,000        282,240
      Corning                                              45,010        716,109
      Cree *                                                5,000        164,300
      Cypress Semiconductor *                              11,600        238,728
      Dell *                                               31,300        508,312
      eBay *                                               37,300      1,221,575
      Electronic Arts *                                    10,550        234,737
      EMC *                                                59,970      1,564,018
      Equinix *                                             4,500        470,115
      F5 Networks *                                        11,900      1,112,412
      Fairchild Semiconductor
         International *                                   15,000        225,150
      First Solar *                                         1,600        189,168
      Fiserv *                                              7,800        470,808
      Flextronics International * ++                       30,000        193,500
      Google, Cl A *                                        6,925      4,180,553
      GT Solar International *                             51,200        698,368
      Harris                                               10,000        398,700
      Hewlett-Packard                                      37,000      1,300,920
      Hitachi, ADR                                          9,500        587,765
      IAC/InterActiveCorp *                                 9,125        377,684
      Intel                                                90,920      2,030,244
      International Business Machines                      15,350      2,791,397
      Intersil, Cl A                                       18,150        218,707
      Intuit *                                              8,650        403,955
      Juniper Networks *                                   19,600        458,444
      KLA-Tencor                                           15,000        597,300
      Lam Research *                                       11,550        472,164
      Lexmark International, Cl A *                         8,000        268,560
      Linear Technology                                    12,350        361,855
      Marvell Technology Group * ++                        57,650        854,373
      Maxim Integrated Products                            18,700        429,352
      Microchip Technology                                 15,100        509,625

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
JULY 31, 2011

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Micron Technology *                                  95,100   $    700,887
      Microsoft                                           128,310      3,515,694
      Motricity *                                          15,000         89,100
      National Semiconductor                               30,800        761,376
      NetApp *                                             23,450      1,114,344
      Netease.com, ADR *                                    5,300        267,756
      Nintendo, ADR                                        17,100        341,145
      Nokia, SP ADR                                        29,000        168,200
      Novellus Systems *                                    8,000        248,320
      Nuance Communications *                              22,000        440,220
      NVIDIA *                                             33,425        462,268
      ON Semiconductor *                                   60,700        527,483
      Open Text (Canada) *                                  7,500        506,700
      Oracle                                               88,000      2,691,040
      Paychex                                              10,100        285,123
      Polycom *                                            14,000        378,420
      Qualcomm                                             45,000      2,465,100
      Rambus *                                             13,500        187,380
      Red Hat *                                            15,200        639,616
      Research In Motion (Canada) *                         8,780        219,500
      Riverbed Technology *                                19,700        564,011
      Salesforce.com *                                     10,750      1,555,632
      Samsung Electronics, GDR ++                           2,350        935,535
      SanDisk *                                            20,000        850,600
      SAP, ADR                                              6,300        393,183
      Seagate Technology ++                                42,000        583,380
      Siliconware Precision Industries, ADR                34,309        169,143
      Sohu.com * ++                                         2,900        261,290
      SuccessFactors *                                     13,200        356,400
      SYNNEX *                                             12,400        351,168
      Taiwan Semiconductor Manufacturing,
         SP ADR                                            31,506        389,414
      TE Connectivity ++                                   14,300        492,349
      Teradata *                                           12,850        706,236
      Teradyne *                                           20,000        269,800
      Texas Instruments                                    38,700      1,151,325
      TIBCO Software *                                     13,500        351,540
      Trimble Navigation *                                  5,600        199,248
      Varian Semiconductor Equipment
         Associates *                                       4,500        273,330
      VeriSign                                             18,400        574,264
      VMware, Cl A *                                        6,700        672,278
      Western Digital *                                    16,000        551,360
      Xilinx                                               25,000        802,500
      Yahoo! *                                             32,835        430,138
                                                                    ------------
                                                                      77,630,103
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 1.0%
      American Tower, Cl A *                                7,050   $    370,336
      Millicom International Cellular ++                    2,450        292,775
      Tele Norte Leste Participacoes, ADR                  14,700        205,506
                                                                    ------------
                                                                         868,617
                                                                    ------------

      TOTAL COMMON STOCK
         (Cost $60,537,575)                                           88,486,148
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
      PowerShares QQQ                                      25,000      1,449,250
                                                                    ------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,198,900)                                             1,449,250
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $184,950
         (collateralized by a U.S.
         Treasury Note obligation, par value
         $180,000, 2.750%, 10/31/13,
         total market value $190,773)                  $  184,948        184,948
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $184,948)                                                 184,948
                                                                    ------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $61,921,423)                                              90,120,346
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                287,091
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 90,407,437
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

ENHANCED GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSACTIONS IN WRITTEN COVERED CALL OPTIONS DURING THE YEAR ENDED JULY 31, 2011 ARE SUMMARIZED AS FOLLOWS:

                                                         NUMBER OF
                                                         CONTRACTS       PREMIUM
                                                         ---------   -----------
OPTIONS WRITTEN AND OUTSTANDING AT BEGINNING OF YEAR            --   $        --
CALL OPTIONS WRITTEN DURING YEAR                               113       49,806
CALL OPTIONS CLOSED OR EXPIRED DURING YEAR                    (113)     (49,806)
                                                         ---------   -----------
OPTIONS WRITTEN AND OUTSTANDING AT END OF YEAR                  --   $        --
                                                         =========   ===========

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                            LEVEL 2        LEVEL 3
                           TOTAL FAIR        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                             VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                            07/31/11         PRICE         INPUTS          INPUTS
                          -------------   -------------   -----------   -------------
   Common Stock **        $  88,486,148   $  88,486,148   $        --   $          --
   Registered Investment
      Company                 1,449,250       1,449,250            --              --
   Repurchase Agreement         184,948              --       184,948              --
                          -------------   -------------   -----------   -------------
Total:                    $  90,120,346   $  89,935,398   $   184,948   $          --
                          =============   =============   ===========   =============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
JULY 31, 2011

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.1%
      Darden Restaurants                                    5,580   $    283,464
      Foot Locker                                           9,295        201,980
      Home Depot                                            6,265        218,836
      Limited Brands                                       10,445        395,448
      Time Warner Cable                                     3,245        237,891
                                                                    ------------
                                                                       1,337,619
                                                                    ------------
   CONSUMER STAPLES - 4.1%
      Altria Group                                         12,325        324,147
      JM Smucker                                            2,560        199,475
      PepsiCo                                               3,765        241,111
                                                                    ------------
                                                                         764,733
                                                                    ------------
   ENERGY - 12.8%
      Chevron                                               4,030        419,201
      ConocoPhillips                                        3,765        271,042
      ExxonMobil                                            8,700        694,173
      Marathon Oil                                          3,765        116,602
      Marathon Petroleum *                                  1,895         82,982
      Pengrowth Energy (Canada)                            14,408        186,584
      Spectra Energy                                       10,345        279,522
      Williams                                             10,945        346,956
                                                                    ------------
                                                                       2,397,062
                                                                    ------------
   FINANCIALS - 23.8%
      American Express                                      6,515        326,011
      Annaly Capital Management REIT                       21,685        363,874
      Bank of Hawaii                                        4,030        180,584
      BlackRock                                             1,035        184,706
      Brandywine Realty Trust REIT                         16,495        197,775
      Chimera Investment REIT                             121,185        373,250
      Chubb                                                 5,275        329,582
      Commerce Bancshares                                   5,660        231,551
      Federated Investors, Cl B                            10,345        221,073
      Home Properties REIT                                  4,030        264,046
      JPMorgan Chase                                        6,095        246,543
      Macerich REIT                                         3,785        201,097
      Rayonier REIT                                         6,365        410,224
      Trustmark                                            14,545        316,935
      U.S. Bancorp                                         12,410        323,405
      Wells Fargo                                          10,595        296,024
                                                                    ------------
                                                                       4,466,680
                                                                    ------------
   HEALTH CARE - 10.5%
      Bristol-Myers Squibb                                 15,710        450,248
      Johnson & Johnson                                     7,410        480,094
      Merck                                                10,645        363,314
      Pfizer                                               21,090        405,772
      UnitedHealth Group                                    5,710        283,387
                                                                    ------------
                                                                       1,982,815
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 15.2%
      Boeing                                                3,565   $    251,225
      Deluxe                                                9,950        234,223
      Eaton                                                 6,685        320,546
      General Electric                                     30,515        546,524
      Lockheed Martin                                       3,565        269,977
      National Presto Industries                            3,245        330,146
      Northrop Grumman                                      2,075        125,558
      Textainer Group Holdings                              6,265        162,577
      Tyco International ++                                 8,330        368,936
      WW Grainger                                           1,610        238,876
                                                                    ------------
                                                                       2,848,588
                                                                    ------------
   INFORMATION TECHNOLOGY - 7.7%
      Intel                                                 9,640        215,261
      International Business Machines                       3,375        613,744
      Jabil Circuit                                        14,460        264,763
      Microsoft                                            12,980        355,652
                                                                    ------------
                                                                       1,449,420
                                                                    ------------
   MATERIALS - 6.5%
      Eastman Chemical                                      4,050        391,189
      EI Du Pont de Nemours                                 7,270        373,823
      International Paper                                   6,760        200,772
      PPG Industries                                        3,020        254,284
                                                                    ------------
                                                                       1,220,068
                                                                    ------------
   TELECOMMUNICATION SERVICES - 6.0%
      AT&T                                                  8,895        260,268
      BCE (Canada)                                          9,920        378,646
      Verizon Communications                               13,900        490,531
                                                                    ------------
                                                                       1,129,445
                                                                    ------------
   UTILITIES - 5.1%
      CMS Energy                                           14,540        278,296
      Duke Energy                                          10,000        186,000
      NV Energy                                            13,950        207,018
      Portland General Electric                            11,945        295,997
                                                                    ------------
                                                                         967,311
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $16,196,174)                                           18,563,741
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             121,577        121,577
                                                                    ------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $121,577)                                                 121,577
                                                                    ------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $16,317,751)                                              18,685,318
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                                109,303
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 18,794,621
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2011 IS AS FOLLOWS:

LONG FUTURES              NUMBER OF      EXPIRATION     COUNTER-    UNREALIZED
OUTSTANDING               CONTRACTS         DATE         PARTY     DEPRECIATION**
--------------------------------------------------------------------------------
S&P 500 E-MINI                2        SEPTEMBER 2011     MCQ      $       (4,693)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

MCQ   - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUARIE GROUP LTD.
S&P   - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                   TOTAL FAIR        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                    07/31/11         PRICE         INPUTS         INPUTS
                                  ------------    ------------   ------------   -----------
Assets:
   Investment in Securities***    $ 18,685,318    $ 18,685,318   $         --   $        --
Liabilities:
   Derivatives (1)
      Equity Contracts                  (4,693)         (4,693)            --            --
                                  ------------    ------------   ------------   -----------
Total:                            $ 18,680,625    $ 18,680,625   $         --   $        --
                                  ============    ============   ============   ===========

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
JULY 31, 2011

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.1%
      Dick's Sporting Goods *                            5,795   $       214,415
      Hasbro                                             4,455           176,240
      Las Vegas Sands *                                  4,835           228,115
      PetSmart                                           4,785           205,851
      Starwood Hotels & Resorts Worldwide                4,115           226,160
      Walt Disney                                        7,240           279,609
      Yum! Brands                                        2,790           147,368
                                                                 ---------------
                                                                       1,477,758
                                                                 ---------------
   CONSUMER STAPLES - 12.8%
      Altria Group                                      10,375           272,862
      Anheuser-Busch InBev NV, SP ADR                    4,160           239,533
      Coca-Cola                                          6,535           444,445
      Kraft Foods, Cl A                                  8,880           305,294
      Mead Johnson Nutrition                             1,860           132,748
      Philip Morris International                        6,773           482,034
      Procter & Gamble                                   7,370           453,181
                                                                 ---------------
                                                                       2,330,097
                                                                 ---------------
   ENERGY - 14.8%
      BG Group PLC, SP ADR                               2,745           325,557
      EOG Resources                                      1,585           161,670
      ExxonMobil                                         8,597           685,955
      Occidental Petroleum                               5,361           526,343
      QEP Resources                                      6,645           291,250
      Schlumberger                                       4,142           374,313
      Suncor Energy++                                    8,784           335,724
                                                                 ---------------
                                                                       2,700,812
                                                                 ---------------
   FINANCIALS - 5.8%
      JPMorgan Chase                                    13,030           527,064
      Wells Fargo                                       18,835           526,250
                                                                 ---------------
                                                                       1,053,314
                                                                 ---------------
   HEALTH CARE - 9.7%
      DaVita *                                           3,015           251,873
      Fresenius Medical Care, ADR                        1,865           143,493
      Gilead Sciences *                                  5,505           233,192
      Johnson & Johnson                                  4,030           261,104
      Merck                                              4,025           137,373
      Pfizer                                             9,723           187,071
      UnitedHealth Group                                 7,970           395,551
      WellPoint                                          2,365           159,756
                                                                 ---------------
                                                                       1,769,413
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 14.7%
      3M                                                 3,625   $       315,883
      Danaher                                           19,998           982,102
      Donaldson                                          5,680           314,558
      Emerson Electric                                   2,349           115,312
      General Electric                                   6,605           118,296
      Rockwell Collins                                   4,615           254,240
      Stericycle *                                       3,015           247,592
      United Parcel Service, Cl B                        4,755           329,141
                                                                 ---------------
                                                                       2,677,124
                                                                 ---------------
   INFORMATION TECHNOLOGY - 20.8%
      Accenture, Cl A ++                                 2,480           146,667
      Analog Devices                                     6,070           208,808
      Apple *                                            2,050           800,484
      Autodesk *                                         4,970           170,968
      Broadcom, Cl A *                                   5,960           220,937
      EMC *                                             17,050           444,664
      Google, Cl A *                                       896           540,906
      NetApp *                                           5,310           252,331
      Oracle                                            17,953           549,003
      Qualcomm                                           5,220           285,952
      Riverbed Technology *                              5,885           168,488
                                                                 ---------------
                                                                       3,789,208
                                                                 ---------------
   MATERIALS - 7.8%
      Ecolab                                             8,175           408,750
      Praxair                                            7,422           769,216
      Weyerhaeuser, REIT                                12,481           249,495
                                                                 ---------------
                                                                       1,427,461
                                                                 ---------------
   UTILITIES - 1.3%
      ITC Holdings                                       1,879           132,019
      Wisconsin Energy                                   3,375           103,444
                                                                 ---------------
                                                                         235,463
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $14,960,339)                                           17,460,650
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          316,098           316,098
      Financial Select Sector SPDR ETF                   9,433           139,608
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $436,057)                                                 455,706
                                                                 ---------------
   TOTAL INVESTMENTS - 98.3%
      (Cost $15,396,396)                                              17,916,356
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 1.7%                                305,391
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    18,221,747
                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investment in Securities **                                $ 17,916,356   $ 17,916,356   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
JULY 31, 2011

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 20.6%
      Chipotle Mexican Grill *                          30,850   $    10,013,293
      Coach                                            177,570        11,463,919
      Deckers Outdoor *                                 77,370         7,678,973
      Dick's Sporting Goods *                          285,620        10,567,940
      Gentex                                           227,405         6,444,658
      LKQ *                                            266,755         6,554,170
      O'Reilly Automotive *                            190,715        11,347,543
      Panera Bread, Cl A *                              92,740        10,693,849
      Tractor Supply                                   172,675        11,382,736
      Urban Outfitters *                               195,350         6,356,689
                                                                 ---------------
                                                                      92,503,770
                                                                 ---------------
   CONSUMER STAPLES - 2.9%
      Church & Dwight                                  204,080         8,232,587
      JM Smucker                                        59,860         4,664,291
                                                                 ---------------
                                                                      12,896,878
                                                                 ---------------
   ENERGY - 10.2%
      CARBO Ceramics                                    45,255         7,062,948
      Concho Resources *                                95,760         8,961,221
      FMC Technologies *                               173,870         7,928,472
      Oil States International *                       113,285         9,142,100
      Range Resources                                  121,840         7,939,094
      Whiting Petroleum *                               85,115         4,987,739
                                                                 ---------------
                                                                      46,021,574
                                                                 ---------------
   FINANCIALS - 5.8%
      Affiliated Managers Group *                       68,825         7,180,512
      East West Bancorp                                290,850         5,398,176
      IntercontinentalExchange *                        62,210         7,670,493
      Signature Bank *                                 100,805         5,963,624
                                                                 ---------------
                                                                      26,212,805
                                                                 ---------------
   HEALTH CARE - 14.7%
      Cerner *                                         189,050        12,569,934
      CR Bard                                           56,475         5,572,953
      DENTSPLY International                           128,955         4,886,105
      IDEXX Laboratories *                             125,135        10,378,697
      Illumina *                                       106,355         6,641,870
      ResMed *                                         255,510         7,739,398
      SXC Health Solutions *                           167,245        10,558,177
      Varian Medical Systems *                         124,230         7,796,675
                                                                 ---------------
                                                                      66,143,809
                                                                 ---------------
   INDUSTRIAL - 22.2%
      AMETEK                                           177,635         7,549,487
      CH Robinson Worldwide                             98,480         7,121,089
      Copart *                                         180,675         7,850,329
      Expeditors International of Washington           202,940         9,684,297
      Fastenal                                         326,485        10,986,220
      Flowserve                                         83,225         8,270,901
      Genesee & Wyoming, Cl A *                        111,345         6,128,429

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      IDEX                                             134,780   $     5,590,674
      IHS, Cl A *                                      123,455         9,097,399
      Lincoln Electric Holdings                        180,520         6,177,394
      Roper Industries                                 128,915        10,523,331
      Stericycle *                                     130,545        10,720,355
                                                                 ---------------
                                                                      99,699,905
                                                                 ---------------
   INFORMATION TECHNOLOGY - 20.8%
      Amphenol, Cl A                                   184,610         9,025,583
      ANSYS *                                          184,445         9,332,917
      Citrix Systems *                                 134,050         9,656,962
      Cognizant Technology Solutions, Cl A *           143,070         9,996,301
      F5 Networks *                                     55,780         5,214,314
      FactSet Research Systems                          90,545         8,338,289
      Fiserv *                                          94,690         5,715,488
      Intuit *                                         213,595         9,974,887
      MICROS Systems *                                 210,395        10,303,043
      Red Hat *                                        119,095         5,011,518
      Riverbed Technology *                            137,360         3,932,617
      Trimble Navigation *                             196,480         6,990,758
                                                                 ---------------
                                                                      93,492,677
                                                                 ---------------
   MATERIALS - 1.6%
      Sigma-Aldrich                                    108,725         7,295,448
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $341,579,232)                                         444,266,866
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                        6,161,591         6,161,591
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,161,591)                                             6,161,591
                                                                 ---------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $347,740,823)                                            450,428,457
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (697,961)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   449,730,496
                                                                 ===============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS

    The accompanying notes are an integral part of the financial statements.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investment in Securities**                                 $450,428,457   $450,428,457   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
JULY 31, 2011

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.3%
      BJ's Restaurants *                                 3,640   $       168,787
      Dick's Sporting Goods *                            6,250           231,250
      Hibbett Sports *                                  14,115           553,873
      JOS A Bank Clothiers *                             6,940           356,091
      LKQ *                                             13,920           342,014
      Monro Muffler Brake                               17,282           618,004
      Panera Bread, Cl A *                               3,265           376,487
      Rentrak *                                          7,635           126,283
      Ulta Salon, Cosmetics & Fragrance *                8,930           562,858
      WMS Industries *                                  10,130           279,284
                                                                 ---------------
                                                                       3,614,931
                                                                 ---------------
   CONSUMER STAPLES - 4.1%
      Diamond Foods                                      8,150           583,458
      Treehouse Foods *                                  7,345           379,296
                                                                 ---------------
                                                                         962,754
                                                                 ---------------
   ENERGY - 8.7%
      Brigham Exploration *                             19,480           619,464
      Dril-Quip *                                        6,395           450,911
      Rosetta Resources *                                9,965           515,888
      SM Energy                                          6,335           477,342
                                                                 ---------------
                                                                       2,063,605
                                                                 ---------------
   FINANCIALS - 2.7%
      Affiliated Managers Group *                        2,465           257,173
      Texas Capital Bancshares *                        13,845           378,384
                                                                 ---------------
                                                                         635,557
                                                                 ---------------
   HEALTH CARE - 20.3%
      Haemonetics *                                      6,050           396,275
      HMS Holdings *                                     7,200           544,320
      IDEXX Laboratories *                               4,225           350,422
      Masimo                                            12,800           355,584
      Medidata Solutions *                              13,895           283,875
      MWI Veterinary Supply *                            6,490           577,999
      Neogen *                                          11,675           482,878
      PAREXEL International *                           15,795           324,271
      Quality Systems                                    5,090           465,022
      SXC Health Solutions *                            10,560           666,653
      Techne                                             4,610           349,392
                                                                 ---------------
                                                                       4,796,691
                                                                 ---------------
   INDUSTRIAL - 18.0%
      Acuity Brands                                      9,360           455,738
      Aerovironment *                                    6,825           196,765
      Allegiant Travel *                                 6,865           295,401
      CIRCOR International                               9,820           424,715
      Donaldson                                          6,815           377,415
      Genesee & Wyoming, Cl A *                         11,040           607,642
      Healthcare Services Group                         21,035           330,039
      Kaydon                                            10,620           378,603
      Marten Transport                                  16,170           332,617

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Middleby *                                         5,330   $       450,278
      RBC Bearings *                                    10,415           395,458
                                                                 ---------------
                                                                       4,244,671
                                                                 ---------------
   INFORMATION TECHNOLOGY - 26.1%
      Acme Packet *                                      8,015           472,244
      Blackboard *                                       9,315           405,761
      Bottomline Technologies *                         19,585           456,135
      Concur Technologies *                              8,640           392,602
      Constant Contact *                                16,170           306,098
      DTS *                                             10,080           349,978
      FactSet Research Systems                           3,935           362,374
      Interactive Intelligence Group *                  16,435           624,694
      Liquidity Services *                              12,700           307,086
      LogMeIn *                                          8,890           316,040
      OpenTable *                                        4,195           297,258
      Pegasystems                                        9,170           370,101
      Riverbed Technology *                             13,060           373,908
      Tyler Technologies *                              19,490           496,800
      Ultimate Software Group *                         11,475           624,011
                                                                 ---------------
                                                                       6,155,090
                                                                 ---------------
   MATERIALS - 2.7%
      Balchem                                           14,747           645,476
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $20,022,434)                                           23,118,775
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.9%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          435,455           435,455
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $435,455)                                                 435,455
                                                                 ---------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $20,457,889)                                              23,554,230
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                 56,817
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    23,611,047
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

    The accompanying notes are an integral part of the financial statements.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities **                               $ 23,554,230   $ 23,554,230   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
JULY 31, 2011

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.9%
--------------------------------------------------------------------------------
   AUSTRALIA - 0.8%
      BHP Billiton                                         20,000   $    910,079
      Challenger Financial Services Group                 200,000      1,074,430
                                                                    ------------
                                                                       1,984,509
                                                                    ------------
   AUSTRIA - 1.9%
      Andritz                                              10,000        972,641
      OMV                                                  25,000        999,008
      Raiffeisen Bank International (A)                    20,000      1,003,966
      Vienna Insurance Group                               15,000        798,560
      Voestalpine                                          20,000      1,038,308
                                                                    ------------
                                                                       4,812,483
                                                                    ------------
   BRAZIL - 1.1%
      Banco do Brasil                                      40,000        675,501
      Companhia de Bebidas das Americas
         (AmBev), ADR (A)                                  15,000        450,300
      Petroleo Brasileiro, ADR                             20,000        679,400
      Vale, SP ADR (A)                                     30,000        973,200
                                                                    ------------
                                                                       2,778,401
                                                                    ------------
   CANADA - 2.2%
      AGF Management, Cl B                                 35,000        636,663
      Barrick Gold                                         17,000        810,456
      Baytex Energy                                        15,000        837,249
      Magna International                                  10,000        487,728
      Royal Bank of Canada                                 12,000        645,560
      SXC Health Solutions *                               16,000      1,012,633
      Talisman Energy                                      30,000        546,339
      Teck Resources, Cl B                                 10,000        495,473
                                                                    ------------
                                                                       5,472,101
                                                                    ------------
   CHINA - 0.9%
      Agile Property Holdings                             500,000        808,340
      China Construction Bank, Cl H                       800,000        644,619
      Tingyi (Cayman Islands) Holding                     250,000        776,263
                                                                    ------------
                                                                       2,229,222
                                                                    ------------
   FRANCE - 5.9%
      Arkema                                               12,000      1,175,101
      AXA                                                  44,311        834,723
      BNP Paribas                                          12,000        783,947
      Cap Gemini                                           12,000        592,723
      Casino Guichard-Perrachon                            12,000      1,096,301
      Christian Dior                                        9,000      1,441,934
      L'Oreal                                               5,000        603,572
      Natixis                                             200,000        913,297
      Sanofi                                               20,000      1,560,191
      Schneider Electric                                    8,000      1,162,744
      Total                                                30,000      1,628,588
      Valeo                                                12,000        739,201
      Veolia Environnement                                 30,000        681,309
      Vinci                                                18,000      1,048,021
      Vivendi                                              25,000        600,087
                                                                    ------------
                                                                      14,861,739
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   GERMANY - 13.6%
      Adidas                                               15,000   $  1,116,260
      Aixtron (A)                                          20,000        539,702
      Allianz                                              18,000      2,355,202
      BASF                                                 30,000      2,725,234
      Bayer                                                40,000      3,214,644
      Bayerische Motoren Werke                             20,000      2,006,494
      Celesio                                              24,000        462,626
      Daimler                                              40,000      2,911,744
      Deutsche Bank                                        30,000      1,660,487
      Deutsche Lufthansa                                   40,000        807,541
      Deutsche Post                                        35,000        619,593
      Deutsche Telekom                                     50,000        778,803
      E.ON                                                 55,000      1,518,952
      Hannover Rueckversicherung                           12,000        624,795
      Henkel AG & Co. KGaA                                 10,000        675,633
      Infineon Technologies                               180,000      1,812,311
      K+S                                                  15,000      1,202,043
      Lanxess                                              20,000      1,613,932
      MAN                                                   8,000        952,266
      Metro                                                10,000        553,711
      Muenchener Rueckversicherungs-
         Gesellschaft                                       7,000      1,036,511
      Rheinmetall                                           8,000        671,437
      RWE                                                  14,000        735,164
      Siemens                                              27,000      3,467,625
                                                                    ------------
                                                                      34,062,710
                                                                    ------------
   HONG KONG - 7.9%
      ASM Pacific Technology                               50,000        549,158
      BOC Hong Kong Holdings                              500,000      1,494,787
      Cathay Pacific Airways                              500,000      1,158,621
      Cheung Kong Holdings                                200,000      3,056,295
      CNOOC                                               400,000        894,050
      Giordano International                            1,500,000      1,143,224
      Great Eagle Holdings                                400,000      1,319,006
      Johnson Electric Holdings                         1,200,000        706,720
      Kerry Properties                                    350,000      1,697,514
      New World Development                               800,000      1,178,380
      Newton Resources *                                    4,762          1,088
      Orient Overseas International                        90,000        512,141
      Power Assets Holdings                               200,000      1,655,172
      Singamas Container Holdings                       1,500,000        519,647
      Sino Land                                           900,000      1,526,608
      SJM Holdings                                        700,000      1,762,181
      Swire Pacific, Cl A                                  50,000        704,411
                                                                    ------------
                                                                      19,879,003
                                                                    ------------
   HUNGARY - 1.0%
      MOL Hungarian Oil and Gas *                           9,000        968,678
      OTP Bank                                             50,000      1,451,952
                                                                    ------------
                                                                       2,420,630
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   IRELAND - 0.6%
      Experian                                             70,000   $    922,081
      Shire                                                20,000        695,644
                                                                    ------------
                                                                       1,617,725
                                                                    ------------
   ITALY - 0.9%
      Azimut Holding SpA                                   80,000        655,229
      Enel SpA                                            120,000        693,163
      Pirelli SpA                                          80,000        832,255
                                                                    ------------
                                                                       2,180,647
                                                                    ------------
   JAPAN - 17.3%
      Aisin Seiki                                          20,000        772,618
      Ajinomoto                                            60,000        743,521
      Asahi Glass                                         100,000      1,159,966
      Asahi Kasei                                         120,000        849,516
      Canon                                                20,000        974,216
      Daito Trust Construction                             10,000        963,824
      Daiwa House Industry                                 70,000        941,092
      Eisai (A)                                            27,000      1,097,746
      Fuji Heavy Industries                               100,000        805,352
      FUJI OIL                                             50,000        763,785
      Fujitsu                                             120,000        707,670
      Hitachi                                             300,000      1,866,597
      Idemitsu Kosan                                        6,500        754,822
      Isuzu Motors                                        150,000        748,198
      Itochu                                              100,000      1,156,069
      Japan Tobacco                                           150        681,951
      JGC                                                  30,000        937,196
      K's Holdings                                         20,000        936,546
      Kao                                                  20,000        566,604
      KDDI                                                    100        743,002
      Komatsu                                              20,000        625,317
      KURARAY                                              50,000        757,290
      Makino Milling Machine                               65,000        641,683
      Miraca Holdings                                      12,000        504,254
      Mitsubishi                                           35,000        937,910
      Mitsui                                               45,000        850,490
      Mizuho Financial Group                              600,000        989,803
      Nippon Telegraph and Telephone                       12,000        592,323
      Nissan Motor                                        100,000      1,067,740
      Nitto Denko                                          13,000        628,174
      Nomura Research Institute                            40,000        954,991
      ORIX                                                  6,000        649,997
      OTSUKA                                               10,000        665,065
      Resona Holdings                                     200,000        992,401
      SANKYU                                              240,000      1,159,706
      Sega Sammy Holdings                                  40,000        860,947
      Sekisui Chemical                                     70,000        648,308
      Softbank                                             20,000        781,971
      Sumitomo                                             60,000        847,957
      Sumitomo Metal Mining                                35,000        621,485
      Sumitomo Mitsui Financial Group                      40,000      1,264,662

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Sumitomo Mitsui Trust Holdings                      279,000   $  1,029,239
      Takeda Pharmaceutical                                20,000        954,731
      TOKIO Marine Holdings                                25,000        738,780
      Tokyo Gas                                           150,000        715,074
      Toshiba                                             200,000      1,039,163
      Toyota Motor                                         22,000        901,604
      YAMADA DENKI                                         13,000      1,038,514
      Yamaha Motor *                                       40,000        775,736
      Zeon                                                100,000      1,088,524
                                                                    ------------
                                                                      43,494,130
                                                                    ------------
   MEXICO - 2.4%
      Alfa, Ser A                                          55,000        805,978
      America Movil, ADR, Ser L                            70,000      1,806,000
      Coca-Cola Femsa, SP ADR                               8,000        770,400
      Corporacion GEO, Ser B *                            350,000        701,056
      Grupo Mexico, Ser B                                 300,000      1,106,728
      Kimberly-Clark de Mexico, Ser A                     125,000        777,436
                                                                    ------------
                                                                       5,967,598
                                                                    ------------
   NETHERLANDS - 0.7%
      Royal Dutch Shell, Cl B                              50,000      1,838,006
                                                                    ------------
   NEW ZEALAND - 1.5%
      Auckland International Airport                      400,000        794,523
      Fletcher Building                                   150,000      1,071,815
      Sky City Entertainment Group                        240,000        776,242
      Telecom                                             530,000      1,222,765
                                                                    ------------
                                                                       3,865,345
                                                                    ------------
   NORWAY - 4.8%
      DnB NOR                                             110,000      1,605,780
      Fred Olsen Energy                                    25,000        969,485
      Statoil                                             150,000      3,708,003
      Storebrand                                           75,000        625,987
      Telenor                                             120,000      2,010,289
      TGS Nopec Geophysical                                60,000      1,759,560
      Yara International                                   25,000      1,432,870
                                                                    ------------
                                                                      12,111,974
                                                                    ------------
   PHILIPPINES - 1.5%
      Aboitiz Power                                     1,000,000        771,239
      DMCI Holdings                                       700,000        747,508
      Metropolitan Bank & Trust                           600,000      1,095,634
      Philippine Long Distance Telephone                   20,000      1,139,060
                                                                    ------------
                                                                       3,753,441
                                                                    ------------
   POLAND - 1.4%
      Eurocash                                             50,000        488,787
      KGHM Polska Miedz                                    10,000        686,098
      PGE Grupa Energetyczna                               70,000        583,920
      Polski Koncern Naftowy Orlen *                       40,000        672,513

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
JULY 31, 2011

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   POLAND - (CONTINUED)
      Powszechna Kasa Oszczednosci
         Bank Polski                                       75,000   $  1,108,396
                                                                    ------------
                                                                       3,539,714
                                                                    ------------
   RUSSIA - 1.2%
      Gazprom, SP ADR *                                    75,000      1,099,500
      Lukoil, SP ADR                                       15,000      1,007,250
      Mechel, SP ADR (A)                                   35,000        870,800
                                                                    ------------
                                                                       2,977,550
                                                                    ------------
   SOUTH KOREA - 5.3%
      Honam Petrochemical                                   4,000      1,639,002
      Hynix Semiconductor                                  50,000      1,150,052
      Hyundai Heavy Industries                              3,000      1,160,960
      Hyundai Motor                                         5,000      1,114,484
      Kia Motors                                           20,000      1,468,273
      Korea Zinc                                            2,000        829,935
      POSCO                                                 1,500        660,865
      Samsung Electronics                                   2,500      2,001,328
      Samsung Engineering                                   6,000      1,479,655
      Shinhan Financial Group                              40,000      1,915,963
                                                                    ------------
                                                                      13,420,517
                                                                    ------------
   SPAIN - 0.9%
      Banco Santander (A)                                  60,000        631,520
      Gas Natural SDG                                      30,000        605,009
      Mapfre (A)                                          133,333        474,944
      Telefonica                                           20,000        446,877
                                                                    ------------
                                                                       2,158,350
                                                                    ------------
   SWITZERLAND - 4.4%
      ABB *                                                60,000      1,446,922
      Clariant *                                           50,000        790,293
      Credit Suisse Group *                                20,000        723,207
      Nestle                                               45,000      2,873,070
      Novartis                                             35,000      2,156,788
      Roche Holding                                         7,000      1,259,386
      Swiss Life Holding *                                  5,000        745,823
      UBS *                                                60,000        999,428
                                                                    ------------
                                                                      10,994,917
                                                                    ------------
   TURKEY - 2.5%
      Akbank                                              200,000        873,709
      Arcelik                                             150,000        685,471
      Emlak Konut Gayrimenkul
         Yatirim Ortakligi, REIT                          350,000        534,525
      Tupras Turkiye Petrol Rafinerileri                   30,000        729,867
      Turk Hava Yollari Anonim Ortakligi *                274,285        511,438
      Turk Telekomunikasyon                               200,000        852,399
      Turkiye Halk Bankasi                                120,000        841,744
      Turkiye Is Bankasi, Cl C                            450,000      1,291,917
                                                                    ------------
                                                                       6,321,070
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UNITED KINGDOM - 17.2%
      Admiral Group                                        30,000   $    762,779
      AMEC                                                 40,000        692,032
      Anglo American                                       20,000        952,037
      AstraZeneca                                          38,085      1,858,552
      Barclays                                            300,000      1,098,125
      BHP Billiton                                         35,000      1,305,850
      BP                                                  350,000      2,648,468
      British American Tobacco                             47,170      2,183,825
      Britvic                                             120,000        691,179
      BT Group                                            400,000      1,319,720
      Burberry Group                                       30,000        735,695
      Compass Group                                       110,000      1,037,310
      Croda International                                  60,000      1,877,154
      Drax Group                                          100,000        878,172
      GlaxoSmithKline                                     100,000      2,238,928
      HSBC Holdings                                       168,000      1,639,408
      IMI                                                  40,000        689,406
      Imperial Tobacco Group                               30,000      1,042,480
      Inmarsat                                             80,000        709,103
      Investec                                            100,000        789,042
      John Wood Group                                      77,777        853,451
      Kazakhmys                                            35,000        774,433
      Old Mutual                                          600,000      1,251,764
      Petrofac                                             90,000      2,069,696
      Reckitt Benckiser Group                              18,000      1,021,404
      Rentokil Initial *                                  600,000        904,107
      Rio Tinto                                            25,000      1,764,551
      Rolls-Royce Holdings *                               70,000        749,729
      SABMiller                                            25,000        937,674
      Sage Group                                          150,000        675,618
      Standard Chartered                                   70,000      1,790,158
      Tesco                                               150,000        944,117
      Unilever                                             60,000      1,918,519
      Vodafone Group                                      300,000        846,985
      WH Smith                                            120,000        999,639
      WPP Group                                            60,000        683,989
                                                                    ------------
                                                                      43,335,099
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $206,232,217)
                                                                     246,076,881
                                                                    ------------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.4%
--------------------------------------------------------------------------------
   GERMANY - 0.4%
      Volkswagen                                            5,000      1,001,882
                                                                    ------------
      TOTAL PREFERRED STOCK
         (Cost $865,585)
                                                                       1,001,882
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           4,930,261   $  4,930,261
      Invesco AIM Government & Agency
         Portfolio (B)                                  1,393,349      1,393,349
      RBC U.S. Government Money
         Market (B)                                     1,285,850      1,285,850
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $7,609,460)                                             7,609,460
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 1.2%
--------------------------------------------------------------------------------
     BNP Paribas (B)
         0.210%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $1,000,018
         (collateralized by a corporate
         obligation, par value $1,031,153,
         3.750%, 01/15/16, total market
         value $1,050,001)                            $ 1,000,000      1,000,000
      HSBC Securities (B)
         0.260%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $1,000,022
         (collateralized by a corporate
         obligation, par value $1,045,000,
         1.375%, 05/20/14, total market
         value $1,055,017)                              1,000,000      1,000,000
      JP Morgan Chase (B)
         0.220%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $1,000,018
         (collateralized by various
         corporate obligations,
         ranging in par value from
         $455,000 - $520,000,
         3.625% - 5.500%,
         09/17/12 - 03/15/16, total
         market value $1,052,969)                       1,000,000      1,000,000
                                                                    ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $3,000,000)
                                                                       3,000,000
                                                                    ------------
   TOTAL INVESTMENTS - 102.5%
      (Cost $217,707,262)
                                                                     257,688,223
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (2.5)%
                                                                      (6,343,428)
                                                                    ------------
   NET ASSETS - 100.0%                                              $251,344,795
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2011 IS $5,415,122.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
REIT   - REAL ESTATE INVESTMENT TRUST
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2011 WERE AS FOLLOWS:

                             PRINCIPAL
CONTRACTS                      AMOUNT                                  NET
TO BUY OR                    COVERED BY                COUNTER-     UNREALIZED
TO SELL           CURRENCY    CONTRACTS   EXPIRATION    PARTY     DEPRECIATION**
--------------------------------------------------------------------------------
  Buy                MXN      3,794,542      08/11       BBH      $       (2,288)
                                                                  ==============

      ** The primary risk exposure is foreign exchange contracts.

BBH    - BROWN BROTHERS HARRIMAN & CO.
MXN    - MEXICAN PESO

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS

JULY 31, 2011

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                 LEVEL 2       LEVEL 3
                                                 TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                  VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                  07/31/11         PRICE          INPUTS        INPUTS
                                               -------------   -------------   -----------   ------------
Assets:
      Common Stock ***                         $ 246,076,881   $ 246,076,881   $        --   $         --
      Preferred Stock                              1,001,882       1,001,882            --             --
      Registered Investment Companies              7,609,460       7,609,460            --             --
      Repurchase Agreements                        3,000,000              --     3,000,000             --
Liabilities:
   Derivatives (1)
         Foreign Exchange Contracts                   (2,288)             --        (2,288)            --
                                               -------------   -------------   -----------   ------------
Total:                                         $ 257,685,935   $ 254,688,223   $ 2,997,712   $         --
                                               =============   =============   ===========   ============

***   See schedule of investments detail for country breakout.

(1)   Investments in derivatives include open foreign currency contracts.

        The accompanying notes are an integral part of the financial statements.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.8%
      Dick's Sporting Goods *                           28,365      $  1,049,505
      Hasbro                                            19,010           752,036
      Las Vegas Sands *                                 33,057         1,559,629
      PetSmart                                          20,805           895,031
      Sally Beauty Holdings *                           64,240         1,104,928
      Starwood Hotels & Resorts Worldwide               25,208         1,385,432
      Walt Disney                                       21,395           826,275
      Yum! Brands                                       17,240           910,617
                                                                    ------------
                                                                       8,483,453
                                                                    ------------
   CONSUMER STAPLES - 10.4%
      Anheuser-Busch InBev NV, SP ADR                   22,327         1,285,589
      Coca-Cola                                         39,382         2,678,370
      Mead Johnson Nutrition                             8,380           598,081
      Philip Morris International                       40,389         2,874,485
      Procter & Gamble                                  12,450           765,551
                                                                    ------------
                                                                       8,202,076
                                                                    ------------
   ENERGY - 11.2%
      BG Group PLC, SP ADR                              12,632         1,498,155
      EOG Resources                                      5,560           567,120
      ExxonMobil                                        19,955         1,592,209
      Occidental Petroleum                              19,770         1,941,019
      QEP Resources                                     14,913           653,637
      Schlumberger                                      27,872         2,518,793
                                                                    ------------
                                                                       8,770,933
                                                                    ------------
   FINANCIALS - 1.0%
      JPMorgan Chase                                    20,206           817,333
                                                                    ------------
   HEALTH CARE - 9.2%
      DaVita *                                          13,455         1,124,031
      Fresenius Medical Care, ADR                        8,280           637,063
      Gilead Sciences *                                 23,335           988,471
      Johnson & Johnson                                 16,670         1,080,049
      Merck                                             16,855           575,261
      Mylan *                                           43,625           993,778
      UnitedHealth Group                                36,235         1,798,343
                                                                    ------------
                                                                       7,196,996
                                                                    ------------
   INDUSTRIAL - 15.6%
      3M                                                20,096         1,751,165
      Danaher                                           51,726         2,540,264
      Donaldson                                         28,824         1,596,273
      Emerson Electric                                  10,722           526,343
      Expeditors International of
         Washington                                     38,851         1,853,970
      Rockwell Collins                                  21,369         1,177,218
      Stericycle *                                      17,519         1,438,660
      United Parcel Service, Cl B                       20,045         1,387,515
                                                                    ------------
                                                                      12,271,408
                                                                    ------------

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 30.7%
      Accenture, Cl A ++                                12,265      $    725,352
      Analog Devices                                    29,674         1,020,786
      Apple *                                           14,257         5,567,073
      ARM Holdings PLC, SP ADR                          57,250         1,648,228
      Autodesk *                                        23,244           799,594
      Broadcom, Cl A *                                  24,755           917,668
      EMC *                                             75,408         1,966,641
      Google, Cl A *                                     6,446         3,891,386
      NetApp *                                          27,750         1,318,680
      Oracle                                           100,081         3,060,477
      Qualcomm                                          36,897         2,021,218
      Riverbed Technology *                             26,560           760,413
      Taleo *                                           12,865           425,832
                                                                    ------------
                                                                      24,123,348
                                                                    ------------
   MATERIALS - 7.8%
      Ecolab                                            42,765         2,138,250
      Praxair                                           28,041         2,906,168
      Weyerhaeuser, REIT                                53,665         1,072,762
                                                                    ------------
                                                                       6,117,180
                                                                    ------------
   UTILITIES - 1.4%
      ITC Holdings                                       8,942           628,264
      Wisconsin Energy                                  16,134           494,506
                                                                    ------------
                                                                       1,122,770
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $59,348,162)                                           77,105,497
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          741,952           741,952
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $741,952)                                                 741,952
                                                                    ------------
   TOTAL INVESTMENTS - 99.1%
      (Cost $60,090,114)                                              77,847,449
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.9%                                722,602
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 78,570,051
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
JULY 31, 2011

LARGE CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities **                               $ 77,847,449   $ 77,847,449   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.2%
      Autoliv ++                                        13,000      $    860,080
      Cooper Tire & Rubber                              57,900           976,194
      H&R Block                                         47,850           715,836
      Office Depot *                                   193,000           729,540
      Pulte Group *                                     85,900           590,133
      Time Warner Cable                                 24,900         1,825,419
      Viacom, Cl B                                      26,250         1,271,025
      Visteon *                                         15,000           940,500
                                                                    ------------
                                                                       7,908,727
                                                                    ------------
   CONSUMER STAPLES - 11.9%
      Altria Group                                      65,400         1,720,020
      Archer-Daniels-Midland                            23,750           721,525
      Carrefour SA (France)                             47,800         1,414,892
      CVS Caremark                                      62,450         2,270,057
      Distribuidora Internacional de
         Alimentacion SA (Spain) *                      50,000           211,943
      Heineken, ADR                                     65,100         1,928,913
      Kraft Foods, Cl A                                 61,000         2,097,180
      Unilever NV ++                                    32,200         1,045,856
                                                                    ------------
                                                                      11,410,386
                                                                    ------------
   ENERGY - 14.0%
      Apache                                            21,400         2,647,608
      BP PLC, SP ADR                                    65,400         2,971,776
      Chevron                                           34,150         3,552,283
      CONSOL Energy                                     28,800         1,543,680
      Ensco PLC, SP ADR                                 14,439           768,877
      Williams                                          63,450         2,011,365
                                                                    ------------
                                                                      13,495,589
                                                                    ------------
   FINANCIALS - 22.1%
      ACE ++                                            36,100         2,417,978
      Bank of America                                  328,000         3,184,880
      Berkshire Hathaway, Cl B *                        41,700         3,092,889
      CIT Group *                                       53,000         2,106,220
      Citigroup                                         79,500         3,048,030
      JPMorgan Chase                                   109,300         4,421,185
      MetLife                                           57,100         2,353,091
      MGIC Investment *                                159,000           632,820
                                                                    ------------
                                                                      21,257,093
                                                                    ------------
   HEALTH CARE - 10.8%
      Merck                                             83,950         2,865,213
      Pfizer                                           210,350         4,047,134
      Teva Pharmaceutical Industries,
         SP ADR                                         26,850         1,252,284
      WellPoint                                         32,200         2,175,110
                                                                    ------------
                                                                      10,339,741
                                                                    ------------
   INDUSTRIAL - 11.4%
      Avis Budget Group *                               47,850           723,013
      Harsco                                            32,200           882,602

--------------------------------------------------------------------------------
Description                                         Shares/Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Honeywell International                           41,500      $  2,203,650
      Jardine Matheson Holdings, ADR                    24,400         1,390,800
      Northrop Grumman                                  19,150         1,158,766
      Schindler Holding AG, COP
         (Switzerland)                                  11,700         1,381,018
      Siemens AG, SP ADR                                16,600         2,113,014
      Tyco International ++                             25,850         1,144,897
                                                                    ------------
                                                                      10,997,760
                                                                    ------------
   INFORMATION TECHNOLOGY - 12.2%
      CA                                                68,350         1,524,205
      Hewlett-Packard                                   52,850         1,858,206
      Hitachi, ADR                                      20,950         1,296,177
      Microsoft                                        125,000         3,425,000
      Texas Instruments                                 85,400         2,540,650
      Western Union                                     54,250         1,052,993
                                                                    ------------
                                                                      11,697,231
                                                                    ------------
   MATERIALS - 4.6%
      Anglo American PLC, ADR                           59,400         1,404,216
      Crown Holdings *                                  29,300         1,125,413
      Vulcan Materials                                  26,000           891,540
      Weyerhaeuser, REIT                                48,200           963,518
                                                                    ------------
                                                                       4,384,687
                                                                    ------------
   TELECOMMUNICATION SERVICES - 3.3%
      Sprint Nextel *                                  248,450         1,050,944
      Vodafone Group PLC, SP ADR                        75,250         2,114,525
                                                                    ------------
                                                                       3,165,469
                                                                    ------------
   UTILITIES - 1.2%
      Questar                                           63,250         1,165,697
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $94,814,071)                                           95,822,380
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $223,206
         (collateralized by a U.S.
         Treasury Note obligation,
         par value $220,000, 2.750%,
         10/31/13, total market value
         $233,167)                                  $  223,203           223,203
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $223,203)                                                 223,203
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $95,037,274)                                              96,045,583
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 55,135
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 96,100,718
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 81

SCHEDULE OF INVESTMENTS
JULY 31, 2011

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS          INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock**                                          $ 95,822,380   $ 95,822,380   $         --   $         --
   Repurchase Agreement                                         223,203             --        223,203             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 96,045,583   $ 95,822,380   $    223,203   $         --
                                                           ============   ============   ============   ============

**    See schedule of investments detail for industry type breakout.

        The accompanying notes are an integral part of the financial statements.

82 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.4%+
--------------------------------------------------------------------------------
   HEALTH CARE - 18.2%
      Agilent Technologies *                            50,740   $     2,139,199
      Amgen                                             50,740         2,775,478
      AstraZeneca PLC, SP ADR                           50,740         2,461,397
      Biogen Idec *                                     50,740         5,168,884
      Boston Scientific *                               50,740           363,299
      Bristol-Myers Squibb                              50,740         1,454,209
      CONMED *                                          50,740         1,319,240
      Gilead Sciences *                                 50,740         2,149,346
      Kinetic Concepts *                                50,740         3,396,536
      Life Technologies *                               50,740         2,284,822
      Medtronic                                         50,740         1,829,177
      Novartis AG, ADR                                  50,740         3,105,288
      St. Jude Medical                                  50,740         2,359,410
      Thermo Fisher Scientific *                        50,740         3,048,967
      Valeant Pharmaceuticals
         International * ++                             50,740         2,792,222
      ViroPharma *                                      50,740           917,379
                                                                 ---------------
                                                                      37,564,853
                                                                 ---------------
   INDUSTRIAL - 5.3%
      Goodrich                                          50,740         4,827,404
      Lockheed Martin                                   50,740         3,842,540
      Raytheon                                          50,740         2,269,600
                                                                 ---------------
                                                                      10,939,544
                                                                 ---------------
   INFORMATION TECHNOLOGY - 75.2%
      Adobe Systems *                                   50,740         1,406,513
      Altera                                            50,740         2,074,251
      Amdocs * ++                                       50,740         1,599,832
      Amphenol, Cl A                                    50,740         2,480,679
      Analog Devices                                    50,740         1,745,456
      Apple *                                           50,740        19,812,955
      Applied Materials                                 50,740           625,117
      Arris Group *                                     50,740           608,880
      Autodesk *                                        50,740         1,745,456
      Automatic Data Processing                         50,740         2,612,603
      BMC Software *                                    50,740         2,192,983
      Broadcom, Cl A *                                  50,740         1,880,932
      CA                                                50,740         1,131,502
      Check Point Software Technologies * ++            50,740         2,925,161
      Ciena *                                           50,740           784,440
      Cisco Systems                                     50,740           810,318
      Citrix Systems *                                  50,740         3,655,310
      Computer Sciences                                 50,740         1,790,107
      Compuware *                                       50,740           490,148
      Comtech Telecommunications                        50,740         1,367,443
      Corning                                           50,740           807,274
      Cypress Semiconductor *                           50,740         1,044,229
      Dell *                                            50,740           824,018
      Digital River *                                   50,740         1,293,870
      DST Systems                                       50,740         2,597,381
      eBay *                                            50,740         1,661,735

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      EMC *                                             50,740   $     1,323,299
      Emulex *                                          50,740           428,753
      F5 Networks *                                     50,740         4,743,175
      Harmonic *                                        50,740           275,518
      Harris                                            50,740         2,023,004
      Hewlett-Packard                                   50,740         1,784,018
      Intel                                             50,740         1,133,024
      InterDigital                                      50,740         3,463,005
      International Business Machines                   50,740         9,227,069
      Intuit *                                          50,740         2,369,558
      Ixia *                                            50,740           507,400
      j2 Global Communications *                        50,740         1,356,788
      JDS Uniphase *                                    50,740           667,231
      Juniper Networks *                                50,740         1,186,809
      KLA-Tencor                                        50,740         2,020,467
      Lam Research *                                    50,740         2,074,251
      Linear Technology                                 50,740         1,486,682
      LSI *                                             50,740           373,446
      MEMC Electronic Materials *                       50,740           376,491
      Microsoft                                         50,740         1,390,276
      Motorola Solutions *                              50,739         2,277,674
      NetApp *                                          50,740         2,411,165
      Nokia, SP ADR                                     50,740           294,292
      Novellus Systems *                                50,740         1,574,970
      NVIDIA *                                          50,740           701,734
      Open Text * ++                                    50,740         3,427,994
      Oracle                                            50,740         1,551,629
      Parametric Technology *                           50,740         1,054,885
      Polycom *                                         50,740         1,371,502
      Progress Software *                               50,740         1,222,834
      QLogic *                                          50,740           769,726
      QUALCOMM                                          50,740         2,779,537
      RealNetworks *                                    50,740           171,501
      Red Hat *                                         50,740         2,135,139
      Salesforce.com *                                  50,740         7,342,585
      SanDisk *                                         50,740         2,157,972
      SAP, SP ADR                                       50,740         3,166,683
      Seagate Technology ++                             50,740           704,779
      Standard Microsystems *                           50,740         1,200,508
      Symantec *                                        50,740           967,104
      Synopsys *                                        50,740         1,216,238
      Tellabs                                           50,740           210,064
      Teradata *                                        50,740         2,788,670
      Teradyne *                                        50,740           684,483
      Tessera Technologies *                            50,740           797,125
      Texas Instruments                                 50,740         1,509,515
      VASCO Data Security International *               50,740           491,163
      VeriSign *                                        50,740         1,583,595
      VMware, Cl A *                                    50,740         5,091,252
      Websense *                                        50,740         1,150,783
      Western Digital *                                 50,740         1,748,500
      Xerox Corp                                        50,740           473,404

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 83

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xilinx                                            50,740   $     1,628,754
      Yahoo! *                                          50,740           664,694
                                                                 ---------------
                                                                     155,501,310
                                                                 ---------------

   TELECOMMUNICATION SERVICES - 0.7%
      Telephone and Data Systems                        50,740         1,438,986
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $130,431,896)                                         205,444,693
                                                                 ---------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $130,431,896)                                            205,444,693
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                              1,326,011
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   206,770,704
                                                                 ===============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2011 IS AS FOLLOWS:

LONG FUTURES            NUMBER OF      EXPIRATION      COUNTER-     UNREALIZED
OUTSTANDING             CONTRACTS         DATE           PARTY    DEPRECIATION**
--------------------------------------------------------------------------------
NASDAQ 100 E-MINI           35       SEPTEMBER 2011       MCQ       $(25,355)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

MCQ   - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUARIE GROUP LTD.

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                     07/31/11        PRICE           INPUTS        INPUTS
                                  -------------   -------------   -----------   ------------
Assets:
   Investments in Securities***   $ 205,444,693   $ 205,444,693   $        --   $         --
Liabilities:
   Derivatives (1)
      Equity Contracts                  (25,355)        (25,355)           --             --
                                  -------------   -------------   -----------   ------------
Total:                            $ 205,419,338   $ 205,419,338   $        --   $         --
                                  =============   =============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include open futures contracts.

        The accompanying notes are an integral part of the financial statements.

84 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.4%
      AFC Enterprises *                                 25,000   $       386,250
      Ameristar Casinos                                 30,000           666,000
      Bebe Stores                                       43,000           318,630
      Biglari Holdings *                                   200            73,634
      Body Central *                                     3,300            70,917
      Columbia Sportswear                                7,900           453,460
      Dillard's, Cl A                                    6,000           337,560
      Harte-Hanks                                       14,400           117,648
      HOT Topic                                         18,300           136,701
      Movado Group                                       8,400           135,912
      Red Robin Gourmet Burgers *                        4,100           141,122
      Select Comfort *                                  10,500           176,610
      Smith & Wesson Holding *                          18,500            62,160
      Sonic *                                           15,900           170,130
      Sotheby's                                          1,600            67,760
      Stein Mart                                        14,300           135,850
                                                                 ---------------
                                                                       3,450,344
                                                                 ---------------
   CONSUMER STAPLES - 2.9%
      Casey's General Stores                            13,000           585,000
      Imperial Sugar                                     4,300            99,244
      Revlon, Cl A *                                     4,800            80,832
      USANA Health Sciences *                            2,100            57,435
                                                                 ---------------
                                                                         822,511
                                                                 ---------------
   ENERGY - 7.7%
      Alon USA Energy                                    9,800           119,168
      Basic Energy Services *                            4,300           139,277
      Complete Production Services *                     3,400           132,192
      Goodrich Petroleum *                              21,000           416,430
      Helix Energy Solutions Group *                    16,800           328,944
      Hercules Offshore *                               10,500            49,350
      ION Geophysical *                                 16,800           170,352
      OYO Geospace *                                     2,700           273,861
      Patriot Coal *                                     3,100            58,621
      Stone Energy *                                     4,600           149,316
      Western Refining *                                15,600           318,708
                                                                 ---------------
                                                                       2,156,219
                                                                 ---------------
   FINANCIALS - 18.4%
      Cedar Shopping Centers REIT                       22,000           109,120
      Cohen & Steers                                     5,800           229,274
      Colonial Properties Trust REIT                     9,700           209,035
      Cousins Properties REIT                           11,650            99,141
      Extra Space Storage REIT                          35,200           748,352
      First Cash Financial Services *                    2,300            99,521
      Flagstone Reinsurance Holdings ++                 17,900           159,489
      Hilltop Holdings *                                32,900           287,875
      ICG Group *                                       30,300           334,815
      Infinity Property & Casualty                       2,300           116,541
      Intl FCStone *                                     3,100            71,238
      Investors Bancorp *                                6,400            88,576

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Nelnet, Cl A                                       6,900   $       139,104
      Pinnacle Financial Partners *                      7,000           106,750
      Piper Jaffray *                                    4,400           129,712
      Platinum Underwriters Holdings ++                  2,400            82,440
      Sabra Health Care REIT                            16,300           234,883
      Sovran Self Storage REIT                          11,900           482,545
      Summit Hotel Properties                            7,100            80,088
      Sunstone Hotel Investors REIT *                   35,000           311,850
      Trustmark                                          9,600           209,184
      United Bankshares                                  3,400            81,124
      Webster Financial                                 24,700           504,374
      Westamerica Bancorporation                         4,400           206,492
                                                                 ---------------
                                                                       5,121,523
                                                                 ---------------
   HEALTH CARE - 14.0%
      Accuray *                                         15,000           103,500
      Alnylam Pharmaceuticals *                         10,700           100,366
      AMAG Pharmaceuticals *                            13,900           205,859
      CardioNet *                                       36,100           181,944
      Complete Genomics *                                4,700            58,233
      Computer Programs & Systems                        4,700           344,980
      CONMED *                                           2,500            65,000
      Cyberonics *                                       6,600           179,124
      InterMune *                                        5,900           196,942
      Jazz Pharmaceuticals *                             4,700           190,209
      Ligand Pharmaceuticals, Cl B *                     7,500           102,150
      Magellan Health Services *                         1,700            88,570
      Medicis Pharmaceutical, Cl A                       7,500           278,850
      Medidata Solutions *                               2,200            44,946
      Medivation *                                       2,400            50,928
      Molina Healthcare *                                2,700            61,155
      NuPathe *                                         13,000            89,700
      Osiris Therapeutics *                             14,100           100,815
      Par Pharmaceutical *                               5,900           191,101
      Sirona Dental Systems *                            6,300           318,654
      Spectrum Pharmaceuticals *                        28,000           296,800
      Sun Healthcare Group *                             8,000            56,000
      Team Health Holdings *                             3,200            70,432
      Transcept Pharmaceuticals *                        8,200            33,292
      WellCare Health Plans *                            6,700           293,795
      XenoPort *                                        29,900           211,991
                                                                 ---------------
                                                                       3,915,336
                                                                 ---------------
   INDUSTRIAL - 14.1%
      AAR                                                5,800           170,172
      Aerovironment *                                    2,300            66,309
      Alaska Air Group *                                 4,600           281,152
      Amerco *                                             800            72,112
      American Science & Engineering                     6,500           527,345
      AO Smith                                           2,250            93,308
      Applied Industrial Technologies                    5,400           172,368
      Atlas Air Worldwide Holdings *                     3,600           188,604

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 85

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Blount International *                            10,100   $       167,963
      Cascade                                            2,700           134,973
      CDI                                                7,200            93,312
      Ceradyne *                                         2,400            77,784
      Douglas Dynamics *                                14,100           214,179
      Dycom Industries *                                25,900           441,336
      Encore Wire                                        3,600            79,236
      GeoEye *                                           1,500            59,940
      Insperity                                          5,400           157,788
      Knoll                                              7,600           138,700
      Korn/Ferry International *                         9,300           200,322
      Layne Christensen *                                3,300            96,723
      LSI Industries                                     7,300            60,736
      NCI Building Systems *                             9,700           109,513
      RSC Holdings *                                     8,300            99,102
      Sauer-Danfoss *                                    2,900           137,750
      Sykes Enterprises *                                5,500           106,150
                                                                 ---------------
                                                                       3,946,877
                                                                 ---------------
   INFORMATION TECHNOLOGY - 20.0%
      Acxiom *                                           8,400           115,416
      Anaren *                                           7,700           154,077
      Aspen Technology *                                24,200           375,100
      ATMI *                                             9,300           173,445
      Aviat Networks *                                  12,500            48,375
      Benchmark Electronics *                           26,100           382,365
      Blackbaud                                          2,700            68,580
      BroadSoft *                                        3,400            99,314
      Cognex                                             5,700           193,515
      Comtech Telecommunications                         2,300            61,985
      Diodes *                                           7,100           167,205
      Electro Rent                                       5,000            80,800
      FEI *                                              1,900            62,776
      Formfactor *                                       7,500            68,925
      Interactive Intelligence Group *                   2,700           102,627
      IntraLinks Holdings *                              4,800            73,344
      Kulicke & Soffa Industries *                      21,200           195,040
      Manhattan Associates *                            16,100           600,530
      MicroStrategy, Cl A *                              1,400           223,118
      Monolithic Power Systems *                        13,000           175,370
      Netgear *                                          1,600            52,656
      OmniVision Technologies *                          2,700            78,948
      Oplink Communications *                            3,100            52,328
      Opnext *                                          29,000            54,810
      QLIK Technologies *                                4,400           133,364
      RealNetworks                                      36,300           122,694
      Riverbed Technology *                              2,300            65,849
      S1 *                                               8,700            81,780
      Silicon Graphics International *                   5,000            71,350
      Silicon Image *                                    8,400            48,132
      Stamps.com                                         2,900            48,575

--------------------------------------------------------------------------------
Description                                         Shares/Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Syntel                                             7,600   $       417,772
      TeleNav *                                          4,200            42,126
      TeleTech Holdings *                               20,800           411,632
      TIBCO Software *                                  14,800           385,392
      VeriFone Systems *                                 2,600           102,362
                                                                 ---------------
                                                                       5,591,677
                                                                 ---------------
   MATERIALS - 5.4%
      AEP Industries *                                   2,500            67,700
      Century Aluminum *                                 7,000            91,140
      Coeur d'Alene Mines *                              2,500            68,225
      Domtar ++                                          2,400           191,880
      Headwaters *                                      27,400            62,746
      Hecla Mining *                                     9,000            69,930
      Innospec *                                         6,300           202,356
      LSB Industries *                                   7,300           290,102
      Metals USA Holdings *                              4,600            70,748
      Minerals Technologies                              2,200           142,516
      Noranda Aluminum Holding *                         7,800           108,264
      Rockwood Holdings *                                2,400           145,128
                                                                 ---------------
                                                                       1,510,735
                                                                 ---------------
   TELECOMMUNICATION SERVICES - 1.0%
      Consolidated Communications
         Holdings                                       10,000           180,200
      Neutral Tandem *                                   1,600            24,528
      Vonage Holdings *                                 15,300            61,353
                                                                 ---------------
                                                                         266,081
                                                                 ---------------
   UTILITIES - 1.5%
      NorthWestern                                       2,700            86,454
      Portland General Electric                         13,000           322,140
                                                                 ---------------
                                                                         408,594
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $22,280,650)                                           27,189,897
                                                                 ---------------

--------------------------------------------------------------------------------
      REPURCHASE AGREEMENT - 1.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $461,947
         (collateralized by a U.S.
         Treasury Note obligation,
         par value $450,000, 2.75%,
         10/31/13, total market value
         $476,933)                                   $ 461,942           461,942
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $461,942)                                                 461,942
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.

86 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.1%
      (Cost $22,742,592)                                         $    27,651,839
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.9%                                237,466
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    27,889,305
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2011 IS AS FOLLOWS:

LONG FUTURES            NUMBER OF      EXPIRATION      COUNTER-     UNREALIZED
OUTSTANDING             CONTRACTS         DATE          PARTY    DEPRECIATION**
--------------------------------------------------------------------------------
RUSSELL 2000
   MINI INDEX FUTURES      15         SEPTEMBER 2011     GSC     $         (384)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC   - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                     07/31/11        PRICE           INPUTS        INPUTS
                                  -------------   -------------   -----------   ------------
Assets:
   Common Stock***                $  27,189,897   $  27,189,897   $        --   $         --
   Repurchase Agreement                 461,942              --       461,942             --
Liabilities:
   Derivatives (1)
      Equity Contracts                     (384)           (384)           --             --
                                  -------------   -------------   -----------   ------------
Total:                            $  27,651,455   $  27,189,513   $   461,942   $         --
                                  =============   =============   ===========   ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 87

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.6%
      American Greetings, Cl A                          26,400   $       585,288
      Arctic Cat *                                      25,300           416,944
      Blyth                                              4,600           290,996
      Bob Evans Farms                                   15,000           518,100
      Career Education *                                 9,300           211,017
      Cooper Tire & Rubber                              19,100           322,026
      Journal Communications, Cl A *                    70,900           351,664
      RadioShack                                        22,600           314,592
      Rent-A-Center                                     16,000           432,800
      Ruby Tuesday *                                    39,600           359,964
      Scholastic                                        21,500           617,480
      Sinclair Broadcast Group, Cl A                    32,400           321,084
      Stage Stores                                      29,900           532,220
                                                                 ---------------
                                                                       5,274,175
                                                                 ---------------
   CONSUMER STAPLES - 4.7%
      Cal-Maine Foods                                    7,900           267,099
      Chiquita Brands International *                   23,900           282,976
      Corn Products International                       11,000           559,790
      Fresh Del Monte Produce                           25,600           627,456
      Nash Finch                                         6,200           221,960
      Universal                                         10,100           370,872
                                                                 ---------------
                                                                       2,330,153
                                                                 ---------------
   ENERGY - 4.7%
      Green Plains Renewable Energy *                   37,900           415,005
      Tesoro *                                          24,600           597,534
      USEC *                                            97,000           330,770
      VAALCO Energy *                                   61,100           406,926
      W&T Offshore                                      22,900           620,590
                                                                 ---------------
                                                                       2,370,825
                                                                 ---------------
   FINANCIALS - 35.1%
      Alterra Capital Holdings ++                       20,000           435,800
      American Equity Investment
         Life Holding                                   41,200           489,044
      Anworth Mortgage Asset REIT                       40,200           278,586
      Ashford Hospitality Trust REIT                    49,400           538,460
      Banco Latinoamericano de Comercio
         Exterior SA, Cl E ++                           27,500           486,475
      Calamos Asset Management, Cl A                    22,000           299,640
      Camden National                                   11,554           369,381
      Capstead Mortgage REIT                            45,500           575,120
      CBL & Associates Properties REIT                  33,400           593,184
      CNO Financial Group *                             76,600           563,010
      CommonWealth REIT                                 25,700           607,034
      Dime Community Bancshares                         27,200           382,160
      Dynex Capital REIT                                21,100           192,010
      Encore Capital Group *                             9,100           248,885
      F.N.B.                                            21,400           214,000
      First Bancorp                                     38,629           380,495
      First Bancorp/Puerto Rico *                        3,606            15,866

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      First Financial Holdings                          11,000   $        91,410
      Flushing Financial                                35,800           441,056
      GFI Group                                         53,200           241,528
      Horace Mann Educators                             33,800           492,128
      Hospitality Properties Trust REIT                 24,000           606,000
      Huntington Bancshares                             55,900           337,916
      Independent Bank *                                 4,967            10,828
      Infinity Property & Casualty                       9,470           479,845
      Integra Bank * (A)                                51,000             3,264
      International Bancshares                          35,200           592,064
      Lakeland Bancorp                                  18,745           186,513
      MFA Financial REIT                                69,000           516,810
      Montpelier Re Holdings ++                         19,895           343,388
      Nelnet, Cl A                                      29,400           592,704
      One Liberty Properties REIT                       24,400           377,224
      Oriental Financial Group                          42,100           522,882
      Parkway Properties REIT                           21,500           379,045
      Pennantpark Investment                            33,896           359,976
      Presidential Life                                 28,351           322,067
      Protective Life                                   21,100           448,586
      Rait Financial Trust REIT                         12,733            70,796
      Republic Bancorp, Cl A                            20,218           366,148
      Safety Insurance Group                             9,200           373,520
      Selective Insurance Group                         23,500           385,165
      Sierra Bancorp                                    18,000           207,360
      StanCorp Financial Group                          13,600           452,336
      Validus Holdings ++                               13,500           358,965
      Walter Investment Management REIT                 24,100           582,979
      Washington Trust Bancorp                          11,300           257,414
      WesBanco                                          23,200           476,760
                                                                 ---------------
                                                                      17,545,827
                                                                 ---------------
   HEALTH CARE - 6.2%
      Endo Pharmaceuticals Holdings *                   14,300           532,675
      Kindred Healthcare *                              23,400           440,856
      Lumenis * ++                                          13                --
      Magellan Health Services *                        12,500           651,250
      Par Pharmaceutical *                              18,100           586,259
      PDL BioPharma                                     56,000           346,640
      PharMerica *                                      16,600           211,982
      Skilled Healthcare Group, Cl A *                  18,400           161,920
      Sun Healthcare Group *                            22,000           154,000
                                                                 ---------------
                                                                       3,085,582
                                                                 ---------------
   INDUSTRIAL - 11.8%
      AAR                                               20,600           604,404
      Alaska Air Group *                                10,400           635,648
      Ampco-Pittsburgh                                  16,500           429,825
      Deluxe                                            24,800           583,792
      Ennis                                             23,600           413,944
      EnPro Industries *                                 4,900           226,576
      Mueller Industries                                 4,800           180,144

        The accompanying notes are an integral part of the financial statements.

88 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      NACCO Industries, Cl A                             5,400   $       490,752
      NN *                                              15,100           177,878
      PAM Transportation Services * (A)                 43,452           421,484
      Ryder System                                       6,200           349,184
      Seaboard                                             110           287,650
      TAL International Group                           16,000           495,040
      Tutor Perini                                      21,100           332,958
      US Airways Group *                                41,700           260,208
                                                                 ---------------
                                                                       5,889,487
                                                                 ---------------
   INFORMATION TECHNOLOGY - 12.8%
      Arris Group *                                     27,900           334,800
      Benchmark Electronics *                           19,700           288,605
      Black Box                                         11,036           314,415
      Brightpoint *                                     40,900           371,781
      Convergys *                                       46,900           583,436
      CSG Systems International *                       26,700           474,192
      Entegris *                                        41,100           352,227
      Fairchild Semiconductor
         International *                                36,300           544,863
      GT Solar International *                          26,500           361,460
      Imation *                                         29,100           242,112
      Integrated Device Technology *                    59,700           408,348
      Multi-Fineline Electronix *                       25,644           520,830
      Photronics *                                      41,000           306,680
      Tech Data *                                       12,700           592,709
      Telecommunication Systems, Cl A *                 42,500           215,900
      United Online                                     82,000           489,540
                                                                 ---------------
                                                                       6,401,898
                                                                 ---------------
   MATERIALS - 7.3%
      A. Schulman                                       23,400           518,310
      Boise                                             33,000           228,690
      Glatfelter                                        32,700           493,443
      Innospec *                                        15,900           510,708
      Neenah Paper                                      15,900           321,021
      NewMarket                                          3,300           541,266
      OM Group *                                        11,100           402,708
      Rock-Tenn, Cl A                                    3,500           215,110
      Stepan                                             5,000           396,500
                                                                 ---------------
                                                                       3,627,756
                                                                 ---------------
   TELECOMMUNICATION SERVICES - 1.3%
      Cincinnati Bell *                                 82,500           285,450
      Frontier Communications                                1                 7
      USA Mobility                                      21,300           351,663
                                                                 ---------------
                                                                         637,120
                                                                 ---------------
   UTILITIES - 3.9%
      Avista                                            23,300           587,393
      El Paso Electric                                   6,700           224,115
      NorthWestern                                       6,800           217,736

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Portland General Electric                         23,700   $       587,286
      Unisource Energy                                   9,519           350,490
                                                                 ---------------
                                                                       1,967,020
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $50,851,809)                                           49,129,843
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      Invesco AIM Government & Agency
         Portfolio (B)                                  98,150            98,150
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $98,150)                                                   98,150
                                                                 ---------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $50,949,959)                                              49,227,993
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                                721,621
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    49,949,614
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2011 IS $47,884.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS

REIT  - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS " --" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 89

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SMALL CAP VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT       QUOTED         OBSERVABLE   UNOBSERVABLE
                                                             07/31/11        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities **                               $ 49,227,993   $ 49,227,993   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

90 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.2%
      Comcast, Cl A                                    283,000   $     6,605,220
      Daimler ++                                        37,200         2,683,980
      Home Depot                                       118,600         4,142,698
      McGraw-Hill                                      105,500         4,388,800
      News, Cl A                                       274,500         4,397,490
      Time Warner                                      106,900         3,758,604
      Time Warner Cable                                 79,000         5,791,490
                                                                 ---------------
                                                                      31,768,282
                                                                 ---------------
   CONSUMER STAPLES - 15.3%
      Altria Group                                     138,800         3,650,440
      Diageo, SP ADR                                    54,000         4,386,960
      Heineken, ADR                                    158,000         4,681,540
      Henkel KGaA, SP ADR                               65,000         3,544,450
      Kraft Foods, Cl A                                136,000         4,675,680
      Nestle, SP ADR                                    74,000         4,717,500
      Philip Morris International                      108,900         7,750,413
      Wal-Mart Stores                                  170,000         8,960,700
      Walgreen                                         130,800         5,106,432
                                                                 ---------------
                                                                      47,474,115
                                                                 ---------------
   ENERGY - 14.1%
      Chevron                                           80,000         8,321,600
      Halliburton                                       84,000         4,597,320
      Marathon Oil                                     155,000         4,800,350
      Marathon Petroleum *                              78,000         3,415,620
      Peabody Energy                                    33,000         1,896,510
      QEP Resources                                     79,000         3,462,570
      Royal Dutch Shell PLC, ADR                       114,500         8,432,925
      Suncor Energy                                     74,000         2,828,280
      Williams                                         196,500         6,229,050
                                                                 ---------------
                                                                      43,984,225
                                                                 ---------------
   FINANCIALS - 15.6%
      Bank of America                                  528,500         5,131,735
      Bank of New York Mellon                          150,350         3,775,289
      Berkshire Hathaway, Cl B *                        65,800         4,880,386
      Goldman Sachs Group                               35,000         4,723,950
      JPMorgan Chase                                   289,800        11,722,410
      MetLife                                          171,000         7,046,910
      Wells Fargo                                      397,000        11,092,180
                                                                 ---------------
                                                                      48,372,860
                                                                 ---------------
   HEALTH CARE - 10.1%
      Baxter International                              61,400         3,571,638
      Covidien ++                                       88,500         4,494,915
      Hospira *                                         41,500         2,121,480
      Merck                                            212,500         7,252,625
      Pfizer                                           345,000         6,637,800
      UnitedHealth Group                               148,500         7,370,055
                                                                 ---------------
                                                                      31,448,513
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 15.9%
      ABB, SP ADR *                                    135,800   $     3,251,052
      Assa Abloy AB, ADR                               300,000         3,837,000
      Dun & Bradstreet                                  46,500         3,373,575
      Honeywell International                           88,400         4,694,040
      Jardine Matheson Holdings, ADR                    43,500         2,479,500
      Lockheed Martin                                   44,000         3,332,120
      Rolls-Royce Holdings PLC, SP ADR                  70,000         3,720,500
      Schindler Holding AG, COP
         (Switzerland)                                  31,005         3,659,697
      Tyco International ++                             89,000         3,941,810
      United Parcel Service, Cl B                       66,750         4,620,435
      United Technologies                               65,000         5,384,600
      Vinci                                             74,000         4,308,531
      Waste Management                                  88,000         2,771,120
                                                                 ---------------
                                                                      49,373,980
                                                                 ---------------
   INFORMATION TECHNOLOGY - 14.9%
      Corning                                          218,000         3,468,380
      Hewlett-Packard                                  105,000         3,691,800
      Intel                                            301,000         6,721,330
      International Business Machines                   53,000         9,638,050
      Microsoft                                        495,000        13,563,000
      Motorola Solutions *                              70,000         3,142,300
      Texas Instruments                                 80,000         2,380,000
      Western Union                                    197,000         3,823,770
                                                                 ---------------
                                                                      46,428,630
                                                                 ---------------
   MATERIALS - 2.4%
      BHP Billiton, SP ADR                              27,500         2,517,625
      Dow Chemical                                      55,000         1,917,850
      Weyerhaeuser, REIT                               148,500         2,968,515
                                                                 ---------------
                                                                       7,403,990
                                                                 ---------------
   UTILITIES - 0.8%
      Questar                                          128,500         2,368,254
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $259,464,664)                                         308,622,849
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                        3,912,674         3,912,674
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,912,674)                                             3,912,674
                                                                 ---------------
   TOTAL INVESTMENTS - 100.6%
      (Cost $263,377,338)                                            312,535,523
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (0.6)%                           (1,871,297)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   310,664,226
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 91

SCHEDULE OF INVESTMENTS
JULY 31, 2011

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities **                               $312,535,523   $312,535,523   $         --   $         --
                                                           ============   ============   ============   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

92 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 79.6%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.7%                        66,763   $       767,775
      HighMark Core Equity Fund,
         Fiduciary Shares - 13.7%                      715,311         6,072,991
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.4% *                      57,008           638,493
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 8.2%                       175,410         3,646,768
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.2% *                      61,053         1,395,064
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.6% *                      22,820           708,317
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.5%                      680,878         5,079,350
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.5%                       235,354         2,426,499
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 16.1%                      626,373         7,140,648
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.0% *                      13,162           424,606
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.9% *                    250,008         4,810,158
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.6%                        84,386         1,156,934
      HighMark Value Momentum Fund,
         Fiduciary Shares - 2.2%                        59,298           954,704
                                                                 ---------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $31,229,894)                                           35,222,307
                                                                 ---------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 7.3%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.6%                        23,318           267,222
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 6.7%                       293,629         2,965,653
                                                                 ---------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $3,197,987)                                             3,232,875
                                                                 ---------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.1%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.02% (A)                    26,814            26,814
                                                                 ---------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $26,814)                                                   26,814
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                         Shares/Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 8.0%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.9%                     32,196   $       859,322
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.7% *                   25,047           307,828
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.1%                     83,109         1,803,466
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.8%                     22,927           360,189
      Vanguard Health Care Fund,
         Institutional Shares - 0.5%                     3,683           211,662
                                                                 ---------------
      TOTAL EQUITY REGISTERED INVESTMENT
         COMPANIES
         (Cost $3,104,490)                                             3,542,467
                                                                 ---------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.4%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.4%                    105,434           623,113
                                                                 ---------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $559,950)                                                 623,113
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 3.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $1,588,421
         (collateralized by a U.S.
         Treasury Note obligation,
         par value $1,535,000, 2.750%,
         10/31/13, total market value
         $1,626,871)                              $  1,588,402         1,588,402
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,588,402)                                             1,588,402
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $39,707,537)                                              44,235,978
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                (19,886)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    44,216,092
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2011.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 93

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CAPITAL GROWTH ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Registered Investment Companies **          $ 42,647,576   $ 42,647,576   $         --   $         --
Repurchase Agreement                                          1,588,402             --      1,588,402             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 44,235,978   $ 42,647,576   $  1,588,402   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

        The accompanying notes are an integral part of the financial statements.

94 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 89.8%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.9%                        26,131   $       300,507
      HighMark Core Equity Fund,
         Fiduciary Shares - 16.8%                      308,633         2,620,292
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.8% *                      24,868           278,523
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 12.2%                       91,480         1,901,870
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.5% *                      23,577           538,743
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.8% *                       9,191           285,296
      HighMark International Opportunities Fund,
         Fiduciary Shares - 12.4%                      259,293         1,934,324
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.3%                        64,922           669,347
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 16.2%                      221,103         2,520,580
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.2% *                       5,741           185,205
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 12.1% *                     97,878         1,883,173
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.9%                        33,029           452,832
      HighMark Value Momentum Fund,
         Fiduciary Shares - 2.7%                        25,614           412,389
                                                                 ---------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $13,084,086)                                           13,983,081
                                                                 ---------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.02% (A)                    32,217            32,217
                                                                 ---------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $32,217)                                                   32,217
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 9.7%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.5%                     14,351   $       383,012
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.8% *                    9,782           120,215
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.8%                     34,640           751,686
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 1.0%                      9,972           156,660
      Vanguard Health Care Fund,
         Admiral Shares - 0.6% *                         1,594            91,607
                                                                 ---------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $1,444,539)                                             1,503,180
                                                                 ---------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $14,560,842)                                              15,518,478
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                 46,291
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    15,564,769
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2011.

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to finincial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Registered Investment Companies **          $ 15,518,478   $ 15,518,478   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 95

SCHEDULE OF INVESTMENTS
JULY 31, 2011

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 62.8%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.4%                        63,227   $       727,111
      HighMark Core Equity Fund,
         Fiduciary Shares - 9.7%                       588,357         4,995,152
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.1% *                      49,709           556,746
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 7.0%                       173,745         3,612,162
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 2.8% *                      63,102         1,441,879
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.3% *                      22,239           690,306
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.3%                       648,124         4,835,001
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.5%                       226,911         2,339,456
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 12.8%                      581,886         6,633,502
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.7% *                      11,476           370,216
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.6% *                     231,741         4,458,689
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.1%                        79,916         1,095,644
      HighMark Value Momentum Fund,
         Fiduciary Shares - 1.5%                        49,185           791,883
                                                                 ---------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $27,490,677)                                           32,547,747
                                                                 ---------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 24.5%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 9.3%                       419,376         4,806,055
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 15.2%                      780,050         7,878,509
                                                                 ---------------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $12,451,425)                                           12,684,564
                                                                 ---------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.0%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market
         Fund, Fiduciary Shares, 0.02% (A)              17,903            17,902
                                                                 ---------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $17,902)                                                   17,902
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                         Shares/Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.1%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.4%                     28,207   $       752,854
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.6% *                   23,894           293,660
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.1%                     73,573         1,596,530
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.6%                     19,884           312,371
      Vanguard Health Care Fund,
         Admiral Shares - 0.4% *                         3,243           186,375
                                                                 ---------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,821,164)                                             3,141,790
                                                                 ---------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.7%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.7%                    240,608         1,421,990
                                                                 ---------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $1,257,229)                                             1,421,990
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 3.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $1,947,274
         (collateralized by a U.S.
         Treasury Note obligation,
         par value $1,870,000, 1.375%,
         10/31/13, total market value
         $ 1,981,921)                              $ 1,947,251         1,947,251
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,947,251)                                             1,947,251
                                                                 ---------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $45,985,648)                                              51,761,244
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 38,907
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    51,800,151
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2011.

        The accompanying notes are an integral part of the financial statements.

96 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

GROWTH & INCOME ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to finincial statements):

                                                                                           LEVEL 2         LEVEL 3
                                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT       QUOTED       OBSERVABLE     UNOBSERVABLE
                                                             07/31/11        PRICE         INPUTS          INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Registered Investment Companies **          $ 49,813,993   $ 49,813,993   $         --   $         --
Repurchase Agreement                                          1,947,251             --      1,947,251             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 51,761,244   $ 49,813,993   $  1,947,251   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 97

SCHEDULE OF INVESTMENTS
JULY 31, 2011

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 46.3%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 17.0%                      259,054   $     2,968,756
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 29.3%                      507,629         5,127,054
                                                                 ---------------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $7,962,505)                                             8,095,810
                                                                 ---------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 40.3%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.8%                        12,699           146,039
      HighMark Core Equity Fund,
         Fiduciary Shares - 7.5%                       154,207         1,309,217
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.6% *                       9,745           109,144
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 5.5%                        45,880           953,839
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.2%                         9,268           211,763
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 0.8%                         4,404           136,706
      HighMark International Opportunities Fund,
         Fiduciary Shares - 2.1%                        49,542           369,587
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.9%                        82,910           854,803
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 8.7%                       133,530         1,522,238
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.4% *                       2,215            71,456
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 5.4%                        49,466           951,720
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.3%                        16,051           220,063
      HighMark Value Momentum Fund,
         Fiduciary Shares - 1.1%                        12,210           196,582
                                                                 ---------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $6,313,628)                                             7,053,157
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                         Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.8%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.8%                    141,761   $       837,810
                                                                 ---------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $747,338)                                                 837,810
                                                                 ---------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 3.5%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.7%                      4,791           127,884
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.3% *                    4,522            55,571
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 1.9%                     15,327           332,596
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.4%                      3,910            61,423
      Vanguard Health Care Fund,
         Admiral Shares - 0.2%                             535            30,746
                                                                 ---------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $541,386)                                                 608,220
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $851,580
         (collateralized by a U.S.
         Treasury Note obligation, par value
         $825,000, 2.750%, 10/31/13,
         total market value $874,377)             $    851,570           851,570
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $851,570)                                                 851,570
                                                                 ---------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $16,416,427)                                              17,446,567
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                 31,022
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    17,477,589
                                                                 ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements).

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Registered Investment Companies **          $ 16,594,997   $ 16,594,997   $         --   $         --
Repurchase Agreement                                            851,570             --        851,570             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 17,446,567   $ 16,594,997   $    851,570   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

98 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BOND FUND

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 45.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.6%
      Comcast
         5.700%, 07/01/19                         $  3,500,000   $     4,006,377
      Gap
         5.950%, 04/12/21                            3,750,000         3,700,016
      Georgia-Pacific (A)
         8.250%, 05/01/16                            1,450,000         1,650,432
         5.400%, 11/01/20                            1,950,000         2,062,788
      News America Holdings
         7.750%, 02/01/24                            1,000,000         1,206,154
      Staples
         9.750%, 01/15/14                            1,500,000         1,784,533
      Time Warner Entertainment
         8.375%, 03/15/23                            5,000,000         6,554,560
                                                                 ---------------
                                                                      20,964,860
                                                                 ---------------
   ENERGY - 4.9%
      BP Capital Markets PLC
         4.742%, 03/11/21                            4,000,000         4,346,708
      Energy Transfer Partners
         9.700%, 03/15/19                            2,000,000         2,593,152
      Magellan Midstream Partners
         6.550%, 07/15/19                            3,000,000         3,576,642
      Petrobras International Finance
         3.875%, 01/27/16                            2,000,000         2,073,914
      Rockies Express Pipeline (A)
         3.900%, 04/15/15                            2,000,000         2,074,040
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                            2,250,000         2,750,999
      Williams Partners
         5.250%, 03/15/20                            1,000,000         1,093,127
                                                                 ---------------
                                                                      18,508,582
                                                                 ---------------
   FINANCIALS - 14.3%
      American International Group
         3.650%, 01/15/14                            3,600,000         3,706,322
      Bank of America, MTN
         5.650%, 05/01/18                            3,000,000         3,174,765
      Berkshire Hathaway Finance
         5.400%, 05/15/18                              850,000           966,336
      Boston Properties
         4.125%, 05/15/21                            3,000,000         2,962,278
      Capital One Financial
         4.750%, 07/15/21                            1,350,000         1,364,607
      Citigroup
         4.750%, 05/19/15                            3,500,000         3,754,635
      Ford Motor Credit
         5.000%, 05/15/18                            2,700,000         2,714,701
      GE Global Insurance
         7.750%, 06/15/30                            5,000,000         6,026,420
      General Electric Capital
         2.250%, 11/09/15                            6,000,000         6,027,174

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      HSBC Bank PLC (A)
         2.000%, 01/19/14                         $  2,350,000   $     2,384,902
      HSBC Holdings PLC
         5.100%, 04/05/21                            3,250,000         3,413,589
      JPMorgan Chase
         4.250%, 10/15/20                            4,400,000         4,388,815
         3.125%, 12/01/11                            3,000,000         3,029,553
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                            4,000,000         1,080,000
      NASDAQ OMX Group
         5.250%, 01/16/18                            2,000,000         2,089,438
      NB Capital Trust IV
         8.250%, 04/15/27                            2,000,000         2,047,500
      Wells Fargo
         5.625%, 12/11/17                            4,000,000         4,544,316
                                                                 ---------------
                                                                      53,675,351
                                                                 ---------------
   FOREIGN GOVERNMENTS - 1.8%
      Export-Import Bank of Korea
         3.750%, 10/20/16                            3,500,000         3,593,674
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                            1,125,000         1,587,989
      Province of Saskatchewan
         9.375%, 12/15/20                            1,000,000         1,435,552
                                                                 ---------------
                                                                       6,617,215
                                                                 ---------------
   HEALTH CARE - 1.8%
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                            3,000,000         3,128,895
      Wellpoint
         7.000%, 02/15/19                            2,000,000         2,441,766
         6.000%, 02/15/14                            1,000,000         1,115,418
                                                                 ---------------
                                                                       6,686,079
                                                                 ---------------
   INDUSTRIAL - 4.3%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                            2,000,000         1,965,000
      Continental Airlines, Ser 07-1A
         5.983%, 04/19/22                            1,894,034         1,948,582
      Continental Airlines, Ser 10-1A
         4.750%, 01/12/21                            3,650,000         3,558,750
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                              618,009           609,542
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                            4,500,000         4,517,100
      L-3 Communications, Ser B
         6.375%, 10/15/15                            3,500,000         3,591,875
                                                                 ---------------
                                                                      16,190,849
                                                                 ---------------
   INFORMATION TECHNOLOGY - 0.5%
      International Business Machines
         6.500%, 01/15/28                            1,500,000         1,862,562
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 99

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - 3.9%
      Alcoa
         5.400%, 04/15/21                         $  1,400,000   $     1,455,299
      ArcelorMittal
         5.500%, 03/01/21                            1,900,000         1,946,383
      Dow Chemical
         4.250%, 11/15/20                            3,750,000         3,841,519
      Rio Tinto Finance USA
         6.500%, 07/15/18                            4,000,000         4,837,976
      Teck Resources
         10.250%, 05/15/16                           1,950,000         2,340,000
                                                                 ---------------
                                                                      14,421,177
                                                                 ---------------
   TELECOMMUNICATION SERVICES - 3.9%
      AT&T
         4.450%, 05/15/21                            1,000,000         1,057,403
      Telefonica Emisiones SAU
         3.992%, 02/16/16                            4,000,000         4,017,096
      Verizon Maryland
         8.000%, 10/15/29                            2,980,000         3,590,507
      Verizon New England
         7.875%, 11/15/29                            4,925,000         5,899,869
                                                                 ---------------
                                                                      14,564,875
                                                                 ---------------
   UTILITIES - 4.6%
      Exelon Generation
         6.200%, 10/01/17                            4,000,000         4,596,536
      Great River Energy (A)
         4.478%, 07/01/30                            2,450,000         2,460,707
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                              400,000           435,192
      Oklahoma Gas & Electric
         6.650%, 07/15/27                            2,500,000         2,929,330
      Sempra Energy
         6.150%, 06/15/18                            4,000,000         4,641,068
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                            2,000,000         2,121,844
                                                                 ---------------
                                                                      17,184,677
                                                                 ---------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $160,940,294)                                         170,676,227
                                                                 ---------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 12.9%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                            3,723,464         3,846,484
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                            2,017,925         2,094,483
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                              472,688           487,207

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                         $  4,564,169   $     4,681,107
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                            5,000,000         5,409,928
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                            3,369,738         3,477,494
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                              522,069           523,208
      JPMorgan Chase Commercial
         Mortgage Securities,
         Ser 2004-PNC1, Cl A4 (D)
         5.364%, 06/12/41                            5,000,000         5,394,522
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                            5,011,015         3,998,429
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                            5,000,000         5,285,558
      Morgan Stanley Dean Witter
         Capital I, Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                              120,009           119,967
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                            2,278,212         2,333,536
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                              376,147           376,635
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                            5,216,790         4,891,638
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                            2,937,535         3,033,384
         Ser 2003-M, Cl A1(D)
         4.687%, 12/25/33                            1,398,239         1,410,327
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                            1,010,291         1,033,951
                                                                 ---------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $46,954,582)                                           48,397,858
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S.  GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.0%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                              177,339           184,035
         6.000%, 09/01/13                              196,672           211,236

        The accompanying notes are an integral part of the financial statements.

100 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FHLMC Gold (continued)
         6.000%, 09/01/17                         $    952,521   $     1,036,824
         6.000%, 11/01/17                              345,531           372,551
         5.500%, 03/01/17                              279,583           300,401
         5.000%, 10/01/20                              560,441           606,040
         4.500%, 05/01/19                              781,081           836,611
         4.500%, 07/01/19                            2,463,094         2,638,205
         4.500%, 04/01/20                              297,848           319,024
         4.500%, 07/01/23                            2,481,924         2,640,534
      FHLMC, ARM (D)
         4.983%, 06/01/39                            1,434,924         1,530,353
         2.489%, 12/01/34                            2,111,908         2,215,343
      FHLMC, CMO REMIC
         Ser 1666, Cl J
         6.250%, 01/15/24                            1,890,150         2,080,346
      FNMA
         8.500%, 05/01/25                               16,549            19,458
         8.000%, 08/01/24                                1,898             2,221
         8.000%, 09/01/24                                  427               499
         8.000%, 06/01/30                               12,458            14,683
         7.500%, 12/01/26                              128,597           150,198
         7.000%, 05/01/30                               38,348            44,473
         6.500%, 04/01/14                              138,551           144,757
         6.500%, 05/01/26                               61,079            69,694
         6.500%, 03/01/28                               22,793            26,007
         6.500%, 04/01/28                               94,466           107,790
         6.500%, 01/01/29                              404,091           461,088
         6.500%, 06/01/29                              115,396           131,672
         6.500%, 06/01/29                              228,977           261,274
         6.500%, 07/01/29                              211,906           241,795
         6.500%, 08/01/29                               83,224            94,962
         6.500%, 05/01/30                              282,788           322,675
         6.000%, 01/01/12                                  855               862
         6.000%, 01/01/12                                2,265             2,285
         6.000%, 03/01/13                               11,650            12,638
         6.000%, 05/01/16                              255,997           278,197
         6.000%, 10/01/16                              359,117           390,259
         6.000%, 11/01/17                              757,641           823,343
         6.000%, 12/01/27                                  107               108
         6.000%, 12/01/27                               30,725            34,232
         6.000%, 12/01/27                               10,929            12,177
         6.000%, 12/01/27                                1,206             1,343
         6.000%, 07/01/28                              315,389           351,189
         6.000%, 08/01/28                               72,111            80,296
         6.000%, 10/01/28                              116,455           129,674
         6.000%, 10/01/28                               40,018            44,561
         6.000%, 12/01/28                              431,658           480,656
         6.000%, 12/01/28                              192,718           214,594
         6.000%, 12/01/28                              220,452           245,476
         5.500%, 01/01/17                              184,012           199,636

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         5.500%, 02/01/17                         $     96,154   $       104,379
         5.500%, 12/01/17                            1,023,102         1,104,684
         5.500%, 03/01/20                            5,167,410         5,619,097
         5.000%, 11/01/17                            1,231,373         1,331,367
         5.000%, 12/01/17                              413,100           446,646
         5.000%, 02/01/18                            1,336,053         1,444,547
         5.000%, 11/01/18                              231,462           250,257
         5.000%, 11/01/33                            5,276,721         5,663,465
         5.000%, 03/01/34                            1,717,258         1,843,120
         4.500%, 04/01/18                            7,835,548         8,404,850
      FNMA, ARM (D)
         2.390%, 01/01/36                            3,804,471         4,000,794
      FNMA, CMO REMIC
         Ser 2003-25, Cl CD
         3.500%, 03/25/17                              201,940           202,461
      GNMA
         8.000%, 05/15/17                                3,065             3,098
         8.000%, 11/15/26                              147,215           174,038
         8.000%, 12/15/26                               44,672            52,916
         7.500%, 05/15/23                               66,473            77,643
         7.500%, 01/15/24                               14,354            14,423
         7.500%, 01/15/24                                1,082             1,267
         7.500%, 01/15/24                                  628               735
         7.500%, 01/15/24                               21,783            25,506
         7.500%, 02/15/27                               15,644            18,346
         7.500%, 02/15/27                                4,500             5,278
         7.500%, 07/15/27                               11,898            13,953
         7.500%, 08/15/27                                3,605             4,030
         7.500%, 08/15/27                               11,941            14,004
         7.500%, 08/15/27                                1,127             1,321
         7.500%, 08/15/27                                  629               738
         7.500%, 08/15/27                               10,348            12,135
         7.000%, 01/15/24                               23,917            27,796
         7.000%, 04/15/24                               14,655            17,032
         6.500%, 12/15/23                               25,736            29,129
         6.500%, 12/15/23                                4,070             4,606
         6.500%, 01/15/24                                6,376             7,231
         6.500%, 02/15/24                               60,030            68,080
         6.500%, 04/15/26                               23,607            27,078
         6.500%, 01/15/29                              156,199           179,165
         6.500%, 05/15/29                              408,112           468,133
         6.500%, 06/15/29                               41,237            47,300
         6.000%, 08/15/28                               73,101            82,344
         6.000%, 09/15/28                               82,959            93,448
         6.000%, 09/15/28                              136,286           153,517
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $49,356,039)                                           52,406,232
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 101

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 10.3%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         3.625%, 02/15/21                         $  1,200,000   $     1,287,656
         3.125%, 05/15/21                            5,725,000         5,881,522
         3.000%, 09/30/16                           15,000,000        16,181,250
         2.000%, 01/31/16                            3,150,000         3,267,388
         2.000%, 04/30/16                              950,000           982,509
         1.875%, 06/30/15                            6,750,000         7,003,651
         1.875%, 10/31/17                            2,000,000         2,003,124
         1.500%, 06/30/16                            1,850,000         1,864,171
                                                                 ---------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $36,670,689)                                           38,471,271
                                                                 ---------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 10.3%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                            2,500,000         2,544,289
      Avis Budget Rental Car Funding
         AESOP, Ser 2011-1A, Cl A (A)
         1.850%, 09/20/13                            1,400,000         1,410,570
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                            2,500,000         2,516,760
      Centerpoint Energy Transition
         Bond, Ser 2005-A, Cl A3
         5.090%, 08/01/15                            5,825,000         6,269,040
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.257%, 12/15/14                            5,500,000         5,497,539
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                            3,500,000         3,522,241
      SLM Student Loan Trust,
         Ser 2011-2, Cl A1 (D)
         0.787%, 11/25/27                            5,227,946         5,221,286
      TXU Electric Delivery Transition
         Bond, Ser 2004-1, Cl A3
         5.290%, 05/15/18                            4,000,000         4,510,617
      Volkswagen Auto Loan Enhanced
         Trust, Ser 2011-1, Cl A4
         1.980%, 09/20/17                            3,350,000         3,419,607
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                            3,800,000         3,867,245
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $37,468,101)                                           38,779,194
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                         Par/Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 3.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 3.5%
      California State, Public School
         Improvements, Taxable, GO
         6.200%, 10/01/19                         $  2,250,000   $     2,554,155
      Los Angeles, Department of
         Water & Power Revenue,
         Build America Bonds,
         Taxable, RB
         6.574%, 07/01/45                            2,900,000         3,419,622
      Metropolitan Water District of
         Southern California, Build
         America Bonds, Taxable, RB
         6.947%, 07/01/40                            4,750,000         5,245,140
      University of California Revenue,
         Build America Bonds,
         Taxable, RB (D)
         1.988%, 05/15/50                            1,750,000         1,783,180
                                                                 ---------------
                                                                      13,002,097
                                                                 ---------------
   NEW JERSEY - 0.4%
      New Jersey State, Turnpike
         Authority Turnpike Revenue,
         Build America Bonds,
         Taxable, RB
         7.102%, 01/01/41                            1,250,000         1,545,187
                                                                 ---------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $13,321,333)                                           14,547,284
                                                                 ---------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 1.2%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE - 0.7%
      Silver Tower US (A)
         0.400%, 08/08/11                            2,500,000         2,499,861
                                                                 ---------------
   ASSET-BACKED SECURITIES-DIVERSIFIED FINANCIAL ASETS - 0.5%
      Rheingold Securitization (A)
         0.370%, 08/10/11                            2,000,000         1,999,867
                                                                 ---------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $4,499,631)                                             4,499,728
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                        4,669,146         4,669,146
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,669,146)                                             4,669,146
                                                                 ---------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $353,879,815)                                            372,446,940
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                              2,244,581
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   374,691,521
                                                                 ===============

        The accompanying notes are an integral part of the financial statements.

102 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2011 WAS $23,542,602 AND REPRESENTED 6.3% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2011, THE VALUE OF THIS SECURITY AMOUNTED TO $1,080,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JULY 31, 2011 WAS $609,542 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Corporate Obligations                                      $170,676,227   $         --   $170,676,227   $         --
Mortgage-Backed Securities                                   48,397,858             --     48,397,858             --
U.S. Government Agency Mortgage-Backed Obligations           52,406,232             --     52,406,232             --
U.S. Treasury Obligations                                    38,471,271             --     38,471,271             --
Asset-Backed Securities                                      38,779,194             --     38,779,194             --
Taxable Municipal Bonds                                      14,547,284             --     14,547,284             --
Commercial Paper - Discounted                                 4,499,728             --      4,499,728             --
Registered Investment Company                                 4,669,146      4,669,146             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $372,446,940   $  4,669,146   $367,777,794   $         --
                                                           ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 103

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.5%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.5%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                        $  1,150,000   $  1,253,281
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                                 460,000        472,457
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                             410,000        410,783
      Burlingame, Elementary School
         District, GO, AGM Insured
         5.250%, 07/15/16                                 795,000        933,386
      California State, Department of
         Transportation,
         Federal Highway Grant,
         Anticipation Bonds,
         Ser A, RB, National-RE
         FGIC Insured
         5.000%, 02/01/14                               3,005,000      3,320,014
      California State, Department of
         Water Resources,
         Central Valley
         Project, Ser Z, ETM,
         RB, FGIC Insured
         5.000%, 12/01/12                                  10,000         10,636
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                               1,050,000      1,115,047
         Central Valley, RB,
         National-RE Insured
         5.000%, 12/01/21 (A)                           1,450,000      1,609,123
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                       1,225,000      1,285,980
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                           1,175,000      1,323,591
         5.000%, 05/01/22 (A)                           1,645,000      1,824,321
         Subuser F5
         5.000%, 05/01/22 (A)                             865,000        959,294
         RB, AGM Insured
         5.500%, 12/01/14                                  10,000         11,598
         RB, ETM, AGM Insured
         5.500%, 12/01/14                               1,365,000      1,563,116
         Ser M, RB
         5.000%, 05/01/14                               2,000,000      2,224,660
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                                 390,000        407,367
         5.250%, 07/01/14                               1,565,000      1,765,476
         Ser A, GO, ETM
         5.250%, 07/01/14                                 200,000        227,358

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                            $    450,000   $    464,107
         5.250%, 07/01/13                                 305,000        332,212
         5.000%, 07/01/15 (A)                           1,200,000      1,339,944
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                           1,760,000      1,788,336
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                             250,000        269,618
         5.250%, 04/01/24 (A)                             670,000        714,877
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                                 850,000        943,950
         Ser R, RB
         5.000%, 11/01/11                               1,310,000      1,325,392
      California State, GO,
         5.000%, 12/01/17 (A)                           1,545,000      1,772,208
         AMBAC Insured
         5.000%, 11/01/17                               1,000,000      1,161,870
         Various Purposes
         5.250%, 10/01/21 (A)                           1,000,000      1,131,590
         5.625%, 04/01/25 (A)                           1,975,000      2,195,884
      California State, University,
         Systemwide Ser A, RB
         4.000%, 11/01/11                                 500,000        504,555
         5.250%, 11/01/22 (A)                             230,000        252,340
         5.000%, 11/01/25 (A)                             655,000        683,231
         5.000%, 11/01/26 (A)                           1,500,000      1,552,530
      Campbell, Union High School
         District, GO, National-RE
         FGIC Insured
         4.000%, 08/01/11                                 250,000        250,000
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                             450,000        493,974
         5.250%, 08/01/25 (A)                             750,000        814,140
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                               1,000,000      1,123,210
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                             505,000        549,869
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                               1,030,000      1,189,609

        The accompanying notes are an integral part of the financial statements.

104 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Corona-Norca Unified School
         District, Election 2006,
         Ser A, GO, AGM Insured
         5.000%, 08/01/17                            $    500,000   $    569,785
      Cupertino, Unified School
         District, GO, AGM Insured
         5.250%, 08/01/13 (A)                             595,000        595,000
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                             650,000        769,678
         5.250%, 08/01/20 (A)                             610,000        692,313
         5.250%, 08/01/22 (A)                             650,000        723,437
         5.500%, 08/01/25 (A)                             300,000        328,368
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                             720,000        762,754
         5.000%, 08/01/26 (A)                           1,580,000      1,616,387
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                             300,000        300,807
         5.250%, 07/01/13 (A)                           1,000,000      1,002,690
         5.375%, 07/01/16 (A)                           2,120,000      2,125,851
         5.375%, 07/01/17 (A)                           2,410,000      2,416,652
      El Camino Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                           1,000,000      1,116,660
      Fallbrook, Unified High School
         District, GO, National-RE
         FGIC Insured
         5.375%, 09/01/12                                 250,000        263,502
      Fontana, Unified School District,
         Ser A, GO,
         AGM Insured
         5.250%, 08/01/19 (A)                             980,000      1,069,739
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                           1,800,000      1,983,708
         6.000%, 08/01/25 (A)                           1,400,000      1,591,002
      Grant, Joint Union High School
         District, Election 2006, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                             975,000      1,065,041
      Hayward, Unified School
         District, GO
         5.000%, 08/01/25 (A)                           1,000,000      1,012,770
      Imperial Irrigation District,
         Ser B, RB,
         5.000%, 11/01/26 (A)                           1,000,000      1,055,990
         Ser C, RB,
         5.000%, 11/01/26 (A)                           1,600,000      1,690,848

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Irvine, Improvement Bond Act 1915,
         Special Assessment, Limited
         Obligation Reassessment,
         Ser 85-7-A, AGM Insured,
         SPA Dexia Credit
         1.500%, 09/02/32 (A) (C)                    $  1,000,000   $  1,000,000
      Livermore-Amador Valley, Water
         Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                             410,000        411,431
         5.250%, 08/01/14 (A)                             750,000        752,753
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                           1,000,000      1,035,580
      Long Beach, Community College
         District, Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                             465,000        493,374
      Long Beach, Harbor Revenue,
         Ser B, RB,
         5.000%, 05/15/24 (A)                           1,440,000      1,569,067
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         4.000%, 08/01/14                                 100,000        108,828
         5.250%, 08/01/24 (A)                             200,000        225,114
         5.250%, 08/01/25 (A)                           1,615,000      1,798,690
         Ser B, GO,
         5.250%, 08/01/24 (A)                           1,045,000      1,176,221
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                           1,255,000      1,344,080
         Sales Tax Revenue,
         Proposition C, Ser A, RB,
         National-RE Insured
         5.250%, 07/01/13                                 200,000        217,644
      Los Angeles County, Public Works
         Financing Authority,
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/11                                 150,000        151,111
         5.000%, 10/01/12                                 995,000      1,048,083
         5.000%, 10/01/15                                 230,000        265,266
         National-RE Insured
         5.000%, 10/01/12                                 300,000        315,969
      Los Angeles County, Sanitation
         Districts Financing Authority,
         Capital Project, Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                             245,000        258,649

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 105

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County, Sanitation
         Equipment, Ser A, RB,
         AGM Insured
         5.000%, 02/01/14 (A)                        $    750,000   $    797,047
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                           2,000,000      2,252,160
         5.250%, 08/01/21 (A)                             350,000        397,352
      Los Angeles,
         Ser A, GO,
         National-RE FGIC Insured
         5.250%, 09/01/11                                 300,000        301,173
         National-RE Insured
         5.250%, 09/01/11                                 985,000        988,822
         5.000%, 09/01/21 (A)                           3,500,000      3,680,775
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                           1,000,000      1,147,760
      Los Angeles, Community
         College District,
         Election 2001,
         Ser A, GO, National-RE
         FGIC Insured
         5.000%, 08/01/23 (A)                             500,000        534,935
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                           1,000,000      1,143,450
         5.000%, 08/01/23 (A)                           1,360,000      1,440,580
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                           1,500,000      1,735,935
         5.500%, 08/01/24 (A)                           1,000,000      1,116,990
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser A, RB,
         5.000%, 05/15/23 (A)                             450,000        495,630
         Los Angeles International Airport,
         Ser C, RB
         5.250%, 05/15/21 (A)                           1,000,000      1,105,440
         Los Angeles International Airport,
         Ser D, RB,
         5.000%, 05/15/24 (A)                             565,000        613,878
         Ser A, RB,
         5.250%, 05/15/22 (A)                             500,000        563,130
      Los Angeles, Department of
         Water & Power,
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                           2,500,000      2,637,475
         Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                           2,000,000      2,097,520

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                            $    430,000   $    465,552
         Sub Ser A-2, RB,
         5.000%, 07/01/15                                 575,000        662,043
      Los Angeles, Unified School
         District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                       1,390,000      1,457,026
         National-RE Insured,
         5.500%, 07/01/12                               1,730,000      1,811,621
         Ser D
         5.250%, 07/01/24 (A)                           1,000,000      1,099,670
         Ser I
         5.000%, 07/01/25 (A)                           1,750,000      1,873,743
      Los Angeles, Waste Water System,
         RB, AGM Insured
         5.000%, 06/01/22 (A)                             920,000        975,421
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                               1,220,000      1,271,252
         Sub Ser A, RB,
         National-RE Insured
         5.000%, 06/01/26 (A)                             580,000        603,084
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                           1,500,000      1,566,540
      Mount Diablo Unified School
         District, GO,
         5.000%, 08/01/26                                 300,000        318,669
      North Orange County, Community
         College District, GO, National-RE
         Insured
         5.000%, 08/01/15                               1,050,000      1,199,867
      Northern California Transmission
         Agency Revenue, California-
         Oregon Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                           1,060,000      1,161,718
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                       1,800,000      1,966,212
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                                 450,000        519,912
         5.000%, 02/01/23 (A)                           2,615,000      2,802,757
         5.000%, 02/01/25 (A)                           1,200,000      1,273,248

        The accompanying notes are an integral part of the financial statements.

106 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                        $    700,000   $    751,212
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                             500,000        544,015
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                               1,000,000      1,129,040
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                           1,250,000      1,370,450
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                       1,000,000      1,062,730
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                           1,500,000      1,606,350
         5.000%, 06/01/24 (A)                           1,010,000      1,065,449
      Redwood City, Elementary School
         District, GO, National-RE
         FGIC Insured
         5.500%, 08/01/14                                 960,000      1,053,370
      Riverside, Community College, GO,
         AGM Insured
         5.000%, 08/01/19 (A)                           1,750,000      1,902,828
      Sacramento, Municipal Utility
         District, RB,
         Electric Power &
         Light Revenues,
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                           1,635,000      1,637,779
         Ser R, National-RE Insured
         5.000%, 08/15/15                               1,500,000      1,709,775
         5.000%, 08/15/16 (A)                           1,000,000      1,075,680
         5.000%, 08/15/22 (A)                           1,065,000      1,104,139
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                           1,610,000      1,726,194
      San Bernardino County, Community
         College District, GO,
         AGM Insured
         5.000%, 08/01/15                               1,000,000      1,133,960
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                           1,025,000      1,184,101
      San Diego County, Regional
         Transportation Commission,
         Sales Tax Revenue,
         Limited Tax, Ser C, RB,
         SPA Dexia Credit Local
         2.000%, 04/01/38 (C)                           5,095,000      5,095,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Limited Tax, Ser D, RB,
         SPA Dexia Credit Local
         2.000%, 04/01/38 (C)                        $  4,000,000   $  4,000,000
      San Diego County, Water
         Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                           1,000,000      1,101,360
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                               1,310,000      1,519,783
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                           3,520,000      3,647,283
         National-RE FGIC Insured
         5.000%, 05/01/12                                 775,000        801,466
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                           1,100,000      1,145,111
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                           3,210,000      3,665,050
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                           1,000,000      1,129,850
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/24 (A)                           2,040,000      2,124,762
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                           2,000,000      2,099,640
         International Airport, Second
         Series, Issue 32F, RB, National-RE
         FGIC Insured
         5.250%, 05/01/19                               2,000,000      2,252,860
         Earthquake Saftey,
         Ser E, GO
         5.000%, 06/15/26 (A)                           2,815,000      3,005,941
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                             250,000        272,310
         Public Utilities Commission,
         Ser A, RB
         4.000%, 11/01/11                                 765,000        772,023
         Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/11                               1,000,000      1,011,620
         5.000%, 11/01/23 (A)                           1,000,000      1,070,410

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 107

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                        $  1,250,000   $  1,315,500
         Unified School District, Prop A,
         Ser B, GO, Election 2003,
         AGM Insured
         5.000%, 06/15/20 (A)                           1,895,000      1,985,202
         5.000%, 06/15/22 (A)                             975,000      1,014,741
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                             820,000        907,207
      San Francisco, Bay Area Rapid
         Transit, Sales Tax Revenue, RB,
         AMBAC Insured
         5.250%, 07/01/14 (A)                             300,000        300,972
      San Francisco, Bay Area Toll
         Authority, RB
         5.250%, 04/01/23 (A)                             850,000        948,557
      San Francisco, Community College
         District, Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                           2,085,000      2,188,916
      San Joaquin County, Delta
         Community College District,
         Election 2004, Ser A, GO,
         AGM Insured
         4.500%, 08/01/15                               1,000,000      1,123,750
      San Jose, Financing Authority,
         Convention Center Project,
         Ser F, RB, National-RE Insured
         4.250%, 09/01/11                               2,015,000      2,021,287
      San Jose, Financing Authority,
         Lease Revenue, Ser B, RB,
         AMBAC Insured
         4.000%, 06/01/12                                 250,000        255,390
      San Juan, Unified School District,
         GO, Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                           1,560,000      1,649,092
         Ser A, GO, Election 2002,
         National-RE Insured
         5.000%, 08/01/25 (A)                           2,200,000      2,259,620
      San Lorenzo, Unified School District,
         Election 2008, Ser A, GO, Assured
         Guaranty Insured
         5.000%, 08/01/22 (A)                             325,000        345,677
      San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                               2,125,000      2,460,346

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue, Capital
         Projects, Ser A, RB
         5.250%, 07/15/24 (A)                        $  1,000,000   $  1,076,230
      San Mateo, Unified High School
         District, Election 2000, Ser A,
         GO, FGIC Insured,
         Prerefunded @ 100
         5.375%, 09/01/11 (A) (B)                       2,195,000      2,203,999
      San Rafael, Elementary School
         District, GO,
         5.000%, 08/01/24 (A)                             325,000        355,765
         5.000%, 08/01/27 (A)                             875,000        936,819
      San Ramon Valley, Unified School
         District, Election 2002, GO,
         AGM Insured
         5.250%, 08/01/18 (A)                           1,290,000      1,396,786
      Santa Clara, Valley Transportation
         Authority, Measure A, Ser A, RB,
         AMBAC Insured
         5.000%, 04/01/25 (A)                             400,000        426,112
      Santa Maria, Joint Unified High
         School District, Ser A, ETM, GO,
         AGM Insured
         5.500%, 08/01/15                                 510,000        590,738
      Santa Rosa, High School District, GO,
         5.000%, 08/01/24 (A)                           1,090,000      1,169,112
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                       1,865,000      2,035,256
      Southern California, Public
         Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB,
         5.000%, 07/01/25 (A)                           2,950,000      3,180,690
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                           1,200,000      1,288,200
      State of California, GO,
         5.000%, 11/01/24 (A)                           2,000,000      2,157,980
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                                 645,000        729,327
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                           1,000,000      1,109,710

        The accompanying notes are an integral part of the financial statements.

108 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                    $    590,000   $    617,807
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                             705,000        755,090
         5.000%, 05/15/22 (A)                           1,500,000      1,592,010
         5.000%, 05/15/25 (A)                             600,000        616,236
         Ser O, RB
         5.500%, 05/15/22 (A)                           2,000,000      2,298,260
      Ventura, Unified School District,
         GO, AGM Insured
         2.000%, 08/01/11                                 230,000        230,000
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $211,728,774)                                         218,888,088
                                                                    ============

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.1%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          4,744,134   $  4,744,134
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,744,134)                                             4,744,134
                                                                    ------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $216,472,908)                                            223,632,222
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                                949,784
                                                                    ------------
   NET ASSETS - 100.0%                                              $224,582,006
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2       LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                     07/31/11        PRICE          INPUTS         INPUTS
                                   ------------   ------------   ------------   ------------
   Municipal Bonds                 $218,888,088   $         --   $218,888,088   $         --
   Registered Investment Company      4,744,134      4,744,134             --             --
                                   ------------   ------------   ------------   ------------
Total:                             $223,632,222   $  4,744,134   $218,888,088   $         --
                                   ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 109

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 94.8%
--------------------------------------------------------------------------------
   ALASKA - 3.7%
      Alaska State, International
         Airports System,
         Ser B, RB, AMBAC Insured,
         Prerefunded @ 100 (B)
         5.750%, 10/01/12                            $    150,000   $    159,558
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                           2,000,000      2,102,800
      Anchorage, City of Anchorage
         Schools, Ser B, GO,
         5.000%, 08/01/24 (A)                           1,000,000      1,088,470
         National-RE FGIC Insured
         5.000%, 09/01/17                                 500,000        592,035
                                                                    ------------
                                                                       3,942,863
                                                                    ------------
   ARIZONA - 2.9%
      Arizona State, Transportation
         Board & Highway Revenue,
         Ser A, RB
         5.250%, 07/01/17 (A)                           1,015,000      1,076,742
      Phoenix, GO, Ser A
         6.250%, 07/01/17                               1,000,000      1,247,820
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                             765,000        858,843
                                                                    ------------
                                                                       3,183,405
                                                                    ------------
   CALIFORNIA - 19.3%
      California State, Department of
         Transportation, Federal
         Highway Grant,
         Anticipation Bonds, Ser A,
         RB, National-RE FGIC Insured
         5.000%, 02/01/14                               1,000,000      1,104,830
      California State, Department of
         Water Resources, Central Valley
         Project, Ser X, RB, National-RE
         FGIC Insured
         5.500%, 12/01/15                                 625,000        745,581
         Central Valley Project, Ser Z,
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                                 500,000        530,975
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/22 (A)                           1,000,000      1,109,010
      California State, Educational
         Facilities Authority, Loyola-
         Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                           1,000,000      1,016,100
      California State, GO,
         Various Purposes
         5.250%, 10/01/21 (A)                           1,000,000      1,131,590
         5.625%, 04/01/25 (A)                           1,000,000      1,111,840

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                        $  1,625,000   $  1,713,156
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                 375,000        388,125
      Elsinore Valley, Municipal Water
         District, COP, National-RE
         FGIC Insured
         5.375%, 07/01/18                                 750,000        861,428
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                             525,000        590,924
         5.250%, 08/01/25 (A)                           1,000,000      1,113,740
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                                 675,000        710,545
      Los Angeles, Unified School
         District, GO, Ser I
         5.000%, 07/01/25 (A)                           1,000,000      1,070,710
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                           1,000,000      1,070,900
      Sacramento Municipal Utility
         District, Ser R, RB,
         National-RE Insured
         5.000%, 08/15/23 (A)                             500,000        517,175
      San Bernardino County,
         Community College District,
         GO, Election 2002, Ser A
         6.250%, 08/01/24 (A)                             850,000        981,937
      San Francisco City & County,
         Airport Commission,
         International Airport, Second
         Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                               1,000,000      1,126,430
      San Jose, Redevelopment Agency,
         TA, ETM, National-RE Insured,
         6.000%, 08/01/15                                 430,000        518,296
         National-RE Insured
         6.000%, 08/01/15                                 775,000        814,757
      San Ramon Valley, Unified School
         District, Election 2002, GO,
         AGM Insured
         5.250%, 08/01/18 (A)                           1,670,000      1,808,243
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                             750,000        816,158
                                                                    ------------
                                                                      20,852,450
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

110 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   COLORADO - 0.7%
      Denver, City & County Board of
         Water Commissioners, Ser B,
         RB, AGM Insured
         4.000%, 12/01/12                            $    100,000   $    104,844
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC
         Insured
         5.250%, 11/01/12                                 600,000        636,630
                                                                    ------------
                                                                         741,474
                                                                    ------------
   CONNECTICUT - 1.6%
      Connecticut State, Ser C, GO
         5.000%, 06/01/14                               1,500,000      1,678,020
                                                                    ------------
   FLORIDA - 1.9%
      Florida State, Municipal Power
         Agency Revenue, All
         Requirements Supply, Ser C,
         RB, LOC Bank of America (C)
         0.230%, 10/01/35 (A)                           1,000,000      1,000,000
      Jacksonville, Local Government,
         Sales Tax Revenue, RB,
         National-RE FGIC Insured
         5.500%, 10/01/13                                 835,000        916,446
      Orlando, Utilities Commission Utility
         System Revenue, Ser A, RB,
         National-RE Insured
         3.500%, 10/01/11                                 100,000        100,540
                                                                    ------------
                                                                       2,016,986
                                                                    ------------
   GEORGIA - 1.3%
      Atlanta, Water & Wastewater
         Revenue, Ser A, RB, National-RE
         FGIC Insured
         5.500%, 11/01/13                               1,000,000      1,102,200
      Georgia State, Road & Tollway
         Authority, Reimbursement
         Revenue, Ser A, RB, AGM Insured
         5.000%, 06/01/14                                 250,000        279,820
                                                                    ------------
                                                                       1,382,020
                                                                    ------------
   HAWAII - 6.8%
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                               1,000,000      1,149,720
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                           1,000,000      1,099,290
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                               1,150,000      1,154,669
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                           1,895,000      2,001,480

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                        $    440,000   $    440,334
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                                  60,000         60,000
      University of Hawaii Revenue,
         Ser A, RB,
         3.000%, 10/01/13                                 300,000        312,399
         5.500%, 10/01/22 (A)                             500,000        576,570
         5.500%, 10/01/23 (A)                             500,000        570,050
                                                                    ------------
                                                                       7,364,512
                                                                    ------------
   IDAHO - 4.5%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway
         Trust, RB, National-RE Insured
         5.000%, 07/15/15                               1,000,000      1,134,560
         Ser A, RB
         5.000%, 07/15/22 (A)                             580,000        636,115
         5.250%, 07/15/24 (A)                           1,750,000      1,910,125
      Twin Falls County, School District
         No. 411, GO, National-RE Insured
         5.000%, 09/15/16                               1,000,000      1,131,150
                                                                    ------------
                                                                       4,811,950
                                                                    ------------
   ILLINOIS - 6.9%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                           1,075,000      1,104,466
         Ser C, GO
         5.000%, 01/01/23 (A)                           1,285,000      1,325,053
      Chicago, Board of Education,
         Dedicated Revenues, Ser B, GO,
         AMBAC Insured
         5.000%, 12/01/23 (A)                           1,375,000      1,398,018
      Chicago, O'Hare International
         Airport, Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                           1,705,000      1,835,262
      Chicago, Project & Refunding,
         Ser A, GO
         5.250%, 01/01/21 (A)                           1,020,000      1,094,419
      Illinois State, GO,
         National-RE Insured
         5.000%, 08/01/26 (A)                             700,000        701,029
                                                                    ------------
                                                                       7,458,247
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 111

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 6.1%
      Massachusetts State,
         Consolidated Loan, Ser D, GO,
         5.500%, 11/01/14                            $    120,000   $    138,026
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.375%, 08/01/12                                 120,000        125,981
         School Building Authority,
         Sales Tax Revenue, Ser A, RB,
         AGM Insured
         5.000%, 08/15/14                               3,145,000      3,549,164
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                               1,040,000      1,214,429
         5.250%, 08/01/16                               1,310,000      1,557,341
                                                                    ------------
                                                                       6,584,941
                                                                    ------------
   NEVADA - 6.1%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                           2,300,000      2,424,867
         School District, Ser A, GO, AGM
         Insured
         5.500%, 06/15/16 (A)                           1,250,000      1,358,250
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC
         Insured
         5.250%, 06/01/18 (A)                           1,305,000      1,370,485
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                             300,000        317,964
      Nevada State,
         Capital Improvements, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 05/01/12                                 500,000        518,035
         Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                             525,000        546,446
                                                                    ------------
                                                                       6,536,047
                                                                    ------------
   NEW JERSEY - 3.0%
      Cape May County, General
         Improvement, GO
         2.500%, 07/15/12                                 100,000        102,028
      Environmental Infrastructure Trust,
         Ser A, RB, Prerefunded @ 101 (B)
         4.750%, 09/01/11                                 100,000        101,361
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                               1,100,000      1,296,647
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                                 515,000        574,725

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - (CONTINUED)
         Transportation Trust Fund
         Authority, Ser C, ETM, RB,
         National-RE Insured
         5.250%, 06/15/15                            $  1,000,000  $   1,170,340
                                                                    ------------
                                                                       3,245,101
                                                                    ------------
   NEW YORK - 6.1%
      New York City, Transitional Finance
         Authority, Subordinated Future
         Tax Secured, Ser B, RB
         5.000%, 11/01/13                                 780,000        856,206
      New York State,
         Power Authority, Ser A, RB,
         FGIC Insured
         3.400%, 11/15/11                                 100,000        100,911
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                           1,000,000      1,076,700
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                               1,000,000      1,141,100
      New York State, Environmental
         Facilities Corp., State Clean
         Water and Drinking, Ser L, RB
         5.000%, 11/15/11                                 730,000        740,045
         New York State, Thruway Authority,
         Highway and Bridge Trust
         Fund, Ser B, RB, AGM Insured
         5.000%, 04/01/12                                 200,000        206,312
         Personal Income Tax Revenue
         Transportation, Ser A, RB
         5.000%, 03/15/12                                 175,000        180,218
         Second Highway and Bridge
         Trust Fund, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 04/01/14                               1,075,000      1,196,346
         Second Highway and Bridge
         Trust Fund, Ser B, RB
         5.000%, 04/01/21 (A)                           1,000,000      1,133,750
                                                                    ------------
                                                                       6,631,588
                                                                    ------------
   NORTH CAROLINA - 0.3%
      North Carolina State, Highway, GO
         5.000%, 05/01/15 (A)                             250,000        279,678
                                                                    ------------
   OHIO - 0.6%
      Ohio State University, General
         Receipts, Ser A, RB
         5.250%, 12/01/11                                 400,000        406,600
      Ohio State, Common Schools
         Facilities, Ser B, GO
         4.300%, 09/15/12                                 200,000        208,912
                                                                    ------------
                                                                         615,512
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

112 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - 6.3%
      Chemeketa, Community College
         District, ETM, GO, FGIC Insured
         5.500%, 06/01/12                            $  1,060,000   $  1,102,358
      Deschutes County, Administrative
         School District No. 1, GO, AGM
         School Board Guarantee Insured
         5.000%, 12/15/11                                 100,000        101,777
      Oregon State, Department of
         Administrative Services, RB,
         AGM Insured
         5.000%, 09/01/11                                 150,000        150,558
      Oregon State, Department of
         Transportation, Highway User
         Tax Revenue, Ser A, RB,
         Prerefunded @ 100 (B)
         5.000%, 11/15/14                                 140,000        159,947
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB,
         AGM Insured
         5.000%, 06/15/14                               1,000,000      1,121,510
         First Lien, Ser A, RB,
         National-RE Insured
         5.000%, 06/01/14                                 490,000        548,741
         Second Lien, Ser B, RB,
         AGM Insured
         5.000%, 06/15/23 (A)                           1,160,000      1,272,021
      Washington County, School District
         Authority No. 15, GO, AGM
         School Board Guarantee Insured
         5.000%, 06/15/14                               1,000,000      1,113,050
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                               1,000,000      1,177,920
                                                                    ------------
                                                                       6,747,882
                                                                    ------------
   PENNSYLVANIA - 0.5%
      Pennsylvania State, Refunding &
         Projects, First Ser, GO,
         National-RE Insured
         5.250%, 02/01/14                                 500,000        556,160
                                                                    ------------

   TEXAS - 8.7%
      Denton, Utilities System Revenue,
         RB, National-RE Insured
         5.250%, 12/01/23 (A)                           1,065,000      1,132,659

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      Houston, Texas Utility System
         Revenue, Combined First Lien,
         Ser A, RB, National-RE Insured
         5.250%, 05/15/14                            $    445,000 $      496,780
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                               1,150,000      1,368,868
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                                 800,000        944,416
      Lower Colorado River Authority, RB
         5.000%, 05/15/21 (A)                             935,000      1,049,304
         5.000%, 05/15/22 (A)                             805,000        883,158
         5.000%, 05/15/23 (A)                              95,000        103,147
         RB, Prerefunded @ 100 (B)
         5.000%, 05/15/19                                   5,000          6,024
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                                 500,000        593,345
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                             500,000        518,870
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                               1,000,000      1,171,990
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                           1,000,000      1,139,880
                                                                    ------------
                                                                       9,408,441
                                                                    ------------
   UTAH - 1.5%
      Utah State, Board of Regents
         Auxiliary & Campus Facilities
         Revenue, Ser A, RB,
         National-RE Insured
         5.000%, 04/01/17 (A)                           1,500,000      1,643,595
                                                                    ------------

   WASHINGTON - 6.0%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser A, RB,
         AGM Insured
         5.500%, 07/01/14 (A)                             400,000        417,816
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                           1,805,000      1,892,904
         RB, AMBAC Insured
         6.000%, 07/01/18 (A)                             510,000        534,694
         RB, AMBAC Insured,
         Prerefunded @ 100, (B)
         6.000%, 07/01/12                                 525,000        552,704

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 113

SCHEDULE OF INVESTMENTS
JULY 31, 2011

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
      King County, School District No. 210,
         GO, School Board Guarantee
         Insured, Prerefunded @ 100 (B)
         5.000%, 06/01/12                            $    155,000   $    161,150
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                           1,375,000      1,567,555
      Washington State,
         Ser A, GO,
         5.000%, 07/01/19 (A)                           1,000,000      1,142,470
         Variable Purpose, Ser 2003A,
         GO, National-RE FGIC Insured,
         Prerefunded @ 100 (B)
         5.000%, 07/01/12                                 200,000        208,734
                                                                    ------------
                                                                       6,478,027
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $97,512,937)                                          102,158,899
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.0%
      Fidelity Institutional Tax-Exempt
         Portfolio                                      4,317,559   $  4,317,559
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,317,559)                                             4,317,559
                                                                    ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $101,830,496)                                            106,476,458
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                              1,261,313
                                                                    ------------
   NET ASSETS - 100.0%                                              $107,737,771
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Municipal Bonds                                         $102,158,899   $         --   $102,158,899   $         --
   Registered Investment Company                              4,317,559      4,317,559             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $106,476,458   $  4,317,559   $102,158,899   $         --
                                                           ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

114 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 51.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 4.3%
      Comcast
         5.300%, 01/15/14                            $  1,150,000   $  1,265,843
      Georgia-Pacific (A)
         8.250%, 05/01/16                               1,000,000      1,138,229
      JC Penney
         9.000%, 08/01/12                                 500,000        535,000
      Macy's Retail Holdings
         5.350%, 03/15/12                                 500,000        511,254
      Staples
         9.750%, 01/15/14                               1,000,000      1,189,689
      Time Warner Cable
         5.400%, 07/02/12                               1,000,000      1,042,795
                                                                    ------------
                                                                       5,682,810
                                                                    ------------
   CONSUMER STAPLES - 1.5%
      Anheuser-Busch InBev
         Worldwide
         3.000%, 10/15/12                               1,000,000      1,026,685
      Coca-Cola
         3.625%, 03/15/14                                 250,000        267,644
      General Mills
         6.000%, 02/15/12                                 500,000        514,693
      Kraft Foods
         6.250%, 06/01/12                                 183,000        191,721
                                                                    ------------
                                                                       2,000,743
                                                                    ------------
   ENERGY - 9.0%
      ConocoPhillips
         4.750%, 10/15/12                               1,000,000      1,050,265
      Energy Transfer Partners
         6.000%, 07/01/13                               1,000,000      1,079,440
         8.500%, 04/15/14                                 650,000        757,932
      Enterprise Products Operating,
         Ser M
         5.650%, 04/01/13                               1,300,000      1,391,530
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                               1,132,000      1,226,011
      Petrobras International Finance
         3.875%, 01/27/16                               1,000,000      1,036,957
      Rockies Express Pipeline (A)
         6.250%, 07/15/13                                 805,000        863,160
      SeaRiver Maritime (B)
         0.000%, 09/01/12                               3,000,000      2,938,245
      Transcontinental Gas Pipeline,
         Ser B
         7.000%, 08/15/11                                 500,000        501,077
      Transocean
         5.250%, 03/15/13                               1,000,000      1,059,591
                                                                    ------------
                                                                      11,904,208
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 13.4%
      American International Group
         3.650%, 01/15/14                            $  1,500,000   $  1,544,301
      BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                               1,500,000      1,531,875
      BB&T
         2.050%, 04/28/14                               1,250,000      1,273,049
      BP Capital Markets
         3.125%, 03/10/12                               1,000,000      1,014,895
      Capital One Financial Corp
         2.125%, 07/15/14                                 775,000        778,646
      Citigroup
         4.750%, 05/19/15                               1,500,000      1,609,129
      Ford Motor Credit (D)
         2.996%, 01/13/12                               1,000,000      1,003,860
      General Electric Capital Corp (D)
         1.138%, 05/09/16                               2,000,000      1,997,226
      Goldman Sachs Group
         5.700%, 09/01/12                               1,000,000      1,049,318
      HSBC Bank PLC (A)
         2.000%, 01/19/14                               1,500,000      1,522,278
      John Deere Capital, MTN
         5.400%, 10/17/11                                 510,000        515,381
      JPMorgan Chase
         5.125%, 09/15/14                                 500,000        540,667
         4.750%, 05/01/13                               1,000,000      1,060,119
      Lehman Brothers Holdings,
         MTN (C)
         5.625%, 01/24/13                                 500,000        135,000
      NB Capital Trust IV
         8.250%, 04/15/27                                 200,000        204,750
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                               1,420,000      1,489,520
      Wells Fargo
         3.000%, 12/09/11                                 500,000        504,998
                                                                    ------------
                                                                      17,775,012
                                                                    ------------
   FOREIGN GOVERNMENT - 0.6%
      Mexico Government
         International Bond
         5.875%, 02/17/14                                 750,000        832,125
                                                                    ------------
   HEALTH CARE - 3.4%
      Boston Scientific
         5.450%, 06/15/14                               1,000,000      1,097,095
      Eli Lilly
         3.550%, 03/06/12                                 500,000        509,501
      Pfizer
         4.450%, 03/15/12                                 500,000        512,492
      Sanofi
         1.625%, 03/28/14                                 750,000        764,616

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 115

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Wellpoint
         6.800%, 08/01/12                            $    500,000   $    529,191
         6.000%, 02/15/14                                 475,000        529,824
      Wyeth
         5.500%, 03/15/13                                 500,000        538,434
                                                                    ------------
                                                                       4,481,153
                                                                    ------------
   INDUSTRIAL - 4.9%
      Burlington Northern Santa Fe
         5.900%, 07/01/12                               1,560,000      1,630,025
      CSX
         5.300%, 02/15/14                               1,000,000      1,096,730
      L-3 Communications, Ser B
         6.375%, 10/15/15                               1,300,000      1,334,125
      Northwest Airlines, Ser 02-1G
         6.264%, 11/20/21                               1,423,841      1,429,252
      Union Pacific
         5.450%, 01/31/13                                 935,000        998,417
                                                                    ------------
                                                                       6,488,549
                                                                    ------------
   INFORMATION TECHNOLOGY - 1.2%
      International Business Machines
         7.500%, 06/15/13                                 500,000        561,940
      Xerox (D)
         1.081%, 05/16/14                               1,000,000      1,006,053
                                                                    ------------
                                                                       1,567,993
                                                                    ------------
   MATERIALS - 4.0%
      Dow Chemical
         4.850%, 08/15/12                               1,000,000      1,041,411
      Praxair
         3.950%, 06/01/13                               1,040,000      1,102,677
      Rio Tinto Alcan
         5.200%, 01/15/14                               1,250,000      1,370,291
      Teck Resources
         7.000%, 09/15/12                               1,743,000      1,845,832
                                                                    ------------
                                                                       5,360,211
                                                                    ------------
   TELECOMMUNICATION SERVICES - 5.5%
      AT&T
         5.875%, 08/15/12                               1,250,000      1,316,429
      Cellco Partnership/Verizon
         Wireless Capital
         5.550%, 02/01/14                               2,000,000      2,208,480
      Telefonica Emisiones SAU
         3.992%, 02/16/16                               1,500,000      1,506,411
      Thomson Reuters
         5.950%, 07/15/13                               1,000,000      1,091,190
      Verizon Communications, Inc.
         1.950%, 03/28/14                               1,200,000      1,230,401
                                                                    ------------
                                                                       7,352,911
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 3.6%
      Consolidated Natural Gas
         5.000%, 03/01/14                            $  1,000,000   $  1,094,825
      Exelon Generation
         5.350%, 01/15/14                               1,482,000      1,609,390
      Firstenergy, Ser B
         6.450%, 11/15/11                                 500,000        507,746
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                                 500,000        528,944
         Ser D
         5.000%, 02/15/14                                 500,000        543,990
      Southern California Edison
         5.750%, 03/15/14                                 500,000       561,044
                                                                    ------------
                                                                       4,845,939
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $67,449,805)                                          68,291,654
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.4%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                  39,815         42,525
         6.000%, 09/01/13                                   9,912         10,646
         6.000%, 04/01/14                                  21,933         23,308
         6.000%, 05/01/14                                  91,504         97,257
         6.000%, 05/01/14                                  20,589         22,373
         6.000%, 05/01/14                                  15,683         17,042
         6.000%, 05/01/14                                  11,640         12,648
         6.000%, 07/01/14                                  84,846         89,184
         6.000%, 10/01/16                                  80,831         87,985
         6.000%, 04/01/17                                 282,396        307,918
         6.000%, 04/01/29                                  80,841         89,970
         6.000%, 04/01/38                                 464,515        515,083
         5.500%, 07/01/15                                 225,049        242,997
         5.500%, 03/01/17                                  88,304         94,879
         5.500%, 12/01/17                                   8,516          9,211
         5.500%, 02/01/18                                 105,976        114,409
         5.500%, 11/01/18                                  10,103         10,914
         5.500%, 10/01/32                                 598,988        654,274
         5.500%, 12/01/34                                 385,322        420,887
         5.000%, 10/01/18                                 305,167        327,437
         5.000%, 07/01/20                                 131,336        142,022
         5.000%, 06/01/25                                 727,775        781,075
      FHLMC, ARM
         4.983%, 06/01/39                                 573,970        612,141
         2.657%, 03/01/35                                 214,789        227,313
         2.652%, 11/01/35                               1,442,534      1,519,105
         2.569%, 10/01/36                               1,554,581      1,632,505
         2.489%, 01/01/34                                 294,274        308,463
         2.489%, 12/01/34                               1,491,461      1,564,508
      FNMA
         8.000%, 06/01/30                                   4,043          4,757
         8.000%, 11/01/30                                   2,757          3,249

        The accompanying notes are an integral part of the financial statements.

116 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         6.500%, 06/01/16                                  39,416         43,271
         6.500%, 07/01/16                              $   27,317   $     29,989
         6.500%, 11/01/16                                  25,515         28,011
         6.500%, 01/01/17                                  29,141         31,991
         6.500%, 02/01/17                                  10,911         11,979
         6.500%, 04/01/17                                  41,960         46,064
         6.500%, 07/01/17                                  36,610         40,191
         6.000%, 04/01/16                                 136,584        148,428
         6.000%, 04/01/16                                 307,177        333,239
         6.000%, 05/01/16                                 320,898        348,726
         6.000%, 05/01/16                                 130,568        141,646
         6.000%, 06/01/16                                  16,039         17,430
         6.000%, 08/01/16                                  29,191         31,723
         6.000%, 10/01/16                                  71,824         78,052
         6.000%, 05/01/18                                 205,748        223,590
         5.500%, 07/01/14                                  83,003         89,999
         5.500%, 09/01/14                                 123,526        133,937
         5.500%, 08/01/15                                 286,114        310,229
         5.500%, 12/01/16                                  35,940         38,992
         5.500%, 01/01/17                                 259,146        281,150
         5.500%, 09/01/17                                 363,321        392,093
         5.500%, 09/01/17                                  42,331         45,952
         5.500%, 10/01/17                                  60,405         65,188
         5.500%, 11/01/17                                 101,714        109,703
         5.500%, 12/01/17                                  61,585         66,496
         5.500%, 02/01/18                                   7,291          7,928
         5.500%, 04/01/18                                  16,089         17,496
         5.500%, 10/01/18                                  18,913         20,530
         5.500%, 12/01/18                                 695,295        754,333
         5.500%, 09/01/34                                 775,566        846,787
         5.500%, 01/01/35                                 500,656        546,788
         5.000%, 07/01/14                                  22,041         23,680
         5.000%, 05/01/18                                  17,922         19,378
         5.000%, 06/01/18                                  67,580         73,068
      FNMA, ARM
         2.781%, 09/01/33                                 159,571        167,793
         2.768%, 08/01/27                                  26,567         26,912
         2.413%, 06/01/34                               1,302,397      1,367,318
         2.390%, 01/01/36                                 955,808      1,005,131
         1.983%, 01/01/35                                 458,348        479,666
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                                  99,465        103,832
      GMNA, CMO
         Ser 2004-43, Cl C (D)
         5.008%, 12/16/25                                 500,000        537,062
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $18,425,077)                                           19,071,856
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 8.0%
--------------------------------------------------------------------------------
      Banc of America
         Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                              $   13,068   $     13,070
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                  44,658         44,734
         Ser 2005-2, Cl A4 (D)
         4.783%, 07/10/43                               1,894,395      1,927,331
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                                 393,742        397,601
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                 503,448        503,760
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                 472,688        487,207
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                 287,380        298,283
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                 523,757        537,176
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                               1,337,984      1,380,770
      Greenwich Capital Commercial
         Funding,
         Ser 2004-GG1, Cl A5
         4.883%, 06/10/36                                   2,442          2,440
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                  52,807         53,765
      Merrill Lynch Mortgage Investors
         Trust, Ser 2005-A2, Cl A4 (D)
         2.622%, 02/25/35                                 180,267        173,735
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                 310,000        327,705
      Morgan Stanley Dean Witter
         Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                  79,206         79,178
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                                 477,009        487,867
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                 858,314        879,157

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 117

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                              $  452,242   $    451,922
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                 376,147        376,635
      Washington Mutual,
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                 133,510        120,718
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                               1,010,291      1,033,951
         Ser 2003-M, Cl A1 (D)
         4.688%, 12/25/33                                 458,012        461,971
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                 534,097        551,524
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $10,540,228)                                           10,590,500
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 17.4%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                               2,000,000      2,035,431
      Avis Budget Rental Car Funding
         AESOP, Ser 2011-1A, Cl A (A)
         1.850%, 09/20/13                               1,500,000      1,511,325
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                               1,000,000      1,006,704
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                                 238,912        243,040
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                               2,200,000      2,367,706
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                               1,459,610      1,579,369
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.257%, 12/15/14                               1,500,000      1,499,329
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                                 851,541        889,513
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                               1,400,000      1,408,896

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Massachusetts RRB Special
         Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                              $  989,506   $  1,044,971
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                                 155,132        155,862
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                               1,000,000      1,041,908
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                 289,743        294,465
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                                  49,120         50,011
      Public Service New Hampshire
         Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                                 780,128        819,781
      SLM Student Loan Trust, (D)
         Ser 2011-2, Cl A1
         0.787%, 11/25/27                               1,972,810      1,970,297
         Ser 2011-A, Cl A1 (A) (D)
         1.187%, 10/15/24                               2,253,949      2,260,246
      Volkswagen Auto Loan Enhanced
         Trust, Ser 2011-1, Cl A3
         1.220%, 06/22/15                               1,500,000      1,511,053
      World Omni Auto Receivables
         Trust, Ser 2011-A, Cl A4
         1.910%, 04/15/16                               1,425,000      1,450,217
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $23,057,802)                                          23,140,124
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 2.8%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         1.500%, 06/30/16                                 750,000        755,745
         1.375%, 09/15/12                               2,000,000      2,024,062
         1.000%, 10/31/11                               1,000,000      1,002,031
                                                                    ------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $3,750,776)                                             3,781,838
                                                                    ------------

--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 2.4%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.4%
      California State, GO (D)
         5.650%, 04/01/39                               1,500,000      1,610,970
      University of California Revenue,
         Build America Bonds,
         Taxable, RB (D)
         1.988%, 05/15/50                               1,500,000      1,528,440
                                                                    ------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $3,079,298)                                             3,139,410
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

118 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          2,752,054   $   2,752,054
                                                                   -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,752,054)                                             2,752,054
                                                                   -------------
   TOTAL INVESTMENTS - 98.5%
      (Cost $129,055,040)                                            130,767,436
                                                                   -------------
   OTHER ASSETS & LIABILITIES, NET - 1.5%                              1,937,658
                                                                   -------------
   NET ASSETS - 100.0%                                             $ 132,705,094
                                                                   =============

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF JULY 31, 2011 WAS $11,574,424 AND REPRESENTED 8.7% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $135,000, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                           LEVEL 2         LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/11        PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Corporate Obligations                                   $ 68,291,654   $         --   $ 68,291,654   $         --
   U.S. Government Agency Mortgage-Backed Obligations        19,071,856             --     19,071,856             --
   Mortgage-Backed Securities                                10,590,500             --     10,590,500             --
   Asset-Backed Securities                                   23,140,124             --     23,140,124             --
   U.S. Treasury Obligations                                  3,781,838             --      3,781,838             --
   Taxable Municipal Bonds                                    3,139,410             --      3,139,410             --
   Registered Investment Company                              2,752,054      2,752,054             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $130,767,436   $  2,752,054   $128,015,382   $         --
                                                           ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 119

SCHEDULE OF INVESTMENTS
JULY 31, 2011

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.9%
--------------------------------------------------------------------------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8
         7.000%, 04/01/21 (A)                     $    910,000   $     1,206,032
                                                                 ---------------
   PUERTO RICO - 24.8%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured, Unrefunded
         Balance
         5.250%, 07/01/27 (A)                          755,000           755,076
         5.125%, 07/01/30 (A)                        1,215,000         1,208,390
         GO, National-RE Insured
         5.650%, 07/01/15                            2,240,000         2,467,024
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                            1,020,000         1,082,618
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                            1,130,000         1,230,807
      Puerto Rico Commonwealth
         Highway & Transportation
         Authority, Grant Anticipation
         Revenue, RB, National-RE Insured
         5.000%, 09/15/20 (A)                          780,000           787,379
         Highway Revenue, Ser AA, RB,
         AGM Insured (A)
         4.950%, 07/01/26                            1,500,000         1,512,840
         Transportation Revenue, Ser E,
         RB, AGM Insured
         5.500%, 07/01/23                            1,120,000         1,198,848
         Transportation Revenue,
         Ser N, RB
         5.500%, 07/01/23                            1,120,000         1,165,662
      Puerto Rico Commonwealth
         Infrastructure Financing
         Authority, Special Tax
         Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                            1,385,000         1,542,530
         FGIC Insured
         5.500%, 07/01/21                              945,000         1,000,471
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                          300,000           307,230
         5.000%, 07/01/37 (A)                        1,700,000         1,592,169
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                        1,000,000         1,065,690
         Ser WW, RB
         5.500%, 07/01/38 (A)                        2,500,000         2,509,850
         Ser XX, RB (A)
         4.625%, 07/01/25                            2,100,000         2,050,440

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
      Puerto Rico Municipal
         Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                     $    880,000   $       862,039
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                            1,000,000         1,018,730
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities, Ser H,
         RB, AMBAC, Commonwealth
         Guaranteed
         5.500%, 07/01/17                            1,250,000         1,361,512
         Ser L, RB, XLCA, Commonwealth
         Guaranteed
         5.500%, 07/01/21                              500,000           525,310
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                        2,500,000         2,528,725
         5.750%, 08/01/37 (A)                        1,400,000         1,437,870
         6.375%, 08/01/39 (A)                        3,000,000         3,199,890
         6.000%, 08/01/42 (A)                        1,000,000         1,044,470
         6.500%, 08/01/44 (A)                        2,000,000         2,139,960
                                                                 ---------------
                                                                      35,595,530
                                                                 ---------------
   VIRGIN ISLANDS - 5.4%
      Virgin Islands Public Finance
         Authority, Gross Receipts Taxes
         Loan Notes, RB, National-RE
         FGIC Insured
         5.000%, 10/01/21 (A)                        2,000,000         2,063,140
         5.000%, 10/01/23 (A)                        1,000,000         1,014,000
         5.000%, 10/01/24 (A)                        2,500,000         2,521,325
         5.000%, 10/01/27 (A)                        2,000,000         1,984,540
      Virgin Islands Water & Power
         Authority, Water Systems
         Revenue, Refunding, Asset
         Guarantee, RB, National-RE-
         IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                           85,000            85,246
                                                                 ---------------
                                                                       7,668,251
                                                                 ---------------
   WISCONSIN - 67.9%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts
         Project, Ser A, RB, LOC
         Associated Bank N.A.
         4.750%, 09/01/17 (A)                          360,000           360,544
         4.850%, 09/01/19 (A)                          435,000           435,513

        The accompanying notes are an integral part of the financial statements.

120 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon, Community
         Development Authority, Lease
         Revenue, Refunding, Arena
         Project, RB
         4.700%, 06/01/15 (A)                     $    500,000   $       516,265
         5.050%, 06/01/19 (A)                        1,030,000         1,056,924
         5.200%, 06/01/22 (A)                          500,000           512,640
         5.000%, 06/01/23 (A)                          925,000           945,406
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                          345,000           364,765
         4.750%, 03/01/22 (A)                          300,000           314,838
         5.000%, 03/01/25 (A)                          650,000           681,499
      Burlington, Community
         Development Authority,
         Lease Revenue, RB
         4.000%, 04/01/16 (A)                          200,000           211,506
         4.100%, 04/01/17 (A)                          750,000           779,700
      Cudahy, Community Development
         Authority, Redevelopment Lease
         Revenue, RB
         4.000%, 06/01/12                              100,000           101,947
         3.650%, 06/01/13                              200,000           205,636
         4.250%, 06/01/17 (A)                          500,000           529,030
      Delafield, Community Development
         Authority, Redevelopment
         Revenue, St. Johns
         Northwestern Military, RB
         4.150%, 06/01/25 (A)                          250,000           261,383
         4.250%, 06/01/26 (A)                          330,000           345,424
         4.600%, 06/01/30 (A)                          600,000           627,246
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                              290,000           281,868
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                        1,500,000         1,540,905
         4.750%, 10/01/27 (A)                        1,000,000         1,013,880
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                        1,000,000         1,020,610
         4.750%, 09/01/17 (A)                        1,250,000         1,254,475
         4.500%, 09/01/18 (A)                        2,000,000         2,028,780
         4.875%, 09/01/19 (A)                        1,000,000         1,003,670
         Tax Increment District No. 7,
         Ser B, RB
         3.850%, 09/01/20 (A)                        2,250,000         2,301,772

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Green Bay, Redevelopment
         Authority, Bellin Memorial
         Hospital Project, RB
         6.000%, 12/01/29 (A)                     $  1,000,000   $     1,038,890
         6.150%, 12/01/32 (A)                        1,000,000         1,038,680
         Ser A
         5.500%, 02/15/21 (A)                          400,000           402,496
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                        1,000,000         1,016,560
         4.300%, 06/01/29 (A)                        1,000,000         1,009,500
      Madison, Community
         Development Authority
         Revenue, Wisconsin
         Alumni Research Fund
         Project, RB
         5.000%, 10/01/27 (A)                          925,000         1,021,339
         5.000%, 10/01/28 (A)                          250,000           274,178
         5.000%, 10/01/34 (A)                        4,500,000         4,733,595
      Middleton, Community
         Development Authority,
         Lease Revenue, Ser A, RB
         4.350%, 10/01/12 (A)                        1,630,000         1,708,403
         4.550%, 10/01/12 (A)                          500,000           525,210
      Milwaukee, Redevelopment
         Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                          500,000           500,000
         4.800%, 08/01/16 (A)                          500,000           500,000
         4.850%, 08/01/17 (A)                          500,000           500,000
         4.950%, 08/01/20 (A)                        1,250,000         1,250,000
         4.500%, 08/01/23 (A)                          110,000           113,807
         4.700%, 08/01/25 (A)                          110,000           114,156
         5.000%, 08/01/30 (A)                        2,000,000         2,078,780
      Milwaukee, Redevelopment
         Authority, Development
         Revenue, Refunding,
         Marquette University Project,
         RB, XLCA Insured
         4.150%, 11/01/16 (A)                        1,275,000         1,296,802
         4.250%, 11/01/17 (A)                        1,000,000         1,013,160
         4.350%, 11/01/18 (A)                          500,000           505,045
      Milwaukee, Redevelopment
         Authority, Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                          500,000           505,320
         4.600%, 08/01/22 (A)                          500,000           509,125
         RB, AMBAC Insured
         3.250%, 08/01/11                              500,000           500,000

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 121

SCHEDULE OF INVESTMENTS
JULY 31, 2011

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         3.650%, 08/01/13                         $  2,000,000   $     2,090,220
         3.800%, 08/01/14 (A)                        1,000,000         1,042,410
         4.000%, 08/01/16 (A)                        1,000,000         1,035,530
         4.100%, 08/01/17 (A)                        1,000,000         1,027,790
         4.125%, 08/01/18 (A)                        2,010,000         2,052,672
      Milwaukee, Redevelopment
         Authority, Redevelopment
         Revenue, YMCA Greater
         Milwaukee, Ser A, RB, LOC
         Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                          360,000           360,169
         5.300%, 06/01/29 (A)                        1,800,000         1,781,442
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                          175,000           178,342
         5.200%, 06/01/29 (A)                          355,000           352,554
      Monroe, Redevelopment Authority,
         Development Revenue,
         Monroe Clinic, Inc., RB
         5.875%, 02/15/39 (A)                        1,350,000         1,351,188
      Neenah, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.300%, 12/01/20 (A)                        1,000,000         1,023,930
         5.125%, 12/01/23 (A)                        1,000,000         1,065,470
         4.625%, 12/01/28 (A)                          600,000           615,528
         4.700%, 12/01/28 (A)                        1,250,000         1,268,763
         4.750%, 12/01/32 (A)                          400,000           404,912
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                          100,000           102,301
         3.900%, 10/01/14 (A)                          100,000           103,395
         4.000%, 10/01/15                              100,000           103,262
         4.150%, 10/01/16 (A)                          200,000           206,042
      Oshkosh, Housing Authority, VNA
         Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                           90,000            90,046
         5.750%, 09/20/38 (A)                        1,260,000         1,260,403
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                        1,000,000         1,000,200
      Southeast Wisconsin Professional
         Baseball Park District, League,
         Capital Appreciation, COP, ETM,
         National-RE Insured
         0.000%, 12/15/15                              970,000           921,025
         0.000%, 12/15/17                            1,000,000           885,450

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                         $    525,000   $       534,287
         5.500%, 12/15/18                              250,000           302,037
         5.500%, 12/15/19                            2,000,000         2,411,820
         5.500%, 12/15/26                            4,510,000         4,884,330
         5.100%, 12/15/29 (A)                          285,000           291,854
      Sun Prairie, Community
         Development Authority,
         Lease Revenue, RB
         4.400%, 08/01/20 (A)                          150,000           151,828
         4.500%, 08/01/21 (A)                          150,000           151,710
         Tax Incremental District
         No. 8, RB
         4.300%, 08/01/21 (A)                          975,000           986,778
         4.350%, 08/01/22 (A)                          975,000           982,469
      Waukesha, Redevelopment
         Authority, Avalon Square
         Project, Ser A, RB, GNMA
         Collateralized
         5.000%, 06/20/21 (A)                        1,000,000         1,020,950
      Waukesha, Redevelopment
         Authority, Weldall
         Manufacturing Inc. Project,
         RB, LOC Harris N.A.
         4.200%, 12/01/24 (A)                          150,000           151,883
         4.500%, 12/01/30 (A)                        1,200,000         1,218,660
      West Bend, Redevelopment
         Authority, Lease Revenue, RB
         4.500%, 10/01/23 (A)                          250,000           255,603
         4.550%, 10/01/24 (A)                          250,000           255,018
         4.600%, 10/01/25 (A)                          150,000           152,663
         4.650%, 10/01/28 (A)                          250,000           252,435
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                          500,000           521,830
         4.250%, 10/01/17 (A)                          200,000           206,868
         4.350%, 10/01/18 (A)                          500,000           507,915
         4.400%, 10/01/18 (A)                          500,000           514,390
         5.250%, 10/01/20 (A)                          445,000           464,567
         4.500%, 10/01/21 (A)                          100,000           104,143
         4.700%, 10/01/21 (A)                        1,230,000         1,258,942
         4.625%, 10/01/25 (A)                          825,000           829,125
         Guaranty Agreement:
         Associated Trust Co.
         4.450%, 10/01/19 (A)                          500,000           506,035
         Ser B, RB
         4.750%, 10/01/22 (A)                          130,000           132,475
         4.750%, 10/01/23 (A)                          140,000           141,960

        The accompanying notes are an integral part of the financial statements.

122 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Winnebago County, Housing
         Authority, Housing Revenue,
         Ser A, RB
         6.875%, 03/01/12 (A)                     $     25,000   $        25,090
         7.125%, 03/01/22 (A)                          380,000           381,372
      Wisconsin Center District,
         Capital Appreciation, Senior
         Dedicated Tax Revenue, Ser A,
         RB, National-RE Insured
         0.000%, 12/15/26                            2,500,000         1,166,625
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, AGM Insured
         5.250%, 12/15/23                            2,585,000         2,903,343
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                        1,500,000         1,538,775
         5.000%, 09/01/24 (A)                          110,000           110,028
         4.600%, 03/01/25 (A)                        1,200,000         1,184,460
         Ser A
         4.300%, 03/01/22 (A)                          225,000           223,670
         4.450%, 03/01/25 (A)                          300,000           291,645
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB
         GO of Authorization
         5.375%, 11/01/30 (A)                        2,145,000         2,181,486
         Ser A, RB (C)
         4.250%, 12/01/35 (A)                        1,500,000         1,525,470
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                        1,000,000           962,250
         4.400%, 05/01/37 (A)                          500,000           446,465
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                          275,000           278,751
         4.900%, 11/01/35 (A)                        1,650,000         1,604,246
      Wisconsin Housing Finance
         Authority, RB, FHA
         Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                              925,000         1,076,774
         RB, National-RE FHA
         Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                              875,000         1,018,570
                                                                 ---------------
                                                                      97,285,911
                                                                 ---------------
      TOTAL MUNICIPAL BONDS
         (Cost $139,260,336)                                         141,755,724
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.9%
--------------------------------------------------------------------------------
      TFIT Tax-Free Cash Reserve
         Portfolio                                   2,714,308   $     2,714,308
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT
         COMPANY
         (Cost $2,714,308)                                             2,714,308
                                                                 ---------------
   TOTAL INVESTMENTS - 100.8%
      (Cost $141,974,644)                                            144,470,032
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (0.8)%                           (1,092,077)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   143,377,955
                                                                 ===============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
RB    - REVENUE BOND
SER   - SERIES
XLCA  - XL CAPITAL ASSURANCE

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 123

SCHEDULE OF INVESTMENTS
JULY 31, 2011

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                           LEVEL 2         LEVEL 3
                                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED      OBSERVABLE     UNOBSERVABLE
                                                             07/31/11        PRICE         INPUTS          INPUTS
                                                           ------------   ------------   ------------   ------------
   Municipal Bonds                                         $141,755,724   $         --   $141,755,724   $         --
   Registered Investment Company                              2,714,308      2,714,308             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $144,470,032   $  2,714,308   $141,755,724   $         --
                                                           ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

124 HIGHMARK(R) FUNDS

                       This Page Left Blank Intentionally.

                                                           HIGHMARK(R) FUNDS 125

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                                                                          COGNITIVE
                                                                                          BALANCED          VALUE
                                                                                            FUND            FUND
                                                                                       -------------    -------------
ASSETS:
   Investments, at Value + .........................................................   $  23,592,681    $  92,519,747
   Repurchase Agreements, at Value + ...............................................       1,935,003          843,830
   Cash ............................................................................              --               --
   Receivable for Investments Sold .................................................         285,307        3,187,732
   Receivable for Fund Shares Sold .................................................          24,445        1,463,119
   Accrued Income ..................................................................          72,025           50,554
   Prepaid Expenses ................................................................          24,148           19,384
   Reclaims Receivable .............................................................             162            1,196
   Deferred Compensation ...........................................................           1,887            7,025
   Due from Adviser, net ...........................................................              --               --
                                                                                       -------------    -------------
      TOTAL ASSETS .................................................................      25,935,658       98,092,587
                                                                                       -------------    -------------
LIABILITIES:
   Payable for Investments Purchased ...............................................              --        3,445,608
   Payable for Fund Shares Redeemed ................................................         293,335               --
   Investment Adviser Fees Payable .................................................           3,576           61,967
   Administration Fees Payable .....................................................           3,363           12,520
   Chief Compliance Officer Fees Payable ...........................................             334              334
   Custodian Fees Payable ..........................................................             140              522
   Audit Fees Payable ..............................................................          26,140           24,182
   Deferred Compensation Payable ...................................................           1,887            7,025
   Shareholder Servicing Fees Payable ..............................................           3,268              629
   Transfer Agent Fees Payable .....................................................           3,441            4,542
   Printing Fees Payable ...........................................................           1,176            4,092
   Trustees Fees Payable ...........................................................             150              523
   Accrued Distribution Fees .......................................................           2,214              719
   Variation Margin Payable ........................................................              --               --
   Accrued Expenses and Other Payables .............................................           3,740            4,404
                                                                                       -------------    -------------
      TOTAL LIABILITIES ............................................................         342,764        3,567,067
                                                                                       -------------    -------------
         NET ASSETS ................................................................   $  25,592,894    $  94,525,520
                                                                                       =============    =============
NET ASSETS:
   Paid-in Capital (unlimited authorized--no par value) ............................   $  22,597,325    $  92,647,773
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ...........          12,964          260,195
   Accumulated Net Realized Gain (Loss) on Investments, Written Option Contracts and
      Futures Contracts ............................................................      (1,076,897)      (2,858,994)
   Net Unrealized Appreciation (Depreciation) on Investments and Futures
     Contracts .....................................................................       4,059,502        4,476,546
                                                                                       -------------    -------------
         NET ASSETS ................................................................   $  25,592,894    $  94,525,520
                                                                                       =============    =============
   + Cost of Investments and Repurchase Agreements .................................   $  21,468,182    $  88,887,031

*     Represents margin deposit for futures contracts.

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

126 HIGHMARK(R) FUNDS

                                                                                                        GENEVA        GENEVA
                                                  CORE        ENHANCED       EQUITY     FUNDAMENTAL     MID CAP     SMALL CAP
                                                 EQUITY        GROWTH        INCOME       EQUITY        GROWTH        GROWTH
                                                  FUND          FUND          FUND         FUND          FUND          FUND
                                              ------------  ------------  ------------  -----------  ------------  ------------
ASSETS:
   Investments, at Value + .................  $ 56,098,618  $ 89,935,398  $ 18,685,318  $17,916,356  $450,428,457  $ 23,554,230
   Repurchase Agreements, at Value + .......       952,661       184,948            --           --            --            --
   Cash ....................................        64,000*           --         8,000*          --            --            --
   Receivable for Investments Sold .........            --       348,887            --      308,300     2,834,502            --
   Receivable for Fund Shares Sold .........        26,861        32,217        93,761           --       769,692        84,727
   Accrued Income ..........................        66,157        23,811        27,191       12,124        63,987         4,988
   Prepaid Expenses ........................        23,427        19,564        22,002       20,946        32,873        19,377
   Reclaims Receivable .....................            --           609            --          739            --            --
   Deferred Compensation ...................         4,425         6,728         1,383        1,505        33,518         1,804
   Due from Adviser, net ...................            --            --         2,567           --            --            --
                                              ------------  ------------  ------------  -----------  ------------  ------------
      TOTAL ASSETS .........................    57,236,149    90,552,162    18,840,222   18,259,970   454,163,029    23,665,126
                                              ------------  ------------  ------------  -----------  ------------  ------------
LIABILITIES:
   Payable for Investments Purchased .......            --            --            --           --     3,463,611            --
   Payable for Fund Shares Redeemed ........        29,329        30,000            --          957       354,885            --
   Investment Adviser Fees Payable .........        23,946        56,361            --        2,728       279,840        12,711
   Administration Fees Payable .............         7,886        11,990         2,465        2,682        59,733         3,214
   Chief Compliance Officer Fees Payable ...           334           334           334          334           334           334
   Custodian Fees Payable ..................           329           500           103          112         2,491           134
   Audit Fees Payable ......................        24,003        24,173        23,771       23,795        25,631        23,786
   Deferred Compensation Payable ...........         4,425         6,728         1,383        1,505        33,518         1,804
   Shareholder Servicing Fees Payable ......         5,946           349         2,286        1,211        55,569         2,710
   Transfer Agent Fees Payable .............         3,507         4,491         5,996        1,528        49,743         2,481
   Printing Fees Payable ...................         2,793         4,427           762          894        14,696           755
   Trustees Fees Payable ...................           364           567            97          114         1,877            96
   Accrued Distribution Fees ...............         1,301           651         5,209           27        82,907         3,837
   Variation Margin Payable ................         6,720            --           840           --            --            --
   Accrued Expenses and Other Payables .....         3,291         4,154         2,355        2,336         7,698         2,217
                                              ------------  ------------  ------------  -----------  ------------  ------------
      TOTAL LIABILITIES ....................       114,174       144,725        45,601       38,223     4,432,533        54,079
                                              ------------  ------------  ------------  -----------  ------------  ------------
         NET ASSETS ........................  $ 57,121,975  $ 90,407,437  $ 18,794,621  $18,221,747  $449,730,496  $ 23,611,047
                                              ============  ============  ============  ===========  ============  ============
NET ASSETS:
   Paid-in Capital (unlimited
      authorized--no par value) ............  $ 73,358,374  $ 77,143,182  $ 25,610,500  $16,596,519  $337,595,691  $ 19,672,112
   Undistributed Net Investment
      Income/(Accumulated Net
      Investment Loss) .....................        10,804       (60,079)        1,714       48,166            --            --
   Accumulated Net Realized Gain
      (Loss) on Investments,
      Written Option Contracts and
      Futures Contracts ....................   (19,425,707)  (14,874,589)   (9,180,467)    (942,898)    9,447,171       842,594
   Net Unrealized Appreciation
      (Depreciation) on Investments
      and Futures Contracts ................     3,178,504    28,198,923     2,362,874    2,519,960   102,687,634     3,096,341
                                              ------------  ------------  ------------  -----------  ------------  ------------
         NET ASSETS ........................  $ 57,121,975  $ 90,407,437  $ 18,794,621  $18,221,747  $449,730,496  $ 23,611,047
                                              ============  ============  ============  ===========  ============  ============
   + Cost of Investments and Repurchase
     Agreements ............................  $ 53,843,684  $ 61,921,423  $ 16,317,751  $15,396,396  $347,740,823  $ 20,457,889

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 127

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                                                       COGNITIVE
                                                                       BALANCED          VALUE
                                                                         FUND             FUND
                                                                    --------------   --------------
FIDUCIARY SHARES:
   Net Assets ...................................................   $   18,267,117   $    5,075,223
   Shares of beneficial interest outstanding ....................        1,311,267          441,281
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ....   $        13.93   $        11.50
                                                                    ==============   ==============
CLASS A SHARES:
   Net Assets ...................................................   $    6,341,488   $      961,056
   Shares of beneficial interest outstanding ....................          456,264           83,533
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ..............   $        13.90   $        11.51
                                                                    --------------   --------------
      Maximum Offering Price Per Share (B) ......................   $        14.71   $        12.18
                                                                    ==============   ==============
CLASS B SHARES:
   Net Assets ...................................................   $      130,321              N/A
   Shares of beneficial interest outstanding ....................            9,405              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $        13.86              N/A
                                                                    ==============   ==============
CLASS C SHARES:
   Net Assets ...................................................   $      853,968   $      567,831
   Shares of beneficial interest outstanding ....................           61,833           50,693
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $        13.81   $        11.20
                                                                    ==============   ==============
CLASS M SHARES:
   Net Assets ...................................................              N/A   $   87,921,410
   Shares of beneficial interest outstanding ....................              N/A        7,639,793
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ....              N/A   $        11.51
                                                                    ==============   ==============

N/A   Not Applicable

(A) Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

128 HIGHMARK(R) FUNDS

                                                                                                              GENEVA       GENEVA
                                                          CORE        ENHANCED     EQUITY     FUNDAMENTAL     MID CAP     SMALL CAP
                                                         EQUITY        GROWTH      INCOME        EQUITY       GROWTH       GROWTH
                                                          FUND          FUND        FUND          FUND         FUND         FUND
                                                      ------------  -----------  -----------  -----------  ------------  -----------
FIDUCIARY SHARES:
   Net Assets ......................................  $ 53,369,484  $ 1,980,407  $ 5,532,039  $18,182,021  $215,698,880  $12,477,289
   Shares of beneficial interest outstanding .......     6,285,675      176,852      600,827      874,109     9,439,615      401,988
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (A) ...................................  $       8.49  $     11.20  $      9.21  $     20.80  $      22.85  $     31.04
                                                      ============  ===========  ===========  ===========  ============  ===========
CLASS A SHARES:
   Net Assets ......................................  $  3,027,452  $ 1,973,765  $ 9,259,221  $    12,601  $195,872,031  $ 9,000,251
   Shares of beneficial interest outstanding .......       357,343      179,766    1,008,553          609     8,624,125      291,578
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (A) ..............................................  $       8.47  $     10.98  $      9.18  $     20.71  $      22.71  $     30.87
                                                      ------------  -----------  -----------  -----------  ------------  -----------

      Maximum Offering Price Per Share (B) .........  $       8.96  $     11.62  $      9.71  $     21.92  $      24.03  $     32.67
                                                      ============  ===========  ===========  ===========  ============  ===========
CLASS B SHARES:
   Net Assets ......................................  $     85,532          N/A  $ 1,572,309          N/A  $  5,579,204          N/A
   Shares of beneficial interest outstanding .......        10,320          N/A      170,764          N/A       269,462          N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...  $       8.29          N/A  $      9.21          N/A  $      20.70          N/A
                                                      ============  ===========  ===========  ===========  ============  ===========
CLASS C SHARES:
   Net Assets ......................................  $    639,507  $   271,742  $ 2,431,052  $    27,125  $ 32,580,381  $ 2,133,507
   Shares of beneficial interest outstanding .......        77,573       25,503      266,124        1,317     1,554,729       69,976
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...  $       8.24  $     10.66  $      9.14  $     20.60  $      20.96  $     30.49
                                                      ============  ===========  ===========  ===========  ============  ===========
CLASS M SHARES:
   Net Assets ......................................           N/A  $86,181,523          N/A          N/A           N/A          N/A
   Shares of beneficial interest outstanding .......           N/A    7,690,056          N/A          N/A           N/A          N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (A) ...................................           N/A  $     11.21          N/A          N/A           N/A          N/A
                                                      ============  ===========  ===========  ===========  ============  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 129

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                                                             INTERNATIONAL        LARGE CAP
                                                                                             OPPORTUNITIES         GROWTH
                                                                                                 FUND               FUND
                                                                                             -------------      -------------
ASSETS:
   Investments, at Value + ...............................................................   $ 254,688,223*     $  77,847,449
   Repurchase Agreements, at Value + .....................................................       3,000,000                 --
   Affiliated Investments, at Value ++ ...................................................              --                 --
   Cash ..................................................................................              --                 --
   Foreign Currency ......................................................................          51,142***              --
   Receivable for Investments Sold .......................................................              --            755,124
   Receivable for Fund Shares Sold .......................................................           3,208            170,906
   Accrued Income ........................................................................         208,075             31,517
   Prepaid Expenses ......................................................................          23,081             25,062
   Reclaims Receivable ...................................................................         103,694                 --
   Deferred Compensation .................................................................          18,214              6,049
   Due from Adviser, net .................................................................              --                 --
                                                                                             -------------      -------------
      TOTAL ASSETS .......................................................................     258,095,637         78,836,107
                                                                                             -------------      -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ..............................................       5,679,199                 --
   Payable for Investments Purchased .....................................................         323,289                 --
   Payable for Fund Shares Redeemed ......................................................          80,674            152,261
   Due to Custodian ......................................................................              --                 --
   Investment Adviser Fees Payable .......................................................         208,162             34,269
   Administration Fees Payable ...........................................................          32,459             10,781
   Chief Compliance Officer Fees Payable .................................................             334                334
   Custodian Fees Payable ................................................................          18,414                450
   Audit Fees Payable ....................................................................          40,018             24,144
   Deferred Compensation Payable .........................................................          18,214              6,049
   Shareholder Servicing Fees Payable ....................................................          14,859              9,778
   Transfer Agent Fees Payable ...........................................................          10,015             12,163
   Printing Fees Payable .................................................................          11,818              4,046
   Trustees Fees Payable .................................................................           1,513                525
   Accrued Distribution Fees .............................................................           3,116              7,704
   Variation Margin Payable ..............................................................              --                 --
   Accrued Expenses and Other Payables ...................................................         306,470              3,552
   Unrealized Depreciation on Foreign Currency Contracts (1) .............................           2,288                 --
                                                                                             -------------      -------------
      TOTAL LIABILITIES ..................................................................       6,750,842            266,056
                                                                                             -------------      -------------
         NET ASSETS ......................................................................   $ 251,344,795      $  78,570,051
                                                                                             =============      =============
NET ASSETS:
   Paid-in Capital (unlimited authorized--no par value) ..................................   $ 251,768,239      $  76,458,525
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .................       4,383,125             87,672
   Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated
      Funds, Forward Foreign Currency Contracts, Futures Contracts, Foreign Currency
      Transactions and Capital Gain Distributions Received ...............................     (44,800,280)       (15,733,481)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments in
      Affiliated Funds, Forward Foreign Currency Contracts, Futures Contracts and
      Foreign Currency Transactions ......................................................      39,993,711         17,757,335
                                                                                             -------------      -------------
      NET ASSETS .........................................................................   $ 251,344,795      $  78,570,051
                                                                                             =============      =============
   +   Cost of Investments and Repurchase Agreements .....................................   $ 217,707,262      $  60,090,114
   ++  Cost of Affiliated Investments ....................................................   $          --      $          --
   *   Includes Market Value of Securities on Loan .......................................   $   5,415,122      $          --

   **  Represents margin deposits for futures contracts.
   *** Cost of foreign currency is $51,135.

      Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The primary risk exposure is foreign exchange contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

130 HIGHMARK(R) FUNDS

                                                         NYSE ARCA                                                       CAPITAL
                                          LARGE CAP      TECH 100        SMALL CAP      SMALL CAP        VALUE           GROWTH
                                            VALUE          INDEX         ADVANTAGE        VALUE         MOMENTUM       ALLOCATION
                                            FUND           FUND            FUND           FUND            FUND            FUND
                                        -------------  -------------   ------------   ------------  ---------------  --------------
ASSETS:
   Investments, at Value + ...........  $  95,822,380  $ 205,444,693   $ 27,189,897   $ 49,227,993* $   312,535,523  $    4,165,580
   Repurchase Agreements, at
      Value + ........................        223,203             --        461,942             --               --       1,588,402
   Affiliated Investments, at
      Value ++ .......................             --             --             --             --               --      38,481,996
   Cash ..............................             --        126,000**       28,000**           --               --              --
   Foreign Currency ..................             --             --             --             --               --              --
   Receivable for
      Investments Sold ...............             --      1,895,066             --      2,490,399               --              --
   Receivable for Fund
      Shares Sold ....................         56,000        103,683        240,216          4,525        2,161,322          14,176
   Accrued Income ....................        106,470         61,555          8,800         54,424          143,010           4,127
   Prepaid Expenses ..................         26,600         28,693         15,105         25,055           31,436          19,670
   Reclaims Receivable ...............         22,861          5,002             --             --           66,680              --
   Deferred Compensation .............          7,459         15,511          2,077          3,952           22,886           3,270
   Due from Adviser, net .............             --             --             --             --               --           8,642
                                        -------------  -------------   ------------   ------------  ---------------  --------------
      TOTAL ASSETS ...................     96,264,973    207,680,203     27,946,037     51,806,348      314,960,857      44,285,863
                                        -------------  -------------   ------------   ------------  ---------------  --------------
LIABILITIES:
   Payable Upon Return of
      Securities Loaned ..............             --             --             --         98,150               --              --
   Payable for Investments
      Purchased ......................             --             --             --          5,104        3,572,280           4,097
   Payable for Fund Shares
      Redeemed .......................         31,480        232,372             --         54,952          363,452           1,669
   Due to Custodian ..................             --        390,579             --      1,601,706               --              --
   Investment Adviser Fees
      Payable ........................         47,037         54,491         16,543         29,603          159,870              --
   Administration Fees Payable .......         13,292         27,641          3,702          7,044           40,786           5,828
   Chief Compliance Officer
      Fees Payable ...................            334            334            334            334              334             334
   Custodian Fees Payable ............            554          1,153            154            294            1,701             243
   Audit Fees Payable ................         24,142         24,824         23,827         24,035           25,365          17,595
   Deferred Compensation
      Payable ........................          7,459         15,511          2,077          3,952           22,886           3,270
   Shareholder Servicing Fees
      Payable ........................         10,862         26,639          2,172          5,960           40,639           1,169
   Transfer Agent Fees Payable .......         10,867         47,761          1,775         10,721           25,878          10,370
   Printing Fees Payable .............          5,171          9,522          1,249          3,171           14,591           2,007
   Trustees Fees Payable .............            662          1,225            160            413            1,873             256
   Accrued Distribution Fees .........          7,080         55,458            312          7,402           19,195          21,314
   Variation Margin Payable ..........             --          8,615          1,360             --               --              --
   Accrued Expenses and Other
      Payables .......................          5,315         13,374          3,067          3,893            7,781           1,619
   Unrealized Depreciation on
      Foreign Currency Contracts
        (1) ..........................             --             --             --             --               --              --
                                        -------------  -------------   ------------   ------------  ---------------  --------------
      TOTAL LIABILITIES ..............        164,255        909,499         56,732      1,856,734        4,296,631          69,771
                                        -------------  -------------   ------------   ------------  ---------------  --------------
         NET ASSETS ..................  $  96,100,718  $ 206,770,704   $ 27,889,305   $ 49,949,614  $   310,664,226  $   44,216,092
                                        =============  =============   ============   ============  ===============  ==============
NET ASSETS:
   Paid-in Capital
      (unlimited authorized--
      no par value) ..................  $ 139,869,452  $ 254,787,635   $ 28,369,323   $ 79,147,503  $   253,484,024  $   53,418,658
   Undistributed Net
      Investment
      Income/(Accumulated Net
      Investment Loss) ...............         (2,497)            --             --        187,479           (3,755)         49,148
   Accumulated Net Realized
      Gain (Loss) on
      Investments,
      Investments in
      Affiliated Funds,
      Forward Foreign
      Currency Contracts,
      Futures Contracts,
      Foreign Currency
      Transactions and
      Capital Gain
      Distributions Received .........    (44,776,735)  (123,004,373)    (5,388,881)   (27,663,402)       8,022,254     (13,780,155)
   Net Unrealized Appreciation
      (Depreciation) on
      Investments,
      Investments in
      Affiliated Funds,
      Forward Foreign
      Currency Contracts,
      Futures Contracts and
      Foreign Currency
      Transactions ...................      1,010,498     74,987,442      4,908,863     (1,721,966)      49,161,703       4,528,441
                                        -------------  -------------   ------------   ------------  ---------------  --------------
         NET ASSETS                     $  96,100,718  $ 206,770,704   $ 27,889,305   $ 49,949,614  $   310,664,226  $   44,216,092
                                        =============  =============   ============   ============  ===============  ==============
   +  Cost of Investments and
         Repurchase
         Agreements ..................  $  95,037,274  $ 130,431,896   $ 22,742,592   $ 50,949,959  $   263,377,338  $    5,252,842
   ++ Cost of Affiliated
         Investments .................  $          --  $          --   $         --   $         --  $            --  $   34,454,695
   *  Includes Market Value
         of Securities on
         Loan ........................  $          --  $          --   $         --   $     47,884  $            --  $           --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 131

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                                             INTERNATIONAL    LARGE CAP
                                                                             OPPORTUNITIES     GROWTH
                                                                                 FUND           FUND
                                                                             -------------   ------------
FIDUCIARY SHARES:
   Net Assets ............................................................   $  93,100,614   $ 57,206,982
   Shares of beneficial interest outstanding .............................      12,475,892      5,547,671
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .............   $        7.46   $      10.31
                                                                             =============   ============
CLASS A SHARES:
   Net Assets ............................................................   $   5,066,564   $ 16,620,770
   Shares of beneficial interest outstanding .............................         679,663      1,642,411
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .......................   $        7.45   $      10.12
                                                                             -------------   ------------
      Maximum Offering Price Per Share (B) ...............................   $        7.88   $      10.71
                                                                             =============   ============
CLASS B SHARES:
   Net Assets ............................................................             N/A   $  1,881,490
   Shares of beneficial interest outstanding .............................             N/A        198,608
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .........................             N/A   $       9.47
                                                                             =============   ============
CLASS C SHARES:
   Net Assets ............................................................   $   2,289,773   $  2,860,809
   Shares of beneficial interest outstanding .............................         310,658        304,864
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .........................   $        7.37   $       9.38
                                                                             =============   ============
CLASS M SHARES
   Net Assets ............................................................   $ 150,887,844            N/A
   Shares of beneficial interest outstanding .............................      20,191,763            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .............   $        7.47            N/A
                                                                             =============   ============

N/A Not Applicable

(A) Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

132 HIGHMARK(R) FUNDS

                                                              NYSE ARCA                                                  CAPITAL
                                                LARGE CAP      TECH 100      SMALL CAP     SMALL CAP       VALUE         GROWTH
                                                 VALUE          INDEX        ADVANTAGE       VALUE        MOMENTUM     ALLOCATION
                                                  FUND           FUND          FUND          FUND           FUND          FUND
                                              ------------  -------------  ------------  ------------  -------------  ------------
FIDUCIARY SHARES:
   Net Assets ..............................  $ 73,026,151  $   5,989,789  $ 27,136,559  $ 31,966,968  $ 234,784,893  $    212,638
   Shares of beneficial interest
      outstanding ..........................     6,403,746        185,697     1,410,413     2,330,994     14,587,832         9,951
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) .....................  $      11.40  $       32.26  $      19.24  $      13.71  $       16.09  $      21.37
                                              ============  =============  ============  ============  =============  ============
CLASS A SHARES:
   Net Assets ..............................  $ 20,159,740  $ 182,410,113  $    536,163  $ 12,810,510  $  71,163,994  $ 26,327,131
   Shares of beneficial interest
      outstanding ..........................     1,763,820      5,687,027        28,080       961,971      4,434,596     1,233,830
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE (A) ...............................  $      11.43  $       32.07  $      19.09  $      13.32  $       16.05  $      21.34
                                              ------------  -------------  ------------  ------------  -------------  ------------
      Maximum Offering Price Per
         Share (B) .........................  $      12.10  $       33.94  $      20.20  $      14.10  $       16.98  $      22.58
                                              ============  =============  ============  ============  =============  ============
CLASS B SHARES:
   Net Assets ..............................  $    746,579  $   7,101,519           N/A  $    627,797  $   2,212,054           N/A
   Shares of beneficial interest
      outstanding ..........................        66,593        244,419           N/A        49,837        140,985           N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ...............................  $      11.21  $       29.05           N/A  $      12.60  $       15.69           N/A
                                              ============  =============  ============  ============  =============  ============
CLASS C SHARES:
   Net Assets ..............................  $  2,168,248  $  11,269,283  $    216,583  $  4,544,339  $   2,503,285  $ 17,676,323
   Shares of beneficial interest
      outstanding ..........................       194,068        380,928        11,612       365,077        160,210       837,764
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ...............................  $      11.17  $       29.58  $      18.65  $      12.45  $       15.63  $      21.10
                                              ============  =============  ============  ============  =============  ============
CLASS M SHARES
   Net Assets ..............................           N/A            N/A           N/A           N/A            N/A           N/A
   Shares of beneficial interest
      outstanding ..........................           N/A            N/A           N/A           N/A            N/A           N/A
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) .....................           N/A            N/A           N/A           N/A            N/A           N/A
                                              ============  =============  ============  ============  =============  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 133

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                                                                        DIVERSIFIED      GROWTH &
                                                                                                          EQUITY          INCOME
                                                                                                        ALLOCATION      ALLOCATION
                                                                                                           FUND            FUND
                                                                                                       ------------    ------------
ASSETS:
   Investments, at Value + .........................................................................   $  1,503,180    $  4,563,780
   Repurchase Agreements, at Value + ...............................................................             --       1,947,251
   Affiliated Investments, at Value ++ .............................................................     14,015,298      45,250,213
   Receivable for Investments Sold .................................................................             --              --
   Receivable for Fund Shares Sold .................................................................         54,446         124,951
   Accrued Income ..................................................................................              1           9,609
   Prepaid Expenses ................................................................................         15,891          20,105
   Deferred Compensation ...........................................................................          1,152           3,808
   Due from Adviser, net ...........................................................................          8,010           7,269
                                                                                                       ------------    ------------
      TOTAL ASSETS .................................................................................     15,597,978      51,926,986
                                                                                                       ------------    ------------
LIABILITIES:
   Payable for Investments Purchased ...............................................................             --           9,567
   Payable for Fund Shares Redeemed ................................................................             --          50,259
   Investment Adviser Fees Payable .................................................................             --              --
   Administration Fees Payable .....................................................................          2,052           6,786
   Chief Compliance Officer Fees Payable ...........................................................            334             334
   Custodian Fees Payable ..........................................................................             85             283
   Audit Fees Payable ..............................................................................         17,420          17,628
   Deferred Compensation Payable ...................................................................          1,152           3,808
   Shareholder Servicing Fees Payable ..............................................................            420           1,376
   Transfer Agent Fees Payable .....................................................................          2,904           8,121
   Printing Fees Payable ...........................................................................            489           2,233
   Trustees Fees Payable ...........................................................................             63             285
   Accrued Distribution Fees .......................................................................          7,271          24,446
   Accrued Expenses and Other Payables .............................................................          1,019           1,709
                                                                                                       ------------    ------------
      TOTAL LIABILITIES ............................................................................         33,209         126,835
                                                                                                       ------------    ------------
         NET ASSETS ................................................................................   $ 15,564,769    $ 51,800,151
                                                                                                       ============    ============
NET ASSETS:
   Paid-in Capital (unlimited authorized--no par value) ............................................   $ 15,398,469    $ 56,819,216
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ...........................          9,884          54,908
   Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated Funds and
      Capital Gain Distributions Received ..........................................................       (801,220)    (10,849,569)
   Net Unrealized Appreciation (Depreciation) on Investments and Investments in Affiliated Funds ...        957,636       5,775,596
                                                                                                       ------------    ------------
         NET ASSETS ................................................................................   $ 15,564,769    $ 51,800,151
                                                                                                       ============    ============
   +  Cost of Investments and Repurchase Agreements ................................................   $  1,444,539    $  6,025,644
   ++ Cost of Affiliated Investments ...............................................................   $ 13,116,303    $ 39,960,004

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

134 HIGHMARK(R) FUNDS

                                                INCOME                   CALIFORNIA      NATIONAL
                                                 PLUS                   INTERMEDIATE   INTERMEDIATE    SHORT TERM       WISCONSIN
                                              ALLOCATION      BOND      TAX-FREE BOND  TAX-FREE BOND      BOND         TAX-EXEMPT
                                                 FUND         FUND          FUND           FUND           FUND            FUND
                                             -----------  ------------  -------------  -------------  -------------  -------------
ASSETS:
   Investments, at Value + ................  $ 1,446,030  $372,446,940  $ 223,632,222  $ 106,476,458  $ 130,767,436  $ 144,470,032
   Repurchase Agreements, at Value + ......      851,570            --             --             --             --             --
   Affiliated Investments, at Value ++ ....   15,148,967            --             --             --             --             --
   Receivable for Investments Sold ........           --       142,404             --             --         83,703             --
   Receivable for Fund Shares Sold ........       45,019       254,217        821,773        143,471        858,442          6,500
   Accrued Income .........................        5,562     3,010,579      3,013,648      1,249,423      1,130,304      1,887,381
   Prepaid Expenses .......................       19,201        28,991         13,599         24,161         13,805          6,581
   Deferred Compensation ..................        1,259        26,886         16,035          7,621          9,627         10,459
   Due from Adviser, net ..................        6,691            --             --             --             --             --
                                             -----------  ------------  -------------  -------------  -------------  -------------
      TOTAL ASSETS ........................   17,524,299   375,910,017    227,497,277    107,901,134    132,863,317    146,380,953
                                             -----------  ------------  -------------  -------------  -------------  -------------
LIABILITIES:
   Payable for Investments Purchased ......        5,543            --      2,355,135             --             --      2,300,644
   Payable for Fund Shares Redeemed .......        5,160       889,470        375,463         75,488         22,719        539,854
   Investment Adviser Fees Payable ........           --       146,570         41,168         11,108         36,285         33,705
   Administration Fees Payable ............        2,244        47,914         28,575         13,581         17,156         18,639
   Chief Compliance Officer Fees Payable ..          334           334            334            334            334            334
   Custodian Fees Payable .................           93         1,998          1,191            566            715            777
   Audit Fees Payable .....................       17,455        28,492         27,281         26,605         27,253         26,773
   Deferred Compensation Payable ..........        1,259        26,886         16,035          7,621          9,627         10,459
   Shareholder Servicing Fees Payable .....          385        21,011          8,614          4,347          2,911          6,118
   Transfer Agent Fees Payable ............        3,097        13,803          8,622          3,987          7,927         12,541
   Printing Fees Payable ..................          790        16,933         10,115          5,027          6,025          6,995
   Trustees Fees Payable ..................          101         2,174          1,302            644            770            903
   Accrued Distribution Fees ..............        9,110        11,307         31,291          7,646         18,572         36,534
   Accrued Expenses and Other Payables ....        1,139        11,604         10,145          6,409          7,929          8,722
                                             -----------  ------------  -------------  -------------  -------------  -------------
      TOTAL LIABILITIES ...................       46,710     1,218,496      2,915,271        163,363        158,223      3,002,998
                                             -----------  ------------  -------------  -------------  -------------  -------------
         NET ASSETS .......................  $17,477,589  $374,691,521  $ 224,582,006  $ 107,737,771  $ 132,705,094  $ 143,377,955
                                             ===========  ============  =============  =============  =============  =============
NET ASSETS:
   Paid-in Capital (unlimited authorized
      --no par value) .....................  $16,289,679  $348,969,257  $ 217,425,299  $ 103,079,510  $ 131,209,367  $ 141,307,412
   Undistributed Net Investment
      Income/(Accumulated Net Investment
      Loss) ...............................       18,373       229,716        113,140         12,299         16,757         13,825
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in
      Affiliated Funds and Capital Gain
      Distributions Received ..............      139,397     6,925,423       (115,747)            --       (233,426)      (438,670)
   Net Unrealized Appreciation
      (Depreciation) on Investments and
      Investments in Affiliated Funds .....    1,030,140    18,567,125      7,159,314      4,645,962      1,712,396      2,495,388
                                             -----------  ------------  -------------  -------------  -------------  -------------
         NET ASSETS .......................  $17,477,589  $374,691,521  $ 224,582,006  $ 107,737,771  $ 132,705,094  $ 143,377,955
                                             ===========  ============  =============  =============  =============  =============
   +  Cost of Investments and Repurchase
      Agreements ..........................  $ 2,140,294  $353,879,815  $ 216,472,908  $ 101,830,496  $ 129,055,040  $ 141,974,644
   ++ Cost of Affiliated Investments ......  $14,276,133  $         --  $          --  $          --  $          --  $          --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 135

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                                       DIVERSIFIED      GROWTH &
                                                                         EQUITY          INCOME
                                                                       ALLOCATION      ALLOCATION
                                                                          FUND            FUND
                                                                      ------------    ------------
FIDUCIARY SHARES:
   Net Assets .....................................................   $    551,801    $  1,031,043
   Shares of beneficial interest outstanding ......................         29,021          47,448
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......   $      19.01    $      21.73
                                                                      ============    ============

CLASS A SHARES:
   Net Assets .....................................................   $  8,983,308    $ 30,422,311
   Shares of beneficial interest outstanding ......................        474,743       1,405,102
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................   $      18.92    $      21.65
                                                                      ------------    ------------

      Maximum Offering Price Per Share (B) ........................   $      20.02    $      22.91
                                                                      ============    ============
CLASS B SHARES:
   Net Assets .....................................................            N/A             N/A
   Shares of beneficial interest outstanding ......................            N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................            N/A             N/A
                                                                      ============    ============
CLASS C SHARES:
   Net Assets .....................................................   $  6,029,660    $ 20,346,797
   Shares of beneficial interest outstanding ......................        326,110         945,267
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................   $      18.49    $      21.52
                                                                      ============    ============

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.5%. The sales load for the Income Plus Allocation Fund is 4.50%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund is 2.25%.

        The accompanying notes are an integral part of the financial statements.

136 HIGHMARK(R) FUNDS

                                             INCOME                     CALIFORNIA       NATIONAL
                                              PLUS                     INTERMEDIATE    INTERMEDIATE    SHORT TERM      WISCONSIN
                                           ALLOCATION       BOND       TAX-FREE BOND   TAX-FREE BOND      BOND        TAX-EXEMPT
                                              FUND          FUND           FUND            FUND           FUND           FUND
                                           ----------   ------------   -------------   -------------   -----------   ------------
FIDUCIARY SHARES:
   Net Assets ..........................   $  659,787   $337,142,952   $ 123,643,818   $  79,902,327   $87,476,317   $    281,684
   Shares of beneficial interest
      outstanding ......................       31,128     29,416,831      12,133,058       6,991,284     8,658,714         27,158
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) .................   $    21.20   $      11.46   $       10.19   $       11.43   $     10.10   $      10.37
                                           ==========   ============   =============   =============   ===========   ============
CLASS A SHARES:
   Net Assets ..........................   $8,303,918   $ 29,448,806   $  78,038,152   $  23,674,401   $24,352,508   $130,165,154
   Shares of beneficial interest
      outstanding ......................      391,798      2,611,847       7,696,749       2,072,553     2,413,858     12,548,792
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE (A) ...........................   $    21.19   $      11.28   $       10.14   $       11.42   $     10.09   $      10.37
                                           ----------   ------------   -------------   -------------   -----------   ------------

      Maximum Offering Price Per
         Share (B) .....................   $    22.19   $      11.54   $       10.37   $       11.68   $     10.32   $      10.61
                                           ==========   ============   =============   =============   ===========   ============
CLASS B SHARES:
   Net Assets ..........................          N/A   $    325,967   $      94,133             N/A           N/A   $  2,099,706
   Shares of beneficial interest
      outstanding ......................          N/A         29,026           9,279             N/A           N/A        202,664
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ...........................          N/A   $      11.23   $       10.14             N/A           N/A   $      10.36
                                           ==========   ============   =============   =============   ===========   ============
CLASS C SHARES:
   Net Assets ..........................   $8,513,884   $  7,773,796   $  22,805,903   $   4,161,043   $20,876,269   $ 10,831,411
   Shares of beneficial interest
      outstanding ......................      404,631        692,980       2,256,910         363,926     2,044,779      1,045,717
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ...........................   $    21.04   $      11.22   $       10.10   $       11.43   $     10.21   $      10.36
                                           ==========   ============   =============   =============   ===========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 137

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2011

                                                                                                                   COGNITIVE
                                                                                                  BALANCED           VALUE
                                                                                                    FUND             FUND
                                                                                              ---------------   --------------
   Interest Income ........................................................................   $       311,848   $        1,727
   Dividend Income ........................................................................           252,919        1,857,225
   Less: Foreign Taxes Withheld ...........................................................            (1,994)          (7,628)
                                                                                              ---------------   --------------
         Total Investment Income ..........................................................           562,773        1,851,324
                                                                                              ---------------   --------------
   Expenses:
      Investment Adviser Fees .............................................................           153,621          672,386
      Shareholder Servicing Fees Fiduciary Shares .........................................            46,205            7,234
      Shareholder Servicing Fees Class A Shares ...........................................            15,160            2,211
      Shareholder Servicing Fees Class B Shares ...........................................               795               --
      Administration Fees .................................................................            38,372          134,358
      Custodian Fees ......................................................................             1,600            5,610
      Trustees Fees .......................................................................             1,670            5,589
      Chief Compliance Officer Fees .......................................................             6,388            6,388
      Distribution Fees Class A Shares ....................................................            15,160            2,211
      Distribution Fees Class B Shares ....................................................             2,385               --
      Distribution Fees Class C Shares ....................................................             7,394            5,668
      Registration Fees ...................................................................            44,422           40,095
      Transfer Agent Fees .................................................................            21,854           28,079
      Printing Fees .......................................................................             5,203           17,463
      Audit Fees ..........................................................................            26,265           24,354
      Legal Fees ..........................................................................             3,106           10,319
      Miscellaneous Fees ..................................................................            28,001           23,937
                                                                                              ---------------   --------------
         Total Expenses ...................................................................           417,601          985,902
                                                                                              ---------------   --------------
   Less: Waivers and Reimbursements
         Investment Adviser Fee Waiver ....................................................          (115,433)          (9,308)
         Shareholder Servicing Fee Waiver--Fiduciary Shares ...............................           (18,482)          (3,322)
         Shareholder Servicing Fee Waiver--Class A Shares .................................            (6,064)            (884)
         Reimbursement of Expenses by Adviser .............................................                --               --
                                                                                              ---------------   --------------
Total Waivers and Reimbursements ..........................................................          (139,979)         (13,514)
                                                                                              ---------------   --------------
Total Net Expenses ........................................................................           277,622          972,388
                                                                                              ---------------   --------------
Net Investment Income (Loss) ..............................................................           285,151          878,936
                                                                                              ---------------   --------------
Net Realized Gain on Investments ..........................................................         1,629,414       20,628,659
Net Realized Gain (Loss) on Futures Contracts (1) .........................................                --               --
Net Realized Gain on Written Option Contracts (1) .........................................                --               --
Change in Unrealized Appreciation (Depreciation) on Investments ...........................         1,063,326       (2,268,107)
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) .................                --               --
                                                                                              ---------------   --------------
Net Realized and Unrealized Gain on Investments ...........................................         2,692,740       18,360,552
                                                                                              ---------------   --------------
Increase in Net Assets Resulting from Operations ..........................................   $     2,977,891   $   19,239,488
                                                                                              ===============   ==============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

        The accompanying notes are an integral part of the financial statements.

138 HIGHMARK(R) FUNDS

                                                                                                       GENEVA         GENEVA
                                          CORE         ENHANCED        EQUITY        FUNDAMENTAL      MID CAP       SMALL CAP
                                         EQUITY         GROWTH         INCOME          EQUITY          GROWTH         GROWTH
                                          FUND           FUND           FUND            FUND            FUND           FUND
                                     -------------  --------------  ------------   --------------  -------------  -------------
   Interest Income ................  $       1,810  $        1,538  $         --   $           --  $          --  $          --
   Dividend Income ................      1,260,811         762,966       665,791          287,005      1,522,108         53,646
   Less: Foreign Taxes Withheld ...             --         (15,138)       (3,377)          (1,540)            --             --
                                     -------------  --------------  ------------   --------------  -------------  -------------
         Total Investment Income ..      1,262,621         749,366       662,414          285,465      1,522,108         53,646
                                     -------------  --------------  ------------   --------------  -------------  -------------
   Expenses:
      Investment Adviser Fees .....        371,095         666,066        92,375          117,367      2,446,682        169,862
      Shareholder Servicing Fees ..        145,029           5,104         7,303           48,820        207,002         25,367
        Fiduciary Shares
      Shareholder Servicing Fees ..          7,262           5,241        24,325               34        542,041         14,566
        Class A Shares
      Shareholder Servicing Fees ..            890              --         4,477               --         15,675             --
        Class B Shares
      Administration Fees .........         92,692         133,093        25,171           29,316        497,648         25,458
      Custodian Fees ..............          4,020           5,551         1,075            1,223         20,752          1,062
      Trustees Fees ...............          4,027           5,541         1,006            1,227         18,747            954
      Chief Compliance
        Officer Fees ..............          6,388           6,388         6,388            6,388          6,388          6,388
      Distribution Fees Class A
        Shares ....................          7,262           5,241        24,325               35        542,041         14,566
      Distribution Fees Class B
        Shares ....................          2,669              --        13,430               --         47,026             --
      Distribution Fees Class C
        Shares ....................          5,772           2,388        23,537              191        261,509         10,129
      Registration Fees ...........         41,762          41,870        45,297           35,481         57,485         35,468
      Transfer Agent Fees .........         22,171          28,124        36,850            9,855        273,467         13,489
      Printing Fees ...............         12,475          17,761         2,996            3,835         57,548          2,966
      Audit Fees ..................         24,187          24,378        23,890           23,893         25,856         23,885
      Legal Fees ..................          7,388          10,194         1,875            2,300         35,178          1,792
      Miscellaneous Fees ..........         19,207          21,557        15,738           16,007         24,755         15,391
                                     -------------  --------------  ------------   --------------  -------------  -------------
         Total Expenses ...........        774,296         978,497       350,058          295,972      5,079,800        361,343
                                     -------------  --------------  ------------   --------------  -------------  -------------
   Less: Waivers and Reimbursements
         Investment Adviser Fee
           Waiver .................        (79,695)        (28,031)      (92,375)         (86,489)      (210,531)       (89,482)
         Shareholder Servicing Fee
           Waiver--Fiduciary
           Shares .................        (80,722)         (4,298)       (2,921)         (35,485)       (86,544)       (12,530)
         Shareholder Servicing Fee
           Waiver--Class A
           Shares .................         (2,905)         (2,096)       (9,730)             (14)      (216,816)        (5,827)
         Reimbursement of Expenses
           by Adviser .............             --              --       (34,320)              --             --             --
                                     -------------  --------------  ------------   --------------  -------------  -------------
Total Waivers and
   Reimbursements .................       (163,322)        (34,425)     (139,346)        (121,988)      (513,891)      (107,839)
                                     -------------  --------------  ------------   --------------  -------------  -------------
Total Net Expenses ................        610,974         944,072       210,712          173,984      4,565,909        253,504
                                     -------------  --------------  ------------   --------------  -------------  -------------
Net Investment Income (Loss) ......        651,647        (194,706)      451,702          111,481     (3,043,801)      (199,858)
                                     -------------  --------------  ------------   --------------  -------------  -------------
Net Realized Gain on
   Investments ...................       4,595,857       2,459,798       938,543          886,885     13,116,117      1,297,244
Net Realized Gain (Loss) on Futures
   Contracts (1) ..................        326,618              --       101,492          (15,354)            --             --
Net Realized Gain on Written Option
   Contracts (1) ..................             --          35,556            --               --             --             --
Change in Unrealized  Appreciation
   Depreciation) on Investments ...      5,134,348      14,025,216     1,151,603        1,669,684     47,839,217      2,220,064
Change in Unrealized Appreciation
   (Depreciation) on Futures
   Contracts (1) ..................        (55,875)             --        (4,693)              --             --             --
                                     -------------  --------------  ------------   --------------  -------------  -------------
Net Realized and Unrealized Gain on
   Investments ....................     10,000,948      16,520,570     2,186,945        2,541,215     60,955,334      3,517,308
                                     -------------  --------------  ------------   --------------  -------------  -------------
Increase in Net Assets Resulting
   from Operations ................  $  10,652,595  $   16,325,864  $  2,638,647   $    2,652,696  $  57,911,533  $   3,317,450
                                     =============  ==============  ============   ==============  =============  =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 139

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2011

                                                                                               INTERNATIONAL       LARGE CAP
                                                                                               OPPORTUNITIES        GROWTH
                                                                                                    FUND             FUND
                                                                                              ---------------   --------------
   Interest Income ........................................................................   $         4,779   $           --
   Income from Investments in Affiliated Funds ............................................                --               --
   Securities Lending Income ..............................................................           274,058               --
   Dividend Income ........................................................................         8,115,921        1,091,218
   Less: Foreign Taxes Withheld ...........................................................          (729,021)         (11,714)
                                                                                              ---------------   --------------
         Total Investment Income ..........................................................         7,665,737        1,079,504
                                                                                              ---------------   --------------
   Expenses:
      Investment Adviser Fees .............................................................         2,316,267          531,968
      Shareholder Servicing Fees Fiduciary Shares .........................................           218,517          161,077
      Shareholder Servicing Fees Class A Shares ...........................................            16,062           45,888
      Shareholder Servicing Fees Class B Shares ...........................................                --            6,750
      Administration Fees .................................................................           365,592          132,874
      Custodian Fees ......................................................................           106,224            5,647
      Trustees Fees .......................................................................            15,391            5,826
      Chief Compliance Officer Fees .......................................................             6,388            6,388
      Distribution Fees Class A Shares ....................................................            16,062           45,888
      Distribution Fees Class B Shares ....................................................                --           20,251
      Distribution Fees Class C Shares ....................................................            22,811           31,757
      Registration Fees ...................................................................            42,814           46,907
      License Fees ........................................................................                --               --
      Transfer Agent Fees .................................................................            59,983           74,493
      Printing Fees .......................................................................            49,369           18,088
      Audit Fees ..........................................................................            39,489           24,354
      Legal Fees ..........................................................................            28,957           10,734
      Miscellaneous Fees ..................................................................            70,744           18,993
                                                                                              ---------------   --------------
         Total Expenses ...................................................................         3,374,670        1,187,883
                                                                                              ---------------   --------------
   Less: Waivers and Reimbursements
         Investment Adviser Fee Waiver ....................................................                --         (104,813)
         Shareholder Servicing Fee Waiver--Fiduciary Shares ...............................           (61,454)         (74,136)
         Shareholder Servicing Fee Waiver--Class A Shares .................................            (9,689)         (18,355)
         Reimbursement of Expenses by Adviser .............................................                --               --
                                                                                              ---------------   --------------
Total Waivers and Reimbursements ..........................................................           (71,143)        (197,304)
                                                                                              ---------------   --------------
Total Net Expenses ........................................................................         3,303,527          990,579
                                                                                              ---------------   --------------
Net Investment Income (Loss) ..............................................................         4,362,210           88,925
                                                                                              ---------------   --------------
Net Realized Gain on Investments ..........................................................        28,446,567        6,507,034
Net Realized Gain (Loss) on Investments in Affiliated Funds ...............................                --               --
Net Realized Gain on Foreign Currency Contracts (1) .......................................           323,722               --
Net Realized Gain (Loss) on Foreign Currency Transactions .................................          (299,954)              --
Net Realized Gain (Loss) on Futures Contracts (2) .........................................                --          (16,460)
Capital Gain Distributions Received from Affiliated Funds .................................                --               --
Change in Unrealized Appreciation (Depreciation) on Investments ...........................        11,093,888        8,714,295
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds .......                --               --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions .........            25,038               --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (1) ........          (347,856)              --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (2) .................                --               --
                                                                                              ---------------   --------------
Net Realized and Unrealized Gain on Investments ...........................................        39,241,405       15,204,869
                                                                                              ---------------   --------------
Increase in Net Assets Resulting from Operations ..........................................   $    43,603,615   $   15,293,794
                                                                                              ===============   ==============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)  The primary risk exposure is foreign exchange contracts (see Note 2).

(2) The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

        The accompanying notes are an integral part of the financial statements.

140 HIGHMARK(R) FUNDS

                                                       NYSE ARCA                                                     CAPITAL
                                       LARGE CAP       TECH 100       SMALL CAP       SMALL CAP        VALUE          GROWTH
                                         VALUE           INDEX        ADVANTAGE         VALUE         MOMENTUM      ALLOCATION
                                          FUND           FUND           FUND            FUND            FUND           FUND
                                     -------------  --------------  ------------   --------------  -------------  -------------
   Interest Income ................  $       1,457  $           --  $        857   $          795  $          --  $         692
   Income from Investments in
      Affiliated Funds ............             --              --            --               --             --        508,603
   Securities Lending Income ......             --              --            --           23,293             --             --
   Dividend Income ................      2,308,798       2,009,456       272,357        1,722,938      7,353,762         78,524
   Less: Foreign Taxes Withheld ...        (88,460)        (65,701)           --             (860)      (151,784)            --
                                     -------------  --------------  ------------   --------------  -------------  -------------
         Total Investment Income ..      2,221,795       1,943,755       273,214        1,746,166      7,201,978        587,819
                                     -------------  --------------  ------------   --------------  -------------  -------------
   Expenses:
      Investment Adviser Fees .....        669,413         726,187       259,109          687,811      1,909,079         76,567
      Shareholder Servicing Fees
        Fiduciary Shares ..........        213,246           7,469        66,966           92,054        597,609            372
      Shareholder Servicing Fees
        Class A Shares ............         55,987         463,451           902           64,591        184,060         64,971
      Shareholder Servicing Fees
        Class B Shares ............          2,585          22,651            --            3,124          7,344             --
      Administration Fees .........        167,209         312,814        40,876          103,073        476,852         65,572
      Custodian Fees ..............         10,655          14,442         1,705            4,767         20,731          2,735
      Trustees Fees ...............          7,457          13,256         1,750            4,668         20,618          2,804
      Chief Compliance
         Officer Fees .............          6,388           6,388         6,388            6,388          6,388          6,388
      Distribution Fees Class A
        Shares ....................         55,987         463,446           902           64,591        184,060         64,971
      Distribution Fees Class B
        Shares ....................          7,754          67,954            --            9,373         22,032             --
      Distribution Fees Class C
        Shares ....................         28,416         113,023         1,278           48,734         25,745        176,156
      Registration Fees ...........         45,795          48,530        37,917           46,362         49,213         38,234
      License Fees ................             --          83,492            --               --             --             --
      Transfer Agent Fees .........         62,758         283,335        11,103           64,659        155,301         61,736
      Printing Fees ...............         21,463          41,504         5,359           14,696         63,785          8,702
      Audit Fees ..................         24,420          25,105        23,948           24,206         25,782         17,659
      Legal Fees ..................         13,286          24,824         3,207            8,588         38,227          5,179
      Miscellaneous Fees ..........         20,892          25,355        19,924           22,107         29,430         13,581
                                     -------------  --------------  ------------   --------------  -------------  -------------
         Total Expenses ...........      1,413,711       2,743,226       481,334        1,269,792      3,816,256        605,627
                                     -------------  --------------  ------------   --------------  -------------  -------------
   Less: Waivers and Reimbursements
         Investment Adviser Fee
           Waiver .................       (101,382)       (185,874)      (78,535)        (232,587)       (27,483)       (76,567)
         Shareholder Servicing Fee
           Waiver--Fiduciary
           Shares .................       (109,712)         (4,651)      (43,323)         (42,693)      (241,310)          (298)
         Shareholder Servicing Fee
           Waiver--Class A
           Shares .................        (22,395)       (185,383)         (360)         (25,836)       (73,624)       (51,977)
         Reimbursement of Expenses
           by Adviser .............             --              --            --               --             --       (102,269)
                                     -------------  --------------  ------------   --------------  -------------  -------------
Total Waivers and
   Reimbursements .................       (233,489)       (375,908)     (122,218)        (301,116)      (342,417)      (231,111)
                                     -------------  --------------  ------------   --------------  -------------  -------------
Total Net Expenses ................      1,180,222       2,367,318       359,116          968,676      3,473,839        374,516
                                     -------------  --------------  ------------   --------------  -------------  -------------
Net Investment Income (Loss) ......      1,041,573        (423,563)      (85,902)         777,490      3,728,139        213,303
                                     -------------  --------------  ------------   --------------  -------------  -------------
Net Realized Gain on
   Investments ....................      2,610,320       9,138,468     4,897,795        7,241,466     25,679,296        630,259
Net Realized Gain (Loss) on
   Investments in Affiliated
   Funds ..........................             --              --            --               --             --       (248,054)
Net Realized Gain on Foreign
   Currency Contracts (1) .........             --              --            --               --             --             --
Net Realized Gain (Loss) on Foreign
   Currency Transactions ..........         (2,315)             --            --               --         (3,755)            --
Net Realized Gain (Loss) on Futures
   Contracts (2) ..................             --         389,913        59,500               --             --             --
Capital Gain Distributions Received
   from Affiliated Funds ..........             --              --            --               --             --         24,493
Change in Unrealized Appreciation
   (Depreciation) on
   Investments ....................     10,751,864      35,669,436     2,537,512        5,164,400     28,853,939        (65,035)
Change in Unrealized Appreciation
   (Depreciation) on Investments in
   Affiliated Funds ...............             --              --            --               --             --      6,227,737
Change in Unrealized
   Appreciation (Depreciation) on
   Foreign Currency
   Transactions ...................          2,189              --            --               --          3,414             --
Change in Unrealized Appreciation
   (Depreciation) on Foreign
   Currency Contracts (1) .........             --              --            --               --             --             --
Change in Unrealized Appreciation
   (Depreciation) on Futures
   Contracts (2) ..................             --         (25,355)        1,510               --             --             --
                                     -------------  --------------  ------------   --------------  -------------  -------------
Net Realized and Unrealized Gain on
   Investments ....................     13,362,058      45,172,462     7,496,317       12,405,866     54,532,894      6,569,400
                                     -------------  --------------  ------------   --------------  -------------  -------------
Increase in Net Assets Resulting
   from Operations ................  $  14,403,631  $   44,748,899  $  7,410,415   $   13,183,356  $  58,261,033  $   6,782,703
                                     =============  ==============  ============   ==============  =============  =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 141

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2011

                                                                                      DIVERSIFIED      GROWTH &
                                                                                         EQUITY         INCOME
                                                                                       ALLOCATION     ALLOCATION
                                                                                          FUND           FUND
                                                                                      -----------    -----------
   Interest Income ................................................................   $        --    $     1,822
   Income from Investments in Affiliated Funds ....................................        99,866        709,511
   Dividend Income ................................................................         7,825        132,529
                                                                                      -----------    -----------
         Total Investment Income ..................................................       107,691        843,862
                                                                                      -----------    -----------
   Expenses:
      Investment Adviser Fees .....................................................        19,418         85,570
      Shareholder Servicing Fees Fiduciary Shares .................................         1,445            889
      Shareholder Servicing Fees Class A Shares ...................................        12,781         72,778
      Shareholder Servicing Fees Class B Shares ...................................            --             --
      Administration Fees .........................................................        16,631         73,282
      Custodian Fees ..............................................................           714          3,056
      Trustees Fees ...............................................................           592          3,103
      Chief Compliance Officer Fees ...............................................         6,388          6,388
      Distribution Fees Class A Shares ............................................        12,781         72,778
      Distribution Fees Class B Shares ............................................            --             --
      Distribution Fees Class C Shares ............................................        54,056        194,306
      Registration Fees ...........................................................        41,842         37,015
      Transfer Agent Fees .........................................................        17,624         47,317
      Printing Fees ...............................................................         1,873          9,652
      Audit Fees ..................................................................        17,449         17,693
      Legal Fees ..................................................................         1,150          5,752
      Miscellaneous Fees ..........................................................        12,150         13,694
                                                                                      -----------    -----------
         Total Expenses ...........................................................       216,894        643,273
                                                                                      -----------    -----------
   Less: Waivers and Reimbursements
         Investment Adviser Fee Waiver ............................................       (19,418)       (85,570)
         Shareholder Servicing Fee Waiver--Fiduciary Shares .......................        (1,157)          (711)
         Shareholder Servicing Fee Waiver--Class A Shares .........................       (10,225)       (58,223)
         Reimbursement of Expenses by Adviser .....................................       (85,899)       (82,484)
                                                                                      -----------    -----------
Total Waivers and Reimbursements ..................................................      (116,699)      (226,988)
                                                                                      -----------    -----------
Total Net Expenses ................................................................       100,195        416,285
                                                                                      -----------    -----------
Net Investment Income .............................................................         7,496        427,577
                                                                                      -----------    -----------
Net Realized Gain (Loss) on Investments ...........................................       182,428        609,843
Net Realized Gain on Investments in Affiliated Funds ..............................       868,502      2,021,111
Capital Gain Distributions Received from Affiliated Funds .........................         5,318         53,838
Change in Unrealized Appreciation (Depreciation) on Investments ...................       (63,346)      (102,309)
Change in Unrealized Appreciation (Depreciation) on Investments in
   Affiliated Funds ...............................................................       196,219      3,129,908
                                                                                      -----------    -----------
Net Realized and Unrealized Gain (Loss) on Investments ............................     1,189,121      5,712,391
                                                                                      -----------    -----------
Increase in Net Assets Resulting from Operations ..................................   $ 1,196,617    $ 6,139,968
                                                                                      ===========    ===========

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

142 HIGHMARK(R) FUNDS

                                                  INCOME                     CALIFORNIA     NATIONAL
                                                   PLUS                     INTERMEDIATE   INTERMEDIATE   SHORT TERM     WISCONSIN
                                                ALLOCATION       BOND      TAX-FREE BOND  TAX-FREE BOND      BOND       TAX-EXEMPT
                                                   FUND          FUND           FUND           FUND          FUND          FUND
                                               ------------  ------------  -------------  -------------  ------------  ------------
   Interest Income ..........................  $        861  $ 16,559,332  $   7,348,083  $   3,622,980  $  3,719,355  $  6,756,162
   Income from Investments in Affiliated
      Funds .................................       318,105            --             --             --            --            --
   Dividend Income ..........................        71,029        10,370          5,285          1,476         5,592           838
                                               ------------  ------------  -------------  -------------  ------------  ------------
         Total Investment Income ............       389,995    16,569,702      7,353,368      3,624,456     3,724,947     6,757,000
                                               ------------  ------------  -------------  -------------  ------------  ------------
   Expenses:
      Investment Adviser Fees ...............        30,081     1,847,092      1,105,543        544,541       524,549       762,309
      Shareholder Servicing Fees
         Fiduciary Shares ...................           640       830,910        294,476        204,089       210,299           319
      Shareholder Servicing Fees Class A
         Shares .............................        23,547        73,647        207,104         58,469        63,811       347,540
      Shareholder Servicing Fees Class B
         Shares .............................            --         2,512            836             --            --         6,283
      Administration Fees ...................        25,761       553,657        331,382        163,222       196,534       228,499
      Custodian Fees ........................         1,074        23,089         13,819          6,807         8,196         9,529
      Trustees Fees .........................         1,138        24,439         14,525          7,237         8,632        10,279
      Chief Compliance Officer Fees .........         6,388         6,388          6,388          6,388         6,388         6,388
      Distribution Fees Class A Shares ......        23,547        73,647        207,104         58,469        63,811       347,540
      Distribution Fees Class B Shares ......            --         7,536          2,506             --            --        18,848
      Distribution Fees Class C Shares ......        75,139        49,431        151,068         29,135       161,200        81,037
      Registration Fees .....................        36,364        48,895         32,719         48,087        47,970        12,026
      Transfer Agent Fees ...................        19,293        85,471         54,110         25,373        49,789        77,978
      Printing Fees .........................         3,605        76,779         46,410         22,934        27,262        32,417
      Audit Fees ............................        17,489        29,015         27,551         26,822        27,392        27,054
      Legal Fees ............................         2,144        46,055         27,241         13,544        16,115        22,399
      Miscellaneous Fees ....................        12,478        52,749         52,486         38,028        45,420        47,950
                                               ------------  ------------  -------------  -------------  ------------  ------------
         Total Expenses .....................       278,688     3,831,312      2,575,268      1,253,145     1,457,368     2,038,395
                                               ------------  ------------  -------------  -------------  ------------  ------------
   Less: Waivers and Reimbursements
         Investment Adviser Fee Waiver ......       (30,081)     (133,816)      (628,741)      (391,114)     (105,854)     (322,056)
         Shareholder Servicing Fee
            Waiver--Fiduciary Shares ........          (512)     (609,360)      (235,581)      (163,272)     (190,797)         (255)
         Shareholder Servicing Fee
            Waiver--Class A Shares ..........       (18,838)      (53,026)      (165,683)       (46,775)      (51,049)     (278,032)
         Reimbursement of Expenses by
            Adviser .........................       (78,464)           --             --             --            --            --
                                               ------------  ------------  -------------  -------------  ------------  ------------
Total Waivers and Reimbursements ............      (127,895)     (796,202)    (1,030,005)      (601,161)     (347,700)     (600,343)
                                               ------------  ------------  -------------  -------------  ------------  ------------
Total Net Expenses ..........................       150,793     3,035,110      1,545,263        651,984     1,109,668     1,438,052
                                               ------------  ------------  -------------  -------------  ------------  ------------
Net Investment Income .......................       239,202    13,534,592      5,808,105      2,972,472     2,615,279     5,318,948
                                               ------------  ------------  -------------  -------------  ------------  ------------
Net Realized Gain (Loss) on Investments .....       133,748     8,249,013       (115,747)            75       399,316      (438,670)
Net Realized Gain on Investments in
   Affiliated Funds .........................     1,268,576            --             --             --            --            --
Capital Gain Distributions Received from
   Affiliated Funds .........................        30,589            --             --             --            --            --
Change in Unrealized Appreciation
   (Depreciation) on Investments ............       (11,618)   (2,381,071)    (1,501,496)      (744,306)     (250,248)   (1,833,800)
Change in Unrealized Appreciation
   (Depreciation) on Investments in
   Affiliated Funds .........................      (149,956)           --             --             --            --            --
                                               ------------  ------------  -------------  -------------  ------------  ------------
Net Realized and Unrealized Gain (Loss)
   on Investments ...........................     1,271,339     5,867,942     (1,617,243)      (744,231)      149,068    (2,272,470)
                                               ------------  ------------  -------------  -------------  ------------  ------------
Increase in Net Assets Resulting from
   Operations ...............................  $  1,510,541  $ 19,402,534  $   4,190,862  $   2,228,241  $  2,764,347  $  3,046,478
                                               ============  ============  =============  =============  ============  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 143

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                           BALANCED                COGNITIVE VALUE               CORE EQUITY
                                                             FUND                       FUND                         FUND
                                                  --------------------------  -------------------------  --------------------------
                                                      2011          2010          2011         2010          2011          2010
                                                  ------------  ------------  -----------  ------------  ------------  ------------
Investment Activities:
   Net Investment Income .......................  $    285,151  $    411,543  $   878,936  $    537,314  $    651,647  $    706,748
   Net Realized Gain (Loss) on
      Investments, Written Option
      Contracts and Futures Contracts ..........     1,629,414       957,744   20,628,659    10,699,824     4,922,475     1,304,879
   Change in Unrealized Appreciation
      (Depreciation) on Investments and
      Futures contracts ........................     1,063,326     1,315,614   (2,268,107)    2,288,843     5,078,473     6,970,091
                                                  ------------  ------------  -----------  ------------  ------------  ------------
   Net Increase in Net Assets Resulting
      From Operations ..........................     2,977,891     2,684,901   19,239,488    13,525,981    10,652,595     8,981,718
                                                  ------------  ------------  -----------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .........................      (299,157)     (244,672)     (37,861)      (25,991)     (668,420)     (674,084)
      Class A Shares ...........................       (84,654)      (58,773)      (9,261)       (2,842)      (24,627)      (20,034)
      Class B Shares ...........................        (3,030)       (2,575)          --            --          (621)       (1,754)
      Class C Shares ...........................        (6,439)       (2,064)      (1,346)       (1,244)       (1,319)       (1,208)
      Class M Shares ...........................            --            --   (1,174,219)     (584,923)           --            --
   Capital Gains:
      Fiduciary Shares .........................            --            --           --            --            --            --
      Class A Shares ...........................            --            --           --            --            --            --
      Class B Shares ...........................            --            --           --            --            --            --
      Class C Shares ...........................            --            --           --            --            --            --
                                                  ------------  ------------  -----------  ------------  ------------  ------------
         Total Dividends and Distributions .....      (393,280)     (308,084)  (1,222,687)     (615,000)     (694,987)     (697,080)
                                                  ------------  ------------  -----------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets
      From:
      Share Transactions (1) ...................    (1,165,270)     (394,912)   2,713,496    (9,409,888)  (11,961,278)  (12,962,338)
      Redemption Fees (Note 2) .................            --            --           11             7            --            --
                                                  ------------  ------------  -----------  ------------  ------------  ------------
         Total Increase (Decrease) in Net
            Assets .............................     1,419,341     1,981,905   20,730,308     3,501,100    (2,003,670)   (4,677,700)
                                                  ------------  ------------  -----------  ------------  ------------  ------------
Net Assets:
   Beginning of Year ...........................    24,173,553    22,191,648   73,795,212    70,294,112    59,125,645    63,803,345
                                                  ------------  ------------  -----------  ------------  ------------  ------------
   End of Year .................................    25,592,894  $ 24,173,553  $94,525,520  $ 73,795,212  $ 57,121,975  $ 59,125,645
                                                  ============  ============  ===========  ============  ============  ============
Undistributed Net Investment
   Income/(Accumulated Net Investment Loss) ....  $     12,964  $    119,649  $   260,195  $    216,682  $     10,804  $     54,144
                                                  ============  ============  ===========  ============  ============  ============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 152 - 163.

        The accompanying notes are an integral part of the financial statements.

144 HIGHMARK(R) FUNDS

                                                                    ENHANCED GROWTH               EQUITY INCOME
                                                                          FUND                        FUND
                                                             ---------------------------   ---------------------------
                                                                 2011           2010           2011           2010
                                                             ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income .................................   $   (194,706)  $    (53,656)  $    451,702   $    446,154
   Net Realized Gain (Loss) on Investments, Written Option
      Contracts and Futures Contracts ....................      2,495,354      4,306,876      1,040,035       (541,787)
   Change in Unrealized Appreciation (Depreciation) on
      Investments and Futures contracts ..................     14,025,216      4,891,765      1,146,910      2,551,009
                                                             ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting From Operations ..     16,325,864      9,144,985      2,638,647      2,455,376
                                                             ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...................................             --           (779)       (89,195)          (592)
      Class A Shares .....................................             --           (160)      (299,908)      (273,829)
      Class B Shares .....................................             --             --        (43,296)       (39,506)
      Class C Shares .....................................             --             (2)       (57,629)       (45,525)
      Class M Shares .....................................             --       (108,244)            --             --
   Capital Gains:
      Fiduciary Shares ...................................             --             --             --             --
      Class A Shares .....................................             --             --             --             --
      Class B Shares .....................................             --             --             --             --
      Class C Shares .....................................             --             --             --             --
                                                             ------------   ------------   ------------   ------------
         Total Dividends and Distributions ...............             --       (109,185)      (490,028)      (359,452)
                                                             ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) .............................      5,539,967     (9,354,852)     2,654,507     (5,146,256)
      Redemption Fees (Note 2) ...........................             --             --             --             --
                                                             ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets .........     21,865,831       (319,052)     4,803,126     (3,050,332)
                                                             ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year .....................................     68,541,606     68,860,658     13,991,495     17,041,827
                                                             ------------   ------------   ------------   ------------
   End of Year ...........................................   $ 90,407,437   $ 68,541,606   $ 18,794,621   $ 13,991,495
                                                             ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ......................................   $    (60,079)  $    (63,500)  $      1,714   $     49,869
                                                             ============   ============   ============   ============

                                                                  FUNDAMENTAL EQUITY          GENEVA MID CAP GROWTH
                                                                        FUND                          FUND
                                                             ---------------------------   ---------------------------
                                                                 2011           2010           2011           2010
                                                             ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income .................................   $    111,481   $    189,677   $ (3,043,801)  $ (1,932,099)
   Net Realized Gain (Loss) on Investments, Written
      Option Contracts and Futures Contracts .............        871,531        182,285     13,116,117     10,973,440
   Change in Unrealized Appreciation (Depreciation) on
      Investments and Futures contracts ..................      1,669,684      1,038,585     47,839,217     25,160,888
                                                             ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting From Operations ..      2,652,696      1,410,547     57,911,533     34,202,229
                                                             ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...................................       (210,691)       (83,773)            --             --
      Class A Shares .....................................           (100)           (21)            --             --
      Class B Shares .....................................             --             --             --             --
      Class C Shares .....................................            (49)           (19)            --             --
      Class M Shares .....................................             --            --              --             --
   Capital Gains:
      Fiduciary Shares ...................................             --             --        (50,987)            --
      Class A Shares .....................................             --             --       (272,612)            --
      Class B Shares .....................................             --             --         (9,247)            --
      Class C Shares .....................................             --             --        (33,609)            --
                                                             ------------   ------------   ------------   ------------
         Total Dividends and Distributions ...............       (210,840)       (83,813)      (366,455)            --
                                                             ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) .............................        171,382      2,829,031    170,567,798     15,157,990
      Redemption Fees (Note 2) ...........................             --             --             --             --
                                                             ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets .........      2,613,238      4,155,765    228,112,876     49,360,219
                                                             ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year .....................................     15,608,509     11,452,744    221,617,620    172,257,401
                                                             ------------   ------------   ------------   ------------
   End of Year ...........................................   $ 18,221,747   $ 15,608,509   $449,730,496   $221,617,620
                                                             ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ......................................   $     48,166   $    147,525   $         --   $         --
                                                             ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 145

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                        GENEVA SMALL
                                                         CAP GROWTH         INTERNATIONAL OPPORTUNITIES       LARGE CAP GROWTH
                                                            FUND                        FUND                        FUND
                                                  -------------------------  --------------------------  --------------------------
                                                      2011          2010         2011          2010          2011          2010
                                                  -----------  ------------  ------------  ------------  ------------  ------------
Investment Activities:
   Net Investment Income .......................  $  (199,858) $    (67,492) $  4,362,210  $  3,382,027  $     88,925  $    963,265
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions, Foreign
      Currency Contracts and
      Futures Contracts ........................    1,297,244       309,993    28,470,335    20,456,519     6,490,574     3,597,327
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Foreign
      Currency Transactions, Foreign Currency
      Contracts and Futures Contracts ..........    2,220,064       716,135    10,771,070    (6,315,968)    8,714,295     6,921,645
                                                  -----------  ------------  ------------  ------------  ------------  ------------
   Net Increase in Net Assets Resulting From
     Operations ................................    3,317,450       958,636    43,603,615    17,522,578    15,293,794    11,482,237
                                                  -----------  ------------  ------------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .........................           --            --    (1,660,836)   (1,712,157)     (793,194)     (528,202)
      Class A Shares ...........................           --            --      (115,447)     (240,267)     (159,002)     (165,268)
      Class B Shares ...........................           --            --            --            --            --            --
      Class C Shares ...........................           --            --       (27,269)      (31,067)      (10,657)      (20,349)
      Class M Shares ...........................           --            --    (3,099,328)   (3,358,353)           --            --
   Capital Gains:
      Fiduciary Shares .........................     (324,668)           --            --            --            --            --
      Class A Shares ...........................     (158,545)           --            --            --            --            --
      Class C Shares ...........................      (13,819)           --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
         Total Dividends and Distributions .....     (497,032)           --    (4,902,880)   (5,341,844)     (962,853)     (713,819)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ...................   11,057,444     5,151,518    (8,581,549)   (1,043,692)  (22,096,558)  (17,800,771)
      Redemption Fees (Note 2) .................          875            50           135         3,405            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
         Total Increase (Decrease) in Net
            Assets .............................   13,878,737     6,110,204    30,119,321    11,140,447    (7,765,617)   (7,032,353)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
Net Assets:
   Beginning of Year ...........................    9,732,310     3,622,106   221,225,474   210,085,027    86,335,668    93,368,021
                                                  -----------  ------------  ------------  ------------  ------------  ------------
   End of Year .................................   23,611,047  $  9,732,310  $251,344,795  $221,225,474  $ 78,570,051  $ 86,335,668
                                                  ===========  ============  ============  ============  ============  ============
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ........................  $        --  $         --  $  4,383,125  $  4,220,837  $     87,672  $    961,600
                                                  ===========  ============  ============  ============  ============  ============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 152 - 163.

        The accompanying notes are an integral part of the financial statements.

146 HIGHMARK(R) FUNDS

                                                                   LARGE CAP VALUE          NYSE ARCA TECH 100 INDEX
                                                                        FUND                           FUND
                                                             ---------------------------   ---------------------------
                                                                 2011           2010           2011          2010
                                                             ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income .................................   $  1,041,573   $  3,208,143   $   (423,563)  $   (641,766)
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions, Foreign Currency Contracts and Futures
      Contracts ..........................................      2,608,005     17,633,560      9,528,381      5,095,461
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ...........     10,754,053        501,588     35,644,081     24,552,907
                                                             ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting From Operations ..     14,403,631     21,343,291     44,748,899     29,006,602
                                                             ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...................................     (1,707,470)    (1,862,693)            --             --
      Class A Shares .....................................       (393,474)      (269,979)            --             --
      Class B Shares .....................................        (13,709)        (7,285)            --             --
      Class C Shares .....................................        (37,219)       (16,247)            --             --
      Class M Shares .....................................             --             --             --             --
   Capital Gains:
      Fiduciary Shares ...................................             --             --             --             --
      Class A Shares .....................................             --             --             --             --
      Class C Shares .....................................             --             --             --             --
                                                             ------------   ------------   ------------   ------------
         Total Dividends and Distributions ...............     (2,151,872)    (2,156,204)            --             --
                                                             ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) .............................    (40,402,669)   (80,535,260)   (21,125,211)   (37,821,926)
      Redemption Fees (Note 2) ...........................             --             --             --             --
                                                             ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets .........    (28,150,910)   (61,348,173)    23,623,688     (8,815,324)
                                                             ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year .....................................    124,251,628    185,599,801    183,147,016    191,962,340
                                                             ------------   ------------   ------------   ------------
   End of Year ...........................................   $ 96,100,718   $124,251,628   $206,770,704   $183,147,016
                                                             ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ......................................   $     (2,497)  $  1,102,153   $         --   $         --
                                                             ============   ============   ============   ============

                                                                  SMALL CAP ADVANTAGE            SMALL CAP VALUE
                                                                         FUND                          FUND
                                                             ---------------------------   ---------------------------
                                                                 2011           2010           2011           2010
                                                             ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income .................................   $    (85,902)  $    (74,293)  $    777,490   $    652,503
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions, Foreign Currency Contracts and Futures
      Contracts ..........................................      4,957,295      1,926,003      7,241,466     (7,526,496)
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ...........      2,539,022      3,270,830      5,164,400     24,817,284
                                                             ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting From Operations ..      7,410,415      5,122,540     13,183,356     17,943,291
                                                             ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...................................             --        (96,482)      (458,665)      (392,325)
      Class A Shares .....................................             --           (600)      (326,767)      (413,599)
      Class B Shares .....................................             --             --             --        (13,921)
      Class C Shares .....................................             --             --        (25,539)       (29,210)
      Class M Shares .....................................             --             --             --             --
   Capital Gains:
      Fiduciary Shares ...................................             --             --             --             --
      Class A Shares .....................................             --             --             --             --
      Class C Shares .....................................             --             --             --             --
                                                             ------------   ------------   ------------   ------------
         Total Dividends and Distributions ...............             --        (97,082)      (810,971)      (849,055)
                                                             ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) .............................     (3,435,221)    (3,509,495)   (32,810,128)   (22,904,102)
      Redemption Fees (Note 2) ...........................             63             --            387          1,051
                                                             ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets .........      3,975,257      1,515,963    (20,437,356)    (5,808,815)
                                                             ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year .....................................     23,914,048     22,398,085     70,386,970     76,195,785
                                                             ------------   ------------   ------------   ------------
   End of Year ...........................................   $ 27,889,305   $ 23,914,048   $ 49,949,614   $ 70,386,970
                                                             ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ......................................   $         --   $         --   $    187,479   $    220,960
                                                             ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 147

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                 VALUE MOMENTUM          CAPITAL GROWTH ALLOCATION    DIVERSIFIED EQUITY ALLOCATION
                                                      FUND                          FUND                          FUND
                                          ----------------------------  ----------------------------  -----------------------------
                                              2011           2010            2011          2010            2011            2010
                                          ----------------------------  ----------------------------  -----------------------------
Investment Activities:
   Net Investment Income ...............  $   3,728,139  $   6,109,913  $     213,303  $     188,267  $        7,496  $       6,750
   Net Realized Gain (Loss) on
      Investments, Affiliated Funds,
      Foreign Currency Transactions
      and Capital Gains Distributions
      Received .........................     25,675,541      9,071,167        406,698     (3,547,749)      1,056,248       (300,184)
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds and Foreign
      Currency Transactions ............     28,857,353     26,098,625      6,162,702      8,482,645         132,873      1,089,862
                                          -------------  -------------  -------------  -------------  --------------  -------------
   Net Increase in Net Assets
      Resulting From Operations ........     58,261,033     41,279,705      6,782,703      5,123,163       1,196,617        796,428
                                          -------------  -------------  -------------  -------------  --------------  -------------

Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares .................     (4,901,329)    (2,884,929)        (1,522)        (2,035)         (2,078)          (182)
      Class A Shares ...................     (1,351,277)      (733,393)      (200,051)      (187,322)         (4,188)        (9,513)
      Class B Shares ...................        (40,417)       (15,094)            --             --              --             --
      Class C Shares ...................        (34,583)       (10,088)        (5,745)       (47,557)             --         (2,010)
   Capital Gains:
      Fiduciary Shares .................             --             --             --             --              --             --
      Class A Shares ...................             --             --             --             --              --             --
      Class B Shares ...................             --             --             --             --              --             --
      Class C Shares ...................             --             --             --             --              --             --
                                          -------------  -------------  -------------  -------------  --------------  -------------
            Total Dividends and
               Distributions ...........     (6,327,606)    (3,643,504)      (207,318)      (236,914)         (6,266)       (11,705)
                                          -------------  -------------  -------------  -------------  --------------  -------------

   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (2) ...........    (47,550,109)   (45,061,793)    (2,204,054)    (3,101,568)      6,864,131        920,905
                                          -------------  -------------  -------------  -------------  --------------  -------------
            Total Increase (Decrease)
               in Net Assets ...........      4,383,318     (7,425,592)     4,371,331      1,784,681       8,054,482      1,705,628
                                          -------------  -------------  -------------  -------------  --------------  -------------

Net Assets:
   Beginning of Year ...................    306,280,908    313,706,500     39,844,761     38,060,080       7,510,287      5,804,659
                                          -------------  -------------  -------------  -------------  --------------  -------------
   End of Year .........................  $ 310,664,226  $ 306,280,908  $  44,216,092  $  39,844,761  $   15,564,769  $   7,510,287
                                          =============  =============  =============  =============  ==============  =============

Undistributed Net Investment
   Income/(Accumulated Net Investment
   Loss) ...............................  $      (3,755) $   2,527,968  $      49,148  $      32,115  $        9,884  $       6,248
                                          =============  =============  =============  =============  ==============  =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   Class C Shares resumed operations on December 4, 2009.

(2) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 152 - 163.

        The accompanying notes are an integral part of the financial statements.

148 HIGHMARK(R) FUNDS

                                                    GROWTH &
                                               INCOME ALLOCATION           INCOME PLUS ALLOCATION                 BOND
                                                      FUND                          FUND                          FUND
                                          ---------------------------   ---------------------------   -----------------------------
                                              2011           2010           2011           2010           2011            2010
                                          ---------------------------   ---------------------------   -----------------------------
Investment Activities:
   Net Investment Income ...............  $    427,577   $    401,824   $    239,202   $    219,240   $  13,534,592   $  14,683,027
   Net Realized Gain (Loss) on
      Investments, Affiliated Funds,
      Foreign Currency Transactions
      and Capital Gains Distributions
      Received .........................     2,684,792     (1,583,273)     1,432,913        466,506       8,249,013       4,420,896
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds and Foreign
      Currency Transactions ............     3,027,599      5,842,837       (161,574)       429,549      (2,381,071)     15,381,721
                                          ------------   ------------   ------------   ------------   -------------   -------------
   Net Increase in Net Assets
      Resulting From Operations ........     6,139,968      4,661,388      1,510,541      1,115,295      19,402,534      34,485,644
                                          ------------   ------------   ------------   ------------   -------------   -------------

Dividends and Distributions to
    Shareholders:
   Net Investment Income:
      Fiduciary Shares .................        (4,986)        (1,949)        (4,815)        (4,562)    (12,484,462)    (13,688,181)
      Class A Shares ...................      (341,717)      (331,804)      (165,251)      (143,402)     (1,053,646)     (1,055,075)
      Class B Shares ...................            --             --             --             --         (28,497)        (69,625)
      Class C Shares ...................       (98,550)      (110,753)       (79,844)       (57,376)       (208,572)        (94,383)
   Capital Gains:
      Fiduciary Shares .................            --             --           (826)            --      (2,773,259)             --
      Class A Shares ...................            --             --        (33,929)            --        (256,107)             --
      Class B Shares ...................            --             --             --             --         (10,059)             --
      Class C Shares ...................            --             --        (26,211)            --         (57,758)             --
                                          ------------   ------------   ------------   ------------   -------------   -------------
            Total Dividends and
               Distributions ...........      (445,253)      (444,506)      (310,876)      (205,340)    (16,872,360)    (14,907,264)
                                          ------------   ------------   ------------   ------------   -------------   -------------

   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (2) ...........     2,857,620         95,438        562,973      5,018,238       7,382,882      11,362,016
                                          ------------   ------------   ------------   ------------   -------------   -------------
            Total Increase (Decrease)
               in Net Assets ...........     8,552,335      4,312,320      1,762,638      5,928,193       9,913,056      30,940,396
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net Assets:
   Beginning of Year ...................    43,247,816     38,935,496     15,714,951      9,786,758     364,778,465     333,838,069
                                          ------------   ------------   ------------   ------------   -------------   -------------
   End of Year .........................  $ 51,800,151   $ 43,247,816   $ 17,477,589   $ 15,714,951   $ 374,691,521   $ 364,778,465
                                          ============   ============   ============   ============   =============   =============

Undistributed Net Investment
   Income/(Accumulated Net Investment
   Loss) ...............................  $     54,908   $     62,168   $     18,373   $     26,677   $     229,716   $     235,062
                                          ============   ============   ============   ============   =============   =============

                                            CALIFORNIA INTERMEDIATE        NATIONAL INTERMEDIATE
                                              TAX-FREE BOND FUND            TAX-FREE BOND FUND
                                          ---------------------------   ---------------------------
                                              2011           2010           2011         2010(1)
                                          ---------------------------   ---------------------------
Investment Activities:
   Net Investment Income ...............  $  5,808,105   $  5,343,670   $  2,972,472   $  2,914,872
   Net Realized Gain (Loss) on
      Investments, Affiliated Funds,
      Foreign Currency Transactions
      and Capital Gains Distributions
      Received .........................      (115,747)            34             75         10,186
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds and Foreign
      Currency Transactions ............    (1,501,496)     3,719,978       (744,306)     2,398,839
                                          ------------   ------------   ------------   ------------
   Net Increase in Net Assets
      Resulting From Operations ........     4,190,862      9,063,682      2,228,241      5,323,897
                                          ------------   ------------   ------------   ------------

Dividends and Distributions to
    Shareholders:
   Net Investment Income:
      Fiduciary Shares .................    (3,238,236)    (3,319,982)    (2,302,774)    (2,278,065)
      Class A Shares ...................    (2,059,561)    (1,744,847)      (600,737)      (607,623)
      Class B Shares ...................        (5,440)       (24,470)            --             --
      Class C Shares ...................      (419,488)      (242,758)       (81,894)       (17,674)
   Capital Gains:
      Fiduciary Shares .................            --       (169,020)       (11,297)            --
      Class A Shares ...................            --        (90,864)        (3,232)            --
      Class B Shares ...................            --         (2,029)            --             --
      Class C Shares ...................            --        (14,001)          (490)            --
                                          ------------   ------------   ------------   ------------
            Total Dividends and
               Distributions ...........    (5,722,725)    (5,607,971)    (3,000,424)    (2,903,362)
                                          ------------   ------------   ------------   ------------

   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (2) ...........    22,100,554     48,745,858      2,691,721      9,113,103
                                          ------------   ------------   ------------   ------------
            Total Increase (Decrease)
               in Net Assets ...........    20,568,691     52,201,569      1,919,538     11,533,638
                                          ------------   ------------   ------------   ------------

Net Assets:
   Beginning of Year ...................   204,013,315    151,811,746    105,818,233     94,284,595
                                          ------------   ------------   ------------   ------------
   End of Year .........................  $224,582,006   $204,013,315   $107,737,771   $105,818,233
                                          ============   ============   ============   ============

Undistributed Net Investment
   Income/(Accumulated Net Investment
   Loss) ...............................  $    113,140   $     27,760   $     12,299   $     26,106
                                          ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 149

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                 SHORT TERM BOND                    WISCONSIN
                                                       FUND                      TAX-EXEMPT FUND
                                          -----------------------------   -----------------------------
                                              2011             2010          2011(1)          2010
                                          -----------------------------   -----------------------------
Investment Activities:
   Net Investment Income ...............  $   2,615,279   $   2,350,051   $   5,318,948   $   5,281,965
   Net Realized Gain (Loss) on
     Investments .......................        399,316         122,909        (438,670)        396,712
   Change in Unrealized Appreciation
      (Depreciation) on Investments ....       (250,248)      1,031,230      (1,833,800)      5,855,281
                                          -------------   -------------   -------------   -------------
   Net Increase in Net Assets
      Resulting From Operations ........      2,764,347       3,504,190       3,046,478      11,533,958
                                          -------------   -------------   -------------   -------------

Dividends and Distributions to
    Shareholders:
   Net Investment Income:
      Fiduciary Shares .................     (2,029,877)     (1,833,809)         (5,272)             --
      Class A Shares ...................       (547,080)       (454,749)     (4,947,628)     (5,009,291)
      Class B Shares ...................             --              --         (71,503)        (84,091)
      Class C Shares ...................       (359,850)       (214,811)       (338,374)       (231,262)
   Capital Gains:
      Fiduciary Shares .................             --              --            (158)             --
      Class A Shares ...................             --              --        (166,152)             --
      Class B Shares ...................             --              --          (3,169)             --
      Class C Shares ...................             --              --         (12,982)             --
                                          -------------   -------------   -------------   -------------
            Total Dividends and
               Distributions ...........     (2,936,807)     (2,503,369)     (5,545,238)     (5,324,644)
                                          -------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (2) ...........     21,609,236      46,284,631     (13,843,312)      3,562,948
                                          -------------   -------------   -------------   -------------
            Total Increase (Decrease)
               in Net Assets ...........     21,436,776      47,285,452     (16,342,072)      9,772,262
                                          -------------   -------------   -------------   -------------
Net Assets:
   Beginning of Year ...................    111,268,318      63,982,866     159,720,027     149,947,765
                                          -------------   -------------   -------------   -------------
   End of Year .........................  $ 132,705,094   $ 111,268,318   $ 143,377,955   $ 159,720,027
                                          =============   =============   =============   =============
Undistributed Net Investment
   Income/(Accumulated Net Investment
   Loss) ...............................  $      16,757   $      15,737   $      13,825   $      58,804
                                          =============   =============   =============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The Fund began issuing Fiduciary Shares on August 3, 2010.

(2) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 152 - 163.

        The accompanying notes are an integral part of the financial statements.

150 HIGHMARK(R) FUNDS

                       This Page Left Blank Intentionally.

                                                           HIGHMARK(R) FUNDS 151

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                             BALANCED FUND
                                                          -----------------------------------------------------
                                                                    2011                        2010
                                                           SHARES         DOLLARS      SHARES        DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      174,457   $  2,406,987      190,125   $  2,348,826
      Reinvestment of Dividends and Distributions .....       21,931        299,089       19,915        244,672
      Cost of Shares Redeemed .........................     (282,838)    (3,856,590)    (297,254)    (3,623,346)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........      (86,450)    (1,150,514)     (87,214)    (1,029,848)
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................       79,620      1,101,253       94,813      1,178,505
      Reinvestment of Dividends and Distributions .....        5,716         77,812        4,424         54,301
      Cost of Shares Redeemed .........................      (80,459)    (1,098,427)     (47,879)      (588,062)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............        4,877         80,638       51,358        644,744
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................        1,390         19,259       19,472        241,656
      Reinvestment of Dividends and Distributions .....          222          3,002          209          2,558
      Cost of Shares Redeemed .........................      (28,578)      (395,314)     (31,679)      (393,892)
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............      (26,966)      (373,053)     (11,998)      (149,678)
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................       23,965        319,781       18,985        234,788
      Reinvestment of Dividends and Distributions .....          454          6,154          164          1,999
      Cost of Shares Redeemed                                 (3,536)       (48,276)      (7,870)       (96,917)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............       20,883        277,659       11,279        139,870
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and Distributions .....           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock
         Activity .....................................      (87,656)  $ (1,165,270)     (36,575)  $   (394,912)
                                                          ==========   ============   ==========   ============

                                                                             COGNITIVE VALUE FUND
                                                          -----------------------------------------------------
                                                                    2011                        2010
                                                            SHARES       DOLLARS        SHARES       DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      275,045   $  3,060,849      155,302   $  1,262,448
      Reinvestment of Dividends and Distributions .....          983         10,639        1,819         15,500
      Cost of Shares Redeemed .........................      (72,900)      (805,243)    (152,405)    (1,384,099)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........      203,128      2,266,245        4,716       (106,151)
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................       58,672        623,737       36,911        325,652
      Reinvestment of Dividends and Distributions .....          834          9,046          326          2,792
      Cost of Shares Redeemed .........................      (45,806)      (492,114)      (9,602)       (87,308)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............       13,700        140,669       27,635        241,136
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and Distributions .....           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................       32,385        350,167       13,975        119,610
      Reinvestment of Dividends and Distributions .....          116          1,231          149          1,244
      Cost of Shares Redeemed .........................      (38,890)      (414,758)     (10,870)       (97,611)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............       (6,389)       (63,360)       3,254         23,243
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................    1,057,545     10,575,434      300,051      2,620,564
      Reinvestment of Dividends and Distributions .....       84,977        919,625       54,209        461,856
      Cost of Shares Redeemed .........................   (1,018,124)   (11,125,117)  (1,447,057)   (12,650,536)
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............      124,398        369,942   (1,092,797)    (9,568,116)
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock
         Activity .....................................      334,837   $  2,713,496   (1,057,192)  $ (9,409,888)
                                                          ==========   ============   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

152 HIGHMARK(R) FUNDS

                                                                              CORE EQUITY FUND
                                                          -----------------------------------------------------
                                                                    2011                        2010
                                                            SHARES     DOLLARS          SHARES        DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      764,345   $  6,325,393      600,079   $  4,331,484
      Reinvestment of Dividends and Distributions .....       33,012        267,792       38,237        274,898
      Cost of Shares Redeemed .........................   (2,186,481)   (18,173,729)  (2,420,542)   (17,309,113)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........   (1,389,124)   (11,580,544)  (1,782,226)   (12,702,731)
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................       72,209        611,978       99,094        722,925
      Reinvestment of Dividends and Distributions .....        2,842         23,172        2,543         18,295
      Cost of Shares Redeemed .........................      (83,095)      (683,839)     (50,295)      (367,373)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............       (8,044)       (48,689)      51,342        373,847
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................        5,376         44,031       20,019        144,738
      Reinvestment of Dividends and Distributions .....           78            621          244          1,692
      Cost of Shares Redeemed .........................      (59,059)      (490,364)    (100,741)      (717,645)
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............      (53,605)      (445,712)     (80,478)      (571,215)
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................       21,758        167,546        5,622         39,615
      Reinvestment of Dividends and Distributions .....          114            918          147          1,023
      Cost of Shares Redeemed .........................       (7,026)       (54,797)     (14,846)      (102,877)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............       14,846        113,667       (9,077)       (62,239)
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and Distributions .....           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock
         Activity .....................................   (1,435,927)  $(11,961,278)  (1,820,439)  $(12,962,338)
                                                          ==========   ============   ==========   ============

                                                                           ENHANCED GROWTH FUND
                                                          -----------------------------------------------------
                                                                    2011                        2010
                                                            SHARES        DOLLARS        SHARES       DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      169,363   $  1,844,966      142,824   $  1,269,119
      Reinvestment of Dividends and Distributions .....           --             --           65            606
      Cost of Shares Redeemed .........................     (174,741)    (1,840,560)    (207,977)    (1,866,375)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........       (5,378)         4,406      (65,088)      (596,650)
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................      130,470     1,430,829       305,773      2,800,369
      Reinvestment of Dividends and Distributions .....           --             --            9             83
      Cost of Shares Redeemed .........................     (202,217)    (2,058,081)    (164,217)    (1,511,394)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............      (71,747)      (627,252)     141,565      1,289,058
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and Distributions .....           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................       13,856        151,321       11,168         92,399
      Reinvestment of Dividends and Distributions .....           --             --           --              2
      Cost of Shares Redeemed .........................       (8,677)       (94,826)      (6,439)       (56,484)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............        5,179         56,495        4,729         35,917
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................    1,468,918     14,555,580      277,982      2,494,622
      Reinvestment of Dividends and Distributions .....           --             --        9,093         84,199
      Cost of Shares Redeemed .........................     (777,133)    (8,449,262)  (1,445,795)   (12,661,998)
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............      691,785      6,106,318   (1,158,720)   (10,083,177)
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock
         Activity .....................................      619,839   $  5,539,967   (1,077,514)  $ (9,354,852)
                                                          ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 153

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                             EQUITY INCOME FUND
                                                          --------------------------------------------------------
                                                                     2011                          2010
                                                            SHARES        DOLLARS         SHARES        DOLLARS
                                                          --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      620,012   $   5,645,421         1,165   $       9,347
      Reinvestment of Dividends and
        Distributions .................................        9,680          89,163             9              74
      Cost of Shares Redeemed .........................      (30,039)       (273,584)      (10,885)        (74,904)
                                                          ----------   -------------   -----------   -------------
         Total Fiduciary Share Transactions ...........      599,653       5,461,000        (9,711)        (65,483)
                                                          ----------   -------------   -----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................      113,305       1,038,229       112,276         883,860
      Transfer from Fiduciary Shares ..................           --              --        10,885          74,904
      Reinvestment of Dividends and
        Distributions .................................       30,663         269,203        31,237         245,221
      Cost of Shares Redeemed .........................     (400,198)     (3,486,854)     (580,701)     (4,476,212)
                                                          ----------   -------------   -----------   -------------
         Total Class A Share Transactions .............     (256,230)     (2,179,422)     (426,303)     (3,272,227)
                                                          ----------   -------------   -----------   -------------
  Class B Shares:
      Proceeds from Shares Issued .....................          447           3,842         3,644          28,861
      Reinvestment of Dividends and
        Distributions .................................        4,537          39,939         4,494          35,434
      Cost of Shares Redeemed .........................      (63,428)       (568,898)     (113,992)       (892,257)
                                                          ----------   -------------   -----------   -------------
         Total Class B Share Transactions .............      (58,444)       (525,117)     (105,854)       (827,962)
                                                          ----------   -------------   -----------   -------------
  Class C Shares:
      Proceeds from Shares Issued .....................       32,010         294,463         8,614          69,103
      Reinvestment of Dividends and
        Distributions .................................        5,698          49,855         5,103          39,930
      Cost of Shares Redeemed .........................      (51,059)       (446,272)     (142,522)     (1,089,617)
                                                          ----------   -------------   -----------   -------------
         Total Class C Share Transactions .............      (13,351)       (101,954)     (128,805)       (980,584)
                                                          ----------   -------------   -----------   -------------
      Net Increase (Decrease) from Capital
        Stock Activity ................................      271,628   $   2,654,507      (670,673)  $  (5,146,256)
                                                          ==========   =============   ===========   =============

                                                                           FUNDAMENTAL EQUITY FUND
                                                          --------------------------------------------------------
                                                                     2011                          2010
                                                            SHARES        DOLLARS         SHARES        DOLLARS
                                                          --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      321,949   $   6,614,421       297,275   $   5,295,068
      Reinvestment of Dividends and
        Distributions .................................        6,794         138,664         2,625          47,886
      Cost of Shares Redeemed .........................     (316,774)     (6,601,856)     (141,278)     (2,528,089)
                                                          ----------   -------------   -----------   -------------
         Total Fiduciary Share Transactions ...........       11,969         151,229       158,622       2,814,865
                                                          ----------   -------------   -----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................        1,283          26,395           165           2,730
      Transfer from Fiduciary Shares ..................           --              --            --              --
      Reinvestment of Dividends and
        Distributions .................................            4              89             1              11
      Cost of Shares Redeemed .........................         (968)        (20,202)          (39)           (665)
                                                          ----------   -------------   -----------   -------------
         Total Class A Share Transactions .............          319           6,282           127           2,076
                                                          ----------   -------------   -----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --              --            --              --
      Reinvestment of Dividends and
        Distributions .................................           --              --            --              --
      Cost of Shares Redeemed .........................           --              --            --              --
                                                          ----------   -------------   -----------   -------------
         Total Class B Share Transactions .............           --              --            --              --
                                                          ----------   -------------   -----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .....................          763          16,064           898          16,448
      Reinvestment of Dividends and
        Distributions .................................            2              49             1              19
      Cost of Shares Redeemed .........................         (104)         (2,242)         (244)         (4,377)
                                                          ----------   -------------   -----------   -------------
         Total Class C Share Transactions .............          661          13,871           655          12,090
                                                          ----------   -------------   -----------   -------------
      Net Increase (Decrease) from Capital
        Stock Activity ................................       12,949   $     171,382       159,404   $   2,829,031
                                                          ==========   =============   ===========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

154 HIGHMARK(R) FUNDS

                                                                        GENEVA MID CAP GROWTH FUND
                                                          --------------------------------------------------------
                                                                    2011                          2010
                                                            SHARES        DOLLARS        SHARES         DOLLARS
                                                          --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................    9,147,106   $ 210,427,421     1,063,746   $  18,037,809
      Reinvestment of Dividends and
        Distributions .................................        2,022          44,653            --              --
      Cost of Shares Redeemed .........................     (798,702)    (18,347,466)      (71,522)     (1,283,574)
                                                          ----------   -------------   -----------   -------------
         Total Fiduciary Share Transactions ...........    8,350,426     192,124,608       992,224      16,754,235
                                                          ----------   -------------   -----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................    3,740,041      82,372,045     3,052,834      51,229,685
      Transfer from Fiduciary Shares ..................           --              --            --              --
      Reinvestment of Dividends and
        Distributions .................................       11,340         249,371            --              --
      Cost of Shares Redeemed .........................   (4,997,597)   (110,875,703)   (3,071,020)    (51,710,749)
                                                          ----------   -------------   -----------   -------------
         Total Class A Share Transactions .............   (1,246,216)    (28,254,287)      (18,186)       (481,064)
                                                          ----------   -------------   -----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .....................        6,269         130,443         6,456         100,681
      Reinvestment of Dividends and
        Distributions .................................          358           7,211            --              --
      Cost of Shares Redeemed .........................     (114,894)     (2,240,830)     (163,704)     (2,553,951)
                                                          ----------   -------------   -----------   -------------
         Total Class B Share Transactions .............     (108,267)     (2,103,176)     (157,248)     (2,453,270)
                                                          ----------   -------------   -----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .....................      560,886      11,614,224       246,143       3,835,951
      Reinvestment of Dividends and
        Distributions .................................        1,588          32,328            --              --
      Cost of Shares Redeemed .........................     (143,411)     (2,845,899)     (157,964)     (2,497,862)
                                                          ----------   -------------   -----------   -------------
         Total Class C Share Transactions .............      419,063       8,800,653        88,179       1,338,089
                                                          ----------   -------------   -----------   -------------
      Net Increase (Decrease) from Capital
        Stock Activity ................................    7,415,006   $ 170,567,798       904,969   $  15,157,990
                                                          ==========   =============   ===========   =============

                                                                       GENEVA SMALL CAP GROWTH FUND
                                                          --------------------------------------------------------
                                                                    2011                          2010
                                                            SHARES        DOLLARS        SHARES         DOLLARS
                                                          --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      209,987   $   6,295,748       189,403   $   4,337,162
      Reinvestment of Dividends and
        Distributions .................................        7,629         229,808            --              --
      Cost of Shares Redeemed .........................      (71,317)     (2,238,124)      (10,902)       (242,021)
                                                          ----------   -------------   -----------   -------------
         Total Fiduciary Share Transactions ...........      146,299       4,287,432       178,501       4,095,141
                                                          ----------   -------------   -----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................      173,388       5,373,313        44,423       1,054,768
      Transfer from Fiduciary Shares ..................           --              --            --              --
      Reinvestment of Dividends and
        Distributions .................................        5,285         158,544            --              --
      Cost of Shares Redeemed .........................      (19,142)       (593,879)       (8,420)       (209,691)
                                                          ----------   -------------   -----------   -------------
         Total Class A Share Transactions .............      159,531       4,937,978        36,003         845,077
                                                          ----------   -------------   -----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --              --            --              --
      Reinvestment of Dividends and
        Distributions .................................           --              --            --              --
      Cost of Shares Redeemed .........................           --              --            --              --
                                                          ----------   -------------   -----------   -------------
         Total Class B Share Transactions .............           --              --            --              --
                                                          ----------   -------------   -----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .....................       63,155       1,953,328        10,681         248,815
      Reinvestment of Dividends and
        Distributions .................................          465          13,819            --              --
      Cost of Shares Redeemed .........................       (4,367)       (135,113)       (1,711)        (37,515)
                                                          ----------   -------------   -----------   -------------
         Total Class C Share Transactions .............       59,253       1,832,034         8,970         211,300
                                                          ----------   -------------   -----------   -------------
      Net Increase (Decrease) from Capital
        Stock Activity ................................      365,083   $  11,057,444       223,474   $   5,151,518
                                                          ==========   =============   ===========   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 155

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                     INTERNATIONAL OPPORTUNITIES FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES         DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................    2,921,932    $ 21,283,106     3,760,312    $ 23,813,144
      Reinvestment of Dividends and Distributions ....      107,779         758,762       113,810         729,525
      Cost of Shares Redeemed ........................   (3,062,608)    (22,011,828)   (1,971,883)    (12,616,751)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........      (32,897)         30,040     1,902,239      11,925,918
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................      217,725       1,543,650       350,341       2,242,538
      Reinvestment of Dividends and Distributions ....       14,522         102,237        35,328         226,098
      Cost of Shares Redeemed ........................     (611,967)     (4,396,489)     (998,450)     (6,357,947)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............     (379,720)     (2,750,602)     (612,781)     (3,889,311)
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................           --              --            --              --
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................           --              --            --              --
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............           --              --            --              --
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................       48,871         339,457        61,757         384,258
      Reinvestment of Dividends and Distributions ....        3,296          23,042         3,892          24,789
      Cost of Shares Redeemed ........................      (57,186)       (409,953)     (124,689)       (783,287)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............       (5,019)        (47,454)      (59,040)       (374,240)
                                                         ----------    ------------    ----------    ------------
   Class M Shares:
      Proceeds from Shares Issued ....................    1,331,063       9,688,116     1,043,818       6,586,676
      Reinvestment of Dividends and Distributions ....      325,121       2,288,850       399,678       2,561,935
      Cost of Shares Redeemed ........................   (2,492,008)    (17,790,499)   (2,776,194)    (17,854,670)
                                                         ----------    ------------    ----------    ------------
         Total Class M Share Transactions ............     (835,824)     (5,813,533)   (1,332,698)     (8,706,059)
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......   (1,253,460)   $ (8,581,549)     (102,280)   $ (1,043,692)
                                                         ==========    ============    ==========    ============

                                                                           LARGE CAP GROWTH FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES        DOLLARS         SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................      977,734    $  9,511,489       566,488    $  4,933,367
      Reinvestment of Dividends and Distributions ....       44,280         446,785        32,425         288,256
      Cost of Shares Redeemed ........................   (2,293,189)    (23,232,239)   (2,297,086)    (19,868,860)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........   (1,271,175)    (13,273,965)   (1,698,173)    (14,647,237)
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................      209,610       2,085,029       732,918       6,144,306
      Reinvestment of Dividends and Distributions ....       14,810         146,913        17,622         154,014
      Cost of Shares Redeemed ........................     (882,030)     (8,436,350)     (716,185)     (6,089,897)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............     (657,610)     (6,204,408)       34,355         208,423
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................          407           3,907         2,163          16,874
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................     (189,171)     (1,749,901)     (348,107)     (2,779,204)
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............     (188,764)     (1,745,994)     (345,944)     (2,762,330)
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................       24,388         233,921        33,352         271,904
      Reinvestment of Dividends and Distributions ....        1,093          10,102         2,401          19,546
      Cost of Shares Redeemed ........................     (125,833)     (1,116,214)     (113,009)       (891,077)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............     (100,352)       (872,191)      (77,256)       (599,627)
                                                         ----------    ------------    ----------    ------------
   Class M Shares:
      Proceeds from Shares Issued ....................           --              --            --              --
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................           --              --            --              --
                                                         ----------    ------------    ----------    ------------
         Total Class M Share Transactions ............           --              --            --              --
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......   (2,217,901)   $(22,096,558)   (2,087,018)   $(17,800,771)
                                                         ==========    ============    ==========    ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

156 HIGHMARK(R) FUNDS

                                                                           LARGE CAP VALUE FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES         DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................    1,273,932    $ 14,431,261     1,463,448    $ 14,891,474
      Reinvestment of Dividends and Distributions ....      117,118       1,297,976       147,204       1,518,985
      Cost of Shares Redeemed ........................   (4,463,391)    (49,412,316)   (8,297,929)    (86,255,700)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........   (3,072,341)    (33,683,079)   (6,687,277)    (69,845,241)
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................       79,396         914,077       274,566       2,829,136
      Reinvestment of Dividends and Distributions ....       32,997         366,743        24,655         254,321
      Cost of Shares Redeemed ........................     (524,678)     (5,958,855)   (1,130,400)    (11,555,215)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............     (412,285)     (4,678,035)     (831,179)     (8,471,758)
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................          276           3,253           503           5,002
      Reinvestment of Dividends and Distributions ....        1,215          13,098           661           6,642
      Cost of Shares Redeemed ........................      (59,998)       (671,018)     (104,165)     (1,056,789)
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............      (58,507)       (654,667)     (103,001)     (1,045,145)
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................        6,431          69,836        15,719         156,531
      Reinvestment of Dividends and Distributions ....        3,235          34,737         1,537          15,424
      Cost of Shares Redeemed ........................     (136,344)     (1,491,461)     (134,731)     (1,345,071)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............     (126,678)     (1,386,888)     (117,475)     (1,173,116)
                                                         ----------    ------------    ----------    ------------
   Class M Shares:
      Proceeds from Shares Issued ....................           --              --            --              --
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................           --              --            --              --
                                                         ----------    ------------    ----------    ------------
         Total Class M Share Transactions ............           --              --            --              --
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......   (3,669,811)   $(40,402,669)   (7,738,932)   $(80,535,260)
                                                         ==========    ============    ==========    ============

                                                                       NYSE ARCA TECH 100 INDEX FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES         DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................      221,631    $  6,946,480        16,327    $    417,533
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................      (48,071)     (1,569,230)       (5,111)       (125,391)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........      173,560       5,377,250        11,216         292,142
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................    1,164,336      35,997,236     1,007,872      24,788,795
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................   (1,809,690)    (55,819,075)   (2,241,848)    (54,851,874)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............     (645,354)    (19,821,839)   (1,233,976)    (30,063,079)
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................        3,029          88,954           926          21,890
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................     (182,041)     (5,008,569)     (290,604)     (6,562,068)
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............     (179,012)     (4,919,615)     (289,678)     (6,540,178)
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................       36,553       1,045,906        39,875         914,050
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................     (104,785)     (2,806,913)     (106,455)     (2,424,861)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............      (68,232)     (1,761,007)      (66,580)     (1,510,811)
                                                         ----------    ------------    ----------    ------------
   Class M Shares:
      Proceeds from Shares Issued ....................           --              --            --              --
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................           --              --            --              --
                                                         ----------    ------------    ----------    ------------
         Total Class M Share Transactions ............           --              --            --              --
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......     (719,038)   $(21,125,211)   (1,579,018)   $(37,821,926)
                                                         ==========    ============    ==========    ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 157

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                           SMALL CAP ADVANTAGE FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES         DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................      264,971    $  4,880,502       311,157    $  4,189,969
      Reinvestment of Dividends and Distributions ....           --              --         3,174          42,430
      Cost of Shares Redeemed ........................     (473,170)     (8,581,732)     (560,001)     (7,738,957)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........     (208,199)     (3,701,230)     (245,670)     (3,506,558)
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................       20,758         394,043         5,829          77,893
      Reinvestment of Dividends and Distributions ....           --              --            44             587
      Cost of Shares Redeemed ........................      (14,085)       (239,173)       (3,675)        (53,481)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............        6,673         154,870         2,198          24,999
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................           --              --            --              --
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................           --              --            --              --
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............           --              --            --              --
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................        7,353         133,337         1,464          19,495
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................       (1,168)        (22,198)       (3,514)        (47,431)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............        6,185         111,139        (2,050)        (27,936)
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......     (195,341)   $ (3,435,221)     (245,522)   $ (3,509,495)
                                                         ==========    ============    ==========    ============

                                                                           SMALL CAP VALUE FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES         DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................      505,262    $  6,553,452       558,388    $  6,254,693
      Reinvestment of Dividends and Distributions ....       23,654         320,513        23,696         254,734
      Cost of Shares Redeemed ........................     (999,776)    (13,524,587)   (1,180,392)    (12,936,459)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........     (470,860)     (6,650,622)     (598,308)     (6,427,032)
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................      132,657       1,733,632       333,646       3,724,968
      Reinvestment of Dividends and Distributions ....        9,357         123,331        12,588         131,670
      Cost of Shares Redeemed ........................   (1,922,567)    (25,936,830)   (1,523,816)    (17,000,290)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............   (1,780,553)    (24,079,867)   (1,177,582)    (13,143,652)
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................        1,668          22,028        14,739         149,738
      Reinvestment of Dividends and Distributions ....           --              --         1,321          13,069
      Cost of Shares Redeemed ........................     (110,326)     (1,352,489)     (190,059)     (1,983,886)
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............     (108,658)     (1,330,461)     (173,999)     (1,821,079)
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................       31,482         382,137        23,462         232,821
      Reinvestment of Dividends and Distributions ....        1,896          23,433         2,775          27,254
      Cost of Shares Redeemed ........................      (94,102)     (1,154,748)     (173,958)     (1,772,414)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............      (60,724)       (749,178)     (147,721)     (1,512,339)
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......   (2,420,795)   $(32,810,128)   (2,097,610)   $(22,904,102)
                                                         ==========    ============    ==========    ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

158 HIGHMARK(R) FUNDS

                                                                            VALUE MOMENTUM FUND
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                           SHARES         DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................    2,267,702    $ 34,910,783     2,010,995    $ 27,393,741
      Reinvestment of Dividends and Distributions ....      258,336       3,903,824       165,801       2,261,189
      Cost of Shares Redeemed ........................   (4,663,578)    (71,093,569)   (4,325,937)    (58,876,842)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........   (2,137,540)    (32,278,962)   (2,149,141)    (29,221,912)
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................      143,154       2,205,404       202,680       2,757,666
      Reinvestment of Dividends and Distributions ....       82,262       1,236,042        49,603         673,628
      Cost of Shares Redeemed ........................   (1,092,462)    (16,480,347)   (1,140,055)    (15,420,514)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............     (867,046)    (13,038,901)     (887,772)    (11,989,220)
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................          527           8,020            --              --
      Reinvestment of Dividends and Distributions ....        2,627          38,127         1,122          14,411
      Cost of Shares Redeemed ........................     (120,433)     (1,814,414)     (224,343)     (3,005,311)
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............     (117,279)     (1,768,267)     (223,221)     (2,990,900)
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................       11,760         179,954        15,078         201,967
      Reinvestment of Dividends and Distributions ....        2,297          33,441           745           9,603
      Cost of Shares Redeemed ........................      (45,991)       (677,374)      (82,054)     (1,071,331)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............      (31,934)       (463,979)      (66,231)       (859,761)
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......   (3,153,799)   $(47,550,109)   (3,326,365)   $(45,061,793)
                                                         ==========    ============    ==========    ============

                                                                         CAPITAL GROWTH ALLOCATION
                                                         --------------------------------------------------------
                                                                    2011                          2010
                                                             SHARES       DOLLARS        SHARES        DOLLARS
                                                         --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ....................        6,593    $    142,825         1,274    $     21,363
      Reinvestment of Dividends and Distributions ....           76           1,522           112           2,035
      Cost of Shares Redeemed ........................       (7,134)       (140,759)       (2,047)        (35,702)
                                                         ----------    ------------    ----------    ------------
         Total Fiduciary Share Transactions ..........         (465)          3,588          (661)        (12,304)
                                                         ----------    ------------    ----------    ------------
   Class A Shares:
      Proceeds from Shares Issued ....................      251,627       5,263,068       275,110       4,942,782
      Reinvestment of Dividends and Distributions ....        9,003         183,924         9,509         173,229
      Cost of Shares Redeemed ........................     (331,912)     (6,838,965)     (453,287)     (8,195,630)
                                                         ----------    ------------    ----------    ------------
         Total Class A Share Transactions ............      (71,282)     (1,391,973)     (168,668)     (3,079,619)
                                                         ----------    ------------    ----------    ------------
   Class B Shares:
      Proceeds from Shares Issued ....................           --              --            --              --
      Reinvestment of Dividends and Distributions ....           --              --            --              --
      Cost of Shares Redeemed ........................           --              --            --              --
                                                         ----------    ------------    ----------    ------------
         Total Class B Share Transactions ............           --              --            --              --
                                                         ----------    ------------    ----------    ------------
   Class C Shares:
      Proceeds from Shares Issued ....................      132,589       2,737,277       168,565       3,011,984
      Reinvestment of Dividends and Distributions ....          246           5,097         2,489          44,921
      Cost of Shares Redeemed ........................     (174,017)     (3,558,043)     (174,042)     (3,066,550)
                                                         ----------    ------------    ----------    ------------
         Total Class C Share Transactions ............      (41,182)       (815,669)       (2,988)         (9,645)
                                                         ----------    ------------    ----------    ------------
      Net Decrease from Capital Stock Activity .......     (112,929)   $ (2,204,054)     (172,317)   $ (3,101,568)
                                                         ==========    ============    ==========    ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 159

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                 DIVERSIFIED EQUITY ALLOCATION FUND
                                                                      -------------------------------------------------------
                                                                                  2011                         2010
                                                                          SHARES       DOLLARS         SHARES      DOLLARS
                                                                      -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .................................         4,484   $     78,250        30,157   $    471,245
      Reinvestment of Dividends and Distributions .................           112          2,077            12            182
      Cost of Shares Redeemed .....................................        (6,596)      (125,085)         (999)       (15,845)
                                                                      -----------   ------------   -----------   ------------
         Total Fiduciary Share Transactions .......................        (2,000)       (44,758)       29,170        455,582
                                                                      -----------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .................................       364,593      7,044,144        46,949        752,397
      Reinvestment of Dividends and Distributions .................           203          3,777           514          8,105
      Cost of Shares Redeemed .....................................       (55,885)    (1,040,039)      (45,379)      (711,877)
                                                                      -----------   ------------   -----------   ------------
         Total Class A Share Transactions .........................       308,911      6,007,882         2,084         48,625
                                                                      -----------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .................................            --             --            --             --
      Reinvestment of Dividends and Distributions .................            --             --            --             --
      Cost of Shares Redeemed .....................................            --             --            --             --
                                                                      -----------   ------------   -----------   ------------
         Total Class B Share Transactions .........................            --             --            --             --
                                                                      -----------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .................................        83,514      1,538,667        54,439        859,412
      Reinvestment of Dividends and Distributions .................            --             --           127          1,983
      Cost of Shares Redeemed .....................................       (35,642)      (637,660)      (29,284)      (444,697)
                                                                      -----------   ------------   -----------   ------------
         Total Class C Share Transactions .........................        47,872        901,007        25,282        416,698
                                                                      -----------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .........       354,783   $  6,864,131        56,536   $    920,905
                                                                      ===========   ============   ===========   ============

                                                                                  GROWTH & INCOME ALLOCATION FUND
                                                                      -------------------------------------------------------
                                                                                  2011                         2010
                                                                          SHARES       DOLLARS         SHARES       DOLLARS
                                                                      -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .................................        44,224   $    970,704            --   $         --
      Reinvestment of Dividends and Distributions .................           232          4,986           103          1,948
      Cost of Shares Redeemed .....................................        (3,642)       (73,705)          (55)        (1,000)
                                                                      -----------   ------------   -----------   ------------
         Total Fiduciary Share Transactions .......................        40,814        901,985            48            948
                                                                      -----------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .................................       360,708      7,725,982       322,699      6,090,425
      Reinvestment of Dividends and Distributions .................        14,438        302,979        15,481        291,400
      Cost of Shares Redeemed .....................................      (333,709)    (7,039,957)     (318,698)    (5,921,378)
                                                                      -----------   ------------   -----------   ------------
         Total Class A Share Transactions .........................        41,437        989,004        19,482        460,447
                                                                      -----------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .................................            --             --            --             --
      Reinvestment of Dividends and Distributions .................            --             --            --             --
      Cost of Shares Redeemed .....................................            --             --            --             --
                                                                      -----------   ------------   -----------   ------------
         Total Class B Share Transactions .........................            --             --            --             --
                                                                      -----------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .................................       214,856      4,531,850       163,293      3,035,161
      Reinvestment of Dividends and Distributions .................         4,390         91,216         5,460        102,279
      Cost of Shares Redeemed .....................................      (174,572)    (3,656,435)     (188,909)    (3,503,397)
                                                                      -----------   ------------   -----------   ------------
         Total Class C Share Transactions .........................        44,674        966,631       (20,156)      (365,957)
                                                                      -----------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .........       126,925   $  2,857,620          (626)  $     95,438
                                                                      ===========   ============   ===========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

160 HIGHMARK(R) FUNDS

                                                                                    INCOME PLUS ALLOCATION FUND
                                                                      -------------------------------------------------------
                                                                                  2011                         2010
                                                                          SHARES       DOLLARS         SHARES       DOLLARS
                                                                      -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .................................        19,582   $    418,865           902   $     17,500
      Reinvestment of Dividends and Distributions .................           263          5,462           224          4,359
      Cost of Shares Redeemed .....................................          (643)       (12,931)         (268)        (5,268)
                                                                      -----------   ------------   -----------   ------------
         Total Fiduciary Share Transactions .......................        19,202        411,396           858         16,591
                                                                      -----------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .................................       118,723      2,468,378       268,147      5,199,289
      Reinvestment of Dividends and Distributions .................         7,510        155,831         6,062        117,980
      Cost of Shares Redeemed .....................................      (220,840)    (4,626,904)     (121,885)    (2,351,233)
                                                                      -----------   ------------   -----------   ------------
         Total Class A Share Transactions .........................       (94,607)    (2,002,695)      152,324      2,966,036
                                                                      -----------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .................................            --             --            --             --
      Reinvestment of Dividends and Distributions .................            --             --            --             --
      Cost of Shares Redeemed .....................................            --             --            --             --
                                                                      -----------   ------------   -----------   ------------
         Total Class B Share Transactions .........................            --             --            --             --
                                                                      -----------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .................................       182,306      3,750,718       151,534      2,896,971
      Reinvestment of Dividends and Distributions .................         4,463         92,016         2,454         47,464
      Cost of Shares Redeemed .....................................       (81,778)    (1,688,462)      (47,070)      (908,824)
                                                                      -----------   ------------   -----------   ------------
         Total Class C Share Transactions .........................       104,991      2,154,272       106,918      2,035,611
                                                                      -----------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .........        29,586   $    562,973       260,100   $  5,018,238
                                                                      ===========   ============   ===========   ============

                                                                                             BOND FUND
                                                                      -------------------------------------------------------
                                                                                  2011                         2010
                                                                          SHARES       DOLLARS        SHARES        DOLLARS
                                                                      -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .................................     5,158,803   $ 58,522,672     5,574,740   $ 61,688,835
      Reinvestment of Dividends and Distributions .................       875,197      9,885,466       677,296      7,489,780
      Cost of Shares Redeemed .....................................    (5,631,964)   (63,951,496)   (5,751,601)   (63,781,540)
                                                                      -----------   ------------   -----------   ------------
         Total Fiduciary Share Transactions .......................       402,036      4,456,642       500,435      5,397,075
                                                                      -----------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .................................       802,116      8,984,591       977,218     10,658,953
      Reinvestment of Dividends and Distributions .................        85,104        946,795        67,090        730,602
      Cost of Shares Redeemed .....................................      (858,564)    (9,566,185)     (603,596)    (6,576,638)
                                                                      -----------   ------------   -----------   ------------
         Total Class A Share Transactions .........................        28,656        365,201       440,712      4,812,917
                                                                      -----------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .................................         7,967         89,327         8,791         96,035
      Reinvestment of Dividends and Distributions .................         2,936         32,495         5,214         56,427
      Cost of Shares Redeemed .....................................      (102,344)    (1,138,194)     (157,571)    (1,706,948)
                                                                      -----------   ------------   -----------   ------------
         Total Class B Share Transactions .........................       (91,441)    (1,016,372)     (143,566)    (1,554,486)
                                                                      -----------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .................................       469,376      5,233,750       293,071      3,181,597
      Reinvestment of Dividends and Distributions .................        17,519        193,808         6,797         73,817
      Cost of Shares Redeemed .....................................      (167,258)    (1,850,147)      (50,502)      (548,904)
                                                                      -----------   ------------   -----------   ------------
         Total Class C Share Transactions .........................       319,637      3,577,411       249,366      2,706,510
                                                                      -----------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital Stock Activity .........       658,888   $  7,382,882     1,046,947   $ 11,362,016
                                                                      ===========   ============   ===========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 161

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                      CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                                                                -----------------------------------------------------
                                                                           2011                        2010
                                                                  SHARES        DOLLARS       SHARES        DOLLARS
                                                                -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................    4,254,632   $ 43,276,898    3,688,083   $ 37,392,969
      Reinvestment of Dividends and Distributions ...........      102,781      1,038,597       82,682        839,016
      Cost of Shares Redeemed ...............................   (3,207,975)   (32,429,167)  (2,399,811)   (24,338,568)
                                                                ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions .................    1,149,438     11,886,328    1,370,954     13,893,417
                                                                ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................    4,953,242     49,999,762    3,689,289     37,294,890
      Reinvestment of Dividends and Distributions ...........      134,368      1,352,065      105,392      1,064,003
      Cost of Shares Redeemed ...............................   (4,864,450)   (48,690,431)  (1,212,513)   (12,244,600)
                                                                ----------   ------------   ----------   ------------
         Total Class A Share Transactions ...................      223,160      2,661,396    2,582,168     26,114,293
                                                                ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................           12            122           --             --
      Reinvestment of Dividends and Distributions ...........          449          4,523        1,992         20,097
      Cost of Shares Redeemed ...............................      (53,577)      (542,096)    (102,055)    (1,028,213)
                                                                ----------   ------------   ----------   ------------
         Total Class B Share Transactions ...................      (53,116)      (537,451)    (100,063)    (1,008,116)
                                                                ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................    1,286,266     13,020,136    1,049,800     10,572,230
      Reinvestment of Dividends and Distributions ...........       29,598        296,522       17,578        176,943
      Cost of Shares Redeemed ...............................     (522,817)    (5,226,377)     (99,602)    (1,002,909)
                                                                ----------   ------------   ----------   ------------
         Total Class C Share Transactions ...................      793,047      8,090,281      967,776      9,746,264
                                                                ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity ...    2,112,529   $ 22,100,554    4,820,835   $ 48,745,858
                                                                ===========   ============   ==========   ============

                                                                       NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                                                                -----------------------------------------------------
                                                                           2011                      2010(1)
                                                                  SHARES        DOLLARS       SHARES        DOLLARS
                                                                -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................    1,541,839   $ 17,607,549    1,577,838   $ 17,912,769
      Reinvestment of Dividends and Distributions ...........       41,971        476,263       38,588        437,757
      Cost of Shares Redeemed ...............................   (1,656,828)   (18,753,751)  (1,245,952)   (14,108,536)
                                                                ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions .................      (73,018)      (669,939)     370,474      4,241,990
                                                                ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................    1,183,836     13,475,764    1,122,311     12,713,768
      Reinvestment of Dividends and Distributions ...........       28,243        320,793       34,099        386,698
      Cost of Shares Redeemed ...............................   (1,085,272)   (12,249,809)    (932,435)   (10,563,632)
                                                                ----------   ------------   ----------   ------------
         Total Class A Share Transactions ...................      126,807      1,546,748      223,975      2,536,834
                                                                ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................           --             --           --             --
      Reinvestment of Dividends and Distributions ...........           --             --           --             --
      Cost of Shares Redeemed ...............................           --             --           --             --
                                                                ----------   ------------   ----------   ------------
         Total Class B Share Transactions ...................           --             --           --             --
                                                                ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................      232,773      2,662,240      204,826      2,323,977
      Reinvestment of Dividends and Distributions ...........        4,172         47,354          914         10,402
      Cost of Shares Redeemed ...............................      (78,750)      (894,682)          (9)          (100)
                                                                ----------   ------------   ----------   ------------
         Total Class C Share Transactions ...................      158,195      1,814,912      205,731      2,334,279
                                                                ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity ...      211,984   $  2,691,721      800,180   $  9,113,103
                                                                ===========   ============   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Class C Shares resumed operations on December 4, 2009.

(2)   The Fund began issuing Fiduciary Shares on August 3, 2010.

        The accompanying notes are an integral part of the financial statements.

162 HIGHMARK(R) FUNDS

                                                                                 SHORT TERM BOND FUND
                                                                ------------------------------------------------------
                                                                           2011                         2010
                                                                   SHARES        DOLLARS       SHARES        DOLLARS
                                                                ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................     4,176,814   $ 42,189,118    3,666,010   $ 36,907,146
      Reinvestment of Dividends and Distributions ...........       124,196      1,252,459      101,725      1,024,311
      Cost of Shares Redeemed ...............................    (2,673,363)   (26,971,606)  (1,885,497)   (19,007,646)
                                                                -----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions .................     1,627,647     16,469,971    1,882,238     18,923,811
                                                                -----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................     1,734,488     17,495,454    2,281,098     22,943,512
      Reinvestment of Dividends and Distributions ...........        39,008        392,879       25,811        259,610
      Cost of Shares Redeemed ...............................    (1,595,156)   (16,090,113)  (1,013,278)   (10,202,619)
                                                                -----------   ------------   ----------   ------------
         Total Class A Share Transactions ...................       178,340      1,798,220    1,293,631     13,000,503
                                                                -----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................            --             --           --             --
      Reinvestment of Dividends and Distributions ...........            --             --           --             --
      Cost of Shares Redeemed ...............................            --             --           --             --
                                                                -----------   ------------   ----------   ------------
         Total Class B Share Transactions ...................            --             --           --             --
                                                                -----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................     1,091,164     11,140,438    1,546,664     15,742,015
      Reinvestment of Dividends and Distributions ...........        24,988        254,743       14,855        151,159
      Cost of Shares Redeemed ...............................      (790,260)    (8,054,136)    (150,532)    (1,532,857)
                                                                -----------   ------------   ----------   ------------
         Total Class C Share Transactions ...................       325,892      3,341,045    1,410,987     14,360,317
                                                                -----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity ...     2,131,879   $ 21,609,236    4,586,856   $ 46,284,631
                                                                ===========   ============   ==========   ============

                                                                               WISCONSIN TAX-EXEMPT FUND
                                                                ------------------------------------------------------
                                                                          2011(2)                       2010
                                                                   SHARES        DOLLARS       SHARES        DOLLARS
                                                                ------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................        28,157   $    295,583           --   $         --
      Reinvestment of Dividends and Distributions ...........           212          2,190           --             --
      Cost of Shares Redeemed ...............................        (1,211)       (12,075)          --             --
                                                                -----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions .................        27,158        285,698           --             --
                                                                -----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................       881,822      9,177,740    1,258,261     13,085,247
      Reinvestment of Dividends and Distributions ...........       350,375      3,611,323      335,617      3,487,869
      Cost of Shares Redeemed ...............................    (2,625,569)   (27,023,594)  (1,550,661)   (16,109,882)
                                                                -----------   ------------   ----------   ------------
         Total Class A Share Transactions ...................    (1,393,372)   (14,234,531)      43,217        463,234
                                                                -----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................         3,434         35,993        6,723         68,395
      Reinvestment of Dividends and Distributions ...........         3,499         36,031        4,307         44,676
      Cost of Shares Redeemed ...............................       (80,178)      (820,873)     (46,583)      (482,545)
                                                                -----------   ------------   ----------   ------------
         Total Class B Share Transactions ...................       (73,245)      (748,849)     (35,553)      (369,474)
                                                                -----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................       328,526      3,420,852      449,614      4,686,551
      Reinvestment of Dividends and Distributions ...........        24,648        253,531       15,182        157,657
      Cost of Shares Redeemed ...............................      (274,258)    (2,820,013)    (132,988)    (1,375,020)
                                                                -----------   ------------   ----------   ------------
         Total Class C Share Transactions ...................        78,916        854,370      331,808      3,469,188
                                                                -----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital Stock Activity ...    (1,360,543)  $(13,843,312)     339,472   $  3,562,948
                                                                ===========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 163

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2011                   $12.56       $ 0.165          $ 1.427        $ 1.592      $(0.222)    $    --      $(0.222)       $  --
   2010                    11.31         0.223            1.197          1.420       (0.170)         --       (0.170)          --
   2009                    12.58         0.211           (1.273)~       (1.062)      (0.208)         --       (0.208)          --
   2008                    14.95         0.292           (1.141)        (0.849)      (0.285)     (1.236)      (1.521)          --
   2007                    14.06         0.296            1.300          1.596       (0.301)     (0.405)      (0.706)          --

   CLASS A SHARES
   2011                   $12.53       $ 0.131          $ 1.430        $ 1.561      $(0.191)    $    --      $(0.191)       $  --
   2010                    11.29         0.192            1.186          1.378       (0.138)         --       (0.138)          --
   2009                    12.56         0.185           (1.270)~       (1.085)      (0.185)         --       (0.185)          --
   2008                    14.92         0.256           (1.130)        (0.874)      (0.250)     (1.236)      (1.486)          --
   2007                    14.04         0.260            1.291          1.551       (0.266)     (0.405)      (0.671)          --

   CLASS B SHARES
   2011                   $12.50       $ 0.048          $ 1.424        $ 1.472      $(0.112)    $    --      $(0.112)       $  --
   2010                    11.25         0.118            1.188          1.306       (0.056)         --       (0.056)          --
   2009                    12.52         0.122           (1.267)~       (1.145)      (0.125)         --       (0.125)          --
   2008                    14.87         0.175           (1.123)        (0.948)      (0.166)     (1.236)      (1.402)          --
   2007                    14.00         0.170            1.282          1.452       (0.177)     (0.405)      (0.582)          --

   CLASS C SHARES
   2011                   $12.46       $ 0.049          $ 1.418        $ 1.467      $(0.117)    $    --      $(0.117)       $  --
   2010                    11.22         0.118            1.183          1.301       (0.061)         --       (0.061)          --
   2009                    12.49         0.121           (1.264)~       (1.143)      (0.127)         --       (0.127)          --
   2008                    14.85         0.171           (1.128)        (0.957)      (0.167)     (1.236)      (1.403)          --
   2007                    13.98         0.171            1.284          1.455       (0.180)     (0.405)      (0.585)          --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011                   $ 9.36       $ 0.093          $ 2.187        $ 2.280      $(0.140)    $    --      $(0.140)       $  --#
   2010                     7.87         0.058            1.503##        1.561       (0.071)         --       (0.071)          --#
   2009                    10.23         0.082           (2.354)        (2.272)      (0.088)         --       (0.088)          --#
   2008                    13.03         0.082           (1.405)        (1.323)      (0.097)     (1.380)      (1.477)          --#
   2007                    13.03         0.078            1.475          1.553       (0.059)     (1.494)      (1.553)          --

   CLASS A SHARES
   2011                   $ 9.37       $ 0.065          $ 2.194        $ 2.259      $(0.119)    $    --      $(0.119)       $  --#
   2010                     7.89         0.030            1.501##        1.531       (0.051)         --       (0.051)          --#
   2009                    10.19         0.056           (2.341)        (2.285)      (0.015)         --       (0.015)          --#
   2008                    12.97         0.041           (1.390)        (1.349)      (0.051)     (1.380)      (1.431)          --#
   2007                    13.02         0.037            1.461          1.498       (0.054)     (1.494)      (1.548)          --

   CLASS C SHARES
   2011                   $ 9.11       $(0.001)         $ 2.122        $ 2.121      $(0.031)    $    --      $(0.031)       $  --#
   2010                     7.68        (0.022)           1.473##        1.451       (0.021)         --       (0.021)          --#
   2009                    10.04         0.008           (2.316)        (2.308)      (0.052)         --       (0.052)          --#
   2008                    12.89        (0.029)          (1.380)        (1.409)      (0.061)     (1.380)      (1.441)          --#
   2007                    12.98        (0.043)           1.447          1.404           --      (1.494)      (1.494)          --

   CLASS M SHARES
   2011                   $ 9.37       $ 0.108          $ 2.182        $ 2.290      $(0.150)    $    --      $(0.150)       $  --#
   2010                     7.87         0.065            1.508##        1.573       (0.073)         --       (0.073)          --#
   2009                    10.22         0.083           (2.345)        (2.262)      (0.088)         --       (0.088)          --#
   2008                    13.02         0.084           (1.407)        (1.323)      (0.097)     (1.380)      (1.477)          --#
   2007                    13.02         0.088            1.465          1.553       (0.059)     (1.494)      (1.553)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2011                   $13.93     12.72%     $  18,267      0.99%          1.54%           1.21%          50%
   2010                    12.56     12.60         17,552      0.98           1.60            1.81           31
   2009                    11.31     (8.24)        16,799      0.97           1.56            2.01           48
   2008                    12.58     (6.52)        22,274      0.96           1.23            2.09           28
   2007                    14.95     11.47         33,427      0.94           1.12            1.99           23

   CLASS A SHARES
   2011                   $13.90     12.50%     $   6,341      1.24%          1.79%           0.96%          50%
   2010                    12.53     12.24          5,657      1.23           1.85            1.56           31
   2009                    11.29     (8.46)         4,516      1.22           1.81            1.76           48
   2008                    12.56     (6.69)         5,829      1.21           1.48            1.84           28
   2007                    14.92     11.14          7,359      1.19           1.37            1.75           23

   CLASS B SHARES
   2011                   $13.86     11.80%     $     130      1.84%          2.29%           0.36%          50%
   2010                    12.50     11.62            455      1.83           2.35            0.96           31
   2009                    11.25     (9.03)           544      1.82           2.31            1.16           48
   2008                    12.52     (7.21)         1,295      1.80           1.97            1.25           28
   2007                    14.87     10.44          2,277      1.79           1.87            1.15           23

   CLASS C SHARES
   2011                   $13.81     11.80%     $     854      1.84%          2.29%           0.36%          50%
   2010                    12.46     11.61            510      1.83           2.35            0.96           31
   2009                    11.22     (9.03)           333      1.82           2.31            1.16           48
   2008                    12.49     (7.29)           373      1.81           1.98            1.24           28
   2007                    14.85     10.48            393      1.79           1.87            1.15           23

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011                   $11.50     24.32%     $   5,075      1.21%          1.33%           0.86%         216%
   2010                     9.36     20.06##        2,230      1.13           1.33            0.66          152
   2009                     7.87    (22.10)         1,837      1.03           1.34            1.11          141
   2008                    10.23    (10.97)         2,294      1.01           1.28            0.75          109
   2007                    13.03     11.97          2,270      0.94           1.23            0.58          103

   CLASS A SHARES
   2011                   $11.51     24.05%     $     961      1.47%          1.58%           0.60%         216%
   2010                     9.37     19.60##          655      1.45           1.58            0.34          152
   2009                     7.89    (22.40)           333      1.40           1.59            0.74          141
   2008                    10.19    (11.22)           509      1.41           1.53            0.35          109
   2007                    12.97     11.52          3,766      1.34           1.48            0.28          103

   CLASS C SHARES
   2011                   $11.20     23.30%     $     568      2.07%          2.08%          (0.00)%        216%
   2010                     9.11     18.92##          520      2.05           2.08           (0.26)         152
   2009                     7.68    (22.92)           413      2.02           2.09            0.12          141
   2008                    10.04    (11.81)            50      2.02           2.05           (0.27)         109
   2007                    12.89     10.79             31      1.97           2.01           (0.32)         103

   CLASS M SHARES
   2011                   $11.51     24.54%     $  87,921      1.07%          1.08%           1.00%         216%
   2010                     9.37     20.08##       70,390      1.05           1.08            0.74          152
   2009                     7.87    (22.02)        67,711      1.02           1.09            1.12          141
   2008                    10.22    (10.98)        91,371      1.01           1.03            0.75          109
   2007                    13.02     11.98        103,295      0.94           0.97            0.65          103

        The accompanying notes are an integral part of the financial statements.

164 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2011                   $ 7.24       $ 0.088          $ 1.256        $ 1.344      $(0.094)    $    --      $(0.094)       $  --
   2010                     6.39         0.081            0.848          0.929       (0.079)         --       (0.079)          --
   2009                     8.12         0.120           (1.733)        (1.613)      (0.117)         --       (0.117)          --
   2008                     9.96         0.132           (1.502)        (1.370)      (0.133)     (0.337)      (0.470)          --
   2007                     8.78         0.104            1.178          1.282       (0.102)         --       (0.102)          --

   CLASS A SHARES
   2011                   $ 7.23       $ 0.065          $ 1.244        $ 1.309      $(0.069)    $    --      $(0.069)       $  --
   2010                     6.38         0.061            0.848          0.909       (0.059)         --       (0.059)          --
   2009                     8.10         0.103           (1.722)        (1.619)      (0.101)         --       (0.101)          --
   2008                     9.93         0.108           (1.495)        (1.387)      (0.106)     (0.337)      (0.443)          --
   2007                     8.76         0.072            1.175          1.247       (0.077)         --       (0.077)          --

   CLASS B SHARES
   2011                   $ 7.06       $ 0.015          $ 1.229        $ 1.244      $(0.014)    $    --      $(0.014)       $  --
   2010                     6.23         0.017            0.829          0.846       (0.016)         --       (0.016)          --
   2009                     7.92         0.066           (1.687)        (1.621)      (0.069)         --       (0.069)          --
   2008                     9.74         0.050           (1.473)        (1.423)      (0.060)     (0.337)      (0.397)          --
   2007                     8.61         0.018            1.152          1.170       (0.040)         --       (0.040)          --

   CLASS C SHARES
   2011                   $ 7.03       $ 0.015          $ 1.213        $ 1.228      $(0.018)    $    --      $(0.018)      $   --
   2010                     6.21         0.017            0.821          0.838       (0.018)         --       (0.018)          --
   2009                     7.92         0.064           (1.699)        (1.635)      (0.075)         --       (0.075)          --
   2008                     9.74         0.052           (1.472)        (1.420)      (0.063)     (0.337)      (0.400)          --
   2007                     8.61         0.013            1.155          1.168       (0.038)         --       (0.038)          --

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2011                   $ 9.20       $(0.027)         $ 2.027        $ 2.000      $    --     $    --      $    --        $  --
   2010                     8.07        (0.008)           1.151          1.143       (0.013)         --       (0.013)          --
   2009                     9.26         0.009           (1.199)        (1.190)          --          --           --           --
   2008 (1)                 9.29        (0.022)          (0.008)        (0.030)          --          --           --           --

   CLASS A SHARES
   2011                   $ 9.05       $(0.064)         $ 1.994        $ 1.930      $    --     $    --      $    --        $  --
   2010                     7.96        (0.042)           1.133          1.091       (0.001)         --       (0.001)          --
   2009                     9.17        (0.018)          (1.192)        (1.210)          --          --           --           --
   2008                    10.17        (0.065)          (0.935)        (1.000)          --          --           --           --
   2007                     8.05        (0.075)           2.195          2.120           --          --           --           --

   CLASS C SHARES
   2011                   $ 8.84       $(0.126)         $ 1.946        $ 1.820      $    --     $    --      $    --        $  --
   2010                     7.82        (0.093)           1.113          1.020           --#         --           --#          --
   2009                     9.07        (0.059)          (1.191)        (1.250)          --          --           --           --
   2008                    10.12        (0.123)          (0.927)        (1.050)          --          --           --           --
   2007                     8.06        (0.133)           2.193          2.060           --          --           --           --

   CLASS M SHARES
   2011                   $ 9.20       $(0.022)         $ 2.032        $ 2.010      $    --     $    --      $    --        $  --
   2010                     8.07        (0.005)           1.150          1.145       (0.015)         --       (0.015)          --
   2009                     9.27         0.009           (1.209)        (1.200)          --          --           --           --
   2008                    10.24        (0.026)          (0.944)        (0.970)          --          --           --           --
   2007                     8.07        (0.035)           2.205          2.170           --          --           --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2011                   $ 8.49      18.63%    $ 53,369       0.96%          1.23%           1.09%         68%
   2010                     7.24      14.56       55,593       0.95           1.22            1.13          93
   2009                     6.39     (19.59)      60,454       0.92           1.19            2.00          42
   2008                     8.12     (14.35)      95,872       0.90           1.11            1.46          56
   2007                     9.96      14.61      127,266       0.91           1.08            1.05          79

   CLASS A SHARES
   2011                   $ 8.47      18.15%    $  3,027       1.25%          1.48%           0.79%         68%
   2010                     7.23      14.27        2,640       1.23           1.47            0.85          93
   2009                     6.38     (19.83)       2,004       1.20           1.44            1.72          42
   2008                     8.10     (14.45)       3,400       1.19           1.37            1.17          56
   2007                     9.93      14.24        8,664       1.18           1.34            0.72          79

   CLASS B SHARES
   2011                   $ 8.29      17.62%    $     86       1.85%          1.98%           0.19%         68%
   2010                     7.06      13.58          451       1.83           1.97            0.25          93
   2009                     6.23     (20.35)         900       1.80           1.94            1.12          42
   2008                     7.92     (15.08)       1,873       1.79           1.86            0.57          56
   2007                     9.74      13.57        2,663       1.78           1.83            0.19          79

   CLASS C SHARES
   2011                   $ 8.24      17.48%    $    640       1.85%          1.98%           0.19%         68%
   2010                     7.03      13.50          441       1.83           1.97            0.25          93
   2009                     6.21     (20.52)         446       1.80           1.94            1.12          42
   2008                     7.92     (15.05)         664       1.77           1.84            0.59          56
   2007                     9.74      13.59          811       1.78           1.83            0.13          79

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2011                   $11.20      21.74%    $  1,980       1.09%          1.33%          (0.25)%        16%
   2010                     9.20      14.17        1,676       1.06           1.33           (0.09)         17
   2009                     8.07     (12.85)       1,996       1.00           1.31            0.13          24
   2008 (1)                 9.26      (9.57)       1,655       0.99*          1.26*          (0.27)*        21

   CLASS A SHARES
   2011                   $10.98      21.33%    $  1,974       1.45%          1.58%          (0.61)%        16%
   2010                     9.05      13.71        2,277       1.43           1.58           (0.46)         17
   2009                     7.96     (13.20)         875       1.40           1.56           (0.26)         24
   2008                     9.17      (9.83)         654       1.38           1.51           (0.66)         21
   2007                    10.17      26.34          223       1.35           1.49           (0.77)         40

   CLASS C SHARES
   2011                   $10.66      20.59%    $    272       2.05%          2.08%          (1.21)%        16%
   2010                     8.84      13.04          180       2.03           2.08           (1.06)         17
   2009                     7.82     (13.78)         122       2.00           2.06           (0.87)         24
   2008                     9.07     (10.38)         288       1.99           2.02           (1.27)         21
   2007                    10.12      25.56            6       1.89           1.92           (1.38)         40

   CLASS M SHARES
   2011                   $11.21      21.85%    $ 86,182       1.05%          1.08%          (0.21)%        16%
   2010                     9.20      14.04       64,408       1.03           1.08           (0.06)         17
   2009                     8.07     (12.84)      65,867       1.00           1.06            0.13          24
   2008                     9.27      (9.47)     122,424       0.98           1.01           (0.26)         21
   2007                    10.24      26.89      137,818       0.93           0.97           (0.37)         40

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~   INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

  #   AMOUNT REPRESENTS LESS THAN $0.001.

 ## INCLUDES PAYMENT BY AFFILIATES OF $0.001 PER SHARE. THE EFFECTS OF SUCH PAYMENTS DID NOT AFFECT THE AMOUNT SHOWN AS TOTAL RETURN FOR THE PERIOD.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(1)   COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 165

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2011                   $ 7.88       $ 0.284          $ 1.331        $ 1.615      $(0.285)    $    --      $(0.285)       $  --
   2010                     6.97         0.245            0.834          1.079       (0.169)         --       (0.169)          --
   2009 (1)                 6.89         0.003            0.077          0.080           --          --           --           --

   CLASS A SHARES
   2011                   $ 7.89       $ 0.248          $ 1.314        $ 1.562      $(0.272)    $    --      $(0.272)       $  --
   2010                     6.97         0.234            0.883          1.117       (0.197)         --       (0.197)          --
   2009 (2)                 7.37         0.150           (0.386)        (0.236)      (0.164)         --       (0.164)++        --
   2008 (3)                12.01          0.30^           (4.31)         (4.01)       (0.28)      (0.35)       (0.63)          --
   2007 (3)                11.43          0.29^            0.85           1.14        (0.26)      (0.30)       (0.56)          --
   2006 (3)                 9.77          0.29^            1.70           1.99        (0.27)      (0.06)       (0.33)          --

   CLASS B SHARES
   2011                   $ 7.91       $ 0.195          $ 1.321        $ 1.516      $(0.216)    $    --      $(0.216)       $  --
   2010                     6.99         0.188            0.877          1.065       (0.145)         --       (0.145)          --
   2009 (2)                 7.35         0.116           (0.368)        (0.252)      (0.108)         --       (0.108)++        --
   2008 (3)                11.95          0.24^           (4.33)         (4.09)       (0.16)      (0.35)       (0.51)          --
   2007 (3)                11.38          0.22^            0.83           1.05        (0.20)      (0.28)       (0.48)          --
   2006 (3)                 9.74          0.22^            1.69           1.91        (0.21)      (0.06)       (0.27)          --

   CLASS C SHARES
   2011                   $ 7.85       $ 0.194          $ 1.315        $ 1.509      $(0.219)    $    --      $(0.219)       $  --
   2010                     6.94         0.187            0.868          1.055       (0.145)         --       (0.145)          --
   2009 (2)                 7.33         0.115           (0.379)        (0.264)      (0.126)         --       (0.126)++        --
   2008 (3)                11.95          0.21^           (4.28)         (4.07)       (0.20)      (0.35)       (0.55)          --
   2007 (3)                11.40          0.22^            0.82           1.04        (0.21)      (0.28)       (0.49)          --
   2006 (3)                 9.74          0.21^            1.71           1.92        (0.20)      (0.06)       (0.26)          --

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2011                   $18.08       $ 0.117          $ 2.823        $ 2.940      $(0.220)    $    --      $(0.220)       $  --
   2010                    16.28         0.238            1.671          1.909       (0.109)         --       (0.109)          --
   2009 (4)                20.00         0.181           (3.803)        (3.622)      (0.098)         --       (0.098)          --

   CLASS A SHARES
   2011                   $18.04       $ 0.049          $ 2.808        $ 2.857      $(0.187)    $    --      $(0.187)       $  --
   2010                    16.25         0.179            1.680          1.859       (0.069)         --       (0.069)          --
   2009 (4)                20.00         0.114           (3.786)        (3.672)      (0.078)         --       (0.078)          --

   CLASS C SHARES
   2011                   $17.91       $(0.074)         $ 2.826        $ 2.752      $(0.062)    $    --      $(0.062)       $  --
   2010                    16.14         0.072            1.767          1.839       (0.069)         --       (0.069)          --
   2009 (4)                20.00         0.023           (3.845)        (3.822)      (0.038)         --       (0.038)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2011                   $ 9.21      20.68%    $   5,532      0.90%          1.75%           3.04%         78%
   2010                     7.88      15.50             9      0.90           1.80            3.28          46
   2009 (1)                 6.97       1.16            76      0.90*~         2.53*~          3.43*         32

   CLASS A SHARES
   2011                   $ 9.18      19.98%    $   9,259      1.15%          2.00%           2.79%         78%
   2010                     7.89      16.06         9,976      1.15           2.05            3.03          46
   2009 (2)                 6.97      (2.93)       11,793      1.16*~         2.47*~          3.17*         32
   2008 (3)                 7.37     (34.84)       13,298      1.15           1.68            2.95          83
   2007 (3)                12.01      10.23        28,991      1.15           1.42            2.51          85
   2006 (3)                11.43      20.75        18,437      1.15           1.74            2.83          38

   CLASS B SHARES
   2011                   $ 9.21      19.31%    $   1,572      1.75%          2.50%           2.19%         78%
   2010                     7.91      15.25         1,813      1.75           2.55            2.43          46
   2009 (2)                 6.99      (3.24)        2,341      1.87*~         3.17*~          2.45*         32
   2008 (3)                 7.35     (35.44)        3,121      1.90           2.42            2.23          83
   2007 (3)                11.95       9.41         8,590      1.90           2.16            1.87          85
   2006 (3)                11.38      19.91         7,613      1.90           2.48            2.05          38

   CLASS C SHARES
   2011                   $ 9.14      19.37%    $   2,431      1.75%          2.50%           2.19%         78%
   2010                     7.85      15.22         2,194      1.75           2.55            2.43          46
   2009 (2)                 6.94      (3.39)        2,832      1.87*~         3.17*~          2.45*         32
   2008 (3)                 7.33     (35.38)        4,057      1.90           2.44            2.18          83
   2007 (3)                11.95       9.39         7,171      1.90           2.16            1.81          85
   2006 (3)                11.40      19.96         5,338      1.90           2.45            2.02          38

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2011                   $20.80      16.17%    $  18,182      0.89%          1.51%           0.57%         62%
   2010                    18.08      11.78        15,592      0.89           1.67            1.33          26
   2009 (4)                16.28     (18.02)       11,450      0.82*          1.81*           1.22*         62

   CLASS A SHARES
   2011                   $20.71      15.80%    $      13      1.22%          1.76%           0.24%         62%
   2010                    18.04      11.44             5      1.22           1.92            1.00          26
   2009 (4)                16.25     (18.29)            3      1.22*          2.06*           0.82*         62

   CLASS C SHARES
   2011                   $20.60      15.31%    $      27      1.82%          2.26%          (0.36)%        62%
   2010                    17.91      11.39            12      1.82           2.42            0.40          26
   2009 (4)                16.14     (19.08)           --      1.82*          2.56*           0.22*         62

        The accompanying notes are an integral part of the financial statements.

166 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2011                   $17.98       $(0.151)         $ 5.050        $ 4.899      $    --     $(0.029)     $(0.029)       $  --
   2010                    15.04        (0.110)           3.050          2.940           --          --           --           --
   2009 (5)                14.07        (0.006)           0.976          0.970           --          --           --           --

   CLASS A SHARES
   2011                   $17.92       $(0.200)         $ 5.019        $ 4.819      $    --     $(0.029)     $(0.029)       $  --
   2010                    15.03        (0.152)           3.042          2.890           --          --           --           --
   2009 (2)                13.53        (0.103)           1.603          1.500           --          --           --           --
   2008 (3)                21.80         (0.17)^          (6.94)         (7.11)          --       (1.16)       (1.16)          --
   2007 (3)                18.37         (0.18)^           3.68           3.50           --       (0.07)       (0.07)          --
   2006 (3)                16.57         (0.11)^           1.91           1.80           --          --           --           --

   CLASS B SHARES
   2011                   $16.44       $(0.299)         $ 4.588        $ 4.289      $    --     $(0.029)     $(0.029)       $  --
   2010                    13.87        (0.233)           2.803          2.570           --          --           --           --
   2009 (2)                12.55        (0.158)           1.478          1.320           --          --           --           --
   2008 (3)                20.45         (0.34)^          (6.40)         (6.74)          --       (1.16)       (1.16)          --
   2007 (3)                17.37         (0.38)^           3.53           3.15           --       (0.07)       (0.07)          --
   2006 (3)                15.79         (0.28)^           1.86           1.58           --          --           --           --

   CLASS C SHARES
   2011                   $16.64       $(0.307)         $ 4.656        $ 4.349      $    --     $(0.029)     $(0.029)       $  --
   2010                    14.04        (0.237)           2.837          2.600           --          --           --           --
   2009 (2)                12.70        (0.160)           1.500          1.340           --          --           --           --
   2008 (3)                20.69         (0.28)^          (6.55)         (6.83)          --       (1.16)       (1.16)          --
   2007 (3)                17.57         (0.31)^           3.50           3.19           --       (0.07)       (0.07)          --
   2006 (3)                15.97         (0.23)^           1.83           1.60           --          --           --           --

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2011                   $24.45       $(0.309)         $ 7.926        $ 7.617      $    --     $(1.027)     $(1.027)       $  --#
   2010                    20.70        (0.204)           3.954          3.750           --          --           --           --#
   2009 (6)                20.00        (0.018)           0.718          0.700           --          --           --           --

   CLASS A SHARES
   2011                   $24.39       $(0.392)         $ 7.899        $ 7.507      $    --     $(1.027)     $(1.027)       $  --#
   2010                    20.70        (0.264)           3.954          3.690           --          --           --           --#
   2009 (6)                20.00        (0.025)           0.725          0.700           --          --           --           --

   CLASS C SHARES
   2011                   $24.23       $(0.580)         $ 7.867        $ 7.287      $    --     $(1.027)     $(1.027)       $  --#
   2010                    20.69        (0.401)           3.941          3.540           --          --           --           --#
   2009 (6)                20.00        (0.039)           0.729          0.690           --          --           --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2011                   $22.85      27.25%     $215,699      1.13%          1.29%          (0.67)%         23%
   2010                    17.98      19.55        19,588      1.11           1.32           (0.63)          26
   2009 (5)                15.04       6.89         1,459      1.13*~         1.25*~         (0.50)*         24

   CLASS A SHARES
   2011                   $22.71      26.82%     $195,872      1.38%          1.54%          (0.92)%         23%
   2010                    17.92      19.22       176,924      1.38           1.57           (0.90)          26
   2009 (2)                15.03      11.16       148,670      1.70*~         1.72*~         (1.07)*         24
   2008 (3)                13.53     (34.29)      132,592      1.38           1.38           (0.91)          22
   2007 (3)                21.80      19.11       211,653      1.37           1.37           (0.90)          36
   2006 (3)                18.37      10.86       184,239      1.36           1.36           (0.76)          22

   CLASS B SHARES
   2011                   $20.70      26.15%     $  5,579      1.98%          2.04%          (1.52)%         23%
   2010                    16.44      18.53         6,209      1.98           2.07           (1.50)          26
   2009 (2)                13.87      10.52         7,420      2.42*~         2.42*~         (1.78)*         24
   2008 (3)                12.55     (34.77)        8,143      2.13           2.13           (1.66)          22
   2007 (3)                20.45      18.19        17,627      2.11           2.11           (1.65)          36
   2006 (3)                17.37      10.01        23,823      2.11           2.11           (1.49)          22

   CLASS C SHARES
   2011                   $20.96      26.14%     $ 32,580      1.98%          2.04%          (1.52)%         23%
   2010                    16.64      18.52        18,896      1.98           2.07           (1.50)          26
   2009 (3)                14.04      10.55        14,708      2.42*~         2.42*~         (1.79)*         24
   2008 (4)                12.70     (34.80)       14,433      2.13           2.13           (1.66)          22
   2007 (4)                20.69      18.21        21,790      2.12           2.12           (1.65)          36
   2006 (4)                17.57      10.02        18,953      2.11           2.11           (1.50)          22

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2011                   $31.04      31.28%      $12,477      1.35%          2.00%          (1.03)%         45%
   2010                    24.45      18.12         6,252      1.37           2.48           (0.89)          62
   2009 (6)                20.70       3.50         1,598      1.37*          8.34*          (0.73)*          7

   CLASS A SHARES
   2011                   $30.87      30.90%      $ 9,000      1.62%          2.25%          (1.30)%         45%
   2010                    24.39      17.83         3,220      1.62           2.73           (1.15)          62
   2009 (6)                20.70       3.50         1,988      1.62*          8.59*          (0.98)*          7

   CLASS C SHARES
   2011                   $30.49      30.18%      $ 2,134      2.22%          2.75%          (1.90)%         45%
   2010                    24.23      17.11%          260      2.22           3.23           (1.75)          62
   2009 (6)                20.69       3.45            36      2.22*          9.09*          (1.58)*          7

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

   *  ANNUALIZED.

  ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

   #  AMOUNT REPRESENTS LESS THAN $0.001.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++ INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES AND $0.004 FOR CLASS B SHARES AND CLASS C SHARES.

   ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

  (1) COMMENCED OPERATIONS ON JULY 24, 2009.

  (2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

  (3) FOR THE YEAR ENDED OCTOBER 31.

  (4) COMMENCED OPERATIONS ON AUGUST 1, 2008.

  (5) COMMENCED OPERATIONS ON JUNE 26, 2009.

  (6) COMMENCED OPERATIONS ON JUNE 12, 2009.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 167

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2011                   $ 6.33       $  0.122         $ 1.151        $ 1.273      $(0.143)    $    --      $(0.143)       $  --+++
   2010                     6.00          0.092           0.392          0.484       (0.154)         --       (0.154)          --+++
   2009                     8.48          0.117          (2.343)        (2.226)      (0.109)     (0.145)      (0.254)          --+++
   2008                     9.93          0.175          (1.106)        (0.931)      (0.155)     (0.364)      (0.519)          --+++
   2007                     8.53          0.154           2.203          2.357       (0.128)     (0.829)      (0.957)          --

   CLASS A SHARES
   2011                   $ 6.32       $  0.109         $ 1.141        $ 1.250      $(0.120)    $    --      $(0.120)       $  --+++
   2010                     5.98          0.082           0.401          0.483       (0.143)         --       (0.143)          --+++
   2009                     8.45          0.107          (2.340)        (2.233)      (0.092)     (0.145)      (0.237)          --+++
   2008                     9.90          0.157          (1.098)        (0.941)      (0.145)     (0.364)      (0.509)          --+++
   2007                     8.52          0.136           2.194          2.330       (0.121)     (0.829)      (0.950)          --

   CLASS C SHARES
   2011                   $ 6.26       $  0.062         $ 1.133        $ 1.195      $(0.085)    $    --      $(0.085)       $  --+++
   2010                     5.92          0.038           0.390          0.428       (0.088)         --       (0.088)          --+++
   2009                     8.35          0.068          (2.297)        (2.229)      (0.056)     (0.145)      (0.201)          --+++
   2008                     9.81          0.090          (1.088)        (0.998)      (0.098)     (0.364)      (0.462)          --+++
   2007                     8.49          0.056           2.193          2.249       (0.100)     (0.829)      (0.929)          --

   CLASS M SHARES
   2011                   $ 6.34       $  0.135         $ 1.148        $ 1.283      $(0.153)    $    --      $(0.153)       $  --+++
   2010                     6.00          0.102           0.398          0.500       (0.160)         --       (0.160)          --+++
   2009                     8.48          0.124          (2.343)        (2.219)      (0.116)     (0.145)      (0.261)          --+++
   2008                     9.93          0.187          (1.112)        (0.925)      (0.161)     (0.364)      (0.525)          --+++
   2007                     8.52          0.139           2.229          2.368       (0.129)     (0.829)      (0.958)          --

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2011                   $ 8.81       $  0.021         $ 1.598        $ 1.619      $(0.119)    $    --      $(0.119)       $  --
   2010                     7.87          0.101           0.909          1.010       (0.070)         --       (0.070)          --
   2009                     9.11          0.072          (1.263)^       (1.191)      (0.049)         --       (0.049)          --
   2008                    10.03          0.068          (0.933)        (0.865)      (0.055)         --       (0.055)          --
   2007                     8.77          0.040           1.231          1.271       (0.011)         --       (0.011)          --

   CLASS A SHARES
   2011                   $ 8.64       $ (0.005)        $ 1.572        $ 1.567      $(0.087)    $    --      $(0.087)       $  --
   2010                     7.74          0.076           0.891          0.967       (0.067)         --       (0.067)          --
   2009                     8.95          0.051          (1.238)^       (1.187)      (0.023)         --       (0.023)          --
   2008                     9.85          0.040          (0.916)        (0.876)      (0.024)         --       (0.024)          --
   2007                     8.63          0.014           1.206          1.220           --          --           --           --

   CLASS B SHARES
   2011                   $ 8.07       $ (0.060)        $ 1.460        $ 1.400      $    --     $    --      $    --        $  --
   2010                     7.22          0.023           0.827          0.850           --          --           --           --
   2009                     8.35          0.008          (1.138)^       (1.130)          --          --           --           --
   2008                     9.23         (0.017)         (0.863)        (0.880)          --          --           --           --
   2007                     8.13         (0.040)          1.140          1.100           --          --           --           --

   CLASS C SHARES
   2011                   $ 8.02       $ (0.059)        $ 1.451        $ 1.392      $(0.032)    $    --      $(0.032)       $  --
   2010                     7.21          0.023           0.834          0.857       (0.047)         --       (0.047)          --
   2009                     8.36          0.008          (1.158)^       (1.150)          --          --           --           --
   2008                     9.23         (0.018)         (0.852)        (0.870)          --          --           --           --
   2007                     8.14         (0.039)          1.129          1.090           --          --           --           --

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE       RATIO OF
                           NET                    NET                      NET ASSETS         NET
                          ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                  END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2011                   $ 7.46      20.25%     $ 93,101      1.45%          1.52%          1.69%           95%
   2010                     6.33       8.03        79,237      1.44           1.53           1.44            84
   2009                     6.00     (25.64)       63,644      1.39           1.56           2.10           134
   2008                     8.48     (10.10)       97,714      1.34           1.50           1.86            86
   2007                     9.93      29.30        60,509      1.26           1.48           1.65            32

   CLASS A SHARES
   2011                   $ 7.45      20.05%     $  5,067      1.62%          1.77%          1.52%           95%
   2010                     6.32       8.04         6,693      1.60           1.78           1.28            84
   2009                     5.98     (25.77)       10,004      1.57           1.81           1.92           134
   2008                     8.45     (10.33)       17,766      1.53           1.75           1.68            86
   2007                     9.90      29.00        14,532      1.50           1.74           1.45            32

   CLASS C SHARES
   2011                   $ 7.37      19.16%     $  2,290      2.27%          2.27%          0.87%           95%
   2010                     6.26       7.39         1,975      2.28           2.28           0.60            84
   2009                     5.92     (26.34)        2,217      2.27           2.31           1.22           134
   2008                     8.35     (10.87)        4,582      2.23           2.25           0.98            86
   2007                     9.81      28.04         3,159      2.18           2.23           0.61            32

   CLASS M SHARES
   2011                   $ 7.47      20.39%     $150,888      1.27%          1.27%          1.87%           95%
   2010                     6.34       8.31       133,321      1.28           1.28           1.60            84
   2009                     6.00     (25.55)      134,220      1.27           1.31           2.22           134
   2008                     8.48     (10.05)      232,701      1.23           1.25           1.98            86
   2007                     9.93      29.48       273,474      1.17           1.21           1.51            32

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2011                   $10.31      18.41%     $ 57,207      1.01%          1.24%          0.21%           41%
   2010                     8.81      12.82        60,078      0.99           1.21           1.16            34
   2009                     7.87     (12.97)       67,051      0.93           1.17           0.99            60
   2008                     9.11      (8.70)       92,418      0.94           1.11           0.68            43
   2007                    10.03      14.50       110,600      0.93           1.09           0.42            88

   CLASS A SHARES
   2011                   $10.12      18.16%     $ 16,621      1.27%          1.49%         (0.05)%          41%
   2010                     8.64      12.48        19,881      1.25           1.46           0.89            34
   2009                     7.74     (13.21)       17,543      1.21           1.42           0.72            60
   2008                     8.95      (8.92)       11,486      1.21           1.36           0.41            43
   2007                     9.85      14.14        14,284      1.19           1.34           0.15            88

   CLASS B SHARES
   2011                   $ 9.47      17.35%     $  1,881      1.87%          1.99%         (0.65)%          41%
   2010                     8.07      11.77         3,126      1.85           1.96           0.29            34
   2009                     7.22     (13.53)        5,292      1.81           1.92           0.12            60
   2008                     8.35      (9.53)        3,279      1.81           1.85          (0.19)           43
   2007                     9.23      13.53         5,835      1.79           1.84          (0.45)           88

   CLASS C SHARES
   2011                   $ 9.38      17.36%     $  2,861      1.87%          1.99%         (0.65)%          41%
   2010                     8.02      11.88         3,250      1.85           1.96           0.29            34
   2009                     7.21     (13.76)        3,481      1.81           1.92           0.12            60
   2008                     8.36      (9.43)          766      1.82           1.86          (0.20)           43
   2007                     9.23      13.39         1,097      1.79           1.84          (0.44)           88

        The accompanying notes are an integral part of the financial statements.

168 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011                   $10.27       $  0.116         $ 1.240        $ 1.356      $(0.226)    $    --      $(0.226)       $  --
   2010                     9.36          0.191           0.849          1.040       (0.130)         --       (0.130)          --
   2009                    11.85          0.175          (2.489)        (2.314)      (0.176)         --       (0.176)          --
   2008                    15.16          0.208          (2.444)        (2.236)      (0.214)     (0.860)      (1.074)          --
   2007                    13.67          0.211           1.483          1.694       (0.204)         --       (0.204)          --

   CLASS A SHARES
   2011                   $10.30        $ 0.085         $ 1.242        $ 1.327      $(0.197)    $    --      $(0.197)       $  --
   2010                     9.38          0.164           0.859          1.023       (0.103)         --       (0.103)          --
   2009                    11.88          0.155          (2.503)        (2.348)      (0.152)         --       (0.152)          --
   2008                    15.19          0.177          (2.450)        (2.273)      (0.177)     (0.860)      (1.037)          --
   2007                    13.70          0.171           1.485          1.656       (0.166)         --       (0.166)          --

   CLASS B SHARES
   2011                   $10.11        $ 0.016         $ 1.220        $ 1.236      $(0.136)    $    --      $(0.136)       $  --
   2010                     9.21          0.100           0.842          0.942       (0.042)         --       (0.042)          --
   2009                    11.67          0.097          (2.459)        (2.362)      (0.098)         --       (0.098)          --
   2008                    14.94          0.092          (2.402)        (2.310)      (0.100)     (0.860)      (0.960)          --
   2007                    13.50          0.082           1.458          1.540       (0.100)         --       (0.100)          --

   CLASS C SHARES
   2011                   $10.08        $ 0.016         $ 1.212        $ 1.228      $(0.138)    $    --      $(0.138)       $  --
   2010                     9.18          0.100           0.843          0.943       (0.043)         --       (0.043)          --
   2009                    11.64          0.097          (2.457)        (2.360)      (0.100)         --       (0.100)          --
   2008                    14.90          0.090          (2.390)        (2.300)      (0.100)     (0.860)      (0.960)          --
   2007                    13.47          0.079           1.452          1.531       (0.101)         --       (0.101)          --

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2011                   $25.69       $ 0.050          $ 6.520        $ 6.570       $   --     $    --      $    --        $  --
   2010                    22.06        (0.002)           3.632          3.630           --          --           --           --
   2009 (1)                22.04         0.001            0.019          0.020           --          --           --           --

   CLASS A SHARES
   2011                   $25.62       $(0.046)         $ 6.496        $ 6.450       $   --     $    --      $    --        $  --
   2010                    22.06        (0.063)           3.623          3.560           --          --           --           --
   2009 (2)                18.53        (0.029)           3.559          3.530           --          --           --           --
   2008 (3)                29.13         (0.10)^^        (10.50)        (10.60)          --          --           --           --
   2007 (3)                24.67         (0.12)^^          4.58           4.46           --          --           --           --
   2006 (3)                23.10         (0.12)^^          1.69           1.57           --          --           --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                            NET                    NET                      NET ASSETS         NET
                           ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                            END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011                   $11.40       13.27%    $ 73,026      0.97%          1.19%           1.02%         47%
   2010                    10.27       11.12       97,347      0.97           1.16            1.85         117
   2009                     9.36      (19.43)     151,262      0.94           1.11            1.93          66
   2008                    11.85      (15.65)     171,314      0.90           1.09            1.53          65
   2007                    15.16       12.40      216,156      0.89           1.08            1.39          84

   CLASS A SHARES
   2011                   $11.43       12.95%    $ 20,160      1.25%          1.44%           0.74%         47%
   2010                    10.30       10.91       22,407      1.23           1.41            1.59         117
   2009                     9.38      (19.69)      28,212      1.20           1.36            1.67          66
   2008                    11.88      (15.85)      42,433      1.16           1.34            1.27          65
   2007                    15.19       12.09      153,045      1.14           1.33            1.13          84

   CLASS B SHARES
   2011                   $11.21       12.28%    $    747      1.85%          1.94%           0.14%         47%
   2010                    10.11       10.23        1,265      1.83           1.91            0.99         117
   2009                     9.21      (20.18)       2,101      1.80           1.86            1.07          66
   2008                    11.67      (16.33)       1,287      1.76           1.83            0.68          65
   2007                    14.94       11.40        2,502      1.74           1.83            0.55          84

   CLASS C SHARES
   2011                   $11.17       12.24%    $  2,168      1.85%          1.94%           0.14%         47%
   2010                    10.08       10.27        3,232      1.83           1.91            0.99         117
   2009                     9.18      (20.22)       4,025      1.80           1.86            1.07          66
   2008                    11.64      (16.31)       5,192      1.77           1.84            0.67          65
   2007                    14.90       11.36        7,742      1.74           1.83            0.53          84

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2011                   $32.26       25.58%    $  5,990      0.77%          1.02%           0.16%         11%
   2010                    25.69       16.46          312      0.83           1.00           (0.01)          9
   2009 (1)                22.06        0.09           20      0.83*~#        0.97*~#         0.24*#        10

   CLASS A SHARES
   2011                   $32.07       25.17%    $182,410      1.08%          1.27%          (0.15)%        11%
   2010                    25.62       16.18      162,267      1.08           1.25           (0.26)          9
   2009 (2)                22.06       19.05      166,899      1.27*~#        1.42*~         (0.21)*#       10
   2008 (3)                18.53      (36.39)     157,076      1.08++         1.08           (0.37)++       19
   2007 (3)                29.13       18.08      279,501      0.99++         0.99           (0.45)++       14
   2006 (3)                24.67        6.80      275,177      0.99##         0.99           (0.47)##       11

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    * ANNUALIZED.

   ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS
      FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

    ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS
      THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

    + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE
      INDICATED.

   ++ DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

  +++ AMOUNT REPRESENTS LESS THAN $0.001.

    # DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

   ## DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

    ^ INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

   ^^ PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

  (1) COMMENCED OPERATIONS ON JULY 23, 2009.

  (2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

  (3) FOR THE YEAR ENDED OCTOBER 31. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 169

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                            TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------

   CLASS B SHARES
   2011                   $23.35        $(0.206)        $ 5.906        $ 5.700      $    --     $    --      $    --       $   --
   2010                    20.22         (0.191)          3.321          3.130           --          --           --           --
   2009 (1)                17.08         (0.115)          3.255          3.140           --          --           --           --
   2008 (2)                27.06          (0.37)^         (9.61)         (9.98)          --          --           --           --
   2007 (2)                23.09          (0.37)^          4.34           3.97           --          --           --           --
   2006 (2)                21.78          (0.31)^          1.62           1.31           --          --           --           --

   CLASS C SHARES
   2011                   $23.78        $(0.212)        $ 6.012        $ 5.800      $    --     $    --      $    --       $   --
   2010                    20.59         (0.196)          3.386          3.190           --          --           --           --
   2009 (1)                17.39         (0.117)          3.317          3.200           --          --           --           --
   2008 (2)                27.55          (0.30)^         (9.86)        (10.16)          --          --           --           --
   2007 (2)                23.51          (0.32)^          4.36           4.04           --          --           --           --
   2006 (2)                22.17          (0.31)^          1.65           1.34           --          --           --           --

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2011                   $14.54        $(0.055)        $ 4.755        $ 4.700      $    --     $    --      $    --       $   --+++
   2010                    11.85         (0.041)          2.787          2.746       (0.056)         --       (0.056)          --
   2009                    16.45          0.055          (4.636)        (4.581)      (0.019)         --       (0.019)          --+++
   2008                    18.83          0.089          (2.249)        (2.160)      (0.110)     (0.110)      (0.220)          --
   2007 (3)                20.00          0.052          (1.222)        (1.170)          --          --           --           --

   CLASS A SHARES
   2011                   $14.47        $(0.111)        $ 4.731        $ 4.620      $    --     $    --      $    --       $   --+++
   2010                    11.80         (0.084)          2.779          2.695       (0.025)         --       (0.025)          --
   2009                    16.43          0.020          (4.634)        (4.614)      (0.016)         --       (0.016)          --+++
   2008                    18.82          0.038          (2.246)        (2.208)      (0.072)     (0.110)      (0.182)          --
   2007 (3)                20.00          0.021          (1.201)        (1.180)          --          --           --           --

   CLASS C SHARES
   2011                   $14.22        $(0.216)         $4.646        $ 4.430      $    --     $    --      $    --       $   --+++
   2010                    11.65         (0.161)          2.731          2.570           --          --           --           --
   2009                    16.36         (0.048)         (4.662)        (4.710)          --          --           --           --+++
   2008                    18.80         (0.062)         (2.254)        (2.316)      (0.014)     (0.110)      (0.124)          --
   2007 (3)                20.00         (0.031)         (1.169)        (1.200)          --          --           --           --

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011                   $11.73        $ 0.175         $ 1.969        $ 2.144      $(0.164)    $    --      $(0.164)      $   --+++
   2010                     9.48          0.116           2.262          2.378       (0.128)         --       (0.128)          --+++
   2009                    11.52          0.174          (1.966)        (1.792)      (0.186)     (0.062)      (0.248)          --+++
   2008                    17.05          0.166          (2.630)        (2.464)      (0.190)     (2.877)      (3.067)       0.001
   2007                    18.12          0.215           1.128          1.343       (0.180)     (2.234)      (2.414)       0.001

   CLASS A SHARES
   2011                   $11.40        $ 0.133         $ 1.915        $ 2.048      $(0.128)    $    --      $(0.128)      $   --+++
   2010                     9.22          0.084           2.204          2.288       (0.108)         --       (0.108)          --+++
   2009                    11.22          0.141          (1.907)        (1.766)      (0.172)     (0.062)      (0.234)          --+++
   2008                    16.68          0.128          (2.570)        (2.442)      (0.142)     (2.877)      (3.019)       0.001
   2007                    17.77          0.167           1.109          1.276       (0.133)     (2.234)      (2.367)       0.001

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------
   CLASS B SHARES
   2011                   $29.05       24.46%    $  7,102      1.68%          1.77%          (0.75)%         11%
   2010                    23.35       15.48        9,889      1.68           1.75           (0.86)           9
   2009 (1)                20.22       18.38       14,422      1.99*~#        2.11*~         (0.92)*#        10
   2008 (2)                17.08      (36.88)      17,314      1.82++         1.82           (1.10)++        19
   2007 (2)                27.06       17.19       54,103      1.74++         1.74           (1.20)++        14
   2006 (2)                23.09        6.01       74,106      1.74##         1.74           (1.22)##        11

   CLASS C SHARES
   2011                   $29.58       24.43%    $ 11,269      1.68%          1.77%          (0.75)%         11%
   2010                    23.78       15.49       10,680      1.68           1.75           (0.86)           9
   2009 (1)                20.59       18.40       10,620      1.99*~#        2.11*~         (0.92)*#        10
   2008 (2)                17.39      (36.88)      12,839      1.82++         1.82           (1.12)++        19
   2007 (2)                27.55       17.18       26,946      1.74++         1.74           (1.20)++        14
   2006 (2)                23.51        6.04       27,514      1.74##         1.74           (1.22)##        11

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2011                   $19.24       32.33%    $ 27,137      1.31%          1.76%          (0.31)%         67%
   2010                    14.54       23.32       23,527      1.30           1.79           (0.30)          78
   2009                    11.85      (27.90)      22,084      1.27           1.85            0.48           61
   2008                    16.45      (11.48)      26,984      1.26           1.67            0.54           87
   2007 (3)                18.83       (5.85)      27,572      1.30*          1.60*           0.61*          26

   CLASS A SHARES
   2011                   $19.09      32.00%     $    536      1.62%          2.01%          (0.62)%         67%
   2010                    14.47       22.86          310      1.60           2.04           (0.61)          78
   2009                    11.80      (28.08)         227      1.57           2.10            0.18           61
   2008                    16.43      (11.74)         168      1.57           1.91            0.23           87
   2007 (3)                18.82       (5.90)         117      1.56*          2.02*           0.24*          26

   CLASS C SHARES
   2011                   $18.65       31.15%    $    217      2.22%          2.51%          (1.22)%         67%
   2010                    14.22       22.17           77      2.20           2.54           (1.21)          78
   2009                    11.65      (28.85)          87      2.17           2.60           (0.42)          61
   2008                    16.36      (12.33)         133      2.17           2.43           (0.38)          87
   2007 (3)                18.80       (6.00)         131      2.17*          2.62*          (0.35)*         26

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011                   $13.71       18.29%    $ 31,967      1.23%          1.69%           1.31%          22%
   2010                    11.73       25.21       32,878      1.24           1.66            1.05           34
   2009                     9.48      (15.08)      32,222      1.25           1.58            2.01           37
   2008                    11.52      (15.68)      81,102      1.35           1.51            1.23           25
   2007                    17.05        6.83      178,805      1.34           1.48            1.16           46

   CLASS A SHARES
   2011                   $13.32       17.98%    $ 12,811      1.50%          1.94%           1.04%          22%
   2010                    11.40       24.93       31,263      1.51           1.91            0.79           34
   2009                     9.22      (15.28)      36,132      1.51           1.83            1.75           37
   2008                    11.22      (15.91)      35,794      1.61           1.76            0.97           25
   2007                    16.68        6.58       59,512      1.59           1.73            0.91           46

        The accompanying notes are an integral part of the financial statements.

170 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                            TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD       INCOME+        INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS B SHARES
   2011                  $10.74         $0.053          $ 1.807        $ 1.860      $    --     $    --     $    --        $   --+++
   2010                    8.69          0.019            2.079          2.098       (0.048)         --      (0.048)           --+++
   2009                   10.53          0.090           (1.788)        (1.698)      (0.080)     (0.062)     (0.142)           --+++
   2008                   15.85          0.046           (2.430)        (2.384)      (0.060)     (2.877)     (2.937)        0.001
   2007                   17.01          0.058            1.052          1.110       (0.037)     (2.234)     (2.271)        0.001

   CLASS C SHARES
   2011                  $10.67         $0.054          $ 1.788        $ 1.842      $(0.062)    $    --     $(0.062)       $   --+++
   2010                    8.63          0.019            2.076          2.095       (0.055)         --      (0.055)           --+++
   2009                   10.48          0.089           (1.783)        (1.694)      (0.094)     (0.062)     (0.156)           --+++
   2008                   15.76          0.048           (2.415)        (2.367)      (0.037)     (2.877)     (2.914)        0.001
   2007                   16.94          0.052            1.056          1.108       (0.055)     (2.234)     (2.289)        0.001

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2011                  $13.64         $0.192          $ 2.572        $ 2.764      $(0.314)    $    --     $(0.314)       $   --
   2010                   12.17          0.265            1.368          1.633       (0.163)         --      (0.163)           --
   2009                   17.53          0.221           (4.399)        (4.178)      (0.223)     (0.959)     (1.182)           --
   2008                   24.21          0.279           (2.950)        (2.671)      (0.283)     (3.726)     (4.009)           --
   2007                   23.25          0.343            3.381          3.724       (0.343)     (2.421)     (2.764)           --

   CLASS A SHARES
   2011                  $13.61         $0.153          $ 2.566        $ 2.719      $(0.279)    $    --     $(0.279)       $   --
   2010                   12.14          0.230            1.369          1.599       (0.129)         --      (0.129)           --
   2009                   17.50          0.186           (4.395)        (4.209)      (0.192)     (0.959)     (1.151)           --
   2008                   24.17          0.224           (2.934)        (2.710)      (0.234)     (3.726)     (3.960)           --
   2007                   23.22          0.282            3.373          3.655       (0.284)     (2.421)     (2.705)           --

   CLASS B SHARES
   2011                  $13.32         $0.059          $ 2.506        $ 2.565      $(0.195)    $    --     $(0.195)       $   --
   2010                   11.88          0.146            1.339          1.485       (0.045)         --      (0.045)           --
   2009                   17.16          0.115           (4.312)        (4.197)      (0.124)     (0.959)     (1.083)           --
   2008                   23.79          0.100           (2.880)        (2.780)      (0.124)     (3.726)     (3.850)           --
   2007                   22.92          0.136            3.325          3.461       (0.170)     (2.421)     (2.591)           --

   CLASS C SHARES
   2011                  $13.26         $0.059          $ 2.509        $ 2.568      $(0.198)    $    --     $(0.198)       $   --
   2010                   11.84          0.145            1.322          1.467       (0.047)         --      (0.047)           --
   2009                   17.10          0.113           (4.289)        (4.176)      (0.125)     (0.959)     (1.084)           --
   2008                   23.72          0.107           (2.866)        (2.759)      (0.135)     (3.726)     (3.861)           --
   2007                   22.86          0.127            3.330          3.457       (0.176)     (2.421)     (2.597)           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME      PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES      NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS B SHARES
   2011                   $12.60      17.32%     $    628      2.10%          2.44%           0.44%         22%
   2010                    10.74      24.19         1,703      2.11           2.41            0.19          34
   2009                     8.69     (15.82)        2,890      2.11           2.33            1.15          37
   2008                    10.53     (16.43)        5,622      2.21           2.26            0.37          25
   2007                    15.85       5.86        10,987      2.19           2.23            0.33          46

   CLASS C SHARES
   2011                   $12.45      17.27%     $  4,544      2.10%          2.44%           0.44%         22%
   2010                    10.67      24.33         4,543      2.11           2.41            0.19          34
   2009                     8.63     (15.84)        4,952      2.11           2.33            1.15          37
   2008                    10.48     (16.40)        8,223      2.20           2.25            0.38          25
   2007                    15.76       5.88        20,268      2.19           2.23            0.30          46

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2011                   $16.09      20.50%     $234,785      1.02%          1.13%           1.24%         26%
   2010                    13.64      13.43       228,162      1.00           1.11            1.95          12
   2009                    12.17     (23.11)      229,771      0.96           1.09            1.82          20
   2008                    17.53     (12.99)      328,465      0.95           1.08            1.34          17
   2007                    24.21      16.38       445,763      0.94           1.08            1.41          19

   CLASS A SHARES
   2011                   $16.05      20.12%     $ 71,164      1.27%          1.38%           0.99%         26%
   2010                    13.61      13.18        72,132      1.25           1.36            1.70          12
   2009                    12.14     (23.30)       75,156      1.21           1.34            1.57          20
   2008                    17.50     (13.22)       24,772      1.21           1.33            1.08          17
   2007                    24.17      16.08        31,773      1.19           1.33            1.15          19

   CLASS B SHARES
   2011                   $15.69      19.37%     $  2,212      1.87%          1.88%           0.39%         26%
   2010                    13.32      12.51         3,439      1.85           1.86            1.10          12
   2009                    11.88     (23.74)        5,722      1.81           1.84            0.97          20
   2008                    17.16     (13.74)        3,823      1.80           1.83            0.49          17
   2007                    23.79      15.38         6,772      1.79           1.83            0.56          19

   CLASS C SHARES
   2011                   $15.63      19.48%     $  2,503      1.87%          1.88%           0.39%         26%
   2010                    13.26      12.50         2,548      1.85           1.86            1.10          12
   2009                    11.84     (23.76)        3,058      1.81           1.84            0.97          20
   2008                    17.10     (13.69)        1,500      1.76           1.79            0.53          17
   2007                    23.72      15.40         2,061      1.79           1.83            0.53          19

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

(1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON MARCH 1, 2007.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 171

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2011                   $18.27        $ 0.210          $ 3.100       $ 3.310      $(0.210)    $    --      $(0.210)       $  --
   2010                    16.15          0.176            2.112         2.288       (0.168)         --       (0.168)          --
   2009                    21.86          0.196           (4.304)       (4.108)      (0.230)     (1.372)      (1.602)          --
   2008                    25.72          0.306           (2.894)       (2.588)      (0.360)     (0.912)      (1.272)          --
   2007 (1)                25.10          0.140            1.218         1.358       (0.419)     (0.319)      (0.738)          --

   CLASS A SHARES
   2011                   $18.24        $ 0.163          $ 3.097       $ 3.260      $(0.160)    $    --      $(0.160)       $  --
   2010                    16.14          0.131            2.103         2.234       (0.134)         --       (0.134)          --
   2009                    21.85          0.167           (4.317)       (4.150)      (0.188)     (1.372)      (1.560)          --
   2008                    25.72          0.233           (2.886)       (2.653)      (0.305)     (0.912)      (1.217)          --
   2007                    23.17          0.262            3.002         3.264       (0.395)     (0.319)      (0.714)          --

   CLASS C SHARES
   2011                   $18.03        $ 0.014          $ 3.063       $ 3.077      $(0.007)    $    --      $(0.007)       $  --
   2010                    15.99          0.006            2.089         2.095       (0.055)         --       (0.055)          --
   2009                    21.55          0.058           (4.246)       (4.188)          --      (1.372)      (1.372)          --
   2008                    25.42          0.063           (2.849)       (2.786)      (0.172)     (0.912)      (1.084)          --
   2007                    22.97          0.069            2.989         3.058       (0.289)     (0.319)      (0.608)          --

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2011                   $16.04        $ 0.119          $ 2.916       $ 3.035      $(0.065)    $    --      $(0.065)       $  --
   2010                    14.03          0.119            1.965         2.084       (0.074)         --       (0.074)          --
   2009                    18.08          0.117           (3.776)       (3.659)      (0.060)     (0.331)      (0.391)          --
   2008                    20.97          0.180           (2.718)       (2.538)      (0.210)     (0.142)      (0.352)          --
   2007 (1)                20.00          0.239            0.973         1.212       (0.242)         --       (0.242)          --

   CLASS A SHARES
   2011                   $15.96        $ 0.074          $ 2.909       $ 2.983      $(0.023)    $    --      $(0.023)       $  --
   2010                    13.98          0.078            1.959         2.037       (0.057)         --       (0.057)          --
   2009                    18.02          0.088           (3.753)       (3.665)      (0.044)     (0.331)      (0.375)          --
   2008                    20.94          0.122           (2.702)       (2.580)      (0.198)     (0.142)      (0.340)          --
   2007 (1)                20.00          0.042            1.134         1.176       (0.236)         --       (0.236)          --

   CLASS C SHARES
   2011                   $15.69        $(0.055)         $ 2.855       $ 2.800      $    --     $    --      $    --       $   --
   2010                    13.79         (0.031)           1.939         1.908       (0.008)         --       (0.008)          --
   2009                    17.85         (0.004)          (3.724)       (3.728)      (0.001)     (0.331)      (0.332)          --
   2008                    20.85         (0.020)          (2.690)       (2.710)      (0.148)     (0.142)      (0.290)          --
   2007 (1)                20.00         (0.119)           1.200         1.081       (0.231)         --       (0.231)          --

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2011                   $19.15        $ 0.303          $ 2.580       $ 2.883      $(0.303)    $    --      $(0.303)       $  --
   2010                    17.24          0.279            1.928         2.207       (0.297)         --       (0.297)          --
   2009                    21.44          0.314           (3.122)       (2.808)      (0.321)     (1.071)      (1.392)          --
   2008                    24.23          0.413           (2.065)       (1.652)      (0.501)     (0.637)      (1.138)          --
   2007 (1)                23.75          0.035            1.130         1.165       (0.407)     (0.278)      (0.685)          --

   CLASS A SHARES
   2011                   $19.09        $ 0.243          $ 2.567       $ 2.810      $(0.250)    $    --      $(0.250)       $  --
   2010                    17.18          0.232            1.929         2.161       (0.251)         --       (0.251)          --
   2009                    21.37          0.281           (3.123)       (2.842)      (0.277)     (1.071)      (1.348)          --
   2008                    24.15          0.372           (2.075)       (1.703)      (0.440)     (0.637)      (1.077)          --
   2007                    22.26          0.412            2.258         2.670       (0.502)     (0.278)      (0.780)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END         TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                        OF PERIOD    RETURN**     (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS#      RATE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2011                   $21.37       18.18%    $   213       0.32%          0.93%           1.02%          37%
   2010                    18.27       14.17         190       0.33           0.92            0.98           30
   2009                    16.15      (17.46)        179       0.33           0.81            1.31           48
   2008                    21.86      (10.56)        171       0.33           0.70            1.23           25
   2007 (1)                25.72        5.50         770       0.31*          0.70*           0.75*          16

   CLASS A SHARES
   2011                   $21.34       17.91%    $26,327       0.57%          1.18%           0.77%          37%
   2010                    18.24       13.84      23,808       0.58           1.17            0.73           30
   2009                    16.14      (17.68)     23,780       0.58           1.06            1.06           48
   2008                    21.85      (10.81)     39,324       0.59           0.95            0.97           25
   2007                    25.72       14.19      49,073       0.57           0.93            1.03           16

   CLASS C SHARES
   2011                   $21.10       17.07%    $17,676       1.27%          1.68%           0.07%          37%
   2010                    18.03       13.10      15,846       1.28           1.67            0.03           30
   2009                    15.99      (18.25)     14,101       1.27           1.55            0.37           48
   2008                    21.55      (11.43)     21,599       1.29           1.46            0.26           25
   2007                    25.42       13.39      30,144       1.27           1.43            0.28           16

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2011                   $19.01       18.93%    $   552       0.33%          1.47%           0.65%          42%
   2010                    16.04       14.86         497       0.32           1.80            0.75           35
   2009                    14.03      (19.81)         26       0.33           2.20            0.92           59
   2008                    18.08      (12.30)         15       0.36           1.65            0.86           68
   2007 (1)                20.97        6.10         183       0.33*          3.37*           1.67*          10

   CLASS A SHARES
   2011                   $18.92       18.70%    $ 8,983       0.57%          1.72%           0.40%          42%
   2010                    15.96       14.58       2,647       0.57           2.05            0.50           35
   2009                    13.98      (19.92)      2,289       0.58           2.45            0.67           59
   2008                    18.02      (12.52)      2,533       0.60           1.90            0.62           68
   2007 (1)                20.94        5.93       4,871       0.57*          2.70*           0.28*          10

   CLASS C SHARES
   2011                   $18.49       17.85%    $ 6,030       1.27%          2.22%          (0.30)%         42%
   2010                    15.69       13.84       4,365       1.27           2.55           (0.20)          35
   2009                    13.79      (20.52)      3,489       1.29           2.95           (0.04)          59
   2008                    17.85      (13.17)      2,452       1.32           2.41           (0.10)          68
   2007 (1)                20.85        5.45       1,986       1.29*          2.93*          (0.81)*         10

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2011                   $21.73       15.12%    $ 1,031       0.33%          0.87%           1.40%          39%
   2010                    19.15       12.83         127       0.33           0.86            1.49           39
   2009                    17.24      (12.10)        114       0.33           0.81            1.94           66
   2008                    21.44       (7.15)         93       0.33           0.71            1.87           27
   2007 (1)                24.23        4.98           1       0.31*          0.67*           0.21*          13

   CLASS A SHARES
   2011                   $21.65       14.77%    $30,422       0.57%          1.12%           1.15%          39%
   2010                    19.09       12.60      26,026       0.57           1.11            1.24           39
   2009                    17.18      (12.29)     23,091       0.58           1.06            1.69           66
   2008                    21.37       (7.42)     37,737       0.58           0.96            1.62           27
   2007                    24.15       12.10      47,572       0.55           0.93            1.72           13

        The accompanying notes are an integral part of the financial statements.

172 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD       INCOME+        INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
GROWTH & INCOME ALLOCATION FUND (CONTINUED)
-------------------------------------------

   CLASS C SHARES
   2011                   $18.98        $0.095          $ 2.552        $ 2.647      $(0.107)    $    --      $(0.107)       $  --
   2010                    17.09         0.101            1.910          2.011       (0.121)         --       (0.121)          --
   2009                    21.26         0.162           (3.102)        (2.940)      (0.159)     (1.071)      (1.230)          --
   2008                    24.03         0.208           (2.062)        (1.854)      (0.279)     (0.637)      (0.916)          --
   2007                    22.18         0.226            2.261          2.487       (0.359)     (0.278)      (0.637)          --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2011                   $19.74        $0.405          $ 1.544        $ 1.949      $(0.416)    $(0.073)     $(0.489)       $  --
   2010                    18.23         0.424            1.527          1.951       (0.441)         --       (0.441)          --
   2009                    20.30         0.484           (1.425)        (0.941)      (0.482)     (0.647)      (1.129)          --
   2008                    21.85         0.590           (1.088)        (0.498)      (0.630)     (0.422)      (1.052)          --
   2007 (1)                21.86         0.409            0.348          0.757       (0.482)     (0.285)      (0.767)          --

   CLASS A SHARES
   2011                   $19.74        $0.354          $ 1.533        $ 1.887      $(0.364)    $(0.073)     $(0.437)       $  --
   2010                    18.24         0.376            1.478          1.854       (0.354)         --       (0.354)          --
   2009                    20.31         0.440           (1.424)        (0.984)      (0.439)     (0.647)      (1.086)          --
   2008                    21.86         0.540           (1.089)        (0.549)      (0.579)     (0.422)      (1.001)          --
   2007                    20.95         0.544            1.199          1.743       (0.548)     (0.285)      (0.833)          --

   CLASS C SHARES
   2011                   $19.61        $0.206          $ 1.523        $ 1.729      $(0.226)    $(0.073)     $(0.299)       $  --
   2010                    18.12         0.239            1.479          1.718       (0.228)         --       (0.228)          --
   2009                    20.19         0.316           (1.425)        (1.109)      (0.314)     (0.647)      (0.961)          --
   2008                    21.73         0.390           (1.080)        (0.690)      (0.428)     (0.422)      (0.850)          --
   2007                    20.85         0.387            1.193          1.580       (0.415)     (0.285)      (0.700)          --

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2011                   $11.38        $0.420          $ 0.182        $ 0.602      $(0.427)    $(0.095)     $(0.522)       $  --
   2010                    10.77         0.467            0.618          1.085       (0.475)         --       (0.475)          --
   2009                    10.45         0.472            0.324          0.796       (0.476)         --       (0.476)          --
   2008                    10.40         0.512            0.048          0.560       (0.510)         --       (0.510)          --
   2007                    10.35         0.505            0.046          0.551       (0.501)         --       (0.501)          --

   CLASS A SHARES
   2011                   $11.21        $0.385          $ 0.179        $ 0.564      $(0.399)    $(0.095)     $(0.494)       $  --
   2010                    10.61         0.433            0.614          1.047       (0.447)         --       (0.447)          --
   2009                    10.31         0.440            0.310          0.750       (0.450)         --       (0.450)          --
   2008                    10.26         0.479            0.055          0.534       (0.484)         --       (0.484)          --
   2007                    10.22         0.472            0.044          0.516       (0.476)         --       (0.476)          --

   CLASS B SHARES
   2011                   $11.16        $0.308          $ 0.174        $ 0.482      $(0.317)    $(0.095)     $(0.412)       $  --
   2010                    10.56         0.357            0.615          0.972       (0.372)         --       (0.372)          --
   2009                    10.26         0.369            0.311          0.680       (0.380)         --       (0.380)          --
   2008                    10.22         0.406            0.046          0.452       (0.412)         --       (0.412)          --
   2007                    10.18         0.400            0.046          0.446       (0.406)         --       (0.406)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME       PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS#       RATE
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------
GROWTH & INCOME ALLOCATION FUND (CONTINUED)
-------------------------------------------

   CLASS C SHARES
   2011                   $21.52      14.02%     $ 20,347      1.27%          1.62%           0.45%          39%
   2010                    18.98      11.78        17,094      1.28           1.61            0.54           39
   2009                    17.09     (12.92)       15,731      1.28           1.56            0.99           66
   2008                    21.26      (8.02)       20,137      1.28           1.47            0.91           27
   2007                    24.03      11.29        22,941      1.25           1.43            0.95           13

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2011                   $21.20       9.95%     $    660      0.33%          1.16%           1.94%          41%
   2010                    19.74      10.54           235      0.32           1.26            2.19           29
   2009                    18.23      (4.02)          202      0.35           1.49            2.78           75
   2008                    20.30      (2.43)          101      0.39           1.01            2.79           61
   2007 (1)                21.85       3.52           103      0.37*          0.77*           2.61*          12

   CLASS A SHARES
   2011                   $21.19       9.62%     $  8,304      0.57%          1.41%           1.69%          41%
   2010                    19.74      10.21         9,604      0.58           1.51            1.94           29
   2009                    18.24      (4.26)        6,092      0.60           1.74            2.53           75
   2008                    20.31      (2.66)        5,206      0.65           1.26            2.54           61
   2007                    21.86       8.40         5,459      0.62           0.97            2.49           12

   CLASS C SHARES
   2011                   $21.04       8.86%     $  8,514      1.28%          1.91%           0.99%          41%
   2010                    19.61       9.51         5,876      1.28           2.01            1.24           29
   2009                    18.12      (4.97)        3,493      1.30           2.24            1.83           75
   2008                    20.19      (3.32)        3,210      1.35           1.76            1.84           61
   2007                    21.73       7.63         3,775      1.32           1.47            1.78           12

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2011                   $11.46       5.45%     $337,143      0.79%          1.01%           3.70%          58%
   2010                    11.38      10.29       330,318      0.78           1.00            4.23           32
   2009                    10.77       7.93       307,014      0.77           0.99            4.57           41
   2008                    10.45       5.42       344,350      0.76           0.98            4.83           28
   2007                    10.40       5.40       352,610      0.74           0.99            4.81           16

   CLASS A SHARES
   2011                   $11.28       5.09%     $ 29,449      1.04%          1.26%           3.45%          58%
   2010                    11.21      10.08        28,952      1.03           1.25            3.97           32
   2009                    10.61       7.58        22,726      1.02           1.24            4.32           41
   2008                    10.31       5.24        31,167      1.01           1.23            4.58           28
   2007                    10.26       5.11        31,068      1.00           1.24            4.56           16

   CLASS B SHARES
   2011                   $11.23       4.44%     $    326      1.72%          1.76%           2.77%          58%
   2010                    11.16       9.36         1,345      1.71           1.75            3.29           32
   2009                    10.56       6.87         2,789      1.70           1.74            3.64           41
   2008                    10.26       4.43         4,273      1.69           1.73            3.89           28
   2007                    10.22       4.43         5,577      1.68           1.74            3.87           16

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS BEEN ANNUALIZED.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND, DIVERSIFIED EQUITY ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND INCOME PLUS ALLOCATION FUND.

(1)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 173

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD       INCOME+        INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------

   CLASS C SHARES
   2011                   $11.15        $0.334          $ 0.183         $0.517      $(0.352)    $(0.095)     $(0.447)       $  --
   2010                    10.56         0.384            0.609          0.993       (0.403)         --       (0.403)          --
   2009                    10.25         0.396            0.325          0.721       (0.411)         --       (0.411)          --
   2008                    10.20         0.430            0.060          0.490       (0.440)         --       (0.440)          --
   2007                    10.17         0.425            0.039          0.464       (0.434)         --       (0.434)          --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2011                   $10.23        $0.282          $(0.044)        $0.238      $(0.278)    $    --      $(0.278)       $  --
   2010                    10.03         0.327            0.216          0.543       (0.326)     (0.017)      (0.343)          --
   2009                     9.83         0.344            0.216          0.560       (0.342)     (0.018)      (0.360)          --
   2008                     9.72         0.348            0.129          0.477       (0.354)     (0.013)      (0.367)          --
   2007                     9.81         0.361           (0.047)         0.314       (0.368)     (0.036)      (0.404)          --

   CLASS A SHARES
   2011                   $10.18        $0.256          $(0.044)        $0.212      $(0.252)    $    --      $(0.252)       $  --
   2010                     9.98         0.300            0.218          0.518       (0.301)     (0.017)      (0.318)          --
   2009                     9.78         0.318            0.217          0.535       (0.317)     (0.018)      (0.335)          --
   2008                     9.68         0.323            0.120          0.443       (0.330)     (0.013)      (0.343)          --
   2007                     9.77         0.334           (0.045)         0.289       (0.343)     (0.036)      (0.379)          --

   CLASS B SHARES
   2011                   $10.18        $0.186          $(0.050)        $0.136      $(0.176)    $    --      $(0.176)       $  --
   2010                     9.98         0.230            0.213          0.443       (0.226)     (0.017)      (0.243)          --
   2009                     9.77         0.249            0.225          0.474       (0.246)     (0.018)      (0.264)          --
   2008                     9.67         0.254            0.119          0.373       (0.260)     (0.013)      (0.273)          --
   2007                     9.76         0.266           (0.044)         0.222       (0.276)     (0.036)      (0.312)          --

   CLASS C SHARES
   2011                   $10.15        $0.209          $(0.051)        $0.158      $(0.208)    $    --      $(0.208)       $  --
   2010                     9.95         0.253            0.221          0.474       (0.257)     (0.017)      (0.274)          --
   2009                     9.76         0.272            0.211          0.483       (0.275)     (0.018)      (0.293)          --
   2008                     9.66         0.275            0.125          0.400       (0.287)     (0.013)      (0.300)          --
   2007                     9.75         0.289           (0.046)         0.243       (0.297)     (0.036)      (0.333)          --

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2011                   $11.48        $0.319          $(0.046)        $0.273      $(0.321)    $(0.002)     $(0.323)       $  --
   2010                    11.20         0.339            0.279          0.618       (0.338)         --       (0.338)          --
   2009                    10.95         0.371            0.259          0.630       (0.371)     (0.009)      (0.380)          --
   2008                    10.84         0.420            0.122          0.542       (0.426)     (0.006)      (0.432)          --
   2007                    10.92         0.433           (0.033)         0.400       (0.441)     (0.039)      (0.480)          --

   CLASS A SHARES
   2011                   $11.48        $0.291          $(0.057)       $ 0.234      $(0.292)    $(0.002)     $(0.294)       $  --
   2010                    11.20         0.311            0.278          0.589       (0.309)         --       (0.309)          --
   2009                    10.95         0.343            0.260          0.603       (0.344)     (0.009)      (0.353)          --
   2008                    10.83         0.391            0.135          0.526       (0.400)     (0.006)      (0.406)          --
   2007                    10.92         0.405           (0.042)         0.363       (0.414)     (0.039)      (0.453)          --

   CLASS C SHARES
   2011                   $11.49        $0.239          $(0.056)        $0.183      $(0.241)    $(0.002)     $(0.243)       $  --
   2010 (1)                11.40         0.170            0.203          0.373       (0.283)         --       (0.283)          --
   2008 (2)                11.05         0.058            0.070          0.128       (0.058)         --       (0.058)          --
   2007                    11.12         0.360           (0.045)         0.315       (0.346)     (0.039)      (0.385)          --
   2006                    11.44         0.368           (0.230)         0.138       (0.368)     (0.090)      (0.458)          --
   2005                    11.54         0.381           (0.018)         0.363       (0.375)     (0.088)      (0.463)          --
   2004 (3)                11.78         0.343           (0.315)         0.028       (0.267)     (0.001)      (0.268)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME       PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD   RETURN***     (000)     NET ASSETS     OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------

   CLASS C SHARES
   2011                   $11.22      4.77%      $  7,774      1.47%           1.51%          3.02%           58%
   2010                    11.15      9.58          4,164      1.46            1.50           3.54            32
   2009                    10.56      7.29          1,309      1.45            1.49           3.89            41
   2008                    10.25      4.82            194      1.45            1.49           4.14            28
   2007                    10.20      4.61            102      1.43            1.49           4.13            16

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2011                   $10.19      2.38%      $123,644      0.54%           1.02%          2.79%           32%
   2010                    10.23      5.49        112,407      0.53            1.02           3.22            17
   2009                    10.03      5.80         96,420      0.52            1.03           3.47            12
   2008                     9.83      4.96         90,173      0.51            1.01           3.54            14
   2007                     9.72      3.24         89,852      0.49            1.00           3.67             2

   CLASS A SHARES
   2011                   $10.14      2.13%      $ 78,038      0.79%           1.27%          2.54%           32%
   2010                    10.18      5.26         76,111      0.78            1.27           2.97            17
   2009                     9.98      5.57         48,833      0.77            1.28           3.22            12
   2008                     9.78      4.62         28,430      0.75            1.25           3.30            14
   2007                     9.68      3.00         27,500      0.74            1.25           3.42             2

   CLASS B SHARES
   2011                   $10.14      1.36%      $     94      1.49%           1.77%          1.84%           32%
   2010                    10.18      4.49            635      1.48            1.77           2.27            17
   2009                     9.98      4.92          1,621      1.47            1.78           2.52            12
   2008                     9.77      3.88          3,254      1.46            1.76           2.59            14
   2007                     9.67      2.29          4,326      1.44            1.75           2.72             2

   CLASS C SHARES
   2011                   $10.10      1.59%      $ 22,806      1.24%           1.52%          2.09%           32%
   2010                    10.15      4.82         14,860      1.23            1.52           2.52            17
   2009                     9.95      5.03          4,938      1.22            1.53           2.77            12
   2008                     9.76      4.18          1,287      1.22            1.52           2.83            14
   2007                     9.66      2.52            259      1.19            1.50           2.96             2

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2011                   $11.43      2.43%      $ 79,902      0.52%           1.08%          2.81%           22%
   2010                    11.48      5.60         81,121      0.51            1.07           2.99            14
   2009                    11.20      5.85         75,000      0.44            1.08           3.35            35
   2008                    10.95      5.06         62,883      0.29            1.05           3.82            19
   2007                    10.84      3.72         67,896      0.28            1.01           3.95             4

   CLASS A SHARES
   2011                   $11.42      2.08%      $ 23,674      0.77%           1.33%          2.56%           22%
   2010                    11.48      5.33         22,335      0.76            1.32           2.74            14
   2009                    11.20      5.60         19,285      0.69            1.33           3.10            35
   2008                    10.95      4.91          7,108      0.54            1.30           3.57            19
   2007                    10.83      3.37          3,159      0.53            1.25           3.70             4

   CLASS C SHARES
   2011                   $11.43      1.71%      $  4,161      1.22%           1.58%          2.11%           22%
   2010 (1)                11.49      2.25          2,363      1.21*           1.57*          2.29*           14
   2008 (2)                11.12      1.16             --      0.97*           1.43*          3.01*           19**
   2007                    11.05      2.86              6      0.97            1.55           3.22             4
   2006                    11.12      1.24             25      1.00            1.51           3.27             7
   2005                    11.44      3.15             50      1.03            1.59           3.30            14
   2004 (3)                11.54      0.23             --      0.67*           0.67*          4.30*            2

        The accompanying notes are an integral part of the financial statements.

174 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                      NET REALIZED                                             TOTAL
                          VALUE,         NET        AND UNREALIZED       TOTAL         NET                    FROM
                        BEGINNING    INVESTMENT         GAIN ON          FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD      INCOME+       INVESTMENTS      OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2011                   $10.12       $0.219          $ 0.006          $0.225      $(0.245)    $    --     $(0.245)        $  --
   2010                    10.00        0.269            0.140           0.409       (0.289)         --      (0.289)           --
   2009                     9.89        0.392            0.111           0.503       (0.393)         --      (0.393)           --
   2008                     9.82        0.430            0.074           0.504       (0.434)         --      (0.434)           --
   2007                     9.76        0.406            0.055           0.461       (0.401)         --      (0.401)           --

   CLASS A SHARES
   2011                   $10.10       $0.191          $ 0.016          $0.207      $(0.217)    $    --     $(0.217)        $  --
   2010                     9.98        0.240            0.141           0.381       (0.261)         --      (0.261)           --
   2009                     9.88        0.364            0.104           0.468       (0.368)         --      (0.368)           --
   2008                     9.81        0.401            0.076           0.477       (0.407)         --      (0.407)           --
   2007                     9.76        0.365            0.061           0.426       (0.376)         --      (0.376)           --

   CLASS C SHARES
   2011                   $10.22       $0.147          $ 0.014          $0.161      $(0.171)    $    --     $(0.171)        $  --
   2010                    10.10        0.197            0.140           0.337       (0.217)         --      (0.217)           --
   2009                     9.99        0.323            0.112           0.435       (0.325)         --      (0.325)           --
   2008                     9.91        0.362            0.073           0.435       (0.355)         --      (0.355)           --
   2007                     9.84        0.334            0.066           0.400       (0.330)         --      (0.330)           --

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   FIDUCIARY SHARES
   2011 (4)               $10.52       $0.384          $(0.127)         $0.257      $(0.395)    $(0.012)    $(0.407)        $  --

   CLASS A SHARES
   2011                   $10.52       $0.365          $(0.134)         $0.231      $(0.369)    $(0.012)    $(0.381)        $  --
   2010                    10.10        0.359            0.422           0.781       (0.361)         --      (0.361)           --
   2009 (5)                 9.61        0.267            0.481           0.748       (0.258)         --      (0.258)           --
   2008 (6)                10.35         0.37^           (0.74)          (0.37)       (0.37)         --       (0.37)           --
   2007 (6)                10.49         0.37^           (0.14)           0.23        (0.37)         --       (0.37)           --
   2006 (6)                10.36         0.37^            0.13            0.50        (0.37)         --       (0.37)           --

   CLASS B SHARES
   2011                   $10.51       $0.293          $(0.135)         $0.158      $(0.296)    $(0.012)    $(0.308)        $  --
   2010                    10.09        0.285            0.423           0.708       (0.288)         --      (0.288)           --
   2009 (5)                 9.60        0.212            0.482           0.694       (0.204)         --      (0.204)           --
   2008 (6)                10.34         0.29^           (0.74)          (0.45)       (0.29)         --       (0.29)           --
   2007 (6)                10.48         0.29^           (0.14)           0.15        (0.29)         --       (0.29)           --
   2006 (6)                10.35         0.29^            0.13            0.42        (0.29)         --       (0.29)           --

   CLASS C SHARES
   2011                   $10.51       $0.318          $(0.133)         $0.185      $(0.323)    $(0.012)    $(0.335)        $  --
   2010                    10.09        0.311            0.424           0.735       (0.315)         --      (0.315)           --
   2009 (5)                 9.60        0.216            0.481           0.697       (0.207)         --      (0.207)           --
   2008 (6)                10.34         0.29^           (0.74)          (0.45)       (0.29)         --       (0.29)           --
   2007 (6)                10.48         0.30^           (0.15)           0.15        (0.29)         --       (0.29)           --
   2006 (6)                10.35         0.29^            0.13            0.42        (0.29)         --       (0.29)           --

                                                                               RATIO
                                                                            OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                      NET                     NET ASSETS         NET
                          ASSET                   ASSETS,       RATIO        EXCLUDING     INVESTMENT
                          VALUE,                    END      OF EXPENSES    FEE WAIVERS      INCOME     PORTFOLIO
                           END         TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION   TO AVERAGE   TURNOVER
                        OF PERIOD    RETURN***     (000)     NET ASSETS     OF EXPENSES    NET ASSETS     RATE
-----------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2011                   $10.10        2.35%     $ 87,476      0.67%          0.98%          2.17%        48%
   2010                    10.12        4.04        71,122      0.66           0.99           2.67         27
   2009                    10.00        5.24        51,471      0.66           1.07           3.99         54
   2008                     9.89        5.21        52,958      0.65           0.97           4.33         43
   2007                     9.82        4.81        54,638      0.65           0.92           4.13         33

   CLASS A SHARES
   2011                   $10.09        2.07%     $ 24,353      0.95%          1.23%          1.89%        48%
   2010                    10.10        3.86        22,581      0.94           1.24           2.39         27
   2009                     9.98        4.88         9,403      0.93           1.32           3.72         54
   2008                     9.88        4.93           271      0.93           1.23           4.05         43
   2007                     9.81        4.43           153      0.91           1.16           3.72         33

   CLASS C SHARES
   2011                   $10.21        1.59%     $ 20,876      1.40%          1.48%          1.44%        48%
   2010                    10.22        3.37        17,565      1.39           1.49           1.94         27
   2009                    10.10        4.47         3,109      1.38           1.57           3.27         54
   2008                     9.99        4.44           362      1.37           1.47           3.61         43
   2007                     9.91        4.12         1,608      1.36           1.42           3.37         33

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   FIDUCIARY SHARES
   2011 (4)               $10.37        2.45%     $    282      0.65%*         1.06%*         3.78%*       10%

   CLASS A SHARES
   2011                   $10.37        2.28%     $130,165      0.90%          1.31%          3.53%        10%
   2010                    10.52        7.95       146,665      0.90           1.29           3.45         13
   2009 (5)                10.10        7.76       140,399      1.03*          1.28*          3.61*         9
   2008 (6)                 9.61       (3.72)      143,533      0.95           1.06           3.59          9
   2007 (6)                10.35        2.24       157,899      0.99           1.04           3.56          9
   2006 (6)                10.49        4.89       154,008      1.08           1.08           3.54          6

   CLASS B SHARES
   2011                   $10.36        1.66%     $  2,100      1.60%          1.81%          2.83%        10%
   2010                    10.51        7.10         2,898      1.60           1.79           2.75         13
   2009 (5)                10.09        7.18         3,142      1.77*          1.98*          2.87*         9
   2008 (6)                 9.60       (4.43)        3,319      1.70           1.81           2.84          9
   2007 (6)                10.34        1.51         3,562      1.74           1.79           2.81          9
   2006 (6)                10.48        4.14         3,630      1.83           1.83           2.79          6

   CLASS C SHARES
   2011                   $10.36        1.93%     $ 10,831      1.35%          1.56%          3.08%        10%
   2010                    10.51        7.37        10,157      1.35           1.54           3.00         13
   2009 (5)                10.09        7.22         6,406      1.72*          1.93*          2.92*         9
   2008 (6)                 9.60       (4.33)        6,009      1.70           1.81           2.84          9
   2007 (6)                10.34        1.51         6,640      1.74           1.79           2.81          9
   2006 (6)                10.48        4.14         4,631      1.83           1.83           2.79          6

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

  *   ANNUALIZED.

 **   PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1) CLASS C SHARES RESUMED OPERATIONS ON DECEMBER 4, 2009, WITH A BEGINNING NET ASSET VALUE PER SHARE OF $11.40.

(2) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

(3)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

(4)   COMMENCED OPERATIONS ON AUGUST 3, 2010.

(5) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(6)   FOR THE YEAR ENDED OCTOBER 31.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 175

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2011

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with thirty-one separate funds. The following funds of the Trust are included in these financial statements:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed-Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively, the "Asset Allocation Funds"). The Equity Funds, the Fixed-Income Funds, and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class U Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

176 HIGHMARK(R) FUNDS

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval", which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (includ- ing quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determin- ing the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of Level 1, 2 and 3 are based on values at the end of period.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Funds.

A summary of the levels for each of the Fund's investments as of July 31, 2011 is included with each Fund's schedule of investments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities are translated to U.S. dollars at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses are translated to U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the

                                                           HIGHMARK(R) FUNDS 177

JULY 31, 2011

spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The Funds did not engage in forward contracts during the year ended July 31, 2011. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund, which used foreign currency contracts in connection with settling planned purchases or sales of investments. During the year ended July 31, 2011, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 2. The unrealized appreciation and depreciation on foreign currency contracts at July 31, 2011, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency contracts for the year ended July 31, 2011, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the coun-terparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

The Enhanced Growth Fund was the only Fund in which options were traded during the year ended July 31, 2011. During the year ended July 31, 2011, the average number of options contracts outstanding, based on a quarterly average, was 13 with respect to the Enhanced Growth Fund. The net realized gain (loss) on written option contracts for the year ended July 31, 2011 are presented in a separate line on the statement of operations.

FUTURES CONTRACTS - The Core Equity Fund, the Equity Income Fund, the Fundamental Equity Fund, the Large Cap Growth Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund utilized futures contracts during the year ended July 31, 2011. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

178 HIGHMARK(R) FUNDS

As of July 31, 2011, the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. During the year ended July 31, 2011, the average number of futures contracts outstanding, based on a quarterly average, was 22, 5, 26 and 9 on the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund, respectively. The unrealized appreciation and depreciation on futures contracts at July 31, 2011, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts for the year ended July 31, 2011, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations. The Funds may maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board (the "Trustees") who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------
                                                       FIDUCIARY CLASS
                                            ------------------------------------
Cognitive Value                             2% redemption and   30 days or less
                                            exchange fees       after purchase
Geneva Small Cap Growth                     2% redemption and   30 days or less
                                            exchange fees       after purchase
International Opportunities                 2% redemption and   30 days or less
                                            exchange fees       after purchase
Small Cap Advantage                         2% redemption and   30 days or less
                                            exchange fees       after purchase
Small Cap Value                             2% redemption and   30 days or less
                                            exchange fees       after purchase

                                                          CLASS A
                                            ------------------------------------
Cognitive Value                             2% redemption and   30 days or less
                                            exchange fees       after purchase
Geneva Small Cap Growth                     2% redemption and   30 days or less
                                            exchange fees       after purchase
International Opportunities                 2% redemption and   30 days or less
                                            exchange fees       after purchase
Small Cap Advantage                         2% redemption and   30 days or less
                                            exchange fees       after purchase
Small Cap Value                             2% redemption and   30 days or less
                                            exchange fees       after purchase

                                                          CLASS M
                                            ------------------------------------
Cognitive Value                             2% redemption and   30 days or less
                                            exchange fees       after purchase
International Opportunities                 2% redemption and   30 days or less
                                            exchange fees       after purchase

For the year ended July 31, 2011, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund received redemption fees of $11, $875, $135, $63 and $387, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to

                                                           HIGHMARK(R) FUNDS 179

JULY 31, 2011

receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced .................................   0.60%
Cognitive Value ..........................   0.75% on the first $500 million
                                             0.70% on assets over $500 million
Core Equity ..............................   0.60%
Enhanced Growth ..........................   0.75% on the first $500 million
                                             0.70% on the next $500 million
                                             0.65% on assets over $1 billion
Equity Income.............................   0.55% on the first $100 million
                                             0.50% on the next $400 million
                                             0.45% on assets over $500 million
Fundamental Equity .......................   0.60%
Geneva Mid Cap Growth.....................   0.75% on the first $250 million
                                             0.70% on the next $250 million
                                             0.65% on assets over $500 million
Geneva Small Cap Growth...................   1.00% on the first $250 million
                                             0.95% on the next $250 million
                                             0.90% on assets over $500 million
International Opportunities ..............   0.95% on the first $250 million
                                             0.90% on the next $250 million
                                             0.85% on the next $500 million
                                             0.80% on assets over $1 billion
Large Cap Growth .........................   0.60%
Large Cap Value ..........................   0.60%
NYSE Arca Tech 100 Index .................   0.50% on the first $50 million
                                             0.30% on the next $200 million
                                             0.25% on the next $250 million
                                             0.20% on assets over $500 million
Small Cap Advantage ......................   0.95%
Small Cap Value ..........................   1.00%
Value Momentum ...........................   0.60%
Capital Growth Allocation ................   0.175%
Diversified Equity Allocation ............   0.175%
Growth & Income Allocation ...............   0.175%
Income Plus Allocation ...................   0.175%
Bond .....................................   0.50%
California Intermediate Tax-Free Bond ....   0.50%
National Intermediate Tax-Free Bond ......   0.50%
Short Term Bond ..........................   0.40%
Wisconsin Tax-Exempt .....................   0.50% on the first $250 million
                                             0.40% on assets over $250
                                             million

The Adviser contractually agreed to reduce its fees through November 30, 2011 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M
                                       SHARES      SHARES    SHARES   SHARES    SHARES
                                      ---------   -------   -------   -------   -------
Balanced ..........................     0.99%      1.24%     1.84%     1.84%      n/a
Cognitive Value ...................     1.22       1.47       n/a      2.07      1.07%
Core Equity .......................     1.00       1.25      1.85      1.85       n/a
Enhanced Growth ...................     1.20       1.45       n/a      2.05      1.05
Equity Income .....................     0.90       1.15      1.75      1.75       n/a
Fundamental Equity ................     0.97       1.22       n/a      1.82       n/a
Geneva Mid Cap Growth .............     1.13       1.38      1.98      1.98       n/a
Geneva Small Cap Growth. ..........     1.37       1.62       n/a      2.22       n/a
International Opportunities .......     1.47       1.62       n/a      2.32      1.32
Large Cap Growth ..................     1.02       1.27      1.87      1.87       n/a
Large Cap Value ...................     1.00       1.25      1.85      1.85       n/a
NYSE Arca Tech 100 Index ..........     0.83       1.08      1.68      1.68       n/a
Small Cap Advantage ...............     1.37       1.62       n/a      2.22       n/a
Small Cap Value ...................     1.37       1.62      2.22      2.22       n/a
Value Momentum ....................     1.02       1.27      1.87      1.87       n/a
Capital Growth Allocation .........     0.33       0.58       n/a      1.28       n/a
Diversified Equity Allocation .....     0.33       0.58       n/a      1.28       n/a
Growth & Income Allocation ........     0.33       0.58       n/a      1.28       n/a

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M
                                       SHARES      SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------
Income Plus Allocation ............     0.33%      0.58%      n/a      1.28%      n/a
Bond ..............................     0.79       1.04      1.72%     1.47       n/a
California Intermediate
   Tax-Free Bond ..................     0.54       0.79      1.49      1.24       n/a
National Intermediate
   Tax-Free Bond ..................     0.52       0.77       n/a      1.22       n/a
Short Term Bond ...................     0.70       0.95       n/a      1.40       n/a
Wisconsin Tax-Exempt ..............     0.65       0.90      1.60      1.35       n/a

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce a Fund's future total return.

On July 31, 2011, the amounts subject to possible future recoupment under the Funds' expense limitation agreement are as follows:

                                                            EXPIRING   EXPIRING
                                                              2013       2014
                                                            --------   --------
Balanced ................................................   $ 73,760   $115,433
Cognitive Value .........................................         --      9,308
Core Equity .............................................     48,012     79,695
Enhanced Growth .........................................      3,996     28,031
Equity Income ...........................................     73,275    126,695
Fundamental Equity ......................................     61,786     86,489
Geneva Mid Cap Growth ...................................    122,334    210,531
Geneva Small Cap Growth .................................     47,565     89,482
Large Cap Growth ........................................     66,315    104,813
Large Cap Value .........................................     93,692    101,382
NYSE Arca Tech 100 Index ................................     68,245    185,874
Small Cap Advantage .....................................     48,889     78,535
Small Cap Value .........................................    166,746    232,587
Value Momentum ..........................................      6,388     27,483
Capital Growth Allocation ...............................    113,246    178,836
Diversified Equity Allocation ...........................     60,394    105,317
Growth & Income Allocation ..............................     99,056    168,054
Income Plus Allocation ..................................     66,595    108,545
Bond ....................................................     53,629    133,816
California Intermediate Tax-Free Bond ...................    334,529    628,741
National Intermediate Tax-Free Bond .....................    239,461    391,114
Short Term Bond .........................................     57,114    105,854
Wisconsin Tax-Exempt ....................................    200,279    322,056

A Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

Effective June 1, 2011, the Adviser and Bailard, Inc. ("Bailard") are parties to an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.35% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the

180 HIGHMARK(R) FUNDS
daily net assets on the first $250 million, 0.45% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.4% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee. Previously, Bailard had an investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from April 3, 2006 to May 31, 2011.

Effective October 8, 2010, the Adviser and Ziegler Lotsoff Capital Management, LLC ("Ziegler") entered into a new investment sub-advisory agreement relating to the Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Equity Income Fund.

Effective October 18, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 17, 2010 relating to the NYSE Arca Tech 100 Index Fund.

Effective October 8, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Wisconsin Tax-Exempt Fund.

The Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

The Adviser and LSV Asset Management ("LSV") are parties to an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

The Administrator and HighMark are parties to an administrative services agreement (the "Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

                                                           HIGHMARK(R) FUNDS 181

JULY 31, 2011

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the year ended July 31, 2011, the Sub-Administrator earned sub-administration fees in the amount of $692,598.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares and 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wisconsin Tax-Exempt Fund), which may be used by the Distributor to provide compensation for sales support and distribution activities.

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, that may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2011. For the year ended July 31, 2011, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $2,495,460, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                         CLASS A
                                                                         SHARES*
                                                                         -------
Balanced .............................................................    5.50%
Cognitive Value ......................................................    5.50
Core Equity ..........................................................    5.50
Enhanced Growth ......................................................    5.50
Equity Income ........................................................    5.50
Fundamental Equity ...................................................    5.50
Geneva Mid Cap Growth ................................................    5.50
Geneva Small Cap Growth ..............................................    5.50
International Opportunities ..........................................    5.50
Large Cap Growth .....................................................    5.50
Large Cap Value ......................................................    5.50
NYSE Arca Tech 100 Index .............................................    5.50
Small Cap Advantage ..................................................    5.50
Small Cap Value ......................................................    5.50
Value Momentum .......................................................    5.50
Capital Growth Allocation ............................................    5.50
Diversified Equity Allocation ........................................    5.50
Growth & Income Allocation ...........................................    5.50
Income Plus Allocation ...............................................    4.50
Bond .................................................................    2.25
California Intermediate Tax-Free Bond ................................    2.25
National Intermediate Tax-Free Bond ..................................    2.25
Short Term Bond ......................................................    2.25
Wisconsin Tax-Exempt .................................................    2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A CDSC is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                YEARS SINCE                   CONTINGENT DEFERRED
               PURCHASE MADE                     SALES CHARGE
               --------------------------------------------------
                 First ....................             5%
                 Second ...................             4%
                 Third ....................             3%
                 Fourth ...................             3%
                 Fifth ....................             2%
                 Sixth ....................             1%
                 Seventh and Eighth .......          None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

182 HIGHMARK(R) FUNDS

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed-Income Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2011 are as follows:

                                                       INVESTMENT SECURITIES
                                                   -----------------------------
                                                     PURCHASES         SALES
                                                   -------------   -------------
Balanced .......................................   $  10,960,565   $  12,181,547
Cognitive Value ................................     192,213,048     190,647,358
Core Equity ....................................      40,490,323      51,674,890
Enhanced Growth ................................      19,883,215      13,712,678
Equity Income ..................................      15,313,007      12,754,581
Fundamental Equity .............................      11,701,344      11,365,580
Geneva Mid Cap Growth ..........................     240,607,664      76,338,091
Geneva Small Cap Growth ........................      17,564,701       7,429,939
International Opportunities ....................     226,899,832     237,674,219
Large Cap Growth ...............................      34,791,990      53,673,116
Large Cap Value ................................      50,806,309      90,179,842
NYSE Arca Tech 100 Index .......................      23,180,656      45,465,380
Small Cap Advantage ............................      17,792,063      21,294,009
Small Cap Value ................................      14,986,929      48,137,263
Value Momentum .................................      80,274,955     125,689,986
Capital Growth Allocation ......................      16,036,280      19,557,558
Diversified Equity Allocation ..................      11,562,089       4,751,901
Growth & Income Allocation .....................      20,360,315      18,276,598
Income Plus Allocation .........................       7,034,600       6,638,210
Bond ...........................................     177,832,618     183,235,206
California Intermediate Tax-Free Bond ..........      91,221,149      68,057,150
National Intermediate Tax-Free Bond ............      26,407,079      23,473,045
Short Term Bond ................................      76,651,889      50,444,852
Wisconsin Tax-Exempt ...........................      13,967,071      20,418,226

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed-Income Funds for the year ended July 31, 2011 are as follows:

                                                       INVESTMENT SECURITIES
                                                   -----------------------------
                                                     PURCHASES         SALES
                                                   -------------   -------------
Balanced .......................................   $     659,382   $     530,236
Bond ...........................................      34,175,594      26,055,247
Short Term Bond ................................       5,938,006       9,209,810

Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(2) of the 1940 Act. A summary of the investment and income activity in each affiliated registered investment company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                                 CAPITAL GROWTH ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 SUBSCRIPTIONS   REDEMPTIONS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $     778,249   $   202,331   $     86,704   $     2,245
Core Equity ....................         848,496     3,338,634       (698,635)       76,258
Enhanced Growth ................         508,320       471,325        131,491            --
Fundamental Equity .............       2,019,780     2,272,480        102,766        51,624
Geneva Mid Cap Growth ..........         855,592       107,837         58,033            --
Geneva Small Cap Growth ........         494,270       304,447         93,736            --
International Opportunities ....       1,911,443     3,598,391       (501,534)      100,040
Large Cap Growth ...............         796,982     1,609,276       (161,455)       32,161

                           CAPITAL GROWTH ALLOCATION (CONTINUED)
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 SUBSCRIPTIONS   REDEMPTIONS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Large Cap Value ................   $   1,333,847   $ 1,111,551   $   (198,167)  $   136,832
NYSE Arca Tech 100 Index .......         596,050       221,437         42,060            --
Small Cap Advantage ............         779,627     1,255,695        186,591            --
Small Cap Value ................         372,150       541,742        335,514        18,964
Value Momentum .................         899,775     1,751,775        278,071        18,460
Bond ...........................         304,978        53,670          1,135         6,091
Short Term Bond ................       1,042,511       405,202         20,129        65,928
Diversified Money Market .......       3,300,580     3,536,290             --            --
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $  16,842,650   $20,782,083   $   (223,561)  $   508,603
                                   =============   ===========   ============   ===========

                               DIVERSIFIED EQUITY ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 SUBSCRIPTIONS   REDEMPTIONS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $     304,228   $    38,740   $     21,678   $       504
Core Equity ....................       1,529,100       538,741        105,018        22,572
Enhanced Growth ................         303,045       159,434         32,439            --
Fundamental Equity .............       1,519,727       372,113        101,447        12,513
Geneva Mid Cap Growth ..........         419,693        15,584          8,311            --
Geneva Small Cap Growth ........         266,246        78,856         25,609            --
International Opportunities ....       1,574,097       692,863        198,848        21,437
Large Cap Growth ...............         523,303       200,903         95,142         5,228
Large Cap Value ................       1,562,706       203,839         (3,338)       29,224
NYSE Arca Tech 100 Index .......         257,062        78,261         14,764            --
Small Cap Advantage ............       1,062,378       171,714        116,471            --
Small Cap Value ................         412,849       195,903         90,226         4,155
Value Momentum .................         417,788       392,377         67,205         4,233
Diversified Money Market .......       1,850,989     1,848,495             --            --
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $  12,003,211   $ 4,987,823   $    873,820   $    99,866
                                   =============   ===========   ============   ===========

                                GROWTH & INCOME ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 SUBSCRIPTIONS   REDEMPTIONS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $     750,007   $   171,055   $     93,414   $     2,112
Core Equity ....................         976,038     2,225,583        (36,271)       61,019
Enhanced Growth ................         465,324       396,356        108,878            --
Fundamental Equity .............       1,564,674     1,079,240         41,839        40,854
Geneva Mid Cap Growth ..........         919,232       117,339         58,230            --
Geneva Small Cap Growth ........         521,084       287,843         90,171            --
International Opportunities ....       2,091,692     2,293,652        580,150        90,124
Large Cap Growth ...............         850,210     1,374,614        (51,118)       29,359
Large Cap Value ................       1,707,799     1,130,776       (199,177)      121,342
NYSE Arca Tech 100 Index .......         508,412       179,094         34,703            --
Small Cap Advantage ............       1,057,211       802,626        594,306            --
Small Cap Value ................         454,347       508,835        307,744        17,018
Value Momentum .................         765,698     1,322,210        278,099        13,936
Bond ...........................       2,092,972       782,981        116,104       159,914
Short Term Bond ................       2,979,276     1,219,787         57,878       173,833
Diversified Money Market .......       4,378,993     5,585,826             --            --
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $  22,082,969   $19,477,817   $  2,074,950   $   709,511
                                   =============   ===========   ============   ===========

                                   INCOME PLUS ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 SUBSCRIPTIONS   REDEMPTIONS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $     148,007   $    29,891   $     17,431   $       420

                                                           HIGHMARK(R) FUNDS 183

JULY 31, 2011

                             INCOME PLUS ALLOCATION (CONTINUED)
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 SUBSCRIPTIONS   REDEMPTIONS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Core Equity ....................   $     553,321   $   522,894   $    266,444   $    15,455
Enhanced Growth ................         103,114        85,317         14,878            --
Fundamental Equity .............         510,118       215,323        124,756         9,786
Geneva Mid Cap Growth ..........         138,974         9,085          5,672            --
Geneva Small Cap Growth ........         102,025        56,404         16,875            --
International Opportunities ....         326,133       443,651        100,245         5,802
Large Cap Growth ...............         363,030       251,248        149,924        10,130
Large Cap Value ................         659,737       285,389        126,492        27,451
NYSE Arca Tech 100 Index .......          91,018        27,460          5,270            --
Small Cap Advantage ............         387,573       261,087        182,279            --
Small Cap Value ................         143,939       143,605         67,381         3,315
Value Momentum .................         171,708       365,858         57,481         4,629
Bond ...........................       1,080,556       871,836        124,861       114,803
Short Term Bond ................       1,610,081     1,251,356         39,176       126,314
Diversified Money Market .......       2,988,164     3,621,673             --            --
                                   -------------   -----------   ------------   -----------
TOTAL: .........................   $   9,377,498   $ 8,442,077   $  1,299,165   $   318,105
                                   =============   ===========   ============   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Permanent differences primarily attributable to net operating losses, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, different treatment for income, gains and losses from partnership securities, capital loss carryforwards expiring, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the following accounts:

                                           UNDISTRIBUTED    UNDISTRIBUTED
                                           NET INVESTMENT   NET REALIZED      PAID-IN
                                               INCOME           GAIN          CAPITAL
                                           --------------   -------------   -----------
Balanced ...............................   $        1,444   $      (1,444)  $        --
Cognitive Value ........................          387,264        (387,264)           --
Enhanced Growth ........................          198,127          (3,421)     (194,706)
Equity Income ..........................           (9,829)          9,829            --
Geneva Mid Cap Growth ..................        3,043,801              --    (3,043,801)
Geneva Small Cap Growth ................          199,858        (199,858)           --
International Opportunities ............          702,958        (702,958)           --
Large Cap Growth .......................               --      32,717,402   (32,717,402)
Large Cap Value ........................            5,649           2,315        (7,964)
NYSE Arca Tech 100 Index ...............          423,563              --      (423,563)
Small Cap Advantage ....................           85,902              --       (85,902)
Value Momentum .........................           67,744         (67,744)           --
Capital Growth Allocation ..............           11,048         (11,048)           --
Diversified Equity Allocation ..........            2,406          (2,406)           --
Growth & Income Allocation .............           10,416         (10,416)           --
Income Plus Allocation .................            2,404          (2,404)           --
Bond ...................................          235,239        (235,239)           --
National Intermediate Tax-Free Bond ....             (874)            874            --
Short Term Bond ........................          322,548        (322,548)           --
Wisconsin Tax-Exempt ...................           (1,150)          1,150            --

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2011 and July 31, 2010 were as follows:

                                                               LONG-TERM    RETURN
                                   TAX-EXEMPT    ORDINARY       CAPITAL       OF
                                     INCOME      INCOME (1)       GAIN      CAPITAL      TOTAL
                                   ----------   -----------   -----------   -------   -----------
Balanced
   2011                            $       --   $   393,280   $        --   $    --   $   393,280
   2010                                    --       308,084            --        --       308,084
Cognitive Value
   2011                                    --     1,222,687            --        --     1,222,687
   2010                                    --       615,000            --        --       615,000
Core Equity
   2011                                    --       694,987            --        --       694,987
   2010                                    --       697,080            --        --       697,080
Enhanced Growth
   2011                                    --            --            --        --            --
   2010                                    --       109,185            --        --       109,185
Equity Income
   2011                                    --       490,028            --        --       490,028
   2010                                    --       359,452            --        --       359,452
Fundamental Equity
   2011                                    --       210,840            --        --       210,840
   2010                                    --        83,813            --        --        83,813
Geneva Mid Cap
   Growth
   2011                                    --            --       366,455        --       366,455
   2010                                    --            --            --        --            --
Geneva Small
   Cap Growth
   2011                                    --       228,722       268,310        --       497,032
   2010                                    --            --            --        --            --
International
   Opportunities
   2011                                    --     4,902,880            --        --     4,902,880
   2010                                    --     5,341,844            --        --     5,341,844
Large Cap Growth
   2011                                    --       962,853            --        --       962,853
   2010                                    --       713,819            --        --       713,819

184 HIGHMARK(R) FUNDS

                                                               LONG-TERM    RETURN
                                   TAX-EXEMPT    ORDINARY       CAPITAL       OF
                                     INCOME      INCOME (1)       GAIN      CAPITAL      TOTAL
                                   ----------   -----------   -----------   -------   -----------
Large Cap Value
   2011 ........................   $       --   $ 2,151,872   $        --   $    --   $ 2,151,872
   2010 ........................           --     2,156,204            --        --     2,156,204
Small Cap Advantage
   2011 ........................           --            --            --        --            --
   2010 ........................           --        97,082            --        --        97,082
Small Cap Value
   2011 ........................           --       810,971            --        --       810,971
   2010 ........................           --       849,055            --        --       849,055
Value Momentum
   2011 ........................           --     6,256,107        71,499        --     6,327,606
   2010 ........................           --     3,643,504            --        --     3,643,504
Capital Growth Allocation
   2011 ........................           --       207,318            --        --       207,318
   2010 ........................           --       236,914            --        --       236,914
Diversified Equity Allocation
   2011 ........................           --         6,266            --        --         6,266
   2010 ........................           --        11,705            --        --        11,705
Growth & Income Allocation
   2011 ........................           --       445,253            --        --       445,253
   2010 ........................           --       444,506            --        --       444,506
Income Plus Allocation
   2011 ........................           --       249,910        60,966        --       310,876
   2010 ........................           --       205,340            --        --       205,340

                                                               LONG-TERM    RETURN
                                   TAX-EXEMPT    ORDINARY       CAPITAL       OF
                                     INCOME      INCOME (1)       GAIN      CAPITAL      TOTAL
                                   ----------   -----------   -----------   -------   -----------
Bond
   2011 ........................   $       --   $13,824,027   $ 3,048,333   $    --   $16,872,360
   2010 ........................           --    14,907,264            --        --    14,907,264
California Intermediate Tax-Free
   Bond
   2011 ........................    5,722,725            --            --        --     5,722,725
   2010 ........................    5,333,413            21       274,537        --     5,607,971
National Intermediate Tax-Free
   Bond
   2011 ........................    2,986,280            --        14,144        --     3,000,424
   2010 ........................    2,903,362            --            --        --     2,903,362
Short Term Bond
   2011 ........................           --     2,936,807            --        --     2,936,807
   2010 ........................           --     2,503,369            --        --     2,503,369
Wisconsin Tax-Exempt
   2011 ........................    5,355,376         8,551       181,311        --     5,545,238
   2010 ........................    5,298,364        21,671         4,609        --     5,324,644

(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Amounts designated as "--" are $0.

As of July 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              UNDISTRIBUTED    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                                 ORDINARY        TAX-EXEMPT      LONG-TERM         LOSS
                                                  INCOME          INCOME        CAPITAL GAIN    CARRYFORWARD
                                              -------------   --------------   -------------   -------------
Balanced ..................................   $      12,964   $           --    $         --   $    (816,997)
Cognitive Value ...........................         358,505               --              --      (2,838,432)
Core Equity ...............................          10,804               --              --     (19,119,596)
Enhanced Growth ...........................              --               --              --     (14,638,786)
Equity Income .............................          18,552               --              --      (8,985,533)
Fundamental Equity ........................          48,166               --              --        (751,560)
Geveva Mid Cap Growth .....................              --               --      10,291,995              --
Geneva Small Cap Growth ...................              --               --         847,232              --
International Opportunities ...............       6,174,887               --              --     (44,679,388)
Large Cap Growth ..........................          87,672               --              --     (15,600,344)
Large Cap Value ...........................              --               --              --     (43,462,075)
NYSE Arca Tech 100 Index ..................              --               --              --    (113,784,132)
Small Cap Advantage .......................              --               --              --      (5,389,265)
Small Cap Value ...........................         187,479               --              --     (27,663,394)
Value Momentum ............................              --               --       9,567,890      (1,220,212)
Capital Growth Allocation .................          49,148               --              --      (9,512,056)
Diversified Equity Allocation .............           9,884               --          54,344              --
Growth & Income Allocation ................          54,908               --              --      (5,688,948)
Income Plus Allocation ....................          65,635               --         540,241              --
Bond ......................................       1,553,937               --       5,475,656              --
California Intermediate
   Tax-Free Bond ..........................              --          102,513              --          (4,425)
National Intermediate
   Tax-Free Bond ..........................              --           11,546              --              --
Short Term Bond ...........................          16,757               --              --        (233,426)
Wisconsin Tax-Exempt ......................              --           13,825              --              --

                                                                                                   TOTAL
                                                                                               DISTRIBUTABLE
                                                   POST-        UNREALIZED         OTHER          EARNINGS
                                                  OCTOBER      APPRECIATION      TEMPORARY      (ACCUMULATED
                                                  LOSSES      (DEPRECIATION)    DIFFERENCES        LOSSES)
                                              -------------   --------------   -------------   -------------
Balanced ..................................   $          --   $    3,799,602    $         --   $   2,995,569
Cognitive Value ...........................              --        4,357,674              --       1,877,747
Core Equity ...............................              --        2,872,393              --     (16,236,399)
Enhanced Growth ...........................              --       27,903,041              --      13,264,255
Equity Income .............................              --        2,151,102              --      (6,815,879)
Fundamental Equity ........................              --        2,328,622              --       1,625,228
Geveva Mid Cap Growth .....................              --      101,842,810              --     112,134,805
Geneva Small Cap Growth ...................              --        3,091,703              --       3,938,935
International Opportunities ...............        (229,810)      38,310,867              --        (423,444)
Large Cap Growth ..........................              --       17,624,198              --       2,111,526
Large Cap Value ...........................          (2,497)        (304,162)             --     (43,768,734)
NYSE Arca Tech 100 Index ..................              --       65,767,201              --     (48,016,931)
Small Cap Advantage .......................              --        4,909,247              --        (480,018)
Small Cap Value ...........................              --       (1,721,974)             --     (29,197,889)
Value Momentum ............................          (3,755)      48,836,279              --      57,180,202
Capital Growth Allocation .................         (16,487)         276,829              --      (9,202,566)
Diversified Equity Allocation .............              --          102,072              --         166,300
Growth & Income Allocation ................              --          614,975              --      (5,019,065)
Income Plus Allocation ....................              --          582,034              --       1,187,910
Bond ......................................              --       18,692,671              --      25,722,264
California Intermediate
   Tax-Free Bond ..........................        (111,322)       7,169,941              --       7,156,707
National Intermediate
   Tax-Free Bond ..........................              --        4,646,715              --       4,658,261
Short Term Bond ...........................              --        1,712,396              --       1,495,727
Wisconsin Tax-Exempt ......................        (438,670)       2,495,388              --       2,070,543

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through July 31, 2011, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

                                                           HIGHMARK(R) FUNDS 185

JULY 31, 2011

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                2012     2013      2014        2015         2016         2017        2018       2019       TOTAL
                              ------- -------- ----------- -----------  -----------  -----------  ---------- ---------- ------------
Balanced .................... $    -- $     -- $        -- $        --  $        --  $        -- $   816,997 $       -- $    816,997
Cognitive Value .............      --       --          --          --           --           --   2,838,432         --    2,838,432
Core Equity .................      --       --          --          --           --    6,886,471  12,233,125         --   19,119,596
Enhanced Growth .............  60,191  761,621          --          --           --    2,060,779  11,756,195         --   14,638,786
Equity Income ...............      --       --          --          --    4,909,034    3,822,036     254,463         --    8,985,533
Fundamental Equity ..........      --       --          --          --           --           --     751,560         --      751,560
International
   Opportunities ............      --       --          --          --           --   10,968,850  33,710,538         --   44,679,388
Large Cap Growth ............      --       --          --          --      943,708*  10,266,788   4,389,848         --   15,600,344
Large Cap Value .............      --       --          --   1,573,100*     393,275*  21,011,655  20,484,045         --   43,462,075
NYSE Arca Tech 100 Index ....      --       --  44,147,742  38,357,084   14,282,341   16,996,965          --         --  113,784,132
Small Cap Advantage .........      --       --          --          --           --      191,551   5,197,714         --    5,389,265
Small Cap Value .............      --       --          --          --           --           --  27,663,394         --   27,663,394
Value Momentum ..............      --       --          --     159,199*   1,061,013*          --          --         --    1,220,212
Capital Growth Allocation ...      --       --          --          --           --    2,232,328   4,958,426  2,321,302    9,512,056
Growth & Income Allocation ..      --       --          --          --           --      936,922   4,096,549    655,477    5,688,948
California Intermediate
   Tax-Free Bond ............      --       --          --          --           --           --          --      4,425        4,425
Short Term Bond .............      --       --          --          --           --           --     233,426         --      233,426

* Capital loss carryforward amount was inherited from a merging Fund and may be subject to IRS limitations in a given year.

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

During the year ended July 31, 2011, capital loss carryforwards that were utilized and/or expired are as follows:

Balanced ........................  $ 1,564,968
Cognitive Value .................   20,075,125
Core Equity .....................    4,868,905
Enhanced Growth .................    2,490,659
Equity Income ...................      524,898
Fundamental Equity ..............      845,533
Geneva Mid Cap Growth ...........    2,277,681
International Opportunities .....   27,504,572
Large Cap Growth ................   39,025,017
Large Cap Value .................    1,921,863
NYSE Arca Tech 100 Index ........    9,992,076
Small Cap Advantage .............    4,958,805
Small Cap Value .................    3,316,352
Value Momentum ..................   15,858,944
Diversified Equity Allocation ...      501,728
Income Plus Allocation ..........       84,165
Short Term Bond .................       32,767

At July 31, 2011, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                  NET
                                                  FEDERAL                                     APPRECIATION
                                                 TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                               ------------   ------------   ------------    --------------
Balanced ...................................   $ 21,728,082   $  4,396,991   $   (597,389)   $    3,799,602
Cognitive Value ............................     89,005,903      8,576,819     (4,219,145)        4,357,674
Core Equity ................................     54,178,885      5,929,719     (3,057,325)        2,872,394
Enhanced Growth ............................     62,217,305     31,753,368     (3,850,327)       27,903,041
Equity Income ..............................     16,534,216      2,654,647       (503,545)        2,151,102
Fundamental Equity .........................     15,587,734      2,713,910       (385,288)        2,328,622
Geneva Mid Cap Growth ......................    348,585,647    105,923,649     (4,080,839)      101,842,810
Geneva Small Cap Growth ....................     20,462,527      3,750,886       (659,183)        3,091,703
International Opportunities ................    219,390,106     46,835,163     (8,537,046)       38,298,117
Large Cap Growth ...........................     60,223,251     18,788,740     (1,164,542)       17,624,198
Large Cap Value ............................     96,351,934      9,048,637     (9,354,988)         (306,351)
NYSE Arca Tech 100 Index ...................    139,677,492     85,574,892    (19,807,691)       65,767,201
Small Cap Advantage ........................     22,742,592      5,970,672     (1,061,425)        4,909,247
Small Cap Value ............................     50,949,967      7,901,361     (9,623,335)       (1,721,974)
Value Momentum .............................    263,702,762     58,871,846    (10,039,085)       48,832,761

186 HIGHMARK(R) FUNDS

                                                                                                  NET
                                                  FEDERAL                                     APPRECIATION
                                                 TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                               ------------   ------------   ------------    --------------
Capital Growth Allocation ..................   $ 43,959,149   $  4,541,201   $ (4,264,372    $      276,829
Diversified Equity Allocation ..............     15,416,406        970,547       (868,475)          102,072
Growth & Income Allocation .................     51,146,269      5,787,349     (5,172,374)          614,975
Income Plus Allocation .....................     16,864,533      1,032,346       (450,312)          582,034
Bond .......................................    353,754,269     22,981,896     (4,289,225)       18,692,671
California Intermediate Tax-Free Bond ......    216,462,281      7,558,168       (388,227)        7,169,941
National Intermediate Tax-Free Bond ........    101,829,743      4,757,202       (110,487)        4,646,715
Short Term Bond ............................    129,055,040      2,230,075       (517,679)        1,712,396
Wisconsin Tax-Exempt .......................    141,974,644      3,402,882       (907,494)        2,495,388

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the period ended July 31, 2011, these fees totaled $320,045. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2011 and the income generated from the program during the period ended July 31, 2011, with respect to such loans are as follows:

                                  MARKET VALUE       MARKET      INCOME RECEIVED
                                  OF SECURITIES     VALUE OF     FROM SECURITIES
                                      LOANED       COLLATERAL       LENDING
                                  -------------   ------------   ---------------
International Opportunities ...   $   5,415,122   $  5,679,199   $       274,058
Small Cap Value ...............          47,884         98,150            23,293

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

                                                           HIGHMARK(R) FUNDS 187

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2011

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events that would require disclosure in or adjustment to the financial statements with the exception of the following:

On September 1, 2011, the Trust's Board of Trustees approved the reorganization of eight Funds and the name change of four Funds within the Trust as listed in the table below. It is anticipated that each reorganization will be completed on or around October 31, 2011.

                                              ACQUIRING FUND
    ACQUIRED FUND        ACQUIRING FUND        NAME CHANGE
--------------------   ------------------   ------------------
HighMark               HighMark Core        HighMark Large Cap
Fundamental            Equity Fund          Core Equity Fund
Equity Fund

HighMark Small         HighMark Small Cap   HighMark Small Cap
Cap Value Fund         Advantage Fund       Core Fund

HighMark Diversified   HighMark Capital     HighMark Tactical
Equity Allocation      Growth Allocation    Capital Growth
Fund                   Fund                 Allocation Fund

HighMark Income        HighMark Growth &    HighMark Tactical
Plus Allocation Fund   Income Allocation    Growth & Income
                       Fund                 Allocation Fund

188 HIGHMARK(R) FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the HighMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund (collectively, the "Funds"), twenty-four of the thirty-one Portfolios constituting the HighMark Funds (the "Trust") as of July 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund as of July 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 9, on September 1, 2011, the Trust's Board of Trustees approved the reorganization of eight of the portfolios of the Trust, which is expected to be completed on or around October 31, 2011.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 23, 2011

                                                           HIGHMARK(R) FUNDS 189

ADDITIONAL INFORMATION (UNAUDITED)
JULY 31, 2011

1. SHAREHOLDER PROXY VOTE

At a special meeting of shareholders held on May 31, 2011 shares were voted as follows on the proposals presented to the shareholders:

Proposal 1. To consider approving new sub-advisory agreements for HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund between the Adviser and Bailard.

                                                          NO. OF
                                                          SHARES
                                                      --------------
Cognitive Value
For ...............................................    6,947,555.081
Against ...........................................          348.221
Abstain ...........................................          494.614
                                                      --------------
Total .............................................    6,948,397.916

                                                          NO. OF
                                                          SHARES
                                                      --------------
Enhanced Growth

For ...............................................    6,907,803.663
Against ...........................................               --
Abstain ...........................................        3,268.075
                                                      --------------
Total .............................................    6,911,071.738

                                                          NO. OF
                                                          SHARES
                                                      --------------
International Opportunities

For ...............................................   27,797,832.482
Against ...........................................        8,902.971
Abstain ...........................................       31,214.948
                                                      --------------
Total .............................................   27,837,950.401

190 HIGHMARK(R) FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2011 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2011, each Fund is designating the following items with regard to distributions paid during the year.

                                                                              QUALIFIED
                                                                              DIVIDENDS
                                                                                 AND    QUALIFYING
                                                                              CORPORATE  DIVIDEND
                               15% RATE      ORDINARY                         DIVIDENDS   INCOME                          QUALIFIED
                              LONG-TERM       INCOME      TAX EXEMPT           RECEIVED  (15% TAX     U.S.      QUALIFIED SHORT-TERM
                             CAPITAL GAIN DISTRIBUTIONS     INCOME            DEDUCTION  RATE FOR  GOVERNMENT    INTEREST  CAPITAL
FUND                         DISTRIBUTION  (TAX BASIS)  DISTRIBUTIONS  TOTAL     (1)     QDI) (2)  INTEREST (3)   INCOME    GAIN
------------------------------------------------------------------------------------------------------------------------------------
Balanced ...................    0.00%       100.00%        0.00%      100.00%   79.94%     87.02%     2.43%       53.00%    0.00%
Cognitive Value ............    0.00%       100.00%        0.00%      100.00%   92.02%    100.00%     0.00%        0.07%    0.00%
Core Equity ................    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.13%    0.00%
Enhanced Growth ............    0.00%         0.00%        0.00%        0.00%    0.00%    100.00%     0.00%        0.00%    0.00%
Equity Income ..............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%    0.00%
Fundamental Equity .........    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.19%    0.00%
Geneva Mid Cap Growth ......  100.00%         0.00%        0.00%      100.00%    0.00%    100.00%     0.00%        0.00%    0.00%
Geneva Small Cap
   Growth (4) ..............   53.98%        46.02%        0.00%      100.00%   23.49%     55.97%     0.00%        0.00%    0.00%
International
   Opportunities (5) .......    0.00%       100.00%        0.00%      100.00%    0.00%    100.00%     0.00%        0.00%    0.00%
Large Cap Growth ...........    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%    0.00%
Large Cap Value ............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.06%    0.00%
NYSE Arca Tech 100 Index ..     0.00%         0.00%        0.00%        0.00%    0.00%    100.00%     0.00%        0.00%    0.00%
Small Cap Advantage ........    0.00%         0.00%        0.00%        0.00%    0.00%    100.00%     0.00%        0.00%    0.00%
Small Cap Value ............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.05%    0.00%
Value Momentum (4) .........    1.13%        98.87%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%    0.00%
Capital Growth Allocation ..    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.09%    0.00%
Diversified Equity
   Allocation(4 ) ..........    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%    0.00%
Growth & Income
   Allocation ..............    0.00%       100.00%        0.00%      100.00%   67.93%     92.62%     0.00%        0.18%    0.00%
Income Plus Allocation .....   19.61%        80.39%        0.00%      100.00%   25.46%     30.05%     0.00%        0.00%    0.00%
Bond (4) ...................   18.07%        81.93%        0.00%      100.00%    0.00%      0.00%     4.90%       91.69%    8.24%
California Intermediate
   Tax-Free Bond (6) .......    0.00%         0.00%      100.00%      100.00%    0.00%      0.00%     0.00%        0.00%    0.00%
National Intermediate
   Tax-Free Bond (4) .......    0.47%         0.00%       99.53%      100.00%    0.00%      0.00%     0.00%        0.00%    0.00%
Short Term Bond ............    0.00%       100.00%        0.00%      100.00%    0.00%      0.00%     1.60%       96.61%    0.00%
Wisconsin Tax-Exempt (4) ...    3.27%         0.15%       96.58%      100.00%    0.00%      0.00%     0.00%        0.00%    0.00%

--------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "INVESTMENT COMPANY TAXABLE INCOME." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOR THE FISCAL YEAR ENDED 2011, THE GENEVA MID CAP GROWTH FUND, THE GENEVA SMALL CAP GROWTH FUND, THE VALUE MOMENTUM FUND, THE DIVERSIFIED EQUITY ALLOCATION FUND, THE INCOME PLUS ALLOCATION FUND, THE BOND FUND, THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND AND THE WISCONSIN TAX-EXEMPT FUND HAD LONG-TERM CAPITAL GAIN DISTRIBUTION DESIG-NATIONS OF $10,658,450, $936,029, $9,639,389, $54,344, $601,207, $6,503,563, $14,144 AND $181,311,
      RESPECTIVELY.

(5) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2011, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $8,116,497. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $910,971. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(6) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2011.

                                                           HIGHMARK(R) FUNDS 191

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884.

The following trustees and officers list is current as of September 20 , 2011.

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                               OFFICE                                                IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                             POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX            TRUSTEE
      NAME,                   HELD WITH         TIME                   DURING PAST                     OVERSEEN         DURING PAST
ADDRESS(1) AND AGE            THE TRUST       SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES        Trustee,         Since 3/04   From April 1, 1992 to present,                  29                None
David E. Benkert            Chairman                      Director, Navigant Consulting, Inc.
54                                                        (financial consulting).

Thomas L. Braje             Trustee          Since 6/87   Prior to retirement in October 1996,            29                None
68                                                        Vice President and Chief Financial
                                                          Officer of Bio-Rad Laboratories, Inc.

Evelyn S. Dilsaver          Trustee, Audit   Since 1/08   Since January 2010, Member, Board of            29            Aeropostale,
56                          Committee                     Directors of Tempur-Pedic                                     Inc. (ARO);
                            Chairman                      International Inc. (mattress                                   Longs Drug
                                                          manufacturer). Since November 2009,                           Corporation
                                                          Member, Board of Directors of Blue                             (LDG)(5);
                                                          Shield of California (health                                    Russell
                                                          insurance). Formerly Executive Vice                             Exchange
                                                          President for The Charles Schwab                              Traded Funds
                                                          Corporation, and President and Chief                             Trust;
                                                          Executive Officer of Charles Schwab                            Tamalpais
                                                          Investment Management, Inc. Prior to                            Bancorp
                                                          July 2004, Senior Vice President,                               (TAMB);
                                                          Asset Management Products and                                 Tempur-Pedic
                                                          Services, Charles Schwab Investment                          International
                                                          Management, Inc. Prior to July 2003,                           Inc. (TPX)
                                                          Executive Vice President - Chief
                                                          Financial Officer and Chief
                                                          Administrative Officer for U.S. Trust
                                                          Company, then a subsidiary of The
                                                          Charles Schwab Corporation.

David A. Goldfarb           Trustee          Since 6/87   Since January 2010, owner of David A.           29                None
69                                                        Goldfarb, CPA. From 1987 to 2009,
                                                          Partner, Goldfarb & Simens Certified
                                                          Public Accountants.

Michael L. Noel             Trustee,         Since 12/98  President, Noel Consulting Company              29            Avista Corp.
70                          Vice Chairman,                since 1998. Member, Saber Partners                               (AVA)
                            Governance                    (financial advisory firm) since 2002.
                            Committee                     Member, Board of Directors, Avista
                            Chairman                      Corp. (utility company), since
                                                          January 2004. Member, Board of
                                                          Directors, SCAN Health Plan, since
                                                          1997.

Mindy M. Posoff             Trustee          Since 10/10  Managing Director, Traversent Capital           29                None
55                                                        Partners (financial consulting) since
                                                          January 2010. From January 2003 to
                                                          December 2009, Managing Director,
                                                          NewMarket Capital Partners, LLC
                                                          (asset management).

192 HIGHMARK(R) FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                               OFFICE                                                IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                             POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX            TRUSTEE
      NAME,                   HELD WITH         TIME                   DURING PAST                     OVERSEEN         DURING PAST
ADDRESS(1) AND AGE            THE TRUST       SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS
-------------------------------
Earl A. Malm II(6)          Trustee,         Since 12/05  President, Chief Executive Officer              29                None
350 California Street       President        (President)  and Director of the Adviser since
San Francisco, CA 94104                      Since 1/08   October 2002. Chairman of the Board
62                                           (Trustee)    of the Adviser since February 2005.

Colleen Cummings            Assistant        Since 6/10   Vice President and Senior Director,             N/A               N/A
4400 Computer Drive         Treasurer                     Client Services Administration, BNY
Westborough, MA 01581                                     Mellon Investment Servicing (US) Inc.
40

Pamela O'Donnell            Vice President,  Since 12/05  Vice President and Director of Mutual           N/A               N/A
350 California Street       Treasurer and    (Treasurer)  Fund Administration of the Adviser
San Francisco, CA 94104     Chief Financial  Since 3/09   since 2005.
47                          Officer          (Vice
                                             President)
                                             Since 6/10
                                             (Chief
                                             Financial
                                             Officer)

Kevin Rowell                Vice President,  Since 9/10   Senior Vice President and Managing              N/A               N/A
350 California Street       and Assistant                 Director of the Adviser since June
San Francisco, CA 94104     Secretary                     2010. From 2008 to 2010, President,
Age: 51                                                   Hennessy Funds. From 2006 to 2007,
                                                          Executive Vice President, head of
                                                          U.S. Distribution, Pioneer
                                                          Investments.

Catherine M. Vacca          Chief            Since 9/04   Senior Vice President and Chief                 N/A               N/A
350 California Street       Compliance                    Compliance Officer of the Adviser
San Francisco, CA 94104     Officer                       since July 2004.
54

Helen Robichaud             Secretary        Since 3/10   Managing Director and Senior Counsel,           N/A               N/A
201 Washington Street,                                    BNY Mellon Investment Servicing (US)
34th Floor                                                Inc. since January 2010. Director of
Boston, MA 02108                                          Fund Regulatory Services of J.P.
Age: 59                                                   Morgan from June 2008 to December
                                                          2009. Associate General Counsel of
                                                          J.P. Morgan from August 1995 to June
                                                          2008.

Julie M. Powers             Assistant        Since 12/10  Vice President and Senior Manager of            N/A               N/A
201 Washington Street,      Secretary                     BNY Mellon Investment Servicing (US)
34th Floor                                                Inc. since August 2005.
Boston, MA 02108
Age: 42

--------------------
1 Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.

2 Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his successor shall have been elected and qualified in accordance with the Trust's Declaration of Trust.

3 The "HighMark Funds Complex" consists of all registered investment companies for which the Adviser serves as investment adviser.

4 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

6 Earle Malm is an Interested Trustee by virtue of his position with the Adviser.

                                                          HIGHMARK(R) FUNDS 193

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the 1940 Act) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (except any agreement that is still within the first year of its initial term) to determine whether to approve the continuation of the agreements with respect to the Funds and the other series of HighMark for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. With respect to the Funds, these materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

      o other information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other matters such as:

      o the Adviser's and the sub-advisers' financial results and financial condition,

      o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

      o     the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser or any sub- adviser and the use of "soft" commission dollars to pay for research services for the Adviser and the sub-advisers,

      o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, HighMark has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds that has a sub-adviser other than HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the Investment Advisory Agreement, collectively with the sub-advisory agreements relating to each of the Funds other than HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund, the "Agreements") at meetings held on June 29-30, 2011.

In considering whether to approve the continuation of the Agreements with respect to the Funds at the meetings held on June 29-30, 2011, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connec- tion with their approval of the Agreements as they relate to the Funds included the following:

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Geneva Capital Management, Ltd., LSV Asset Management and Ziegler Lotsoff Capital Management, LLC (collectively, the "Managers") and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each

194 HIGHMARK(R) FUNDS

Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements with respect to the Funds.

Investment performance of the Funds and the Managers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, including discussions with the Adviser, at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Agreements with respect to such Fund. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also noted that some of the Funds have sub-advisers or portfolio managers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds is not entirely attributable to the current sub-adviser's or portfolio managers' efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the period for which the current sub-adviser or portfolio managers have managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements with respect to the Funds, that the performance of the Funds and the Managers supported the renewal of the Agreements with respect to the Funds.

The costs of the services to be provided and profits to be realized by the Managers and their affiliates from their respective relationships with the Funds. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds are fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements with respect to the Funds.

Economies of scale. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements with respect to the Funds.

                                                           HIGHMARK(R) FUNDS 195

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds through July 31, 2012.

In addition to the foregoing renewals, during the period covered by this annual report, the Board of Trustees, including the Independent Trustees, also approved, at an in-person meeting of the Board of Trustees held on March 16-17, 2011, three new sub-advisory agreements between the Adviser and Bailard, Inc. ("Bailard") relating to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the "Bailard Sub-Advised Funds"), (each a "New Sub-Advisory Agreement," and collectively, the "New Sub-Advisory Agreements").

Prior to June 1, 2011, Thomas Bailard, together with his affiliates, owned approximately 41% of the outstanding voting securities of Bailard's parent company. As part of a recapitalization of the parent company of Bailard, Mr. Bailard, together with his affiliates and one other founder, sold a portion of their shares in the parent company to the parent company on or about June 1, 2011 (the "Transaction"), which resulted in Mr. Bailard, together with his affiliates, reducing their collective ownership of Bailard's parent company to approximately 10% of such company's outstanding voting securities. The Transaction is the type of event considered to be a "change of control" of Bailard under the 1940 Act. Under the 1940 Act, investment advisory (and sub-advisory) agreements for investment companies are required to terminate automatically upon their assignment, and a "change of control" of an investment adviser (or a sub-adviser) is deemed to cause an assignment of the investment advisory (or sub-advisory) agreements to which the investment adviser (or sub-adviser) is a party. Consequently, on June 1, 2011, the then existing sub-advisory agreements between the Adviser and Bailard relating to the Bailard Sub-Advised Funds automatically terminated in accordance with their terms as well as the terms of the 1940 Act (each a "Prior Sub-Advisory Agreement," and collectively, the "Prior Sub-Advisory Agreements"). In anticipation of the termination of the Prior Sub-Advisory Agreements, at an in person meeting of the Board of Trustees held on March 16-17, 2011, as mentioned above, the Board of Trustees, including the Independent Trustees, approved the New Sub-Advisory Agreements (the New Sub-Advisory Agreements were approved by shareholders of the Bailard Sub-Advised Funds on May 31, 2011).

At the meeting of the Board of Trustees held on March 16-17, 2011, the Trustees conferred with representatives of Bailard and the Adviser to consider the Transaction and its effect on the Bailard Sub-Advised Funds. Independent legal counsel assisted the Board of Trustees, and provided advice on, among other things, the Board of Trustees' fiduciary obligations in considering the proposed New Sub-Advisory Agreements.

In evaluating the proposed New Sub-Advisory Agreements, the Board of Trustees reviewed materials furnished by the Adviser and Bailard. Representatives of Bailard were present at the meeting and described in detail the Transaction and its effect on Bailard's provision of sub-advisory services to the Bailard Sub-Advised Funds. After considering the information presented to it at the meeting, the Board of Trustees, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreements. In considering whether to approve the New Sub-Advisory Agreements, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the New Sub-Advisory Agreements included the following:

THE DIFFERENCES BETWEEN THE PRIOR SUB-ADVISORY AGREEMENTS AND THE NEW SUB-ADVISORY AGREEMENTS. In considering whether to approve the New Sub-Advisory Agreements, the Trustees took into account that they had initially approved the Prior Sub-Advisory Agreements with Bailard on January 12, 2006, and the initial shareholder of the Bailard Sub-Advised Funds approved the Prior Sub-Advisory Agreements on March 20, 2006. The Trustees also noted that there are no material changes between the terms and conditions of the Prior Sub-Advisory Agreements and the New Sub-Advisory Agreements, except that the New Sub-Advisory Agreements have different effective dates.

196 HIGHMARK(R) FUNDS

THE IMPACT OF THE TRANSACTION ON BAILARD'S PROVISION OF SUB-ADVISORY SERVICES TO THE BAILARD SUB-ADVISED FUNDS. In determining whether to approve the New Sub-Advisory Agreements, the Trustees, including a majority of the Independent Trustees, determined that the scope and quality of services proposed to be provided under the New Sub-Advisory Agreements were at least equivalent to those provided under the Prior Sub-Advisory Agreements. In addition, the Trustees were advised by Bailard that Bailard anticipated that there would be no changes in the personnel who provide the portfolio management services to the Bailard Sub-Advised Funds. The Trustees reviewed information regarding the Transaction and information regarding Bailard, including financial statements of Bailard pre and post Transaction and Bailard's business plan. The Trustees noted that, in connection with the Transaction, Mr. Bailard intended to retire from Bailard, including from his roles as Executive Chairman of Bailard and as a director of Bailard's parent company, and that Mr. Bailard agreed to provide consulting services to Bailard's parent company for a period of three years following his retirement. Bailard informed the Board of Trustees that Bailard does not expect any other changes to Bailard's management structure in connection with the proposed Transaction. The Trustees further noted that Bailard agreed to bear substantially all expenses incurred by the Bailard Sub-Advised Funds in connection with the proposed Transaction.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE BAILARD SUB-ADVISED FUNDS UNDER THE NEW SUB-ADVISORY AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Bailard to the Bailard Sub-Advised Funds and the resources dedicated to the Bailard Sub-Advised Funds by Bailard. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the nature, extent and quality of services provided by Bailard supported approval of the New Sub-Advisory Agreements.

INVESTMENT PERFORMANCE OF THE BAILARD SUB-ADVISED FUNDS AND BAILARD. The Trustees received and considered information about the performance of the Bailard Sub-Advised Funds relative to their peers over various time periods. The Trustees also considered Bailard's reputation generally. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the performance of Bailard in managing the Bailard Sub-Advised Funds when compared to products with similar investment objectives and strategies as the Bailard Sub-Advised Funds supported approval of the New Sub-Advisory Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY BAILARD FROM ITS RELATIONSHIP WITH THE BAILARD SUB-ADVISED FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged by Bailard relating to its services to the Bailard Sub-Advised Funds. The Trustees observed that the fee rates under the New Sub-Advisory Agreements are identical to the fee rates under the Prior Sub-Advisory Agreements. In considering the fees charged to other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively, and the differences between the responsibilities of a sub-adviser, as compared to an adviser, of a mutual fund. In evaluating the Bailard Sub-Advised Funds' sub-advisory fees, the Trustees also took into account the demands of Bailard's approach to the investment management of the Bailard Sub-Advised Funds. The Trustees also considered any other compensation received by Bailard from the Bailard Sub-Advised Funds, any other series of HighMark or the Adviser. The Trustees also reviewed information relating to the profitability of Bailard's relationship with the Bailard Sub-Advised Funds. Bailard informed the Trustees that no Bailard affiliate would receive compensation from the Bailard Sub-Advised Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the sub-advisory fees charged by Bailard relating to its services provided to the Bailard Sub-Advised Funds are fair and reasonable, and that the costs of these services generally and the related profitability of Bailard in respect of its relationship with the Bailard Sub-Advised Funds supported approval of the New Sub-Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the possible existence of economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by Bailard and whether those economies of scale are shared with the Bailard Sub-Advised Funds. The Trustees noted that all of the share classes of the Bailard Sub-Advised Funds benefit from expense caps and that Bailard had implemented breakpoints in its fee schedules. In considering these issues, the Trustees also took note of the profitability to Bailard of its relationship with the Bailard Sub-Advised Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the extent to which any economies of scale are shared with the Bailard Sub-Advised Funds supported the approval of the New Sub-Advisory Agreements with respect to the Bailard Sub-Advised Funds.

                                                           HIGHMARK(R) FUNDS 197

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

The Trustees also considered other factors, which included but were not limited to the following:

      o     the compliance programs of Bailard;

      o so-called "fallout benefits" to Bailard such as the benefits of investment research provided to Bailard by reason of brokerage commissions ("soft dollar" benefits) generated by the Bailard Sub-Advised Funds' securities transactions.

Based on their evaluation of all factors that they deemed to be material and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreements.

198 HIGHMARK(R) FUNDS

FUND INFORMATION (UNAUDITED)
JULY 31, 2011

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are
(i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
(iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
BALANCED                                      431114792       HMBAX        491
COGNITIVE VALUE                               431112390       HCLFX       2209
CORE EQUITY                                   431112788       HMCFX       1627
ENHANCED GROWTH                               431112358       HEGFX       2210
EQUITY INCOME                                 431113109       NJPFX       2643
FUNDAMENTAL EQUITY                            431112267       HMFFX       2217
GENEVA MID CAP GROWTH                         431113505       PNMFX       2647
GENEVA SMALL CAP GROWTH                       431113885       HGFSX       2650
INTERNATIONAL OPPORTUNITIES                   431112341       HIOFX       2211
LARGE CAP GROWTH                              431114818       HMGRX        492
LARGE CAP VALUE                               431114206       HMIEX        490
NYSE ARCA TECH 100 INDEX                      431113844       PTSFX       2654
SMALL CAP ADVANTAGE                           431112465       HSAFX       2214
SMALL CAP VALUE                               431112101       HMSCX        148
VALUE MOMENTUM                                431114677       HMVMX        871
CAPITAL GROWTH ALLOCATION                     431112283       HGAFX       2198
DIVERSIFIED EQUITY ALLOCATION                 431112317       HEAFX       2195
GROWTH & INCOME ALLOCATION                    431112325       HGIFX       2197
INCOME PLUS ALLOCATION                        431112333       HPAFX       2196
BOND                                          431114305       HMBDX        489
CALIFORNIA INTERMEDIATE TAX-FREE BOND         431114644       HMITX        847
NATIONAL INTERMEDIATE TAX-FREE BOND           431112655       HMNTX       1600
SHORT TERM BOND                               431112549       HMSFX       1506
WISCONSIN TAX-EXEMPT                          431113794       WTEFX       2658

                                                           HIGHMARK(R) FUNDS 199

JULY 31, 2011

                            RETAIL SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
BALANCED
   CLASS A SHARES                             431114776       HMBRX        480
   CLASS B SHARES                             431114545       HMBBX        452
   CLASS C SHARES                             431112887       HMBCX       1760

COGNITIVE VALUE
   CLASS A SHARES                             431112432       HCLAX       2203
   CLASS C SHARES                             431112424       HCLCX       2206

CORE EQUITY
   CLASS A SHARES                             431112770       HCEAX       1626
   CLASS B SHARES                             431112762       HCEBX       1628
   CLASS C SHARES                             431112754       HCECX       1632

EQUITY INCOME
   CLASS A SHARES                             431113208       NJPAX       2640
   CLASS B SHARES                             431113307       NJPBX       2641
   CLASS C SHARES                             431113406       NJPCX       2642

ENHANCED GROWTH
   CLASS A SHARES                             431112382       HEHAX       2204
   CLASS C SHARES                             431112374       HEGCX       2207

FUNDAMENTAL EQUITY
   CLASS A SHARES                             431112259       HMFAX       2215
   CLASS C SHARES                             431112242       HMFCX       2216

GENEVA MID CAP GROWTH
   CLASS A SHARES                             431113604       PNMAX       2644
   CLASS B SHARES                             431113703       PNMBX       2645
   CLASS C SHARES                             431113802       MGPCX       2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                             431113877       HGASX       2648
   CLASS C SHARES                             431113851       HGCSX       2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                             431112481       HIOAX       2205
   CLASS C SHARES                             431112473       HITCX       2208

LARGE CAP GROWTH
   CLASS A SHARES                             431114768       HMRGX        481
   CLASS B SHARES                             431114511       HMGBX        455
   CLASS C SHARES                             431112879       HGRCX       1755

LARGE CAP VALUE
   CLASS A SHARES                             431114784       HMERX        479
   CLASS B SHARES                             431114537       HIEBX        457
   CLASS C SHARES                             431112861       HIECX       1754

200 HIGHMARK(R) FUNDS

FUND                                            CUSIP        TICKER      FUND #
NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                             431113836       PPTIX       2651
   CLASS B SHARES                             431113828       PSEBX       2652
   CLASS C SHARES                             431113810       PTICX       2653

SMALL CAP ADVANTAGE
   CLASS A SHARES                             431112457       HSAAX       2212
   CLASS C SHARES                             431112440       HSCAX       2213

SMALL CAP VALUE
   CLASS A SHARES                             431112200       HASVX         41
   CLASS B SHARES                             431112309       HBSVX        123
   CLASS C SHARES                             431112820       HSVCX       1756

VALUE MOMENTUM
   CLASS A SHARES                             431114628       HMVLX        870
   CLASS B SHARES                             431114529       HVMBX        456
   CLASS C SHARES                             431112812       HVMCX       1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                             431112564       HMAAX       1494
   CLASS C SHARES                             431112556       HMACX       1497

DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                             431112275       HEAAX       2193
   CLASS C SHARES                             431112291       HEACX       2194

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                             431112580       HMRAX       1493
   CLASS C SHARES                             431112572       HMRCX       1496

INCOME PLUS ALLOCATION
   CLASS A SHARES                             431112614       HMPAX       1495
   CLASS C SHARES                             431112598       HMPCX       1498

BOND
   CLASS A SHARES                             431114743       HMRBX        478
   CLASS B SHARES                             431112747       HBDBX       1090
   CLASS C SHARES                             431112648       HBDCX       1492

CALIFORNIA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                             431114578       HMCIX        846
   CLASS B SHARES                             431112796       HCABX       1761
   CLASS C SHARES                             431112630       HCTCX       1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                             431112663       HMNFX       1598
   CLASS C SHARES                             431112622       HNTCX       1490

SHORT TERM BOND
   CLASS A SHARES                             431112523       HMSAX       1505
   CLASS C SHARES                             431112515       HMTCX       1470

                                                           HIGHMARK(R) FUNDS 201

FUND INFORMATION (UNAUDITED) (CONCLUDED)
JULY 31, 2011

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                            CUSIP        TICKER      FUND #
WISCONSIN TAX-EXEMPT
   CLASS A SHARES                             431113786       PWTEX       2655
   CLASS B SHARES                             431113778       WTEBX       2656
   CLASS C SHARES                             431113760       WTECX       2657

                           CLASS M SHARES INFORMATION

COGNITIVE VALUE                               431112416       HCLMX       2200

ENHANCED GROWTH                               431112366       HEGMX       2201

INTERNATIONAL OPPORTUNITIES                   431112499       HIOMX       2202

202 HIGHMARK(R) FUNDS

NOTES

                                                           HIGHMARK(R) FUNDS 203

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Small Cap Value Fund:
LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606

Geneva Mid Cap Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
100 East Wisconsin Avenue, Suite 2550
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund
and Wisconsin Tax-Exempt Fund:
Ziegler Lotsoff Capital Management, LLC
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Earle A. Malm, II
Michael L. Noel
Mindy M. Posoff

204 HIGHMARK(R) FUNDS

--------------------------------------------------------------------------------

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

                    [HIGHMARK FUNDS LOGO](R)

      -----------------------------

         Mutual Funds:
         o are not FDIC insured
         o have no bank guarantee
         o may lose value

      -----------------------------

[HIGHMARK FUNDS LOGO](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMKAR0040200
84806-B (07/11)

--------------------------------------------------------------------------------
                                                                JULY 31, 2011
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      MONEY MARKET

      ANNUAL
      --------------------------------------------------------
                                                        report

      [HIGHMARK FUNDS LOGO](R)

                               TABLE OF CONTENTS

management's discussion of fund performance
   california tax-free money market fund ..................................   2
   taxable money market funds .............................................   3

disclosure of fund expenses. ..............................................   4
schedules of investments ..................................................   6
statements of assets and liabilities ......................................  19 statements of operations ..................................................  21
statements of changes in net assets. ......................................  22 financial highlights. .....................................................  28
notes to financial statements .............................................  31 report of independent registered public accounting firm ...................  36 notice to shareholders ....................................................  37
trustees and officers. ....................................................  38
board approval of the existing advisory agreements ........................  40 fund information ..........................................................  42
service providers & board of trustees .....................................  44

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as distributor for HighMark Funds and is not affiliated with the adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                                  FUND SECTORS

                               CALIFORNIA TAX-FREE
                                MONEY MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            70.7%

SPECIAL TAX                                                              12.8

GENERAL OBLIGATIONS                                                       7.5

TAX EXEMPT COMMERCIAL PAPER                                               3.9

CERTIFICATES OF PARTICIPATION                                             3.3

TAX AND REVENUE ANTICIPATION NOTES                                        1.8

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.01% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 34.90%, the seven-day effective yield is equivalent to a 0.02% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve maintained historically low short-term interest rates of between 0% and 0.25% as a way to foster the economic recovery. Modest increases in household and business spending were constrained by high unemployment, low income growth and tight credit. Municipal note yields decreased from 0.54% to 0.30%, reflecting the demand for the new issuance of annual cash flow notes from municipal issuers.

As of July 31, 2011, California's long-term ratings from the three major rating agencies were A1/A-/A-. The state's budget deficit was $15.4 billion. The state budget was passed prior to its June 30, 2011 deadline and included more mandatory spending cuts to social and education programs if revenues were less than projected.

The Fund maintained a shorter weighted average maturity than its peer group, and utilized variable rate notes to provide a higher level of liquidity. The Fund's weighted average maturity was 12 days.

 * AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. SOME OR ALL OF THE INCOME YOU RECEIVE FROM HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES, AND IN SOME CASES, TO THE FEDERAL ALTERNATIVE MINIMUM TAX. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE QUOTED YIELDS REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE YIELDS QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT HIGHMARKFUNDS.COM.

** The seven-day effective yields, which are equal to the seven-day current yields at July 31, 2011, are as follows:

                                                 CLASS A    CLASS S    FIDUCIARY
                                                  SHARES     SHARES     SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
   Subsidized+                                    0.01%      0.01%       0.01%
   Non-Subsidized                                -0.49%     -0.54%      -0.24%

 + The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

2 HIGHMARK(R) FUNDS

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2011, HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.02% (Fiduciary Shares)**, HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)** and HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**. (These funds are collectively the "Funds," and each is a "Fund.")

FACTORS AFFECTING PERFORMANCE

The low interest rate environment and quantitative easing measures undertaken by the Federal Reserve since late 2008 have resulted in a bifurcated economic recovery. The business and manufacturing sectors took advantage of low financing rates and utilized cost cutting measures to generate strong earnings to repair balance sheets, but consumer activity remained somewhat muted over the past year as high unemployment hindered recovery in other sectors, especially housing.

Strong demand for U.S. Treasury and agency securities continued throughout the reporting period, driven by widespread risk avoidance and lack of supply ahead of the eventual increase in the debt ceiling late in the reporting period. HighMark 100% U.S. Treasury Money Market Fund was negatively affected by the unrelenting demand for short-term U.S. Treasury securities, which held market rates at or close to zero for most of the period.

HighMark Treasury Plus Money Market Fund sought to balance lower market rates on direct securities and the shrinking supply of U.S. Treasury securities available as collateral. Technical distortions further impacted supply as banks withdrew portfolio securities from the collateral market in April 2011, as they adjusted to the implementation of the new FDIC assessment calculations.

Within prospectus limits, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund continued investing in U.S. Government agency guaranteed issues as a means of increasing returns, as well as to balance overweight positions in overnight repurchase agreements.

Money market funds were challenged by the prevailing low rates and a general lack of high-quality investment options. European peripheral states instability continued to impact liquidity markets during the reporting period, as Ireland, Spain and Portugal faced budget and sovereign debt challenges. Specific to money market funds, concerns grew in the second half of the Funds' reporting period over potential exposure to certain European debt issues. As HighMark Diversified Money Market Fund reduced exposure to this area and generally shortened maturities to provide additional liquidity, portfolio returns drifted lower.

 * AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. THE QUOTED YIELDS REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE YIELDS QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT HIGHMARKFUNDS.COM.

** The seven-day effective yields, which are equal to the seven-day current yields at July 31, 2011, are as follows:

                                       CLASS A   CLASS B    CLASS C    CLASS S   FIDUCIARY
                                        SHARES    SHARES     SHARES    SHARES     SHARES
------------------------------------------------------------------------------------------
Diversified Money Market Fund
   Subsidized+                           0.02%     n/a        n/a        0.02%       0.02%
   Non-Subsidized                       -0.63%     n/a        n/a       -0.68%      -0.38%
Treasury Plus Money Market Fund
   Subsidized+                           0.00%     n/a        n/a        0.00%       0.00%
   Non-Subsidized                       -0.99%     n/a        n/a        0.00%      -0.74%
U.S. Government Money Market Fund
   Subsidized+                           0.00%    0.00%      0.00%       0.00%       0.00%
   Non-Subsidized                       -0.91%   -1.41%     -1.16%      -0.96%      -0.66%
100% U.S. Treasury Money Market Fund
   Subsidized+                           0.00%     n/a        n/a        0.00%       0.00%
   Non-Subsidized                       -0.97%     n/a        n/a       -1.02%      -0.72%

+ The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                                  FUND SECTORS

                                DIVERSIFIED MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
COMMERCIAL PAPER                                                         52.6%

CERTIFICATES OF DEPOSIT                                                  26.3

CORPORATE OBLIGATIONS                                                    11.0

REPURCHASE AGREEMENT                                                      8.0

FOREIGN BANK NOTE                                                         1.9

VARIABLE RATE DEMAND NOTES                                                0.2

                               TREASURY PLUS MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    40.0%

U.S. TREASURY BILL                                                       45.9

U.S. GOVERNMENT GUARANTEED OBLIGATIONS                                   11.5

U.S. GOVERNMENT AGENCY OBLIGATION                                         2.6

                              U.S. GOVERNMENT MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    48.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS                                       18.4

U.S. TREASURY BILL                                                       14.9

VARIABLE RATE DEMAND NOTES                                               11.5

U.S. GOVERNMENT GUARANTEED OBLIGATIONS                                    6.7

                            100% U.S. TREASURY MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. TREASURY BILLS                                                     100.0%

                                                             HIGHMARK(R) FUNDS 3

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                         2/01/11     7/31/11      RATIOS      PERIOD*
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.10      0.45%     $   2.23
Class A Shares ......................    1,000.00    1,000.10      0.46%         2.28
Class S Shares ......................    1,000.00    1,000.10      0.46%         2.28

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,022.56      0.45%     $   2.26
Class A Shares ......................    1,000.00    1,022.51      0.46%         2.31
Class S Shares ......................    1,000.00    1,022.51      0.46%         2.31
--------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.20      0.43%     $   2.13
Class A Shares ......................    1,000.00    1,000.20      0.43%         2.13
Class S Shares ......................    1,000.00    1,000.20      0.43%         2.13

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,022.66      0.43%     $   2.16
Class A Shares ......................    1,000.00    1,022.66      0.43%         2.16
Class S Shares ......................    1,000.00    1,022.66      0.43%         2.16

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                         2/01/11     7/31/11      RATIOS      PERIOD*
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.00      0.07%     $   0.35
Class A Shares ......................    1,000.00    1,000.00      0.07%         0.35
Class S Shares ......................    1,000.00    1,000.00      0.07%         0.35

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,024.45      0.07%     $   0.35
Class A Shares ......................    1,000.00    1,024.45      0.07%         0.35
Class S Shares ......................    1,000.00    1,024.45      0.07%         0.35
--------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.10      0.13%     $   0.64
Class A Shares ......................    1,000.00    1,000.10      0.13%         0.64
Class B Shares ......................    1,000.00    1,000.10      0.13%         0.64
Class C Shares ......................    1,000.00    1,000.10      0.13%         0.64
Class S Shares ......................    1,000.00    1,000.10      0.13%         0.64

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,024.15      0.13%     $   0.65
Class A Shares ......................    1,000.00    1,024.15      0.13%         0.65
Class B Shares ......................    1,000.00    1,024.15      0.13%         0.65
Class C Shares ......................    1,000.00    1,024.15      0.13%         0.65
Class S Shares ......................    1,000.00    1,024.15      0.13%         0.65

4 HIGHMARK(R) FUNDS

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                         2/01/11     7/31/11      RATIOS      PERIOD*
--------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.00      0.07%     $   0.35
Class A Shares ......................    1,000.00    1,000.10      0.07%         0.35
Class S Shares ......................    1,000.00    1,000.10      0.07%         0.35

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,024.45      0.07%     $   0.35
Class A Shares ......................    1,000.00    1,024.45      0.07%         0.35
Class S Shares ......................    1,000.00    1,024.45      0.07%         0.35

--------------------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 100.0%
--------------------------------------------------------------------------------
   CALIFORNIA - 89.3%
     ABAG, Multi-Family Housing
       Finance Authority,
       Non-Profit,(A) (B) (C)
       Colma Bart Apartments, RB, Ser A,
       AMT, LOC Bank of America N.A.
       0.130%, 11/15/35                              $ 10,830,000   $ 10,830,000
       Episcopal Homes Foundation, COP,
       LOC Wells Fargo Bank N.A.
       0.040%, 02/01/25                                 4,740,000      4,740,000
       Oshman Family Jewish Community,
       RB, LOC LaSalle Bank N.A
       0.230%, 06/01/37                                 9,700,000      9,700,000
       Alameda County, Industrial
       Development Authority Revenue,
       Ettore Products Company Project,
       Ser A, RB, AMT,
       LOC Comerica Bank (A) (B) (C)
       0.150%, 12/01/30                                 4,000,000      4,000,000
     Bay Area Toll Authority,(A) (B) (C)
       San Francisco Bay Area,
       Ser A-1, RB, LOC JPMorgan Chase Bank
       0.050%, 04/01/45                                 4,800,000      4,800,000
       Ser B-1, RB, LOC Bank of America N.A.
       0.090%, 04/01/45                                 3,300,000      3,300,000
       Ser B-2, RB, LOC JPMorgan Chase Bank
       0.090%, 04/01/47                                 5,070,000      5,070,000
     California Infrastructure & Economic
       Development Bank,(A) (B) (C)
       California Academy, Ser E, RB,
       LOC Northern Trust Co.
       0.180%, 09/01/38                                 5,600,000      5,600,000
       Los Angeles Museum, Ser A, RB,
       LOC JPMorgan Chase
       0.180%, 09/01/37                                 4,300,000      4,300,000
     California Pollution Control Financing
       Authority,(A) (B) (C)
       Pacific Gas & Electric,
       Ser B, RB, AMT, LOC JPMorgan
       Chase Bank
       0.310%, 11/01/26                                   400,000        400,000
       Ser C, RB, LOC JPMorgan Chase Bank
       0.300%, 11/01/26                                 1,800,000      1,800,000
     California Pollution Control, TECP,
       BP PLC Insured
       0.070%, 08/04/11                                15,000,000     15,000,000
     California State Economic Recovery,
       Ser C-11, GO, LOC BNP Paribas
       (A) (B) (C)
       0.080%, 07/01/23                                10,000,000     10,000,000

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     California State,(A) (B) (C)
       Kindergarten,
       Ser B-1, GO, LOC FNMA
       0.270%, 05/01/34                              $  1,150,000   $  1,150,000
       Ser B-2, GO, LOC Citibank N.A.
       0.180%, 05/01/34                                 2,400,000      2,400,000
       Ser B-5, GO, LOC Citibank N.A.
       0.160%, 05/01/34                                 8,600,000      8,600,000
       Ser B, Sub-Ser B-6, GO,
       LOC BNP Paribas
       Bank NV
       0.280%, 05/01/40                                   200,000        200,000
     California State, Department of Water
       Resources, Power Supply Revenue,
       Ser C-7, RB, AGM Insured SPA-Dexia
       Credit Local (A) (B) (C)
       2.000%, 05/01/22                                35,525,000     35,525,000
     California State, Educational Facilities
       Authority,(A) (B) (C)
       California Institute of Technology, RB,
       Institute Guaranteed
       0.050%, 01/01/24                                19,000,000     19,000,000
       Chapman University,
       Ser A, RB, LOC Bank of America N.A.
       0.230%, 10/01/36                                11,700,000     11,700,000
       Ser C, RB, LOC Northern Trust
       0.230%, 10/01/26                                 3,300,000      3,300,000
       Chapman University, RB,
       LOC Wells Fargo Bank N.A.
       0.060%, 12/01/30                                 7,750,000      7,750,000
       Charles R Drew University, RB, LOC
       Sovereign Bank FSB
       0.200%, 11/01/42                                 8,500,000      8,500,000
       Life Chiropractic College, RB, LOC
       Bank of the West
       0.060%, 01/01/25                                 4,535,000      4,535,000
     California State, Health Facilities
       Financing Authority, Catholic
       Healthcare, Ser H, RB, LOC Citibank
       N.A. (A) (B) (C)
       0.060%, 07/01/33                                 2,000,000      2,000,000
     California State, Housing Finance
       Agency, Multi-Family Housing,
       Ser B, RB, FNMA Insured (A) (B) (C)
       0.040%, 02/01/35                                13,300,000     13,300,000
     California Statewide, Communities
       Development Authority, Redlands
       Community Hospital,
       Ser B, RB, LOC KBC Bank
       Bank (A) (B) (C)
       0.050%, 04/01/29                                   400,000        400,000

        The accompanying notes are an integral part of the financial statements.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Chino Basin Regional Financing
       Authority, Inland Empire Utilities, Ser B
       LOC Lloyds TSB Bank (A) (B) (C)
       0.050%, 06/01/32                              $ 10,100,000   $ 10,100,000
     Contra Costa County, Multi-Family
       Mortgage Revenue, RB, FNMA
       Insured (A) (B) (C)
       0.060%, 11/15/22                                 6,600,000      6,600,000
     Hemet Unified School District, COP,
       School Facilities Project, LOC State
       Street Bank & Trust Co. (A) (B) (C)
       0.050%, 10/01/36                                 6,000,000      6,000,000
     Irvine, Improvement Bond Act 1915,
       Special Assessment,(A) (B) (C)
       Assessment District 94-13,
       LOC State Street Bank & Trust Co.
       0.220%, 09/02/22                                   500,000        500,000
       District 04-20, Ser A,
       LOC KBC Bank NV
       0.290%, 09/02/30                                17,700,000     17,700,000
       District 87-8
       LOC KBC Bank NV
       0.290%, 09/02/24                                 8,400,000      8,400,000
       Limited Obligation Assessment,
       Ser 07-22-A, RB,
       LOC KBC Bank NV
       0.290%, 09/02/32                                11,200,000     11,200,000
       Limited Obligation Reassessment,
       Ser 85-7-A,
       AGM Insured, SPA Dexia Credit
       1.500%, 09/02/32                                42,319,000     42,319,000
     Irvine, Ranch Water District,
       Consolidated Improvement District,
       GO, Ser A
       LOC U.S. Bank N.A. (A) (B) (C)
       0.030%, 10/01/41                                 4,000,000      4,000,000
     Livermore, COP, Capital Projects,
       LOC U.S. Bank N.A. (A) (B) (C)
       0.050%, 10/01/30                                 4,900,000      4,900,000
     Livermore, Multi-Family Housing
       Authority, Mortgage Portola, RB, AMT,
       FHLMC Insured (A) (B) (C)
       0.120%, 05/01/19                                   375,000        375,000
     Los Angeles County Housing Authority,
       Multi-Family Housing Authority, Malibu
       Meadows II, Ser C, RB, FNMA Insured
       (A) (B) (C)
       0.150%, 04/15/28                                 7,000,000      7,000,000
     Los Angeles County, TRAN, GO
       2.500%, 04/30/12
       LOC State Street Bank                            5,000,000      5,080,642

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Los Angeles County, TRAN, GO, Ser C
       FNMA Insured
       2.500%, 06/29/12                              $  5,000,000   $  5,095,143
     Los Angeles, Department of Water &
       Power, Waterworks Revenue,
       Sub-Ser B-4, RB, SPA Wells Fargo
       Bank N.A. (A) (B) (C)
       0.030%, 07/01/35                                26,075,000     26,075,000
     Los Angeles, Multi-Family Housing
       Authority, Fountain Park Phase II,
       Ser B, RB, Citibank N.A. (A) (B) (C)
       0.150%, 03/15/34                                 1,000,000      1,000,000
     Los Angeles, TECP,
       0.120%, 10/07/11, LOC Barclays Bank              6,450,000      6,450,000
     Manhattan Beach, COP,
       LOC JPMorgan Chase (A) (B) (C)
       0.110%, 08/01/32                                   700,000        700,000
     Metropolitan, Water District of Southern
       California,(A) (B) (C)
       Waterworks Revenue, Ser A-2, RB
       SPA JP Morgan Chase Bank
       0.050%, 07/01/23                                 6,850,000      6,850,000
       Waterworks Revenue, Ser B, RB, SPA
       Landesbank Hessen
       0.080%, 07/01/28                                16,000,000     15,999,459
       Waterworks Revenue, Ser B-3, RB
       SPA BNP Paribas
       0.240%, 07/01/35                                 1,000,000      1,000,000
       Waterworks Revenue, Ser C, RB, SPA
       Landesbank Hessen
       0.100%, 07/01/28                                 9,900,000      9,900,000
     Northern California Transmission Agency
       Revenue, California-Oregon
       Transmission Project,
       Ser A, RB, AGM Insured, SPA Dexia
       Credit (A) (B) (C)
       2.100%, 05/01/24                                20,555,000     20,555,000
     Orange County, Apartment
       Development Revenue, Harbor Pointe,
       Ser D, RB, FHLMC Insured (A) (B) (C)
       0.160%, 12/01/22                                 3,000,000      3,000,000
     Pittsburgh, Public Financing Authority,
       RB, LOC Bank of the West (A) (B) (C)
       0.060%, 06/01/35                                 5,900,000      5,900,000
     Pleasanton, Multi-Family Housing
       Authority, Busch Senior Housing, Ser A,
       RB, AMT, LOC Barclays Bank (A) (B) (C)
       0.180%, 06/15/37                                 2,000,000      2,000,000
     Riverside County, Public Facilities,
       Ser B, COP, LOC State Street Bank &
       Trust Co. (A) (B) (C)
       0.040%, 12/01/15                                 2,250,000      2,250,000

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Sacramento County, Sanitation District,
       Financing Authority, Subordinate Lien,
       Ser E, RB, LOC U.S. Bank N.A. (A) (B) (C)
       0.050%, 12/01/40                              $  5,200,000   $  5,200,000
     San Diego County, Regional Transportation
       Commission, Sales Tax Revenue, Ser D,
       RB, SPA Dexia Credit Local (A) (B) (C)
       2.000%, 04/01/38                                   600,000        600,000
     San Francisco City & County, (A) (B) (C)
       Airport Commission,
       International Airport, Second Series,
       Issue 32F, Ser D, RB, Citibank N.A.
       1.950%, 05/01/26                                 4,945,000      4,945,000
       Airport Commission, International
       Airport, Ser 37D, RB, AGM Insured,
       SPA Dexia Credit
       2.000%, 05/01/30                                19,090,000     19,090,000
       Community Facilities District No. 4,
       LOC Citibank N.A.
       0.070%, 08/01/32                                 1,640,000      1,640,000
       Finance Corporation Lease, Revenue,
       Moscone Center,
       Ser 2008-2, RB, LOC State Street Bank
       & Trust Co.
       0.070%, 04/01/30                                 5,430,000      5,430,000
       Folsom-Dore Apartment Project, RB,
       LOC State Street Bank
       0.070%, 12/01/34                                 3,700,000      3,700,000
     San Rafael Redevelopment Agency,
       Fairfax Standard Apartments, Ser A, RB,
       LOC KBC Bank (A) (B) (C)
       0.100%, 09/01/31                                   500,000        500,000
     Santa Clara County, El Camino Hospital
       District Lease Authority, Valley Medical
       Center Project,
       Ser A, RB, LOC State Street Bank &
       Trust Co. (A) (B) (C)
       0.050%, 08/01/15                                   450,000        450,000
     Torrance, Torrance Memorial Medical
       Center, Ser B, RB, LOC Citibank N.A.
       (A) (B) (C)
       0.060%, 09/01/45                                 2,000,000      2,000,000
     Vallejo, Multi-Family Housing Authority,
       RB, FNMA Insured (A) (B) (C)
       0.100%, 05/15/22                                 4,000,000      4,000,000
     Vallejo, Water Revenue, Ser A, RB, LOC
       JPMorgan Chase Bank (A) (B) (C)
       0.100%, 06/01/31                                14,700,000     14,700,000

--------------------------------------------------------------------------------
Description                                           Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Whittier, Healthcare Facilities, Presbyterian
       Intercommunity, Ser B, RB, LOC U.S.
       Bank N.A. (A) (B) (C)
       0.040%, 06/01/36                              $  2,800,000   $  2,800,000
                                                                    ------------
                                                                     493,904,244
                                                                    ------------
   ILLINOIS - 3.1%
     Chicago, Ser F, GO, SPA Banco
       Bilbao Vizcaya (A) (B) (C)
       0.350%, 01/01/42                                17,000,000     17,000,000
                                                                    ------------
   INDIANA - 4.5%
     Indiana State, Financing Authority,
       Environmental Revenue,
       AMT Mittal Steel USA,
       RB, LOC Banco Bilbao Vizcaya
       (A) (B) (C)
       0.310%, 08/01/30                                25,000,000     25,000,000
                                                                    ------------
   KENTUCKY - 2.7%
     Carroll County, Solid Waste Disposal
       Revenue, AMT, North American
       Project, RB, LOC PNC Bank N.A.
       (A) (B) (C)
       0.120%, 07/01/30                                15,000,000     15,000,000
                                                                    ------------
   PUERTO RICO - 0.4%
     Puerto Rico Commonwealth, Public
       Improvement, Series C-5-2, RB,
       FHLMC Insured (A) (B) (C)
       0.040%, 07/01/20                                 2,000,000      2,000,000
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $552,904,244)                                           552,904,244
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds,
       California Money Fund                              150,478        150,478
     Goldman Sachs Institutional
       Liquid Assets Tax-Exempt
       California Portfolio                                 6,450          6,450
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $156,928)                                                   156,928
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $553,061,172) +                                           553,061,172
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                  7,478
                                                                    ------------
   NET ASSETS - 100.0%                                              $553,068,650
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+     AT JULY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2011.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON JULY 31, 2011.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 -- significant accounting policies in notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     07/31/11        PRICE         INPUTS        INPUTS
                                   ------------   ------------   ------------  ------------
Municipal Bonds                    $552,904,244   $         --   $552,904,244  $         --
Registered Investment Companies         156,928        156,928             --            --
                                   ------------   ------------   ------------  ------------
Total:                             $553,061,172   $    156,928   $552,904,244  $         --
                                   ============   ============   ============  ============

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
JULY 31, 2011

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 54.1%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE - 4.9% (A)
      Silver Tower U.S. Funding
         0.380%, 08/01/11                         $ 29,000,000   $    29,000,000
         0.500%, 08/25/11                           20,000,000        19,993,333
         0.884%, 09/08/11                           75,000,000        74,930,333
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - AUTOMOBILE
         (Cost $123,923,666)                                         123,923,666
                                                                 ---------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 4.7% (A)
         White Point Funding Inc.
         0.400%, 08/19/11                           40,000,000        39,993,000
         0.320%, 08/29/11                           50,000,000        49,987,555
         0.471%, 10/05/11                           30,000,000        29,974,542
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $119,955,097)                                         119,955,097
                                                                 ---------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 9.3% (A)
      Rhein-Main Securitisation Ltd.
         0.420%, 08/15/11                           21,050,000        21,046,562
         0.370%, 08/26/11                           45,000,000        44,988,437
         0.450%, 09/20/11                           50,000,000        49,968,750
      Rheingold Securitisation
         0.390%, 08/05/11                          120,000,000       119,994,878
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES -
         DIVERSIFIED FINANCIAL ASSETS
         (Cost $235,998,627)                                         235,998,627
                                                                 ---------------
   ASSET-BACKED SECURITIES - GOVERNMENT - 1.7% (A)
      Royal Park Investment Funding
         Corp./Guarantee-Kingdom of Belgium
         0.350%, 08/04/11                           45,000,000        44,998,688
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - GOVERNMENT
         (Cost $44,998,688)                                           44,998,688
                                                                 ---------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 23.1% (A)
      Arabella Finance LLC
         0.300%, 08/01/11                          111,550,000       111,550,000
      Atlantic Asset Securitisation Corp.
         0.220%, 08/02/11                           16,000,000        15,999,902
         0.220%, 08/05/11                          100,000,000        99,997,556
      Autobahn Funding Co. LLC
         0.300%, 08/01/11                          120,000,000       120,000,000
      Romulus Funding Corp.
         0.370%, 08/01/11                          120,000,000       120,000,000
      Sydney Capital Corp.
         0.350%, 09/12/11                          120,850,000       120,800,653
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES -
         TRADE RECEIVABLES
         (Cost $588,348,111)                                         588,348,111
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - 10.4%
      Beethoven Funding Corp./
         Commerzbank (A)
         0.410%, 08/15/11                         $ 30,003,000   $    29,998,216
      Louis Dreyfus Commodities/
         Credit Agricole
         0.260%, 08/01/11                          120,000,000       120,000,000
      PB Finance (Delaware) (A)
         0.551%, 08/26/11                           65,000,000        64,975,174
         0.511%, 09/26/11                           50,000,000        49,960,333
                                                                 ---------------
      TOTAL BANKING
         (Cost $264,933,723)                                         264,933,723
                                                                 ---------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,378,157,912)                                     1,378,157,912
                                                                 ---------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 27.1%
--------------------------------------------------------------------------------
      Barclays Bank PLC NY
         0.687%, 09/22/11 (B)                      100,000,000       100,000,000
      Canadian Imperial Bank of Commerce NY
         0.005%, 08/29/12 (B)                       75,000,000        74,995,890
      Dexia Credit Local SA NY
         0.250%, 08/04/11                          120,000,000       120,000,000
      Norinchukin Bank NY
         0.210%, 08/08/11                          120,000,000       120,000,000
      Societe Generale NY
         0.536%, 01/11/12 (B)                       75,000,000        75,000,000
         0.696%, 02/10/12 (B)                       50,000,000        50,000,000
      UBS AG Stamford CT
         0.252%, 01/23/12 (B)                      100,000,000       100,000,000
      Westpac Banking Corp. NY
         0.286%, 08/08/12 (B)                       50,000,000        50,000,000
                                                                 ---------------
      TOTAL CERTIFICATES OF Deposit - YANKEE
         (Cost $689,995,890)                                         689,995,890
                                                                 ---------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 11.4%
--------------------------------------------------------------------------------
   AUTOMOTIVE - 1.6% (B)
      Toyota Motor Credit Corp., MTN
         0.310%, 01/13/12                           39,000,000        39,000,000
                                                                 ---------------
      TOTAL AUTOMOTIVE
         (Cost $39,000,000)                                           39,000,000
                                                                 ---------------
   BANKING - 9.8% (A) (C)
      Bank of Montreal Chicago,
         MTN
         0.745%, 08/03/12                          150,000,000       150,000,000

        The accompanying notes are an integral part of the financial statements.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - (CONTINUED) (A) (C)
      Credit Agricole London,
         MTN
         0.527%, 07/20/12                         $100,000,000   $   100,000,000
                                                                 ---------------
      TOTAL BANKING
         (Cost $250,000,000)                                         250,000,000
                                                                 ---------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $289,000,000)                                         289,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 2.0%
--------------------------------------------------------------------------------
   BANKING - 2.0% (A) (C)
      Westpac Banking Corp.
         0.265%, 08/03/12                           50,000,000        50,000,000
                                                                 ---------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                           50,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.2%
--------------------------------------------------------------------------------
   BANKING - 0.1% (D)
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B,
         RB, LOC: Bank of America
         0.140%, 08/01/41                            3,425,000         3,425,000
                                                                 ---------------
      TOTAL BANKING
         (Cost $3,425,000)                                             3,425,000
                                                                 ---------------
   U.S. GOVERNMENT - 0.1% (D) (E)
      Winston Salem, NC, COP,
         SPA:Branch Banking & Trust
         0.210%, 11/01/12                            3,000,000         3,000,000
                                                                 ---------------
      TOTAL U.S. GOVERNMENT
         (Cost $3,000,000)                                             3,000,000
                                                                 ---------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $6,425,000)                                             6,425,000
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 8.2%
--------------------------------------------------------------------------------
      Barclays Capital Inc.
         0.130%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $30,000,325
         (collateralized by a U.S. Treasury
         Note, par value $30,450,700,
         1.000%, 07/31/11, total market
         value $30,600,053)                         30,000,000        30,000,000

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $18,373,103
         (collateralized by a U.S. Treasury
         Note, par value $17,720,000,
         2.75%, 10/31/13, total market
         value $18,740,415)                       $ 18,372,889   $    18,372,889
      Deutsche Bank Securities
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $160,001,867
         (collateralized by a U.S. Treasury
         Note, par value $161,409,900,
         2.375%, 06/30/18, total market
         value $163,200,033)                       160,000,000       160,000,000
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $208,372,889)                                         208,372,889
                                                                 ---------------
   TOTAL INVESTMENTS - 103.0%
      (Cost $2,621,951,691) +                                      2,621,951,691
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (3.0)%                          (76,427,856)
                                                                 ---------------
   NET ASSETS - 100.0%                                            $2,545,523,835
                                                                 ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JULY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2011 WERE $1,678,157,912 AND REPRESENTED 65.9% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2011. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(E)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.

COP   - CERTIFICATES OF PARTICIPATION
CT    - CONNECTICUT
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NC    - NORTH CAROLINA
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
JULY 31, 2011

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT        QUOTED     OBSERVABLE      UNOBSERVABLE
                                    07/31/11        PRICE        INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities *      $2,621,951,691   $      --   $2,621,951,691   $         --
                                 ==============   =========   ==============   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 2.6%
--------------------------------------------------------------------------------
      FFCB
         0.187%, 11/27/12 (A)                     $  5,000,000   $     5,000,000
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $5,000,000)                                             5,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 11.5%
--------------------------------------------------------------------------------
      American Express Bank FSB, FDIC
         1.166%, 12/09/11 (A)                        7,500,000         7,528,045
      Citigroup, FDIC
         0.986%, 12/09/11 (A)                        5,000,000         5,015,207
      Straight-A-Funding, Series 1, FFBLL
         0.153%, 09/23/11 *(B)                      10,000,000         9,997,792
                                                                 ---------------

      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $22,541,044)                                           22,541,044
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 45.9%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.010%, 08/04/11                           50,000,000        49,999,958
         0.005%, 08/18/11                           39,920,000        39,919,906
                                                                 ---------------
      TOTAL U.S. TREASURY BILLS
         (Cost $89,919,864)                                           89,919,864
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 40.0%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11, repurchase
         price $38,407,446 (collateralized
         by a U.S. Treasury obligation,
         par value $38,230,000, 1.500%,
         12/31/13, total market
         value 39,180,093)                          38,406,998        38,406,998

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $40,000,467
         (collateralized by a U.S. Treasury
         obligation, par value $40,636,400,
         0.075%, 06/15/14, total market
         value $40,800,028)                       $ 40,000,000   $    40,000,000
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $78,406,998)                                           78,406,998
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $195,867,906) +                                          195,867,906
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 (9,382)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   195,858,524
                                                                 ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JULY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2011 WAS $9,997,792 AND REPRESENTED 5.1% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT        QUOTED     OBSERVABLE      UNOBSERVABLE
                                    07/31/11        PRICE        INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities*       $  195,867,906   $      --   $  195,867,906   $         --
                                 ==============   =========   ==============   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
JULY 31, 2011

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.3%
--------------------------------------------------------------------------------
      FFCB
         0.146%, 12/20/11 (A)                     $ 61,000,000   $    60,995,263
         0.187%, 11/27/12 (A)                       50,000,000        50,000,000
      FHLB
         0.091%, 08/01/11 (A)                       30,000,000        30,000,000
      FHLMC
         0.157%, 09/26/11 (A)                       25,000,000        24,998,061
         0.136%, 06/03/13 (A)                       50,000,000        49,962,871
      FNMA
         0.096%, 08/11/11 (A)                       30,000,000        29,999,668
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $245,955,863)                                         245,955,863
                                                                 ---------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 11.5%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.140%, 08/15/33                            4,800,000         4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments,
         Ser A, RB
         Guarantee: FNMA (B)
         0.160%, 07/15/35                            1,250,000         1,250,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.160%, 06/15/34                           26,050,000        26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, Ser A, RB
         Guarantee: FNMA (B)
         0.170%, 07/15/36                              900,000           900,000
      California, Statewide Community
         Development Authority, Palms
         Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.140%, 05/15/35                            3,500,000         3,500,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.130%, 10/15/41                           14,225,000        14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.130%, 04/15/36                            2,505,000         2,505,000
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.160%, 11/15/35                            4,970,000         4,970,000

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         West Street, Ser B, RB
         Guarantee: FNMA
         0.130%, 03/15/36                         $  7,100,000   $     7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.160%, 06/15/34                            6,800,000         6,800,000
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.160%, 11/15/36                           18,435,000        18,435,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.130%, 05/15/41                            5,100,000         5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.130%, 05/15/33                           10,100,000        10,100,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.130%, 05/15/34                            1,185,000         1,185,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.140%, 11/15/36                              400,000           400,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.130%, 11/15/36                            2,500,000         2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.130%, 05/15/33                           13,400,000        13,400,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.130%, 11/01/36                            3,100,000         3,100,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.160%, 11/15/36                            4,900,000         4,900,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project,
         Ser A, RB
         Guarantee: FNMA (B)
         0.170%, 08/15/31                            6,205,000         6,205,000
      Virginia, Chesapeake,
         Redevelopment & Housing
         Authority, Multi-Family Housing
         Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.190%, 01/15/41                            1,625,000         1,625,000

        The accompanying notes are an integral part of the financial statements.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.160%, 12/15/41                         $  3,510,000   $     3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.160%, 09/01/34                            3,205,000         3,205,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.160%, 07/15/38                            1,750,000         1,750,000
         Pinehurst Apartments Project, Ser B, RB
         Guarantee: FNMA
         0.160%, 03/15/39                            1,570,000         1,570,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.140%, 12/15/36                            3,420,000         3,420,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.160%, 06/15/37                            2,020,000         2,020,000
                                                                 ---------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $154,525,000)                                         154,525,000
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 6.7%
--------------------------------------------------------------------------------
      Citigroup, FDIC (A)
         0.986%, 12/09/11                           50,000,000        50,152,064
      Straight-A-Funding, Series 1, FFBLL * (C)
         0.153%, 09/23/11                           40,135,000        40,126,137
                                                                 ---------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $90,278,201)                                           90,278,201
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILL* - 14.9%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.005%, 08/04/11                          200,000,000       199,999,833
                                                                 ---------------
      TOTAL U.S. TREASURY BILL
         (Cost $199,999,833)                                         199,999,833
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 48.5%
--------------------------------------------------------------------------------
      Barclays Capital
         0.130%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $100,001,083
         (collateralized by a U.S. Treasury
         Note, par value $97,237,900,
         2.750%, 02/28/13, total market
         value $102,000,026)                       100,000,000       100,000,000

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $90,305,475
         (collateralized a U.S. Treasury
         obligation, par value $84,970,000,
         3.250%, 12/31/16, total market
         value $92,110,974)                       $ 90,304,421   $    90,304,421
      Deutsche Bank Securities
         0.180%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $65,000,975
         (collateralized by various U.S.
         agency obligations, ranging in
         par value from $16,235,000 -
         $44,358,000, 0.320% - 4.625%,
         12/09/11 - 10/15/14, total market
         value $66,301,300)                         65,000,000        65,000,000
      Goldman Sachs
         0.180%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $330,004,950
         (collateralized by various U.S.
         agency obligations, ranging in
         par value from $144,109,000 -
         $156,637,000, 0.000% - 6.250%,
         10/24/11 - 05/15/29, total market
         value $336,600,860)                       330,000,000       330,000,000
      Merrill Lynch, Fenner Pierce & Smith
         0.140%, dated 07/29/11,
         matures on 08/01/11,
         repurchase price $65,000,758
         (collateralized by a U.S. agency
         obligation, par value $66,318,000,
         0.000%, 10/26/11, total market
         value $66,300,094)                         65,000,000        65,000,000
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $650,304,421)                                         650,304,421
                                                                 ---------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $1,341,063,318) +                                      1,341,063,318
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                790,072
                                                                 ---------------
   NET ASSETS - 100.0%                                           $ 1,341,853,390
                                                                 ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JULY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
JULY 31, 2011

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF JULY 31, 2011 WAS 40,126,137 AND REPRESENTED 3.0% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT        QUOTED     OBSERVABLE      UNOBSERVABLE
                                    07/31/11        PRICE        INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities*       $1,341,063,318   $      --   $1,341,063,318   $         --
                                 ==============   =========   ==============   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2011

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.025%, 08/04/11                         $ 72,298,000   $    72,297,852
         0.024%, 08/11/11                          354,248,000       354,245,673
         0.007%, 08/18/11                           45,137,000        45,136,855
         0.056%, 08/25/11                          100,000,000        99,996,333
         0.010%, 09/08/11                            1,905,000         1,904,980
                                                                 ---------------
      TOTAL U.S. TREASURY BILLS
         (Cost $573,581,693)                                         573,581,693
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $573,581,693) +                                          573,581,693
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 11,345
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   573,593,038
                                                                 ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JULY 31, 2011, COST IS $573,583,672 FOR FEDERAL INCOME TAX PURPOSES.

A summary of the inputs used to value the Fund's net assets as of July 31, 2011 is as follows (see note 2 - significant accounting policies in notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT        QUOTED     OBSERVABLE      UNOBSERVABLE
                                    07/31/11        PRICE        INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
U.S. Treasury Bills              $  573,581,693   $      --   $  573,581,693   $         --
                                 ==============   =========   ==============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 17

                       This Page Left Blank Intentionally.

18 HIGHMARK(R) FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                CALIFORNIA                                            U.S.           100% U.S.
                                                 TAX-FREE        DIVERSIFIED       TREASURY        GOVERNMENT         TREASURY
                                                  MONEY             MONEY         PLUS MONEY         MONEY             MONEY
                                                  MARKET           MARKET           MARKET           MARKET            MARKET
                                                   FUND             FUND             FUND             FUND              FUND
                                              --------------   --------------   --------------   --------------    --------------
ASSETS:
   Investments, at Value + ................   $  553,061,172   $2,413,578,802   $  117,460,908   $  690,758,897    $  573,581,693
   Repurchase Agreements, at Value + ......               --      208,372,889       78,406,998      650,304,421                --
   Receivable for Fund Shares Sold ........               --        1,659,334               --          897,821            16,466
   Accrued Income .........................          289,915          262,112            9,020           62,786                --
   Prepaid Expenses .......................           18,060           77,486           11,419           56,963            43,120
   Deferred Compensation ..................           40,952          179,370           15,721           87,278            39,724
   Due from Adviser, net ..................               --               --            7,243               --            24,887
                                              --------------   --------------   --------------   --------------    --------------
      TOTAL ASSETS ........................      553,410,099    2,624,129,993      195,911,309    1,342,168,166       573,705,890
                                              ==============   ==============   ==============   ==============    ==============
LIABILITIES:
   Payable for Investments Purchased ......               --       74,995,890               --               --                --
   Payable for Fund Shares Redeemed .......               --        2,540,837               --          104,261                --
   Income Distribution Payable ............            4,098           28,972              449            4,951               812
   Due to Custodian .......................               --               --               --               --               669
   Investment Adviser Fees Payable ........          147,888          372,502               --           18,698                --
   Administration Fees Payable ............           72,985          319,673                3           12,305                --
   Chief Compliance Officer Fees Payable ..              334              334              334              334               334
   Custodian Fees Payable .................            3,043           13,329            1,168            6,486             2,952
   Audit Fees Payable .....................           26,989           37,598           25,451           29,993            29,474
   Deferred Compensation Payable ..........           40,952          179,370           15,721           87,278            39,724
   Shareholder Servicing Fees Payable .....           15,347               --               --                4                --
   Transfer Agent Fees Payable ............            7,402           33,967            2,772           15,135             9,203
   Printing Fees Payable ..................            4,666           20,943            1,879            8,769             7,537
   Trustees Fees Payable ..................            3,074           15,138            1,025            6,115             5,210
   Accrued Distribution Fees ..............            2,878               --               --                2                --
   Accrued Expenses and Other Payables ....           11,793           47,605            3,983           20,445            16,937
                                              --------------   --------------   --------------   --------------    --------------
      TOTAL LIABILITIES ...................          341,449       78,606,158           52,785          314,776           112,852
                                              --------------   --------------   --------------   --------------    --------------
         NET ASSETS .......................   $  553,068,650   $2,545,523,835   $  195,858,524   $1,341,853,390    $  573,593,038
                                              ==============   ==============   ==============   ==============    ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized -
      no par value) .......................   $  553,018,157   $2,545,443,227   $  195,858,349   $1,341,855,121    $  573,672,050
   Undistributed Net Investment Income ....           50,493           80,608              175               --                --
   Accumulated Net Realized (Loss) on
      Investments .........................               --               --               --           (1,731)          (79,012)
                                              --------------   --------------   --------------   --------------    --------------
         NET ASSETS .......................   $  553,068,650   $2,545,523,835   $  195,858,524   $1,341,853,390    $  573,593,038
                                              ==============   ==============   ==============   ==============    ==============
   + Cost of Investments and Repurchase
      Agreements ..........................   $  553,061,172   $2,621,951,691   $  195,867,906   $1,341,063,318    $  573,581,693

Amounts designated as "-" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 19

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2011

                                                CALIFORNIA                                            U.S.            100% U.S.
                                                 TAX-FREE        DIVERSIFIED       TREASURY        GOVERNMENT         TREASURY
                                                   MONEY            MONEY         PLUS MONEY          MONEY             MONEY
                                                  MARKET           MARKET           MARKET           MARKET            MARKET
                                                   FUND             FUND             FUND             FUND              FUND
                                              --------------   --------------   --------------   --------------    --------------
FIDUCIARY SHARES:
   Net Assets .............................   $  240,392,501   $1,984,330,191   $  184,479,690   $1,181,823,444    $  394,617,634
   Shares of beneficial interest
      outstanding .........................      240,374,903    1,984,267,250      184,479,690    1,181,845,165       394,734,075
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                              ==============   ==============   ==============   ==============    ==============
CLASS A SHARES:
   Net Assets .............................   $  296,034,547   $  454,081,549   $   11,378,833   $   54,652,972    $   93,086,995
   Shares of beneficial interest
      outstanding .........................      296,009,252      454,067,341       11,378,833       54,654,623        93,116,276
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                              ==============   ==============   ==============   ==============    ==============
CLASS B SHARES:
   Net Assets .............................   $          N/A   $          N/A   $          N/A   $      147,590    $          N/A
   Shares of beneficial interest
      outstanding .........................              N/A              N/A              N/A          147,595               N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE(A) ...............................   $          N/A   $          N/A   $          N/A   $         1.00    $          N/A
                                              ==============   ==============   ==============   ==============    ==============
CLASS C SHARES:
   Net Assets .............................   $          N/A   $          N/A   $          N/A   $      270,415    $          N/A
   Shares of beneficial interest
      outstanding .........................              N/A              N/A              N/A          270,421               N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE(A) ...............................   $          N/A   $          N/A   $          N/A   $         1.00    $          N/A
                                              ==============   ==============   ==============   ==============    ==============
CLASS S SHARES:
   Net Assets .............................   $   16,641,602   $  107,112,095   $            1   $  104,958,969    $   85,888,409
   Shares of beneficial interest
      outstanding .........................       16,640,082      107,108,750                1      104,962,720        85,910,709
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                              ==============   ==============   ==============   ==============    ==============

N/A Not Applicable

(A) Class B and Class C have contingent deferred sales charges (See Note 3 in the notes to financial statements).

        The accompanying notes are an integral part of the financial statements.

20 HIGHMARK(R) FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2011

                                                CALIFORNIA                                            U.S.           100% U.S.
                                                 TAX-FREE        DIVERSIFIED       TREASURY        GOVERNMENT        TREASURY
                                                   MONEY           MONEY          PLUS MONEY          MONEY            MONEY
                                                  MARKET           MARKET           MARKET           MARKET            MARKET
                                                   FUND             FUND             FUND             FUND              FUND
                                              --------------   --------------   --------------   --------------    --------------
Interest Income ...........................   $    2,725,642   $   13,783,527   $      248,216   $    1,996,158    $      978,763
Dividend Income ...........................            2,003               --               --               --                --
                                              --------------   --------------   --------------   --------------    --------------
      Total Investment Income .............        2,727,645       13,783,527          248,216        1,996,158           978,763
                                              --------------   --------------   --------------   --------------    --------------
Expenses:
   Investment Adviser Fees ................        1,576,814        7,692,197          531,430        3,154,528         2,550,813
   Shareholder Servicing Fees Fiduciary
      Shares ..............................          574,704        5,032,850          418,995        2,158,797         1,013,022
   Shareholder Servicing Fees Class A
      Shares ..............................          696,004        1,004,056           23,863          105,784           301,669
   Shareholder Servicing Fees Class B
      Shares ..............................               --               --               --              365                --
   Administration Fees ....................          787,703        3,842,470          265,511        1,575,739         1,273,948
   Custodian Fees .........................           32,850          160,254           11,072           65,719            53,142
   Trustees Fees ..........................           33,338          158,565           11,221           67,121            55,715
   Chief Compliance Officer Fees ..........            6,388            6,388            6,388            6,388             6,388
   Distribution Fees Class A Shares .......          696,004        1,004,056           23,863          105,784           301,669
   Distribution Fees Class B Shares .......               --               --               --            1,093                --
   Distribution Fees Class C Shares .......               --               --               --            2,015                --
   Distribution Fees Class S Shares .......           95,270          821,169               --          798,943         1,784,170
   Registration Fees ......................           14,587           43,720           14,771           60,835            40,352
   Transfer Agent Fees ....................           46,321          196,074           17,012           87,682            72,664
   Printing Fees ..........................           42,254          192,766           18,723           89,605            89,921
   Audit Fees .............................           29,539           43,384           25,677           31,560            30,709
   Legal Fees .............................           59,609          298,477           21,308          129,837           108,248
   Miscellaneous Fees .....................           47,845          133,295           30,505           85,969            53,725
                                              --------------   --------------   --------------   --------------    --------------
      Total Expenses ......................        4,739,230       20,629,721        1,420,339        8,527,764         7,736,155
                                              --------------   --------------   --------------   --------------    --------------
Less: Waivers and Reimbursements and
   Reduction of Expenses
      Investment Adviser Fee Waiver .......         (359,676)        (886,489)        (531,430)      (3,014,215)       (2,550,813)
      Shareholder Servicing Fee Waiver -
         Fiduciary Shares .................         (528,268)      (4,675,493)        (418,995)      (2,158,682)       (1,013,022)
      Shareholder Servicing Fee Waiver -
         Class A Shares ...................         (636,160)        (924,563)         (23,863)        (105,771)         (301,669)
      Shareholder Servicing Fee Waiver -
         Class B Shares ...................               --               --               --             (364)               --
      Distribution Fee Waiver - Class A
         Shares (Note 3) ..................         (591,652)        (956,957)         (23,863)        (105,768)         (301,669)
      Distribution Fee Waiver - Class B
         Shares (Note 3) ..................               --               --               --           (1,093)               --
      Distribution Fee Waiver - Class C
         Shares (Note 3) ..................               --               --               --           (2,013)               --
      Distribution Fee Waiver - Class S
         Shares (Note 3) ..................          (85,996)        (766,938)              --         (798,922)       (1,784,170)
      Administration Fee Waiver ...........               --               --         (186,565)        (677,842)         (777,283)
      Reimbursement of Expenses by
         Adviser ..........................               --               --          (14,916)              --           (98,808)
                                              --------------   --------------   --------------   --------------    --------------
Total Waivers and Reimbursements ..........       (2,201,752)      (8,210,440)      (1,199,632)      (6,864,670)       (6,827,434)
                                              --------------   --------------   --------------   --------------    --------------
Total Net Expenses ........................        2,537,478       12,419,281          220,707        1,663,094           908,721
                                              --------------   --------------   --------------   --------------    --------------
Net Investment Income .....................          190,167        1,364,246           27,509          333,064            70,042
                                              --------------   --------------   --------------   --------------    --------------
Net Realized Gain on Investments ..........              564            2,097               --              735            16,418
                                              --------------   --------------   --------------   --------------    --------------
Increase in Net Assets Resulting from
   Operations .............................   $      190,731   $    1,366,343   $       27,509   $      333,799    $       86,460
                                              ==============   ==============   ==============   ==============    ==============

Amounts designated as "-" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2011

                                                                                                    CALIFORNIA TAX-FREE
                                                                                                     MONEY MARKET FUND
                                                                                              ------------------------------
                                                                                                  2011             2010
                                                                                              ------------------------------
Investment Activities:
   Net Investment Income ..................................................................   $     190,167    $     168,878
   Net Realized Gain on Investments .......................................................             564               --
                                                                                              -------------    -------------
Net Increase in Net Assets Resulting From Operations ......................................         190,731          168,878
                                                                                              -------------    -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................................................        (128,868)         (81,804)
      Class A Shares ......................................................................         (58,278)         (81,211)
      Class B Shares ......................................................................              --               --
      Class C Shares ......................................................................              --               --
      Class S Shares ......................................................................          (3,021)          (5,863)
                                                                                              -------------    -------------
         Total Dividends and Distributions ................................................        (190,167)        (168,878)
                                                                                              -------------    -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (A) ..............................................................      29,204,008     (462,603,673)
                                                                                              -------------    -------------
         Total Increase (Decrease) in Net Assets ..........................................      29,204,572     (462,603,673)
                                                                                              -------------    -------------
Net Assets:
   Beginning of Year ......................................................................     523,864,078      986,467,751
                                                                                              -------------    -------------
   End of Year ............................................................................   $ 553,068,650    $ 523,864,078
                                                                                              =============    =============
Undistributed Net Investment Income/(Accumulated Net Investment Loss) .....................   $      50,493    $      49,929
                                                                                              =============    =============

Amounts designated as " -" are either $0 or have been rounded to $0.

(A) For details on share transaction, on by class, see statement of changes net assets capital stock activity on page 24-27.

        The accompanying notes are an integral part of the financial statements.

22 HIGHMARK(R) FUNDS

                                                                                                       TREASURY PLUS
                                                               DIVERSIFIED MONEY MARKET                MONEY MARKET
                                                                         FUND                              FUND
                                                            -------------------------------   -------------------------------
                                                                 2011             2010             2011             2010
                                                            -------------------------------   -------------------------------
Investment Activities:
   Net Investment Income ................................   $    1,364,246   $    6,301,864   $       27,509   $       79,768
   Net Realized Gain on Investments .....................            2,097            1,597               --               --
                                                            --------------   --------------   --------------   --------------
Net Increase in Net Assets Resulting From Operations ....        1,366,343        6,303,461           27,509           79,768
                                                            --------------   --------------   --------------   --------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................       (1,107,284)      (5,467,391)         (25,751)         (76,405)
      Class A Shares ....................................         (184,091)        (680,925)          (1,758)          (3,363)
      Class B Shares ....................................               --               --               --               --
      Class C Shares ....................................               --               --               --               --
      Class S Shares ....................................          (72,871)        (153,548)              --               --
                                                            --------------   --------------   --------------   --------------
         Total Dividends and Distributions ..............       (1,364,246)      (6,301,864)         (27,509)         (79,768)
                                                            --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (A) ............................      (19,610,119)    (943,763,155)       8,480,567       34,297,790
                                                            --------------   --------------   --------------   --------------
         Total Increase (Decrease) in Net Assets ........      (19,608,022)    (943,761,558)       8,480,567       34,297,790
                                                            --------------   --------------   --------------   --------------
Net Assets:
   Beginning of Year ....................................    2,565,131,857    3,508,893,415      187,377,957      153,080,167
                                                            --------------   --------------   --------------   --------------
   End of Year ..........................................   $2,545,523,835   $2,565,131,857   $  195,858,524   $  187,377,957
                                                            ==============   ==============   ==============   ==============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .....................................   $       80,608   $       78,511   $          175   $          175
                                                            ==============   ==============   ==============   ==============

                                                                                                            100%
                                                                 U.S. GOVERNMENT MONEY              U.S. TREASURY MONEY
                                                                      MARKET FUND                       MARKET FUND
                                                            -------------------------------   -------------------------------
                                                                 2011             2010             2011             2010
                                                            -------------------------------   -------------------------------
Investment Activities:
   Net Investment Income ................................   $      333,064   $      770,164   $       70,042   $       90,147
   Net Realized Gain on Investments .....................              735               --           16,418            5,081
                                                            --------------   --------------   --------------   --------------
Net Increase in Net Assets Resulting From Operations ....          333,799          770,164           86,460           95,228
                                                            --------------   --------------   --------------   --------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................         (271,288)        (661,441)         (30,405)         (54,385)
      Class A Shares ....................................          (12,747)         (32,239)          (9,094)         (18,362)
      Class B Shares ....................................              (46)            (140)              --               --
      Class C Shares ....................................              (94)            (174)              --               --
      Class S Shares ....................................          (48,889)         (76,170)         (30,543)         (17,400)
                                                            --------------   --------------   --------------   --------------
         Total Dividends and Distributions ..............         (333,064)        (770,164)         (70,042)         (90,147)
                                                            --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (A) ............................      189,065,828       54,531,113     (301,806,589)     139,057,440
                                                            --------------   --------------   --------------   --------------
         Total Increase (Decrease) in Net Assets ........      189,066,563       54,531,113     (301,790,171)     139,062,521
                                                            --------------   --------------   --------------   --------------
Net Assets:
   Beginning of Year ....................................    1,152,786,827    1,098,255,714      875,383,209      736,320,688
                                                            --------------   --------------   --------------   --------------
   End of Year ..........................................   $1,341,853,390   $1,152,786,827   $  573,593,038   $  875,383,209
                                                            ==============   ==============   ==============   ==============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .....................................   $           --   $           --   $           --   $           --
                                                            ==============   ==============   ==============   ==============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 23

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)
FOR THE YEARS ENDED JULY 31

                                                                             CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                               -----------------------------------------------------------------
                                                                             2011                               2010
                                                                   SHARES           DOLLARS          SHARES           DOLLARS
                                                               -----------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................      512,725,924   $  512,725,924      290,787,104   $  290,787,104
      Reinvestment of Dividends and Distributions ..........              628              628              351              351
      Cost of Shares Redeemed ..............................     (472,579,563)    (472,579,563)    (433,617,326)    (433,617,326)
                                                               --------------   --------------   --------------   --------------
         Total Fiduciary Share Transactions ................       40,146,989       40,146,989     (142,829,871)    (142,829,871)
                                                               --------------   --------------   --------------   --------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      556,886,909      556,886,909      763,102,936      763,102,936
      Reinvestment of Dividends and Distributions ..........           58,258           58,258           81,208           81,208
      Cost of Shares Redeemed ..............................     (560,634,629)    (560,634,629)  (1,067,624,817)  (1,067,624,817)
                                                               --------------   --------------   --------------   --------------
         Total Class A Share Transactions ..................       (3,689,462)      (3,689,462)    (304,440,673)    (304,440,673)
                                                               --------------   --------------   --------------   --------------
   Class S Shares:
      Proceeds from Shares Issued ..........................       76,797,492       76,797,492       80,120,610       80,120,610
      Reinvestment of Dividends and Distributions ..........            2,846            2,846            5,863            5,863
      Cost of Shares Redeemed ..............................      (84,053,857)     (84,053,857)     (95,459,602)     (95,459,602)
                                                               --------------   --------------   --------------   --------------
         Total Class S Share Transactions ..................       (7,253,519)      (7,253,519)     (15,333,129)     (15,333,129)
                                                               --------------   --------------   --------------   --------------
      Net Increase (Decrease) from Capital Stock Activity ..       29,204,008   $   29,204,008     (462,603,673)  $ (462,603,673)
                                                               ==============   ==============   ==============   ==============

Amounts designated as " -" are either $0 or have been rounded to $0

        The accompanying notes are an integral part of the financial statements.

24 HIGHMARK(R) FUNDS

                                                                                  DIVERSIFIED MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2011                               2010
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    3,802,266,917   $ 3,802,266,917    2,824,103,317   $ 2,824,103,317
      Reinvestment of Dividends and Distributions ..........          168,287           168,287          947,131           947,131
      Cost of Shares Redeemed ..............................   (3,750,826,268)   (3,750,826,268)  (3,308,122,951)   (3,308,122,951)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................       51,608,936        51,608,936     (483,072,503)     (483,072,503)
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      596,354,791       596,354,791      387,787,168       387,787,168
      Reinvestment of Dividends and Distributions ..........          183,242           183,242          678,589           678,589
      Cost of Shares Redeemed ..............................     (592,488,110)     (592,488,110)    (797,078,083)     (797,078,083)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................        4,049,923         4,049,923     (408,612,326)     (408,612,326)
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................      833,912,760       833,912,760      720,255,934       720,255,934
      Reinvestment of Dividends and Distributions ..........           68,266            68,266          153,477           153,477
      Cost of Shares Redeemed ..............................     (909,250,004)     (909,250,004)    (772,487,737)     (772,487,737)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................      (75,268,978)      (75,268,978)     (52,078,326)      (52,078,326)
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..      (19,610,119)  $   (19,610,119)    (943,763,155)   $ (943,763,155)
                                                               ==============   ===============   ==============   ===============

                                                                                 TREASURY PLUS MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2011                               2010
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................      966,631,663   $   966,631,663      924,237,730   $   924,237,730
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................     (954,857,918)     (954,857,918)    (890,764,850)     (890,764,850)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................       11,773,745        11,773,745       33,472,880        33,472,880
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       22,301,296        22,301,296       28,097,674        28,097,674
      Reinvestment of Dividends and Distributions ..........            1,758             1,758            3,363             3,363
      Cost of Shares Redeemed ..............................      (25,596,232)      (25,596,232)     (27,276,127)      (27,276,127)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................       (3,293,178)       (3,293,178)         824,910           824,910
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..        8,480,567   $     8,480,567       34,297,790   $    34,297,790
                                                               ==============   ===============   ==============   ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 25

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                U.S. GOVERNMENT MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2011                               2010
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    6,751,644,991   $ 6,751,644,991    5,631,634,038   $ 5,631,634,038
      Reinvestment of Dividends and Distributions ..........            4,862             4,862           14,833            14,833
      Cost of Shares Redeemed ..............................   (6,502,196,456)   (6,502,196,456)  (5,572,519,920)   (5,572,519,920)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      249,453,397       249,453,397       59,128,951        59,128,951
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       80,741,580        80,741,580       82,720,179        82,720,179
      Reinvestment of Dividends and Distributions ..........           12,680            12,680           32,225            32,225
      Cost of Shares Redeemed ..............................      (66,989,449)      (66,989,449)    (108,184,052)     (108,184,052)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................       13,764,811        13,764,811      (25,431,648)      (25,431,648)
                                                               --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ..........................           36,896            36,896          303,485           303,485
      Reinvestment of Dividends and Distributions ..........               46                46              134               134
      Cost of Shares Redeemed ..............................          (64,253)          (64,253)        (364,426)         (364,426)
                                                               --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions ..................          (27,311)          (27,311)         (60,807)          (60,807)
                                                               --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ..........................        1,314,608         1,314,608          370,161           370,161
      Reinvestment of Dividends and Distributions ..........               88                88              169               169
      Cost of Shares Redeemed ..............................       (1,365,074)       (1,365,074)        (357,577)         (357,577)
                                                               --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions ..................          (50,378)          (50,378)          12,753            12,753
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................    1,089,861,082     1,089,861,082      769,695,167       769,695,167
      Reinvestment of Dividends and Distributions ..........           45,509            45,509           76,170            76,170
      Cost of Shares Redeemed ..............................   (1,163,981,282)   (1,163,981,282)    (748,889,473)     (748,889,473)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................      (74,074,691)      (74,074,691)      20,881,864        20,881,864
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..      189,065,828   $   189,065,828       54,531,113   $    54,531,113
                                                               ==============   ===============   ==============   ===============

Amounts designated as " -" are either $0 or have been rounded to $0

        The accompanying notes are an integral part of the financial statements.

26 HIGHMARK(R) FUNDS

                                                                               100% U.S. TREASURY MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2011                               2010
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    1,217,901,265   $ 1,217,901,265    1,207,768,792   $ 1,207,768,792
      Reinvestment of Dividends and Distributions ..........              795               795            1,988             1,988
      Cost of Shares Redeemed ..............................   (1,229,015,783)   (1,229,015,783)  (1,254,622,489)   (1,254,622,489)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      (11,113,723)      (11,113,723)     (46,851,709)      (46,851,709)
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      166,236,480       166,236,480      166,495,073       166,495,073
      Reinvestment of Dividends and Distributions ..........            9,090             9,090           18,359            18,359
      Cost of Shares Redeemed ..............................     (218,047,890)     (218,047,890)    (184,970,150)     (184,970,150)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................      (51,802,320)      (51,802,320)     (18,456,718)      (18,456,718)
                                                               --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................    1,533,379,319     1,533,379,319    1,084,081,013     1,084,081,013
      Reinvestment of Dividends and Distributions ..........           28,040            28,040           17,400            17,400
      Cost of Shares Redeemed ..............................   (1,772,297,905)   (1,772,297,905)    (879,732,546)     (879,732,546)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................     (238,890,546)     (238,890,546)     204,365,867       204,365,867
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..     (301,806,589)  $  (301,806,589)     139,057,440   $   139,057,440
                                                               ==============   ===============   ==============   ===============

                                                            HIGHMARK(R) FUNDS 27

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS ENDED JULY 31,

                                                                                                   DIVIDENDS AND
                                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                    ---------------------------                --------------------
                                           NET
                                          ASSET                   NET REALIZED                                           TOTAL
                                          VALUE,       NET       AND UNREALIZED     TOTAL          NET                   FROM
                                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                        OF PERIOD    INCOME+      INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00     $ 0.001        $   --++        $0.001      $(0.001)       $--       $ (0.001)
   2010                                    1.00          --++          --++            --++         --++       --             --++
   2009                                    1.00       0.011            --           0.011       (0.011)        --        (0.011)
   2008                                    1.00       0.024         0.001           0.025       (0.025)        --        (0.025)
   2007                                    1.00       0.031            --           0.031       (0.031)        --        (0.031)

   CLASS A SHARES
   2011                                   $1.00     $    --++      $   --          $   --++    $    --++      $--       $    --++
   2010                                    1.00          --++          --++            --++         --++       --            --++
   2009                                    1.00       0.009            --           0.009       (0.009)        --        (0.009)
   2008                                    1.00       0.022         0.001           0.023       (0.023)        --        (0.023)
   2007                                    1.00       0.028            --           0.028       (0.028)        --        (0.028)

   CLASS S SHARES
   2011                                   $1.00     $    --++      $   --++        $   --++    $    --++      $--       $    --++
   2010                                    1.00          --++          --++            --++         --++       --            --++
   2009                                    1.00       0.007            --           0.007       (0.007)        --        (0.007)
   2008                                    1.00       0.019         0.001           0.020       (0.020)        --        (0.020)
   2007                                    1.00       0.026            --           0.026       (0.026)        --        (0.026)

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2011                                   $1.00     $ 0.001        $   --++        $0.001      $(0.001)       $--       $(0.001)
   2010                                    1.00       0.003            --++         0.003       (0.003)        --        (0.003)
   2009                                    1.00       0.015            --           0.015       (0.015)        --        (0.015)
   2008                                    1.00       0.037            --           0.037       (0.037)        --        (0.037)
   2007                                    1.00       0.049            --           0.049       (0.049)        --        (0.049)

   CLASS A SHARES
   2011                                   $1.00     $ 0.001        $   --++        $0.001      $(0.001)       $--       $(0.001)
   2010                                    1.00       0.001            --++         0.001       (0.001)        --        (0.001)
   2009                                    1.00       0.013            --           0.013       (0.013)        --        (0.013)
   2008                                    1.00       0.034         0.001           0.035       (0.035)        --        (0.035)
   2007                                    1.00       0.046            --           0.046       (0.046)        --        (0.046)

   CLASS S SHARES
   2011                                   $1.00     $ 0.001        $   --++        $0.001      $(0.001)       $--       $(0.001)
   2010                                    1.00       0.001            --++         0.001       (0.001)        --        (0.001)
   2009                                    1.00       0.010            --           0.010       (0.010)        --        (0.010)
   2008                                    1.00       0.032            --           0.032       (0.032)        --        (0.032)
   2007                                    1.00       0.044            --           0.044       (0.044)        --        (0.044)

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00     $    --++      $   --          $   --++    $    --++      $--++     $    --++
   2010                                    1.00       0.001            --           0.001       (0.001)        --        (0.001)
   2009 (1)                                1.00       0.004^           --           0.004       (0.004)        --        (0.004)

   CLASS A SHARES
   2011                                   $1.00     $    --++      $   --          $   --++    $    --++      $--++     $    --++
   2010                                    1.00          --++          --              --           --++       --            --++
   2009 (1)                                1.00       0.001^           --           0.001       (0.001)        --        (0.001)

   CLASS S SHARES
   2011 (2)                               $1.00     $    --++      $   --          $   --      $    --        $--       $    --
   2010 (2)                                1.00          --            --              --           --         --            --
   2009 (1)(2)                             1.00          --^           --              --           --         --            --

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE     RATIO OF
                                           NET                    NET                       NET ASSETS        NET
                                          ASSET                 ASSETS,        RATIO        EXCLUDING     INVESTMENT
                                          VALUE,                  END       OF EXPENSES    FEE WAIVERS      INCOME
                                           END       TOTAL     OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE
                                        OF PERIOD   RETURN*      (000)       NET ASSETS    OF EXPENSES    NET ASSETS
---------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00      0.06%     $  240,393      0.46%           0.76%          0.06%
   2010                                    1.00      0.03         200,245      0.40+++         0.78           0.03
   2009                                    1.00      1.15         343,075      0.54+++         0.79           1.14
   2008                                    1.00      2.55         460,265      0.49            0.76           2.42
   2007                                    1.00      3.13         226,583      0.48            0.79           3.08

   CLASS A SHARES
   2011                                   $1.00      0.02%     $  296,035      0.50%           1.01%          0.02%
   2010                                    1.00      0.02         299,724      0.42+++         1.03           0.02
   2009                                    1.00      0.93         604,164      0.78+++         1.04           0.90
   2008                                    1.00      2.30         674,650      0.74            1.01           2.17
   2007                                    1.00      2.87         329,718      0.72            1.04           2.83

   CLASS S SHARES
   2011                                   $1.00      0.02%     $   16,642      0.49%           1.06%          0.03%
   2010                                    1.00      0.02          23,895      0.42+++         1.08           0.02
   2009                                    1.00      0.73          39,228      0.97+++         1.09           0.71
   2008                                    1.00      2.04          34,968      0.99            1.06           1.92
   2007                                    1.00      2.61          56,721      0.98            1.09           2.60

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2011                                   $1.00      0.06%     $1,984,330      0.48%           0.75%          0.06%
   2010                                    1.00      0.25       1,932,702      0.56+++         0.76           0.26
   2009                                    1.00      1.55       2,415,777      0.58+++         0.80           1.53
   2008                                    1.00      3.81       2,193,518      0.54            0.76           3.66
   2007                                    1.00      4.98       1,764,559      0.52            0.78           4.87

   CLASS A SHARES
   2011                                   $1.00      0.05%     $  454,082      0.49%           1.00%          0.04%
   2010                                    1.00      0.10         450,045      0.73+++         1.01           0.10
   2009                                    1.00      1.30         858,653      0.83+++         1.05           1.28
   2008                                    1.00      3.55         981,601      0.79            1.01           3.41
   2007                                    1.00      4.72         792,969      0.78            1.03           4.62

   CLASS S SHARES
   2011                                   $1.00      0.05%     $  107,112      0.50%           1.05%          0.04%
   2010                                    1.00      0.07         182,385      0.75+++         1.06           0.07
   2009                                    1.00      1.05         234,462      1.08+++         1.10           1.03
   2008                                    1.00      3.29         333,995      1.04            1.06           3.16
   2007                                    1.00      4.47         372,409      1.03            1.08           4.37

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00      0.02%     $  184,480      0.13%           0.79%          0.01%
   2010                                    1.00      0.05         172,706      0.14+++         0.80           0.05
   2009 (1)                                1.00      0.41         139,233      0.15**+++       0.80**         0.23**

   CLASS A SHARES
   2011                                   $1.00      0.02%     $   11,379      0.12%           1.04%          0.02%
   2010                                    1.00      0.03          14,672      0.16+++         1.05           0.03
   2009 (1)                                1.00      0.10          13,847      0.30**+++       1.05**         0.08**

   CLASS S SHARES
   2011 (2)                               $1.00      0.00%     $       --      0.12%           0.54%          0.02%
   2010 (2)                                1.00      0.00              --      0.14+++         1.10           0.05
   2009 (1)(2)                             1.00      0.00              --      0.15**+++       0.55**         0.23**

        The accompanying notes are an integral part of the financial statements.

28 HIGHMARK(R) FUNDS

                                                                                                   DIVIDENDS AND
                                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                    ---------------------------                --------------------
                                           NET
                                          ASSET                   NET REALIZED                                           TOTAL
                                          VALUE,        NET      AND UNREALIZED      TOTAL         NET                    FROM
                                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                        OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00       $   --++      $    --++       $   --++    $    --++   $  --       $    --++
   2010                                    1.00        0.001             --          0.001       (0.001)       --        (0.001)
   2009                                    1.00        0.009^            --          0.009       (0.009)       --        (0.009)
   2008                                    1.00        0.031          0.001          0.032       (0.032)       --        (0.032)
   2007                                    1.00        0.048             --          0.048       (0.048)       --        (0.048)

   CLASS A SHARES
   2011                                   $1.00       $   --++      $    --++       $   --++    $    --++   $  --       $    --++
   2010                                    1.00        0.001             --          0.001       (0.001)       --        (0.001)
   2009                                    1.00        0.008^            --          0.008       (0.008)       --        (0.008)
   2008                                    1.00        0.029          0.001          0.030       (0.030)       --        (0.030)
   2007                                    1.00        0.045             --          0.045       (0.045)       --        (0.045)

   CLASS B SHARES
   2011                                   $1.00       $   --++      $    --++       $   --++    $    --++   $  --       $    --++
   2010                                    1.00        0.001             --          0.001       (0.001)       --        (0.001)
   2009                                    1.00        0.005^            --          0.005       (0.005)       --        (0.005)
   2008                                    1.00        0.022          0.001          0.023       (0.023)       --        (0.023)
   2007                                    1.00        0.038             --          0.038       (0.038)       --        (0.038)

   CLASS C SHARES
   2011                                   $1.00       $   --++      $    --++       $   --++    $    --++   $  --       $    --++
   2010                                    1.00        0.001             --          0.001       (0.001)       --        (0.001)
   2009                                    1.00        0.006^            --          0.006       (0.006)       --        (0.006)
   2008                                    1.00        0.024          0.001          0.025       (0.025)       --        (0.025)
   2007                                    1.00        0.041             --          0.041       (0.041)       --        (0.041)

   CLASS S SHARES
   2011                                   $1.00       $   --++      $    --++       $   --++    $    --++   $  --       $    --++
   2010                                    1.00           --++           --             --++         --++      --            --++
   2009                                    1.00        0.007^            --          0.007       (0.007)       --        (0.007)
   2008                                    1.00        0.026          0.001          0.027       (0.027)       --        (0.027)
   2007                                    1.00        0.043             --          0.043       (0.043)       --        (0.043)

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE     RATIO OF
                                           NET                    NET                       NET ASSETS        NET
                                          ASSET                 ASSETS,        RATIO        EXCLUDING     INVESTMENT
                                          VALUE,                  END       OF EXPENSES    FEE WAIVERS      INCOME
                                           END        TOTAL    OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE
                                        OF PERIOD   RETURN*      (000)       NET ASSETS    OF EXPENSES    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00      0.03%     $1,181,823      0.16%           0.76%          0.03%
   2010                                    1.00      0.08         932,370      0.16+++         0.77           0.08
   2009                                    1.00      0.95         873,242      0.49+++         0.80           0.88
   2008                                    1.00      3.25         576,230      0.54            0.78           3.14
   2007                                    1.00      4.90         456,802      0.53            0.79           4.80

   CLASS A SHARES
   2011                                   $1.00      0.03%     $   54,653      0.16%           1.01%          0.03%
   2010                                    1.00      0.06          40,888      0.18+++         1.02           0.06
   2009                                    1.00      0.79          66,319      0.67+++         1.05           0.70
   2008                                    1.00      2.99          80,235      0.79            1.05           2.89
   2007                                    1.00      4.64          33,560      0.78            1.04           4.55

   CLASS B SHARES
   2011                                   $1.00      0.03%     $      148      0.16%           1.51%          0.03%
   2010                                    1.00      0.06             175      0.18+++         1.52           0.06
   2009                                    1.00      0.47             236      0.94+++         1.55           0.43
   2008                                    1.00      2.30             127      1.48            1.51           2.20
   2007                                    1.00      3.91             432      1.48            1.54           3.85

   CLASS C SHARES
   2011                                   $1.00      0.03%     $      270      0.16%           1.26%          0.03%
   2010                                    1.00      0.06             321      0.18+++         1.27           0.06
   2009                                    1.00      0.58             308      0.82+++         1.30           0.55
   2008                                    1.00      2.53             251      1.24            1.28           2.44
   2007                                    1.00      4.16              29      1.23            1.29           4.09

   CLASS S SHARES
   2011                                   $1.00      0.03%     $  104,959      0.16%           1.06%          0.03%
   2010                                    1.00      0.05         179,034      0.19+++         1.07           0.05
   2009                                    1.00      0.67         158,151      0.78+++         1.10           0.59
   2008                                    1.00      2.74         161,100      1.04            1.08           2.64
   2007                                    1.00      4.38         128,681      1.03            1.09           4.30

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 **   ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09, RESPECTIVELY, WAS 0.01% AND 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET FUND, 0.01% AND 0.04% FOR THE DIVERSIFIED MONEY MARKET FUND, 0.00% AND 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND AND 0.00% AND 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON AUGUST 14, 2008.

(2) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIODS SHOWN, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 29

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS ENDED JULY 31,

                                                                                          DIVIDENDS AND
                                              INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                  NET      ---------------------------                --------------------
                                 ASSET                   NET REALIZED                                            TOTAL
                                 VALUE,       NET       AND UNREALIZED      TOTAL        NET                     FROM
                               BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                               OF PERIOD    INCOME+       INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2011                          $1.00      $   --++       $   --++        $   --++    $    --++     $--       $    --++
   2010                           1.00          --++           --++            --           --++      --            --++
   2009                           1.00       0.003             --           0.003       (0.003)       --        (0.003)
   2008                           1.00       0.023             --           0.023       (0.023)       --        (0.023)
   2007                           1.00       0.045             --           0.045       (0.045)       --        (0.045)

   CLASS A SHARES
   2011                          $1.00      $   --++       $   --++        $   --++    $    --++     $--       $    --++
   2010                           1.00          --++           --++            --           --++      --            --++
   2009                           1.00       0.002             --           0.002       (0.002)       --        (0.002)
   2008                           1.00       0.020             --           0.020       (0.020)       --        (0.020)
   2007                           1.00       0.042             --           0.042       (0.042)       --        (0.042)

   CLASS S SHARES
   2011                          $1.00      $   --++       $   --++        $   --++    $    --++     $--       $    --++
   2010                           1.00          --++           --++            --           --++      --            --++
   2009                           1.00       0.001             --           0.001       (0.001)       --        (0.001)
   2008                           1.00       0.018             --           0.018       (0.018)       --        (0.018)
   2007                           1.00       0.040             --           0.040       (0.040)       --        (0.040)

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE     RATIO OF
                                           NET                    NET                       NET ASSETS       NET
                                          ASSET                 ASSETS,        RATIO        EXCLUDING     INVESTMENT
                                          VALUE,                  END       OF EXPENSES    FEE WAIVERS      INCOME
                                           END       TOTAL     OF PERIOD    TO AVERAGE    AND REDUCTION   TO AVERAGE
                                        OF PERIOD   RETURN*      (000)      NET ASSETS     OF EXPENSES    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2011                                   $1.00      0.01%     $  394,618      0.11%           0.76%          0.01%
   2010                                    1.00      0.01         405,745      0.13+++         0.77           0.01
   2009                                    1.00      0.27         452,594      0.36+++         0.80           0.25
   2008                                    1.00      2.27         465,490      0.54            0.76           2.21
   2007                                    1.00      4.56         334,211      0.53            0.78           4.47

   CLASS A SHARES
   2011                                   $1.00      0.01%     $   93,087      0.11%           1.01%          0.01%
   2010                                    1.00      0.01         144,867      0.13+++         1.02           0.01
   2009                                    1.00      0.19         163,323      0.42+++         1.05           0.19
   2008                                    1.00      2.02         125,056      0.79            1.01           1.96
   2007                                    1.00      4.30         151,880      0.78            1.03           4.22

   CLASS S SHARES
   2011                                   $1.00      0.01%     $   85,888      0.11%           1.06%          0.01%
   2010                                    1.00      0.01         324,771      0.13+++         1.07           0.01
   2009                                    1.00      0.14         120,404      0.52+++         1.10           0.09
   2008                                    1.00      1.77         168,509      1.04            1.06           1.71
   2007                                    1.00      4.04         228,905      1.03            1.08           3.97

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09 WAS 0.01% AND 0.04%, RESPECTIVELY FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

        The accompanying notes are an integral part of the financial statements.

30 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2011

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with thirty-one separate funds. The following funds of the Trust are included in these financial statements: California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to five classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Funds.

A summary of the levels for each of Fund's investments as of July 31, 2011 is included with each Fund's schedule of investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") are designed to ensure that the market value of the collateral is

                                                            HIGHMARK(R) FUNDS 31

JULY 31, 2011

sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by HighMark's Board of Trustees (the "Board"), members of the Board (the "Trustees") who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an investment advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market ......  0.30%
Diversified Money Market ..............  0.30%
Treasury Plus Money Market ............  0.30%
U.S. Government  Money  Market ........  0.30%
100% U.S. Treasury Money Market .......  0.30%

The Adviser contractually agreed to reduce its fees through November 30, 2011 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS S
                                       SHARES      SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------
California Tax-Free Money Market ..     0.55%      0.80%      n/a       n/a      1.05%
Diversified Money Market ..........     0.57       0.82       n/a       n/a      1.07
Treasury Plus Money Market ........     0.55       0.80       n/a       n/a      1.05
U.S. Government Money Market ......     0.57       0.82      1.52      1.27      1.07
100% U.S. Treasury Money Market ...     0.55       0.80       n/a       n/a      1.05

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund(s) any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occur(ed), subject to certain limitations. This recoupment could reduce a Fund's future total return. For the year ended July 31, 2011 the Funds did not recoup any fees or expenses.

On July 31, 2011, the amounts subject to possible future recoupment under the Funds' expense limitation agreement are as follows:

                                                          EXPIRING     EXPIRING
                                                            2013         2014
                                                         ----------   ----------
CA Tax-Free Money Market ............................    $  647,577   $  359,676
Diversified Money Market ............................            --      886,489
Treasury Plus Money Market ..........................       362,876      546,346
U.S. Government Money Market ........................     2,147,285    3,014,215
100% US Treasury Money Market .......................     1,508,719    2,649,621

A Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

The Administrator and HighMark are parties to an administrative services agreement ("Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the year ended July 31, 2011, the Administrator voluntarily waived a portion of its administration fee for the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc., (the "Sub-Administrator") formerly known as PNC Global Investment Servicing (U.S.) Inc., performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the year ended July 31, 2011, the Sub-Administrator earned sub-administration fees in the amount of $1,289,592.

32 HIGHMARK(R) FUNDS

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 0.75% of the daily net assets attributable to each Fund's Class C Shares and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the year ended July 31, 2011. The Distributor waived the following amounts during the period:

FUND                                         CLASS A    CLASS B   CLASS C    CLASS S
--------------------------------            ---------   -------   -------   ---------
California Tax-Free Money Market ........   $ 591,652       N/A     N/A     $   85,996
Diversified Money Market ................     956,957       N/A     N/A        766,938
Treasury Plus Money Market ..............      23,863       N/A     N/A            N/A
U.S. Government Money Market ............     105,768     1,093   2,013        798,922
100% U.S. Treasury Money Market .........     301,669       N/A     N/A      1,784,170

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2011. For the year ended July 31, 2011, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $543,259, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

             YEARS SINCE                         CONTINGENT DEFERRED
            PURCHASE MADE                           SALES CHARGE
         -----------------------------------------------------------
               First ...........................        5%
               Second ..........................        4%
               Third ...........................        3%
               Fourth ..........................        3%
               Fifth ...........................        2%
               Sixth ...........................        1%
               Seventh and Eighth ..............       None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

                                                            HIGHMARK(R) FUNDS 33

JULY 31, 2011

Permanent differences, primarily attributable to net capital loss carry forward(s) expiring and the characterization of income and capital gain distributions, have been reclassified to/from the following accounts:

                                              UNDISTRIBUTED    UNDISTRIBUTED
                                              NET INVESTMENT   NET REALIZED      PAID-IN
                                                  INCOME           GAIN          CAPITAL
                                              --------------   -------------   -----------
California Tax-Free Money Market ..........     $    564         $   (564)      $     --
Diversified Money Market ..................        2,097           (2,097)            --
Treasury Plus Money Market ................           --               --             --
U.S. Government Money Market ..............           --           14,116        (14,116)
100% U.S. Treasury Money Market ...........           --           87,431        (87,431)

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2011 and July 31, 2010 were as follows:

                                                                             LONG-TERM
                                                TAX-EXEMPT      ORDINARY      CAPITAL    RETURN OF
                                                  INCOME         INCOME        GAIN       CAPITAL        TOTAL
                                               ------------   ------------   ---------   ---------   -------------
California Tax-Free Money Market
   2011 ....................................   $    189,596   $        571   $      --   $      --   $     190,167
   2010 ....................................        168,843             35          --          --         168,878
Diversified Money Market
   2011 ....................................             --      1,364,246          --          --       1,364,246
   2010 ....................................             --      6,301,864          --          --       6,301,864
Treasury Plus Money Market
   2011 ....................................             --         27,509          --          --          27,509
   2010 ....................................             --         79,768          --          --          79,768
U.S. Government Money Market
   2011 ....................................             --        333,064          --          --         333,064
   2010 ....................................             --        770,164          --          --         770,164
100% U.S. Treasury Money Market
   2011 ....................................             --         70,042          --          --          70,042
   2010 ....................................             --         90,147          --          --          90,147

As of July 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows: TOTAL DISTRIBUTABLE

                                                    UNDISTRIBUTED    UNDISTRIBUTED   UNDISTRIBUTED       CAPITAL
                                                       ORDINARY       TAX-EXEMPT       LONG-TERM          LOSS
                                                        INCOME          INCOME        CAPITAL GAIN    CARRYFORWARD
                                                    -------------   --------------   -------------   -------------
California Tax-Free Money Market ...............    $          --   $     54,591     $          --   $          --
Diversified Money Market .......................          109,580             --                --              --
Treasury Plus Money Market .....................              624             --                --              --
U.S. Government Money Market ...................            4,951             --                --          (1,731)
100% U.S. Treasury Money Market ................              812             --                --         (77,033)

                                                                                                         TOTAL
                                                                                                     DISTRIBUTABLE
                                                        POST-         UNREALIZED         OTHER          EARNINGS
                                                       OCTOBER       APPRECIATION      TEMPORARY      (ACCUMULATED
                                                       LOSSES       (DEPRECIATION)    DIFFERENCES        LOSSES)
                                                    -------------   --------------   -------------   -------------
California Tax-Free Money Market ...............    $          --   $         --     $      (4,098)  $      50,493
Diversified Money Market .......................               --             --           (28,972)         80,608
Treasury Plus Money Market .....................               --             --              (449)            175
U.S. Government Money Market ...................               --             --            (4,951)         (1,731)
100% U.S. Treasury Money Market ................               --         (1,979)             (812)        (79,012)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

34 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2011

Post-October losses represent losses realized on investment transactions from November 1, 2010 through July 31, 2011, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                         2012     2013      2014       2015      2016      2017      2018      2019     TOTAL
                                       --------   ------   -------   -------   --------   -------   ------   -------   --------
U.S. Government Money Market .......   $     --   $1,112   $   618   $    --   $     --   $    --   $    1   $    --   $  1,731
100% U.S. Treasury Money Market ....         --       --        --    16,174     11,980        --       --    48,879     77,033

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

During the year ended July 31, 2011, capital loss carryforwards that were utilized and/or expired are as follows:

U.S. Government Money Market .......   $14,850
100% U.S. Treasury Money Market ....    87,431

5. CONCENTRATION OF CREDIT RISK

The California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in California.

6. MARKET

On August 5, 2011, Standard & Poor's ("S&P") lowered the long-term sovereign credit rating of U.S. Government debt obligations from AAA to AA+. Shortly thereafter, S&P also downgraded the long-term credit ratings of U.S. Government-sponsored enterprises. These actions initially have had an adverse effect on financial markets. It is possible that the downgrade of the U.S. Government's credit rating may create broader financial turmoil and uncertainty, which would weigh heavily on the global financial system. The downgrade could, for example, disrupt money markets, long-term or short-term fixed income markets, foreign exchange markets, commodities markets and equity markets. These adverse consequences could extend to the borrowers of the loans held by a Fund and, as a result, could materially and adversely affect returns on a Fund's investments, the ability of borrowers to continue to pay their debt service or refinance and repay their loans as they become due and a Funds' ability to continue to acquire targeted assets on attractive terms. While it is not possible to precisely predict the longer-term impact of the downgrade on the financial markets and the participants therein, it might be material and adverse to a Fund(s).

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there are no subsequent events that would require disclosure in or adjustment to the financial statements.

                                                            HIGHMARK(R) FUNDS 35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE HIGHMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund (collectively, the "Funds"), five of the thirty-one portfolios constituting the HighMark Funds (the "Trust") as of July 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund as of July 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 23, 2011

36 HIGHMARK(R) FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2011 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2011, each Fund is designating the following items with regard to distributions paid during the year.

                                                                           QUALIFIED
                                                                           DIVIDENDS
                                                                              AND     QUALIFYING
                                                                           CORPORATE   DIVIDEND
                            15% RATE     ORDINARY                          DIVIDENDS    INCOME
                           LONG-TERM      INCOME      TAX EXEMPT            RECEIVED   (15% TAX      U.S.     QUALIFIED   QUALIFIED
                          CAPITAL GAIN DISTRIBUTIONS    INCOME             DEDUCTION   RATE FOR   GOVERNMENT   INTEREST  SHORT-TERM
FUND                      DISTRIBUTION  (TAX BASIS)  DISTRIBUTIONS  TOTAL     (1)      QDI) (2)  INTEREST (3)   INCOME  CAPITAL GAIN
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free
   Money Market (4) ....      0.00%         0.30%        99.70%    100.00%    0.00%      0.00%       0.00%     100.00%     0.00%
Diversified Money
   Market ..............      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%       0.00%      99.87%     0.00%
Treasury Plus Money
   Market ..............      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%      54.70%     100.00%     0.00%
U.S. Government Money
   Market ..............      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%     100.00%     100.00%     0.00%
100% U.S. Treasury Money
   Market (5) ..........      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%     100.00%     100.00%     0.00%

--------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS THAT QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2011.

(5) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2011. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.

                                                            HIGHMARK(R) FUNDS 37

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 23, 2011.

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                               OFFICE                                                IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                             POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX            TRUSTEE
      NAME,                   HELD WITH         TIME                   DURING PAST                     OVERSEEN         DURING PAST
ADDRESS(1) AND AGE            THE TRUST       SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES        Trustee,         Since 3/04   From April 1, 1992 to present,                  29                None
David Benkert               Chairman                      Director, Navigant Consulting, Inc.
54                                                        (financial consulting).

Thomas L. Braje             Trustee          Since 6/87   Prior to retirement in October 1996,            29                None
68                                                        Vice President and Chief Financial
                                                          Officer of Bio-Rad Laboratories, Inc.

Evelyn S. Dilsaver          Trustee, Audit   Since 1/08   Since January 2010, Member, Board of            29            Aeropostale,
56                          Committee                     Directors of Tempur-Pedic                                     Inc. (ARO);
                            Chairman                      International Inc. (mattress                                   Longs Drug
                                                          manufacturer). Since November 2009,                           Corporation
                                                          Member, Board of Directors of Blue                             (LDG)(5);
                                                          Shield of California (health                                    Russell
                                                          insurance). Formerly Executive Vice                             Exchange
                                                          President for The Charles Schwab                              Traded Funds
                                                          Corporation, and President and Chief                             Trust;
                                                          Executive Officer of Charles Schwab                            Tamalpais
                                                          Investment Management, Inc. Prior to                            Bancorp
                                                          July 2004, Senior Vice President,                               (TAMB);
                                                          Asset Management Products and                                 Tempur-Pedic
                                                          Services, Charles Schwab Investment                          International
                                                          Management, Inc. Prior to July 2003,                           Inc. (TPX)
                                                          Executive Vice President - Chief
                                                          Financial Officer and Chief
                                                          Administrative Officer for U.S. Trust
                                                          Company, then a subsidiary of The
                                                          Charles Schwab Corporation.

David A. Goldfarb           Trustee          Since 6/87   Since January 2010, owner of David A.           29                None
69                                                        Goldfarb, CPA. From 1987 to 2009,
                                                          Partner, Goldfarb & Simens Certified
                                                          Public Accountants.

Michael L. Noel             Trustee,         Since 12/98  President, Noel Consulting Company              29            Avista Corp.
70                          Vice Chairman,                since 1998. Member, Saber Partners                               (AVA)
                            Governance                    (financial advisory firm) since 2002.
                            Committee                     Member, Board of Directors, Avista
                            Chairman                      Corp. (utility company), since
                                                          January 2004. Member, Board of
                                                          Directors, SCAN Health Plan, since
                                                          1997.

Mindy M. Posoff             Trustee          Since 10/10  Managing Director, Traversent Capital           29                None
Age: 55                                                   Partners (financial consulting) since
                                                          January 2010. From January 2003 to
                                                          December 2009, Managing Director,
                                                          NewMarket Capital Partners, LLC
                                                          (asset management).

INTERESTED TRUSTEE AND OFFICERS
Earl A. Malm II(6)          Trustee,         Since 12/05  President, Chief Executive Officer              29                None
350 California Street       President        (President)  and Director of the Adviser since
San Francisco, CA 94104                      Since 1/08   October 2002. Chairman of the Board
62                                           (Trustee)    of the Adviser since February 2005.

Colleen Cummings            Assistant        Since 6/10   Vice President and Senior Director,             N/A               N/A
4400 Computer Drive         Treasurer                     Client Services Administration, BNY
Westborough, MA 01581                                     Mellon Investment Servicing (US) Inc.
40

38 HIGHMARK(R) FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                               OFFICE                                                IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                             POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX            TRUSTEES
      NAME,                   HELD WITH         TIME                   DURING PAST                     OVERSEEN         DURING PAST
ADDRESS(1) AND AGE            THE TRUST       SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
Pamela O'Donnell            Vice President,  Since 12/05  Vice President and Director of Mutual           N/A               N/A
350 California Street       Treasurer and    (Treasurer)  Fund Administration of the Adviser
San Francisco, CA 94104     Chief Financial  Since 3/09   since 2005.
47                          Officer          (Vice
                                             President)
                                             Since 6/10
                                             (Chief
                                             Financial
                                             Officer)

Kevin Rowell                Vice President,  Since 09/10  Senior Vice President and Managing              N/A               N/A
350 California Street       Treasurer and                 Director of the Adviser since June
San Francisco, CA 94104     Assistant                     2010. From 2008 to 2010, President,
Age: 51                     Secretary                     Hennessy Funds. From 2006 to 2007,
                                                          Executive Vice President, head of
                                                          U.S. Distribution, Pioneer
                                                          Investments.

Catherine M. Vacca          Chief            Since 9/04   Senior Vice President and Chief                 N/A               N/A
350 California Street       Compliance                    Compliance Officer of the Adviser
San Francisco, CA 94104     Officer                       since July 2004.
54

Helen Robichaud             Secretary        Since 03/10  Managing Director and Senior Counsel,           N/A               N/A
201 Washington Street,                                    BNY Mellon Investment Servicing (US)
34th Floor                                                Inc. since January 2010. Director of
Boston, MA 02108                                          Fund Regulatory Services of J.P.
Age: 59                                                   Morgan from June 2008 to December
                                                          2009. Associate General Counsel of
                                                          J.P. Morgan from August 1995 to June
                                                          2008.

Julie M. Powers             Assistant        Since 12/10  Vice President and Senior Manager of            N/A               N/A
201 Washington Street,      Secretary                     BNY Mellon Investment Servicing (US)
34th Floor                                                Inc. since August 2005.
Boston, MA 02108
Age: 42

--------------------
1 Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, San Francisco, CA 94104.

2 Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his successor shall have been elected and qualified in accordance with the Trust's Declaration of Trust.

3 The "HighMark Funds Complex" consists of all registered investment companies for which the Adviser serves as investment adviser.

4 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

6 Earle Malm is an Interested Trustee by virtue of his position with the Adviser.

                                                            HIGHMARK(R) FUNDS 39

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the 1940 Act) of HighMark or the Adviser ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement to determine whether to approve the continuation of the agreement with respect to the Funds and the other series of HighMark for an additional one-year period. In connection with this annual determination, the Trustees receive materials that the Adviser believes to be reasonably necessary for the Trustees to evaluate the agreement. With respect to the Funds, these materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps,

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser with respect to its provision of services to the Funds and

      o other information obtained through the completion of an informational questionnaire sent to the Adviser by the Trustees.

The Board of Trustees may also consider other matters such as:

      o     the Adviser's financial results and financial condition,

      o the size, education and experience of the Adviser's investment staff and its use of technology, external research and trading cost measurement tools,

      o     the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay for research services for the Adviser,

      o the Adviser's resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser. The Trustees also meet with, and ask questions of, representatives of the Adviser, either in person or by conference telephone.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds at meetings held on June 29-30, 2011.

In considering whether to approve the continuation of the Investment Advisory Agreement with respect to the Funds at the meetings held on June 29-30, 2011, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Investment Advisory Agreement as it relates to the Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE INVESTMENT ADVISORY AGREEMENT. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the nature, extent and quality of services provided supported the renewal of the Investment Advisory Agreement with respect to the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Adviser about Fund performance at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund's performance supported the renewal of the Investment Advisory Agreement relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessar-

40 HIGHMARK(R) FUNDS
ily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Investment Advisory Agreement with respect to such Fund. These factors included one or more of the following:
(1) that the underperformance was attributable, to a significant extent, to investment decisions by the Adviser that were reasonable and consistent with the Fund's investment objective and policies; and (2) that the Adviser has taken or is taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also considered the Adviser's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement with respect to the Funds, that the performance of the Funds and the Adviser supported the renewal of the Investment Advisory Agreement with respect to the Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM ITS RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Adviser and its affiliates from the Funds for providing services other than advisory services. The Trustees reviewed information provided by the Adviser as to the profitability of the Adviser and its affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the advisory fees charged to each of the Funds are fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Investment Advisory Agreement with respect to the Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by the Adviser and whether those economies are shared with the Funds. The Trustees noted that, although there are not any fee breakpoints, all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Investment Advisory Agreement with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Adviser.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the Investment Advisory Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Adviser by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Investment Advisory Agreement should be continued with respect to the Funds through July 31, 2012.

                                                            HIGHMARK(R) FUNDS 41

FUND INFORMATION (UNAUDITED)
JULY 31, 2011

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are
(i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
(iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
CALIFORNIA TAX-FREE MONEY MARKET              431114842       HMCXX        487
DIVERSIFIED MONEY MARKET                      431114883       HMDXX        484
TREASURY PLUS MONEY MARKET                    431123108       HMFXX       2219
U.S. GOVERNMENT MONEY MARKET                  431114701       HMGXX        485
100% U.S. TREASURY MONEY MARKET               431114503       HMTXX        486

                            RETAIL SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
CALIFORNIA TAX-FREE MONEY MARKET
   CLASS A SHARES                             431114859       HMAXX        476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                             431114800       HMVXX        473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                             431123306       HMPXX       2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                             431114602       HMUXX        474
   CLASS B SHARES                             431114495       HGBXX        450
   CLASS C SHARES                             431112531       HGTXX       1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                             431114404       HMRXX        475

                           CLASS S SHARES INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET              431112705       HCSXX       1727

DIVERSIFIED MONEY MARKET                      431112408       HDSXX       1728

TREASURY PLUS MONEY MARKET                    431123207       HMSXX       2220

42 HIGHMARK(R) FUNDS

U.S. GOVERNMENT MONEY MARKET                  431112507       HGSXX       1729

100% U.S. TREASURY MONEY MARKET               431112606       HUSXX       1730

                                                            HIGHMARK(R) FUNDS 43

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy M. Posoff
Earle A. Malm, II

44 HIGHMARK(R) FUNDS

--------------------------------------------------------------------------------

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

                            [HIGHMARK FUNDS LOGO](R)

                         -----------------------------

                           Mutual Funds:
                           o are not FDIC insured
                           o have no bank guarantee
                           o may lose value

                         -----------------------------

[HIGHMARK FUNDS LOGO](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMKAR0030200
84806-A (07/11)

Item 2. Code of Ethics.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that David A. Goldfarb and Evelyn S. Dilsaver are qualified to serve as an audit committee financial expert serving on its audit committee and that they are each "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $595,500 for 2010 and $603,000 for 2011.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $36,600 for 2010 and $36,600 for 2011.

         The above "Audit-Related Fees" were billed for the three security count verifications for the Funds as required under sections (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $94,650 for 2010 and $94,650 for 2011.

         Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $39,607 for 2010 and $0 for 2011.

  (e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).

(e)(2)   The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $615,857 for 2010 and $598,000 for 2011.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley   Act   of   2002   are
              attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        HighMark Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date October 7, 2011
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date October 7, 2011
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Pamela O'Donnell
                         -------------------------------------------------------
                                    Pamela O'Donnell, Chief Financial Officer
                                    (principal financial officer)

Date October 7, 2011
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.